UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03919
Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2015 – April 30, 2016
Item 1: Reports to Shareholders

Semiannual Report | April 30, 2016

Vanguard LifeStrategy® Funds

Vanguard LifeStrategy Income Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
LifeStrategy Income Fund.	8
LifeStrategy Conservative Growth Fund.	18
LifeStrategy Moderate Growth Fund.	28
LifeStrategy Growth Fund.	38
About Your Fund’s Expenses.	48
Glossary.	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2016
Total
Returns
Vanguard LifeStrategy Income Fund	2.30%
Income Composite Index	2.46
Income Composite Average	1.13
Income Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard LifeStrategy Conservative Growth Fund	1.75%
Conservative Growth Composite Index	1.85
Conservative Growth Composite Average	0.43
Conservative Growth Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard LifeStrategy Moderate Growth Fund	1.03%
Moderate Growth Composite Index	1.19
Moderate Growth Composite Average	-0.30
Moderate Growth Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard LifeStrategy Growth Fund	0.30%
Growth Composite Index	0.50
Growth Composite Average	-1.05
Growth Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.

For a benchmark description, see the Glossary.

1

Chairman’s Letter

Dear Shareholder,

Global stock markets had a bumpy ride over the six months ended April 30, 2016, as concerns about economic growth, weak inflation, and low commodity prices weighed on results. U.S. stocks ended the period flat, while international stocks slipped into negative territory.

Stock market volatility, particularly in early 2016, pushed investors toward assets perceived as less risky, such as bonds. Currency-hedged international bonds and U.S. bonds produced solid gains.

Returns for the four Vanguard LifeStrategy Funds ranged from slightly positive to about 2%. The funds’ returns were in line with those of their benchmark indexes and surpassed the average returns of their composite peer groups.

As I’ve mentioned in previous letters to you, we have expanded the international stock and bond exposure of the LifeStrategy Funds, which has further enhanced the diversification of your investments. The box on page 5 highlights some of the benefits of having international stocks in your portfolio.

U.S. stocks traveled a rocky road, finishing the period about even

After struggling during the first four months of the period, the broad U.S. stock market rebounded in the final two. Most of the surge came in March as oil prices recovered and investors cheered

2

the Federal Reserve’s indication that it would scale back its plan for interest rate hikes in 2016.

International stocks traced an even rockier path than their U.S. counterparts en route to modestly negative returns. Developed markets, especially Europe, notched weak results, while emerging markets managed a slight advance.

Bonds have proved attractive with help from the Fed

The broad U.S. bond market returned 2.82% for the half year. After modest declines in November and December, bonds posted four months of gains, helped by the Fed’s cautious approach to raising short-term interest rates.

The yield of the 10-year U.S. Treasury note closed at 1.83% at the end of April, down from 2.17% six months earlier. (Bond prices and yields move in opposite directions.)

Even though the Fed raised short-term interest rates a quarter percentage point in December, the target rate of 0.25%–0.5% is still very low historically, and it restrained returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 8.72%. In a reversal from the trend of recent years, foreign currencies strengthened against the dollar, helping international bonds. Even without

Market Barometer

	Total Returns
	Periods Ended April 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	0.22%	0.34%	10.81%
Russell 2000 Index (Small-caps)	-1.90	-5.94	6.98
Russell 3000 Index (Broad U.S. market)	0.06	-0.18	10.50
FTSE All-World ex US Index (International)	-1.52	-10.65	0.25

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.82%	2.72%	3.60%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.55	5.29	5.37
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.10	0.05

CPI
Consumer Price Index	0.60%	1.13%	1.25%

3

this currency benefit, however, international bond returns were solid, boosted in part by additional stimulus measures in Europe and Asia to combat weak growth and low inflation.

LifeStrategy funds benefited from bonds’ solid performance

Vanguard’s four LifeStrategy Funds offer investors a broadly diversified portfolio within a single fund. Each fund has a different fixed allocation to four underlying domestic and international stock and bond funds. These funds are designed to help investors manage risk as they seek to increase or preserve their wealth.

With bonds outperforming stocks for the half year, it came as no surprise that Vanguard LifeStrategy Income Fund—with about 80% bonds and about 20% stocks—performed best, with a 2.30% return. In contrast, Vanguard LifeStrategy Growth Fund, with about 80% of its assets in stocks and about 20% in bonds, had the weakest result, a 0.30% return. The results of the two other funds fell in between.

Of the funds’ four underlying investments, Vanguard Total International Bond Index Fund performed best, with a return of 3.15% after hedging against currency fluctuations. (Returns for the underlying funds are for Investor Shares.) The funds’

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
LifeStrategy Income Fund	0.12%	0.92%
LifeStrategy Conservative Growth Fund	0.13	1.00
LifeStrategy Moderate Growth Fund	0.14	1.08
LifeStrategy Growth Fund	0.15	1.15

The fund expense figures shown—drawn from the prospectus dated February 25, 2016—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the six months ended April 30, 2016, the annualized acquired fund fees and expenses were 0.12% for the LifeStrategy Income Fund, 0.13% for the LifeStrategy Conservative Growth Fund, 0.14%
for the LifeStrategy Moderate Growth Fund, and 0.16% for the LifeStrategy Growth Fund.

Peer groups are the composites listed on page 1. Their expense figures are derived by applying the appropriate allocations to average expense ratios of these mutual fund peer groups: fixed income funds, general equity funds, and international funds. Average expense ratios for these groups are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

4

Do U.S.-based multinationals provide enough global diversification?

Some investors believe that their portfolios get enough exposure to international stocks through their holdings in large-capitalization, multinational U.S. companies such as the ones represented in the Standard & Poor’s 500 Index. After all, those firms generated almost half of their total sales outside the United States in 2014.*

However, international exposure based only on a broad index of U.S.-based companies would be patchy at best. The near-even split of domestic and foreign sales for S&P 500 companies is an average; when you look at individual sectors, a different picture emerges. Information technology firms earned the highest percentage of sales abroad (almost 60% in 2014). Utilities and telecommunication services, which tend to operate regionally or nationally, generated the least overseas revenue.

As the chart below shows, such a portfolio would also differ significantly from a broadly diversified global portfolio in some sector weightings. It would, for example, have more exposure to IT and health care stocks and considerably less to materials and financials.

The bottom line: Large-cap U.S. stocks can give you a degree of exposure to international economic and market forces, but not to the same extent as a combination of both U.S. and
non-U.S. stocks.

S&P 500 Index sector weightings vary from those of global stocks

Notes: Data are 12-month-average sector weightings as of March 31, 2016. Global stocks are represented by the FTSE All-World Index.
Sources: Vanguard calculations, based on data from S&P Dow Jones Indices LLC and FTSE International Limited.

* All S&P 500 Index and sector revenue data are from S&P Dow Jones Indices LLC for 2014.
There are additional risks when investing outside the United States, including the possibility that returns will be hurt by a decline in the value of foreign currencies or by unfavorable developments in a particular country or region.

5

U.S. bond holdings, represented by Vanguard Total Bond Market II Index Fund, returned 2.78%.

On the equity side, Vanguard Total Stock Market Index Fund returned 0.01%. Its international counterpart, Vanguard Total International Stock Index Fund, returned –1.39%.

Whether it’s index or active, low costs and talent matter

If you listen to some investing pundits, you might think index investing and actively managed investing are incompatible opposites. We at Vanguard don’t see it that way.

To us, it’s not index versus active. In fact, depending on your goals, it could well be index and active.

Vanguard is a pioneer in index investing. In 1976, we opened the first index mutual fund, giving shareholders an opportunity to track the performance of the S&P 500 Index. But our roots in active management—which aims to choose investments that will outperform the market—go back to the 1929 launch of what became Vanguard Wellington™ Fund.

Our index and active funds share important traits. Both are low cost, and as their assets grow, we can take advantage of the economies of scale by further reducing fund expense ratios. That allows you to keep more of your fund’s returns.

And low costs aren’t the whole story. Talent and experience are vital no matter a fund’s management style.

When it comes to indexing, portfolio managers in our Equity Index Group and Fixed Income Group have honed their expertise over decades. That expertise helps our index funds meet their objectives of closely tracking their benchmarks.

Our active funds, too, benefit from world-class managers—both our own experts and premier money managers we hire around the globe. There’s no guarantee that active management will lead to market-beating results, but the combination of talent and low costs can give investors a better chance of success.

If you’d like to know more, see Keys to Improving the Odds of Active Management Success and The Case for Index-Fund Investing, available at vanguard.com/research.

As always, thank you for investing with Vanguard.

F. William McNabb III
Chairman and Chief Executive Officer
May 11, 2016

6

Your Fund’s Performance at a Glance
October 31, 2015, Through April 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard LifeStrategy Income Fund	$14.86	$14.98	$0.158	$0.058
Vanguard LifeStrategy Conservative Growth
Fund	$18.36	$18.30	$0.191	$0.182
Vanguard LifeStrategy Moderate Growth Fund	$24.08	$23.66	$0.264	$0.392
Vanguard LifeStrategy Growth Fund	$28.74	$27.87	$0.309	$0.638

7

LifeStrategy Income Fund

Fund Profile
As of April 30, 2016

Total Fund Characteristics
Ticker Symbol	VASIX
30-Day SEC Yield	2.04%
Acquired Fund Fees and Expenses[1]	0.12%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	56.1%
Vanguard Total International Bond Index
Fund Investor Shares	23.6
Vanguard Total Stock Market Index Fund
Investor Shares	12.1
Vanguard Total International Stock Index
Fund Investor Shares	8.2

Total Fund Volatility Measures
		Barclays
	Income	Aggregate
	Composite	Bond
	Index	Index
R-Squared	0.99	0.54
Beta	1.01	0.85
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 25, 2016—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy
Income Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2016, the annualized acquired fund fees and expenses were 0.12%.

8

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005, Through April 30, 2016

For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended April 30, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Income Fund	9/30/1994	1.03%	4.35%	2.97%	1.63%	4.60%

See Financial Highlights for dividend and capital gains information.

9

LifeStrategy Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (12.1%)
Vanguard Total Stock Market Index Fund Investor Shares	8,304,608	426,276

International Stock Fund (8.2%)
Vanguard Total International Stock Index Fund Investor Shares	19,530,063	287,873

U.S. Bond Fund (56.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	181,884,528	1,980,722

International Bond Fund (23.6%)
Vanguard Total International Bond Index Fund Investor Shares	76,828,797	833,592
Total Investment Companies (Cost $3,234,945)		3,528,463
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.495% (Cost $881)	880,655	881
Total Investments (100.0%) (Cost $3,235,826)		3,529,344

		Amount
		($000)
Other Assets and Liabilities (0.0%)
Other Assets
Receivables for Investment Securities Sold		12,059
Receivables for Accrued Income		4,628
Receivables for Capital Shares Issued		3,504
Total Other Assets		20,191
Liabilities
Payables for Investment Securities Purchased		(16,303)
Payables for Capital Shares Redeemed		(3,868)
Other Liabilities		(1)
Total Liabilities		(20,172)
Net Assets (100%)
Applicable to 235,597,217 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,529,363
Net Asset Value Per Share		$14.98

10

LifeStrategy Income Fund

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,225,840
Undistributed Net Investment Income	7,218
Accumulated Net Realized Gains	2,787
Unrealized Appreciation (Depreciation)	293,518
Net Assets	3,529,363

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

11

LifeStrategy Income Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Income Distributions Received	36,387
Net Investment Income—Note B	36,387
Realized Net Gain (Loss)
Capital Gain Distributions Received	2,862
Affiliated Investment Securities Sold	285
Realized Net Gain (Loss)	3,147
Change in Unrealized Appreciation (Depreciation) of Investment Securities	39,206
Net Increase (Decrease) in Net Assets Resulting from Operations	78,740

See accompanying Notes, which are an integral part of the Financial Statements.

12

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,387	68,381
Realized Net Gain (Loss)	3,147	18,981
Change in Unrealized Appreciation (Depreciation)	39,206	(23,706)
Net Increase (Decrease) in Net Assets Resulting from Operations	78,740	63,656
Distributions
Net Investment Income	(35,921)	(67,850)
Realized Capital Gain[1]	(13,072)	(12,903)
Total Distributions	(48,993)	(80,753)
Capital Share Transactions
Issued	454,390	853,105
Issued in Lieu of Cash Distributions	46,184	75,963
Redeemed	(338,945)	(679,670)
Net Increase (Decrease) from Capital Share Transactions	161,629	249,398
Total Increase (Decrease)	191,376	232,301
Net Assets
Beginning of Period	3,337,987	3,105,686
End of Period[2]	3,529,363	3,337,987

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $2,254,000 and $5,500,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $7,218,000 and $6,752,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

LifeStrategy Income Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.86	$14.93	$14.47	$14.73	$14.28	$14.15
Investment Operations
Net Investment Income	.159	.309	.307	.294	.353	.357
Capital Gain Distributions Received	.012	.012	.004	.064	.116	.059
Net Realized and Unrealized Gain (Loss)
on Investments	.165	(.021)	.535	.189	.429	.109
Total from Investment Operations	.336	.300	.846	.547	.898	.525
Distributions
Dividends from Net Investment Income	(.158)	(. 309)	(. 303)	(. 293)	(. 354)	(. 361)
Distributions from Realized Capital Gains	(. 058)	(. 061)	(. 083)	(. 514)	(. 094)	(. 034)
Total Distributions	(. 216)	(. 370)	(. 386)	(. 807)	(. 448)	(. 395)
Net Asset Value, End of Period	$14.98	$14.86	$14.93	$14.47	$14.73	$14.28

Total Return[1]	2.30%	2.03%	5.95%	3.88%	6.41%	3.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,529	$3,338	$3,106	$2,904	$2,750	$2,402
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.14%	0.14%	0.14%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.49%	2.08%	2.10%	2.04%	2.45%	2.52%
Portfolio Turnover Rate	5%	14%	12%	25%	8%[2]	43%[3]

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard
Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from
Vanguard Stort-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

14

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the

15

LifeStrategy Income Fund

fund and all other expenses incurred by the fund during the period ended April 30, 2016, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2016, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2016, the cost of investment securities for tax purposes was $3,235,826,000. Net unrealized appreciation of investment securities for tax purposes was $293,518,000, consisting of unrealized gains of $301,324,000 on securities that had risen in value since their purchase and $7,806,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015
	Shares	Shares
	(000)	(000)
Issued	30,827	56,932
Issued in Lieu of Cash Distributions	3,149	5,107
Redeemed	(23,034)	(45,451)
Net Increase (Decrease) in Shares Outstanding	10,942	16,588

16

LifeStrategy Income Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	1	—	881
Vanguard Total Bond Market II
Index Fund	1,861,895	143,096	50,908	22,692	2,862	1,980,722
Vanguard Total International
Bond Index Fund	795,842	26,528	6,775	6,920	—	833,592
Vanguard Total International
Stock Index Fund	270,281	29,632	7,981	2,849	—	287,873
Vanguard Total Stock Market
Index Fund	409,679	40,864	23,181	3,925	—	426,276
Total	3,337,697	240,120	88,845	36,387	2,862	3,529,344
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

17

LifeStrategy Conservative Growth Fund

Fund Profile
As of April 30, 2016

Total Fund Characteristics
Ticker Symbol	VSCGX
30-Day SEC Yield	2.07%
Acquired Fund Fees and Expenses[1]	0.13%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	42.1%
Vanguard Total Stock Market Index Fund
Investor Shares	24.0
Vanguard Total International Bond Index
Fund Investor Shares	17.7
Vanguard Total International Stock Index
Fund Investor Shares	16.2

Total Fund Volatility Measures
	Conservative	DJ
	Growth	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	1.00	0.80
Beta	0.99	0.39
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 25, 2016—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The
LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2016, the annualized acquired fund fees and expenses were 0.13%.

18

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005, Through April 30, 2016

For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended April 30, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Conservative
Growth Fund	9/30/1994	0.02%	5.21%	2.75%	2.07%	4.82%

See Financial Highlights for dividend and capital gains information.

19

LifeStrategy Conservative Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (24.0%)
Vanguard Total Stock Market Index Fund Investor Shares	36,397,646	1,868,291

International Stock Fund (16.2%)
Vanguard Total International Stock Index Fund Investor Shares	85,802,661	1,264,731

U.S. Bond Fund (42.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	301,613,975	3,284,576

International Bond Fund (17.7%)
Vanguard Total International Bond Index Fund Investor Shares	127,111,344	1,379,158
Total Investment Companies (Cost $6,440,770)		7,796,756
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.495% (Cost $508)	508,000	508
Total Investments (100.0%) (Cost $6,441,278)		7,797,264

		Amount
		($000)
Other Assets and Liabilities (0.0%)
Other Assets
Receivables for Investment Securities Sold		20,214
Receivables for Accrued Income		7,675
Receivables for Capital Shares Issued		5,878
Total Other Assets		33,767
Liabilities
Payables for Investment Securities Purchased		(26,721)
Payables for Capital Shares Redeemed		(4,256)
Total Liabilities		(30,977)
Net Assets (100%)
Applicable to 426,316,199 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,800,054
Net Asset Value Per Share		$18.30

20

LifeStrategy Conservative Growth Fund

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	6,416,938
Undistributed Net Investment Income	11,944
Accumulated Net Realized Gains	15,186
Unrealized Appreciation (Depreciation)	1,355,986
Net Assets	7,800,054

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Income Distributions Received	80,223
Net Investment Income—Note B	80,223
Realized Net Gain (Loss)
Capital Gain Distributions Received	4,857
Affiliated Investment Securities Sold	11,197
Realized Net Gain (Loss)	16,054
Change in Unrealized Appreciation (Depreciation) of Investment Securities	32,107
Net Increase (Decrease) in Net Assets Resulting from Operations	128,384

See accompanying Notes, which are an integral part of the Financial Statements.

22

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,223	157,497
Realized Net Gain (Loss)	16,054	91,565
Change in Unrealized Appreciation (Depreciation)	32,107	(115,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,384	133,745
Distributions
Net Investment Income	(79,751)	(156,725)
Realized Capital Gain[1]	(75,632)	(179,912)
Total Distributions	(155,383)	(336,637)
Capital Share Transactions
Issued	744,184	1,615,486
Issued in Lieu of Cash Distributions	149,206	324,435
Redeemed	(664,879)	(1,397,718)
Net Increase (Decrease) from Capital Share Transactions	228,511	542,203
Total Increase (Decrease)	201,512	339,311
Net Assets
Beginning of Period	7,598,542	7,259,231
End of Period[2]	7,800,054	7,598,542

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $7,480,000 and $6,635,000 respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $11,944,000 and $11,472,000.

See accompanying Notes, which are an integral part of the Financial Statements.

23

LifeStrategy Conservative Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$18.36	$18.86	$18.04	$17.21	$16.40	$16.20
Investment Operations
Net Investment Income	.191	.385	.395	.369	.421	.374
Capital Gain Distributions Received	.012	.018	.005	.055	.101	.049
Net Realized and Unrealized Gain (Loss)
on Investments	.110	(.057)	.905	1.109	.750	.179
Total from Investment Operations	.313	.346	1.305	1.533	1.272	.602
Distributions
Dividends from Net Investment Income	(.191)	(. 385)	(. 391)	(. 367)	(. 420)	(. 378)
Distributions from Realized Capital Gains	(.182)	(. 461)	(. 094)	(. 336)	(. 042)	(. 024)
Total Distributions	(. 373)	(. 846)	(. 485)	(.703)	(. 462)	(. 402)
Net Asset Value, End of Period	$18.30	$18.36	$18.86	$18.04	$17.21	$16.40

Total Return[1]	1.75%	1.86%	7.34%	9.18%	7.88%	3.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,800	$7,599	$7,259	$8,644	$7,359	$6,553
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.15%	0.15%	0.15%	0.19%
Ratio of Net Investment Income to
Average Net Assets	1.63%	2.07%	2.12%	2.12%	2.51%	2.27%
Portfolio Turnover Rate	14%	16%	15%	19%	15%[2]	46%[3]

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard
Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from
Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

24

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the

25

LifeStrategy Conservative Growth Fund

fund and all other expenses incurred by the fund during the period ended April 30, 2016, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2016, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2016, the cost of investment securities for tax purposes was $6,441,278,000. Net unrealized appreciation of investment securities for tax purposes was $1,355,986,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015
	Shares	Shares
	(000)	(000)
Issued	41,392	86,785
Issued in Lieu of Cash Distributions	8,300	17,572
Redeemed	(37,154)	(75,572)
Net Increase (Decrease) in Shares Outstanding	12,538	28,785

26

LifeStrategy Conservative Growth Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,072	NA1	NA1	1	—	508
Vanguard Total Bond Market II
Index Fund	3,172,554	303,418	235,267	38,043	4,857	3,284,576
Vanguard Total International
Bond Index Fund	1,352,839	71,951	75,296	11,626	—	1,379,158
Vanguard Total International
Stock Index Fund	1,214,130	121,083	48,726	13,019	—	1,264,731
Vanguard Total Stock Market
Index Fund	1,858,464	171,283	152,981	17,534	—	1,868,291
Total	7,599,059	667,735	512,270	80,223	4,857	7,797,264
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

27

LifeStrategy Moderate Growth Fund

Fund Profile
As of April 30, 2016

Total Fund Characteristics
Ticker Symbol	VSMGX
30-Day SEC Yield	2.11%
Acquired Fund Fees and Expenses[1]	0.14%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	35.9%
Vanguard Total Bond Market II Index Fund
Investor Shares	28.1
Vanguard Total International Stock Index
Fund Investor Shares	24.2
Vanguard Total International Bond Index
Fund Investor Shares	11.8

Total Fund Volatility Measures
	Moderate	DJ
	Growth	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	1.00	0.92
Beta	0.99	0.59
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 25, 2016—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The
LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2016, the annualized acquired fund fees and expenses were 0.14%.

28

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005, Through April 30, 2016

For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended April 30, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Moderate
Growth Fund	9/30/1994	-1.06%	6.15%	2.54%	2.54%	5.08%

See Financial Highlights for dividend and capital gains information.

29

LifeStrategy Moderate Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (35.9%)
Vanguard Total Stock Market Index Fund Investor Shares	87,708,947	4,502,100

International Stock Fund (24.2%)
Vanguard Total International Stock Index Fund Investor Shares	205,739,696	3,032,603

U.S. Bond Fund (28.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	323,284,350	3,520,567

International Bond Fund (11.8%)
Vanguard Total International Bond Index Fund Investor Shares	136,247,052	1,478,281
Total Investment Companies (Cost $9,549,114)		12,533,551
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.495% (Cost $1,606)	1,606,452	1,606
Total Investments (100.0%) (Cost $9,550,720)		12,535,157

		Amount
		($000)
Other Assets and Liabilities (0.0%)
Other Assets
Receivables for Investment Securities Sold		26,532
Receivables for Accrued Income		8,214
Receivables for Capital Shares Issued		15,156
Other Assets		1
Total Other Assets		49,903
Liabilities
Payables for Investment Securities Purchased		(35,482)
Payables for Capital Shares Redeemed		(15,940)
Other Liabilities		(1)
Total Liabilities		(51,423)
Net Assets (100%)
Applicable to 529,758,410 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		12,533,637
Net Asset Value Per Share		$23.66

30

LifeStrategy Moderate Growth Fund

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	9,481,953
Undistributed Net Investment Income	61,695
Accumulated Net Realized Gains	5,552
Unrealized Appreciation (Depreciation)	2,984,437
Net Assets	12,533,637

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

31

LifeStrategy Moderate Growth Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Income Distributions Received	127,341
Net Investment Income—Note B	127,341
Realized Net Gain (Loss)
Capital Gain Distributions Received	5,256
Affiliated Investment Securities Sold	920
Realized Net Gain (Loss)	6,176
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(7,939)
Net Increase (Decrease) in Net Assets Resulting from Operations	125,578

See accompanying Notes, which are an integral part of the Financial Statements.

32

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	127,341	252,486
Realized Net Gain (Loss)	6,176	228,557
Change in Unrealized Appreciation (Depreciation)	(7,939)	(283,346)
Net Increase (Decrease) in Net Assets Resulting from Operations	125,578	197,697
Distributions
Net Investment Income	(136,355)	(249,240)
Realized Capital Gain[1]	(202,466)	(77,127)
Total Distributions	(338,821)	(326,367)
Capital Share Transactions
Issued	1,220,640	2,640,642
Issued in Lieu of Cash Distributions	329,078	317,362
Redeemed	(1,078,961)	(2,318,657)
Net Increase (Decrease) from Capital Share Transactions	470,757	639,347
Total Increase (Decrease)	257,514	510,677
Net Assets
Beginning of Period	12,276,123	11,765,446
End of Period[2]	12,533,637	12,276,123

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $9,297,000 and $19,526,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $61,695,000 and $70,709,000.

See accompanying Notes, which are an integral part of the Financial Statements.

33

LifeStrategy Moderate Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$24.08	$24.32	$22.90	$20.84	$19.54	$19.22
Investment Operations
Net Investment Income	. 241.501		.498	.475	.515	.406
Capital Gain Distributions Received	.015	.017	.004	.044	.081	.042
Net Realized and Unrealized Gain (Loss)
on Investments	(.020)	(.099)	1.462	2.430	1.173	.350
Total from Investment Operations	.236	.419	1.964	2.949	1.769	.798
Distributions
Dividends from Net Investment Income	(. 264)	(. 501)	(. 479)	(. 522)	(. 439)	(. 448)
Distributions from Realized Capital Gains	(. 392)	(.158)	(. 065)	(. 367)	(. 030)	(. 030)
Total Distributions	(. 656)	(. 659)	(. 544)	(. 889)	(. 469)	(. 478)
Net Asset Value, End of Period	$23.66	$24.08	$24.32	$22.90	$20.84	$19.54

Total Return[1]	1.03%	1.71%	8.67%	14.66%	9.25%	4.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,534	$12,276	$11,765	$10,728	$8,786	$8,098
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.16%	0.16%	0.16%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.07%	2.12%	2.19%	2.56%	2.05%
Portfolio Turnover Rate	13%	16%	12%	15%	15%[2]	32%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard
Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

34

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the

35

LifeStrategy Moderate Growth Fund

fund and all other expenses incurred by the fund during the period ended April 30, 2016, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2016, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2016, the cost of investment securities for tax purposes was $9,550,720,000. Net unrealized appreciation of investment securities for tax purposes was $2,984,437, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015
	Shares	Shares
	(000)	(000)
Issued	52,597	108,433
Issued in Lieu of Cash Distributions	14,142	13,030
Redeemed	(46,818)	(95,364)
Net Increase (Decrease) in Shares Outstanding	19,921	26,099

36

LifeStrategy Moderate Growth Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	3	—	1,606
Vanguard Total Bond Market II
Index Fund	3,424,830	398,774	350,230	40,813	5,256	3,520,567
Vanguard Total International
Bond Index Fund	1,437,970	100,541	92,058	12,504	—	1,478,281
Vanguard Total International
Stock Index Fund	2,923,500	264,971	99,396	31,383	—	3,032,603
Vanguard Total Stock Market
Index Fund	4,487,633	283,174	239,140	42,638	—	4,502,100
Total	12,273,933	1,047,460	780,824	127,341	5,256	12,535,157
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

37

LifeStrategy Growth Fund

Fund Profile
As of April 30, 2016

Total Fund Characteristics
Ticker Symbol	VASGX
30-Day SEC Yield	2.15%
Acquired Fund Fees and Expenses[1]	0.15%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	48.1%
Vanguard Total International Stock Index
Fund Investor Shares	32.2
Vanguard Total Bond Market II Index Fund
Investor Shares	14.0
Vanguard Total International Bond Index
Fund Investor Shares	5.7

Total Fund Volatility Measures
		DJ
	Growth	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	1.00	0.95
Beta	0.99	0.79

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 25, 2016—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy
Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2016, the annualized acquired fund fees and expenses were 0.16%.

38

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005, Through April 30, 2016

For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended April 30, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Growth Fund	9/30/1994	-2.32%	6.78%	2.28%	2.70%	4.98%

See Financial Highlights for dividend and capital gains information.

39

LifeStrategy Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (48.1%)
Vanguard Total Stock Market Index Fund Investor Shares	107,391,199	5,512,390

International Stock Fund (32.2%)
Vanguard Total International Stock Index Fund Investor Shares	249,861,675	3,682,961

U.S. Bond Fund (14.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	147,121,223	1,602,150

International Bond Fund (5.7%)
Vanguard Total International Bond Index Fund Investor Shares	60,623,382	657,764
Total Investment Companies (Cost $8,266,934)		11,455,265
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.495% (Cost $371)	371,000	371
Total Investments (100.0%) (Cost $8,267,305)		11,455,636

		Amount
		($000)
Other Assets and Liabilities (0.0%)
Other Assets
Receivables for Investment Securities Sold		5,634
Receivables for Accrued Income		3,691
Receivables for Capital Shares Issued		7,350
Total Other Assets		16,675
Liabilities
Payables for Investment Securities Purchased		(3,024)
Payables for Capital Shares Redeemed		(12,959)
Total Liabilities		(15,983)
Net Assets (100%)
Applicable to 411,081,637 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		11,456,328
Net Asset Value Per Share		$27.87

40

LifeStrategy Growth Fund

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	8,219,080
Undistributed Net Investment Income	49,507
Accumulated Net Realized Losses	(590)
Unrealized Appreciation (Depreciation)	3,188,331
Net Assets	11,456,328

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

41

LifeStrategy Growth Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Income Distributions Received	113,658
Net Investment Income—Note B	113,658
Realized Net Gain (Loss)
Capital Gain Distributions Received	2,418
Affiliated Investment Securities Sold	(2,932)
Realized Net Gain (Loss)	(514)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(75,816)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,328

See accompanying Notes, which are an integral part of the Financial Statements.

42

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	113,658	229,167
Realized Net Gain (Loss)	(514)	271,229
Change in Unrealized Appreciation (Depreciation)	(75,816)	(358,649)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,328	141,747
Distributions
Net Investment Income	(122,368)	(224,425)
Realized Capital Gain[1]	(252,657)	(69,146)
Total Distributions	(375,025)	(293,571)
Capital Share Transactions
Issued	944,976	1,940,685
Issued in Lieu of Cash Distributions	366,668	287,739
Redeemed	(755,236)	(1,468,819)
Net Increase (Decrease) from Capital Share Transactions	556,408	759,605
Total Increase (Decrease)	218,711	607,781
Net Assets
Beginning of Period	11,237,617	10,629,836
End of Period[2]	11,456,328	11,237,617

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $11,088,000 and $10,298,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $49,507,000 and $58,217,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

LifeStrategy Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$28.74	$29.12	$27.07	$23.36	$21.61	$21.28
Investment Operations
Net Investment Income	. 280.598		.599	.569	.587	.401
Capital Gain Distributions Received	.006	.012	.002	.025	.045	.018
Net Realized and Unrealized Gain (Loss)
on Investments	(.209)	(.207)	2.085	4.013	1.603	.364
Total from Investment Operations	.077	.403	2.686	4.607	2.235	.783
Distributions
Dividends from Net Investment Income	(. 309)	(. 595)	(. 582)	(. 631)	(. 468)	(. 444)
Distributions from Realized Capital Gains	(. 638)	(.188)	(. 054)	(. 266)	(. 017)	(. 009)
Total Distributions	(. 947)	(.783)	(. 636)	(. 897)	(. 485)	(. 453)
Net Asset Value, End of Period	$27.87	$28.74	$29.12	$27.07	$23.36	$21.61

Total Return[1]	0.30%	1.35%	10.02%	20.34%	10.56%	3.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,456	$11,238	$10,630	$9,787	$7,799	$7,371
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.16%	0.15%	0.17%	0.17%	0.17%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.90%	2.06%	2.14%	2.27%	2.61%	1.79%
Portfolio Turnover Rate	6%	13%	10%	9%	10%[2]	22%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard
Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

44

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund

45

LifeStrategy Growth Fund

and all other expenses incurred by the fund during the period ended April 30, 2016, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2016, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2016, the cost of investment securities for tax purposes was $8,267,305,000. Net unrealized appreciation of investment securities for tax purposes was $3,188,331,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015
	Shares	Shares
	(000)	(000)
Issued	34,650	66,547
Issued in Lieu of Cash Distributions	13,280	9,813
Redeemed	(27,831)	(50,470)
Net Increase (Decrease) in Shares Outstanding	20,099	25,890

46

LifeStrategy Growth Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	3	—	371
Vanguard Total Bond Market II
Index Fund	1,569,701	182,588	171,052	18,433	2,418	1,602,150
Vanguard Total International
Bond Index Fund	658,681	22,621	38,112	5,716	—	657,764
Vanguard Total International
Stock Index Fund	3,570,338	242,917	54,527	37,605	—	3,682,961
Vanguard Total Stock Market
Index Fund	5,435,970	204,866	89,978	51,901	—	5,512,390
Total	11,234,690	652,992	353,669	113,658	2,418	11,455,636
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

47

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

48

Six Months Ended April 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2015	4/30/2016	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,022.97	$0.60
LifeStrategy Conservative Growth Fund	$1,000.00	$1,017.48	$0.65
LifeStrategy Moderate Growth Fund	$1,000.00	$1,010.26	$0.70
LifeStrategy Growth Fund	$1,000.00	$1,002.99	$0.80
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.27	$0.60
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.22	$0.65
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.17	$0.70
LifeStrategy Growth Fund	$1,000.00	$1,024.07	$0.81

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.12%, 0.13%,
0.14%, and 0.16%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

49

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Benchmark Information

Conservative Growth Composite Average: Weighted 60% fixed income funds average, 28% general equity funds average, and 12% international funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

50

Conservative Growth Composite Index: Weighted 42% Barclays U.S. Aggregate Float Adjusted Index, 24% CRSP US Total Market Index, 18% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 16% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 48% Barclays U.S. Aggregate Float Adjusted Index, 28% CRSP US Total Market Index, 12% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 12% FTSE Global All Cap ex US Index through June 30, 2015; 60% Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, and 12% MSCI ACWI ex USA IMI Index through June 2, 2013; 40% Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index through November 30, 2011; 40% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 35% MSCI US Broad Market Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 15, 2010; 40% Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup 3-Month Treasury Bill Index, and 5% MSCI EAFE Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

Growth Composite Average: Weighted 56% general equity funds average, 24% international funds average, and 20% fixed income funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

Growth Composite Index: Weighted 48% CRSP US Total Market Index, 32% FTSE Global All Cap ex US Index, 14% Barclays U.S. Aggregate Float Adjusted Index, and 6% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 56% CRSP US Total Market Index, 24% FTSE Global All Cap ex US Index, 16% Barclays U.S. Aggregate Float Adjusted Index, and 4% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015; 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Barclays U.S. Aggregate Float Adjusted Index through June 2, 2013; 65% MSCI US Broad Market Index, 20% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 15% MSCI EAFE Index through December 15, 2010; and 65% Dow Jones U.S. Total Stock Market Index, 20% Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

Income Composite Average: Weighted 80% fixed income funds average, 14% general equity funds average, and 6% international funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

51

Income Composite Index: Weighted 56% Barclays U.S. Aggregate Float Adjusted Index, 24% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 12% CRSP US Total Market Index, and 8% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 64% Barclays U.S. Aggregate Float Adjusted Index, 16% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 14% CRSP US Total Market Index, and 6% FTSE Global All Cap ex US Index through June 30, 2015; 80% Barclays U.S. Aggregate Float Adjusted Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through June 2, 2013; 60% Barclays U.S. Aggregate Float Adjusted Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through November 30, 2011; 60% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 20% MSCI US Broad Market Index, and 20% Barclays U.S. 1–3 Year Credit Bond Index through December 15, 2010; 60% Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Barclays U.S. 1–3 Year Credit Bond Index through April 22, 2005; and 60% Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup 3-Month Treasury Bill Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

Moderate Growth Composite Average: Weighted 42% general equity funds average, 40% fixed income funds average, and 18% international funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

Moderate Growth Composite Index: Weighted 36% CRSP US Total Market Index, 28% Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, and 12% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 32% Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, and 8% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015; 42% MSCI US Broad Market Index, 40% Barclays U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index through June 2, 2013; 50% MSCI US Broad Market Index, 40% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 10% MSCI EAFE Index through December 15, 2010; and 50% Dow Jones U.S. Total Stock Market Index, 40% Barclays U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

52

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
Chris D. McIsaac
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer	John J. Brennan
(retired 2010) of Corning Incorporated (communications	Chairman, 1996–2009
equipment); Trustee of Colby-Sawyer College and	Chief Executive Officer and President, 1996–2008
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q882 062016

Semiannual Report | April 30, 2016

Vanguard STAR® Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	18
Trustees Approve Advisory Arrangement.	20
Glossary.	21

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2016
Total
Returns
Vanguard STAR Fund	0.32%
STAR Composite Index	0.82
STAR Composite Average	-0.49
For a benchmark description, see the Glossary.
STAR Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Your Fund’s Performance at a Glance
October 31, 2015, Through April 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$24.76	$23.70	$0.307	$0.823

1

Chairman’s Letter

Dear Shareholder,

For the six months ended April 30, 2016, Vanguard STAR Fund returned 0.32%, compared with the 0.82% return of its benchmark, the STAR Composite Index. The fund’s result was ahead of the modestly negative composite average return of peer funds.

As a “fund of funds,” the STAR Fund reflects the combined results of its 11 underlying actively managed Vanguard funds: eight stock funds and three bond funds. Returns of the underlying funds ranged from about – 4% to about 8%.

None of the equity funds ended the period with positive returns, reflecting the challenging environment for stocks. Within subcategories, value outperformed growth, and international outperformed domestic. All three bond funds posted solid single-digit returns, enough to offset negative returns in the equity portfolio and push the fund into positive territory.

U.S. stocks traveled a rocky road, finishing the period about even

The broad U.S. stock market delivered flat returns for a half year marked by inconsistency, sharp declines, and even sharper rallies.

After struggling during the first four months of the period, U.S. stocks rebounded. Most of the surge came in March, as investors cheered the Federal Reserve’s indication that it would scale back its plan for interest rate hikes in 2016. Continued aggressive

2

stimulus by central bankers in Europe and Asia and a recovery in oil prices also helped.

International stocks traced an even rockier path than their U.S. counterparts en route to modestly negative returns. Developed markets, especially Europe, notched weak results, while emerging markets managed a slight advance.

Bonds have proved attractive with help from the Fed

The broad U.S. bond market returned 2.82% for the half year. After retreating in November and December, the bond market recorded positive results for each of the next four months. It also received a boost from the Fed’s cautious approach to raising short-term interest rates.

The yield of the 10-year U.S. Treasury note closed at 1.83% at the end of April, down from 2.17% six months earlier. (Bond prices and yields move in opposite directions.)

Even though the Fed raised short-term rates a quarter of a percentage point in December, the target rate of 0.25%–0.5% is still very low historically, and it restrained returns for money market funds and savings accounts.

Market Barometer

	Total Returns
	Periods Ended April 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	0.22%	0.34%	10.81%
Russell 2000 Index (Small-caps)	-1.90	-5.94	6.98
Russell 3000 Index (Broad U.S. market)	0.06	-0.18	10.50
FTSE All-World ex US Index (International)	-1.52	-10.65	0.25

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.82%	2.72%	3.60%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.55	5.29	5.37
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.10	0.05

CPI
Consumer Price Index	0.60%	1.13%	1.25%

3

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 8.72%. In a reversal from the trend of recent years, foreign currencies strengthened against the dollar, helping international bonds. Even without this currency benefit, international bond returns were solid.

Volatility puts a spotlight on the role of diversification

During the early part of the period, yields rose as markets expected the Fed to raise interest rates throughout 2016. But in January, falling commodity prices, China’s economic deceleration, and signs of a global slowdown drove investors to seek shelter in defensive equity sectors and in bonds.

Among the STAR Fund’s underlying domestic large-capitalization equity value funds, Vanguard Windsor™ II Fund ended the period virtually flat, while Vanguard Windsor Fund returned –2.18%. Both lagged the 1.93% return of their benchmark, the Russell 1000 Value Index.

Vanguard U.S. Growth Fund, which focuses on large-cap growth stocks, returned –3.80%, trailing its benchmark, the Russell 1000 Growth Index, by nearly 2.5 percentage points.

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
STAR Fund	0.34%	1.07%

The acquired fund fees and expenses—drawn from the prospectus dated February 25, 2016—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests.
The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2016, the annualized acquired fund fees and expenses were 0.32%.

The peer group is the STAR Composite Average, which is derived by weighting the average expense ratios of the following mutual fund groups: general equity funds (43.75%), fixed income funds (25%), 1–5 year investment-grade funds (12.5%), and international funds (18.75%).
Average expense ratios for these groups are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

4

Do U.S.-based multinationals provide enough global diversification?

Some investors believe that their portfolios get enough exposure to international stocks through their holdings in large-capitalization, multinational U.S. companies such as the ones represented in the Standard & Poor’s 500 Index. After all, those firms generated almost half of their total sales outside the United States in 2014.*

However, international exposure based only on a broad index of U.S.-based companies would be patchy at best. The near-even split of domestic and foreign sales for S&P 500 companies is an average; when you look at individual sectors, a different picture emerges. Information technology firms earned the highest percentage of sales abroad (almost 60% in 2014). Utilities and telecommunication services, which tend to operate regionally or nationally, generated the least overseas revenue.

As the chart below shows, such a portfolio would also differ significantly from a broadly diversified global portfolio in some sector weightings. It would, for example, have more exposure to IT and health care stocks and considerably less to materials and financials.

The bottom line: Large-cap U.S. stocks can give you a degree of exposure to international economic and market forces, but not to the same extent as a combination of both U.S. and
non-U.S. stocks.

S&P 500 Index sector weightings vary from those of global stocks
(Differences in percentage points)

Notes: Data are 12-month-average sector weightings as of March 31, 2016. Global stocks are represented by the FTSE All-World Index.
Sources: Vanguard calculations, based on data from S&P Dow Jones Indices LLC and FTSE International Limited.

* All S&P 500 Index and sector revenue data are from S&P Dow Jones Indices LLC for 2014.
There are additional risks when investing outside the United States, including the possibility that returns will be hurt by a decline in the value of foreign currencies or by unfavorable developments in a particular country or region.

5

Vanguard Morgan™ Growth Fund and Vanguard PRIMECAP Fund, both of which invest in large and mid size companies, experienced a late-period reversal as their large weightings in the technology and health care sectors pulled performance into negative territory.

Vanguard Explorer™ Fund returned –1.56%, benefiting from a late-period recovery in small-cap value stocks that helped erase earlier declines.

Amid considerable global stock market volatility, Vanguard International Growth Fund and Vanguard International Value Fund also recorded negative returns.

The underlying bond funds helped offset the equity portfolio’s negative returns. The prospect of increasing interest rates pressured bonds at times. Nevertheless, modest inflation, lofty stock valuations, and demand from foreign investors helped yields end the period lower. With long-maturity bonds seeing the steepest drop

Underlying Funds: Allocations and Returns
Six Months Ended April 30, 2016
	Percentage of
Vanguard Fund	STAR Fund Assets	Total Returns
Vanguard Windsor II Fund Investor Shares	14.3%	-0.01%
Vanguard Long-Term Investment-Grade Fund
Investor Shares	12.7	7.84
Vanguard Short-Term Investment-Grade Fund
Investor Shares	12.4	1.80
Vanguard GNMA Fund Investor Shares	12.4	2.13
Vanguard International Value Fund	9.4	-2.48
Vanguard International Growth Fund Investor
Shares	9.4	-2.08
Vanguard Windsor Fund Investor Shares	7.8	-2.18
Vanguard PRIMECAP Fund Investor Shares	6.0	-2.42
Vanguard U.S. Growth Fund Investor Shares	5.9	-3.80
Vanguard Morgan Growth Fund Investor Shares	5.9	-4.32
Vanguard Explorer Fund Investor Shares	3.8	-1.56
Combined	100.0%	0.32%

6

in yields, Vanguard Long-Term Investment-Grade Fund returned about 8%. Vanguard GNMA Fund and Vanguard Short-Term Investment-Grade Fund each returned about 2%.

Whether index or active investing, low costs and talent matter

If you listen to some investing pundits, you might think index investing and actively managed investing are incompatible opposites. At Vanguard, we don’t see it that way.

To us, it’s not index versus active. In fact, depending on your goals, it could well be index and active.

Vanguard is known as a pioneer in index investing. In 1976, we opened the first index mutual fund, giving shareholders an opportunity to track the performance of the S&P 500 Index. But our roots in active management—which aims to choose investments that will outperform the market—go back to the 1929 launch of what later became Vanguard Wellington™ Fund.

Our index and active funds share important traits. Both are low-cost, and as their assets grow, we can take advantage of economies of scale by further reducing fund expense ratios. That allows you to keep more of your fund’s returns.

But low costs aren’t the whole story. Talent and experience are vital regardless of a fund’s management style.

When it comes to indexing, portfolio managers in our Equity Index Group and Fixed Income Group have honed their expertise over decades. That expertise helps our index funds meet their objectives of closely tracking their benchmarks.

Our active funds also benefit from world-class managers—both our own experts and those we hire from around the globe. There’s no guarantee that active management will lead to market-beating results, but the combination of talent and low costs can give investors a better chance of success.

If you’d like to know more, see Keys to Improving the Odds of Active Management Success and The Case for Index-Fund Investing, available at vanguard.com/research.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2016

7

STAR Fund

Fund Profile
As of April 30, 2016

Total Fund Characteristics
Ticker Symbol	VGSTX
30-Day SEC Yield	2.03%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Vanguard Funds
Vanguard Windsor II Fund Investor Shares	14.3%
Vanguard Long-Term Investment-Grade
Fund Investor Shares	12.7
Vanguard Short-Term Investment-Grade
Fund Investor Shares	12.4
Vanguard GNMA Fund Investor Shares	12.4
Vanguard International Value Fund	9.4
Vanguard International Growth Fund
Investor Shares	9.4
Vanguard Windsor Fund Investor Shares	7.8
Vanguard PRIMECAP Fund Investor
Shares	6.0
Vanguard U.S. Growth Fund Investor
Shares	5.9
Vanguard Morgan Growth Fund Investor
Shares	5.9
Vanguard Explorer Fund Investor Shares	3.8

Total Fund Volatility Measures
		DJ
	STAR	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.99	0.94
Beta	1.06	0.66

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 25, 2016—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2016, the annualized acquired fund fees and expenses were 0.32%.

8

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005, Through April 30, 2016

For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended April 30, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
STAR Fund	3/29/1985	-2.14%	7.06%	2.62%	3.14%	5.76%

See Financial Highlights for dividend and capital gains information.

9

STAR Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.7%)
Vanguard Windsor II Fund Investor Shares	76,873,766	2,647,532
Vanguard Windsor Fund Investor Shares	75,724,071	1,452,388
Vanguard PRIMECAP Fund Investor Shares	11,383,129	1,108,034
Vanguard U.S. Growth Fund Investor Shares	38,687,088	1,104,516
Vanguard Morgan Growth Fund Investor Shares	45,619,367	1,102,620
Vanguard Explorer Fund Investor Shares	8,811,350	710,283
		8,125,373
International Stock Funds (18.8%)
Vanguard International Value Fund	55,047,888	1,745,569
Vanguard International Growth Fund Investor Shares	82,732,877	1,744,009
		3,489,578
U.S. Bond Funds (37.5%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	222,267,909	2,353,817
Vanguard Short-Term Investment-Grade Fund Investor Shares	215,365,072	2,308,714
Vanguard GNMA Fund Investor Shares	213,506,254	2,303,732
		6,966,263
Total Investment Companies (Cost $13,406,661)		18,581,214
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.495% (Cost $1,173)	1,173,291	1,173
Total Investments (100.0%) (Cost $13,407,834)		18,582,387

10

STAR Fund

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Receivables for Investment Securities Sold	2,813
Receivables for Accrued Income	16,351
Receivables for Capital Shares Issued	5,417
Total Other Assets	24,581
Liabilities
Payables for Investment Securities Purchased	(16,349)
Payables for Capital Shares Redeemed	(9,324)
Total Liabilities	(25,673)
Net Assets (100%)
Applicable to 783,915,768 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,581,295
Net Asset Value Per Share	$23.70

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	12,856,140
Undistributed Net Investment Income	66,039
Accumulated Net Realized Gains	484,563
Unrealized Appreciation (Depreciation)	5,174,553
Net Assets	18,581,295

• See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

11

STAR Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Income Distributions Received	225,874
Net Investment Income—Note B	225,874
Realized Net Gain (Loss)
Capital Gain Distributions Received	538,271
Affiliated Investment Securities Sold	(34,293)
Realized Net Gain (Loss)	503,978
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(677,391)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,461

See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	225,874	391,785
Realized Net Gain (Loss)	503,978	721,379
Change in Unrealized Appreciation (Depreciation)	(677,391)	(741,845)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,461	371,319
Distributions
Net Investment Income	(231,992)	(395,337)
Realized Capital Gain[1]	(621,917)	(363,753)
Total Distributions	(853,909)	(759,090)
Capital Share Transactions
Issued	774,966	1,513,107
Issued in Lieu of Cash Distributions	819,290	729,333
Redeemed	(1,041,697)	(1,769,525)
Net Increase (Decrease) from Capital Share Transactions	552,559	472,915
Total Increase (Decrease)	(248,889)	85,144
Net Assets
Beginning of Period	18,830,184	18,745,040
End of Period[2]	18,581,295	18,830,184

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $53,653,000 and $82,638,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $66,039,000 and $72,157,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

STAR Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$24.76	$25.27	$23.66	$20.62	$19.25	$18.76
Investment Operations
Net Investment Income	. 296.523		.486	.460	.455	.445
Capital Gain Distributions Received	.702	.319	.296	.106	.097	.073
Net Realized and Unrealized Gain (Loss)
on Investments	(.928)	(.329)	1.458	2.951	1.309	.468
Total from Investment Operations	.070	.513	2.240	3.517	1.861	.986
Distributions
Dividends from Net Investment Income	(. 307)	(. 530)	(. 472)	(. 453)	(. 466)	(. 448)
Distributions from Realized Capital Gains	(. 823)	(. 493)	(.158)	(. 024)	(. 025)	(. 048)
Total Distributions	(1.130)	(1.023)	(.630)	(.477)	(.491)	(.496)
Net Asset Value, End of Period	$23.70	$24.76	$25.27	$23.66	$20.62	$19.25

Total Return[1]	0.32%	2.03%	9.61%	17.36%	9.91%	5.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,581	$18,830	$18,745	$17,180	$14,759	$13,883
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.32%	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to
Average Net Assets	2.02%	2.06%	1.97%	2.08%	2.28%	2.29%
Portfolio Turnover Rate	16%	8%	6%	9%	12%	24%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

14

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board

15

STAR Fund

of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2016, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2016, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2016, the cost of investment securities for tax purposes was $13,407,834,000. Net unrealized appreciation of investment securities for tax purposes was $5,174,553,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015
	Shares	Shares
	(000)	(000)
Issued	33,246	60,364
Issued in Lieu of Cash Distributions	34,849	29,292
Redeemed	(44,725)	(70,801)
Net Increase (Decrease) in Shares Outstanding	23,370	18,855

16

STAR Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Explorer Fund	709,476	120,270	45,256	2,085	64,443	710,283
Vanguard GNMA Fund	2,324,336	198,329	237,593	28,109	622	2,303,732
Vanguard International
Growth Fund	1,784,797	115,774	102,122	23,861	—	1,744,009
Vanguard International
Value Fund	1,755,614	178,593	117,115	34,986	—	1,745,569
Vanguard Long-Term
Investment-Grade Fund	2,332,065	220,396	290,749	49,604	30,334	2,353,817
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	1,173
Vanguard Morgan Growth Fund	1,157,973	144,704	65,508	7,247	81,457	1,102,620
Vanguard PRIMECAP Fund	1,155,159	112,710	72,439	11,947	51,263	1,108,034
Vanguard Short-Term
Investment-Grade Fund	2,324,190	181,979	214,183	23,064	436	2,308,714
Vanguard U.S. Growth Fund	1,150,543	150,594	64,410	5,140	88,050	1,104,516
Vanguard Windsor Fund	1,454,967	203,908	82,402	11,274	86,709	1,452,388
Vanguard Windsor II Fund	2,679,460	279,900	151,062	28,557	134,957	2,647,532
Total	18,828,580	1,907,157	1,442,839	225,874	538,271	18,582,387
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

17

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

18

Six Months Ended April 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	10/31/2015	4/30/2016	Period
Based on Actual Fund Return	$1,000.00	$1,003.20	$1.59
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.27	1.61

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The
STAR Fund’s annualized expense figure for the period is 0.32%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

19

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Index Group—serves as the investment advisor for the limited purpose of investing the fund’s cash in futures. The board determined that continuing the fund’s limited-purpose investment management arrangement with Vanguard was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the limited-purpose investment management services provided to the fund since 2009, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the arrangement.

Investment performance

The board considered the fund’s performance since 2009, including its performance relative to a benchmark index and peer group. The board concluded that Vanguard has performed its cash management duties in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average. Information about the fund’s acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

20

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

21

Benchmark Information

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and
12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and
18.75% international funds average thereafter. Derived from data provided by Lipper, a Thomson
Reuters Company.

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Barclays U.S.
Aggregate Bond Index, and 12.5% Citigroup Three-Month U.S. Treasury Bill Index through
December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Barclays U.S. Aggregate
Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through
April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays U.S. Aggregate Bond Index,
12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September
30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays U.S. Aggregate Bond Index,
12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex
USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes.

22

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, bothc
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
Chris D. McIsaac
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q562 062016

Semiannual Report | April 30, 2016

Vanguard Total International

Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	34
Trustees Approve Advisory Arrangement.	36
Glossary.	37

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2016
Total
Returns
Vanguard Total International Stock Index Fund
Investor Shares	-1.39%
ETF Shares
Market Price	-1.54
Net Asset Value	-1.35
Admiral™ Shares	-1.32
Institutional Shares	-1.33
Institutional Plus Shares	-1.32
FTSE Global All Cap ex US Index	-1.10
International Funds Average	-2.59

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and
Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

Vanguard Total International Stock Index Fund returned about –1% for the six months ended April 30, 2016, in line with its benchmark index and ahead of the average return of its peers.

International stocks fell sharply early in 2016 as fears of a global economic slowdown, falling commodity prices, and weak inflation rattled investors’ confidence. They bounced back by the end of the period, but not enough to make up for the earlier setbacks. Developed markets, especially Europe, notched weak results, while emerging markets managed a slight advance.

In a reversal from recent periods, currency effects bolstered international markets. Most notably, the dollar’s weakness against Japan’s yen and the euro lifted returns for U.S. based investors.

U.S. stocks traveled a rocky road, finishing the period about even

The broad U.S. stock market delivered flat returns for a half year marked by inconsistency, sharp declines, and even sharper rallies.

After struggling during the first four months of the period, U.S. stocks rebounded in the final two. Most of the surge came in March as investors cheered the Federal Reserve’s indication that it would scale back its original plan for interest rate hikes in 2016. Continued aggressive stimulus by central bankers in Europe and Asia and a recovery in oil prices also helped.

2

Bonds have proved attractive with help from the Fed

The broad U.S. bond market returned 2.82% for the half year. After retreating in October and November, it recorded positive results for each of the next four months. It also received a boost from the Fed’s cautious approach to raising short-term interest rates.

The yield of the 10-year U.S. Treasury note closed at 1.83% at the end of April, down from 2.17% six months earlier. (Bond prices and yields move in opposite directions.)

Even though the Fed raised short-term interest rates a quarter of a percentage point in December, the target rate of 0.25%–0.5% is still very low historically. This restrained returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 8.72%, helped by foreign currencies’ strength against the dollar. Even without this currency benefit, however, their returns were solid.

It was a challenging period for most international stocks

The Total International Stock Index Fund offers investors broad exposure to markets outside of the United States. Its holdings include stocks in developed markets in Europe and the Pacific region and in emerging markets.

Market Barometer

	Total Returns
	Periods Ended April 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	0.22%	0.34%	10.81%
Russell 2000 Index (Small-caps)	-1.90	-5.94	6.98
Russell 3000 Index (Broad U.S. market)	0.06	-0.18	10.50
FTSE All-World ex US Index (International)	-1.52	-10.65	0.25

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.82%	2.72%	3.60%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.55	5.29	5.37
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.10	0.05

CPI
Consumer Price Index	0.60%	1.13%	1.25%

3

Developed markets in Europe—which constituted close to half of the fund’s assets— returned about –3% for the six months. The United Kingdom, the fund’s largest holding in the region, returned about –5%. Uncertainty about the country’s economic outlook and the upcoming referendum on European Union membership dampened consumer confidence.

Other sizable economies, including France, Germany, Italy, and Spain, also declined. Europe’s financial sector struggled most as negative interest rates and the uncertain investment outlook weighed on bank profits.

Developed markets in the Pacific region turned in lackluster results. Japan, the fund’s largest country allocation, returned about –2%. The Bank of Japan’s aggressive stimulus efforts were somewhat overshadowed by a slump in the country’s manufacturing and export businesses. Outcomes for Japanese stocks ranged from impressive in telecommunications to subpar in financials.

Emerging markets, which represented just under a fifth of the fund’s assets, returned almost 1%. Chinese stocks detracted most.

Other emerging markets, meanwhile, notched outsized gains. A few, particularly Brazil and Malaysia, seemed to get a boost from a recovery in commodity prices and the indications that the U.S. Federal Reserve was deferring further rate hikes.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Total International Stock Index Fund	0.19%	0.13%	0.12%	0.10%	0.07%	1.37%

The fund expense ratios shown are from the prospectus dated February 25, 2016, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2016, the fund’s annualized expense ratios were 0.18% for Investor Shares, 0.11% for ETF Shares, 0.11%
for Admiral Shares, 0.09% for Institutional Shares, and 0.07% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: International Funds.

4

Do U.S.-based multinationals provide enough global diversification?

Some investors believe that their portfolios get enough exposure to international stocks through their holdings in large-capitalization, multinational U.S. companies such as the ones represented in the Standard & Poor’s 500 Index. After all, those firms generated almost half of their total sales outside the United States in 2014.*

However, international exposure based only on a broad index of U.S.-based companies would be patchy at best. The near-even split of domestic and foreign sales for S&P 500 companies is an average; when you look at individual sectors, a different picture emerges. Information technology firms earned the highest percentage of sales abroad (almost 60% in 2014). Utilities and telecommunication services, which tend to operate regionally or nationally, generated the least overseas revenue.

As the chart below shows, such a portfolio would also differ significantly from a broadly diversified global portfolio in some sector weightings. It would, for example, have more exposure to IT and health care stocks and considerably less to materials and financials.

The bottom line: Large-cap U.S. stocks can give you a degree of exposure to international economic and market forces, but not to the same extent as a combination of both U.S. and
non-U.S. stocks.

S&P 500 Index sector weightings vary from those of global stocks
(Differences in percentage points)

Notes: Data are 12-month-average sector weightings as of March 31, 2016. Global stocks are represented by the FTSE All-World Index.
Sources: Vanguard calculations, based on data from S&P Dow Jones Indices LLC and FTSE International Limited.

* All S&P 500 Index and sector revenue data are from S&P Dow Jones Indices LLC for 2014.
There are additional risks when investing outside the United States, including the possibility that returns will be hurt by a decline in the value of foreign currencies or by unfavorable developments in a particular country or region.

5

Whether a fund is indexed or active, low costs and talent matter

If you listen to some investing pundits, you might think index and actively managed investing are incompatible opposites. We at Vanguard don’t see it that way.

To us, it’s not index versus active. In fact, depending on your goals, it could well be both.

Vanguard is a pioneer in index investing. In 1976, we opened the first index mutual fund, giving shareholders an opportunity to track the performance of the S&P 500 Index. But our roots in active management —which aims to choose investments that will outperform the market—go back to the 1929 launch of what became Vanguard Wellington™ Fund.

Our index and active funds share important traits. Both are low cost, and as their assets grow, we can take advantage of the economies of scale by further reducing fund expense ratios. That allows you to keep more of your fund’s returns.

And low costs aren’t the whole story. Talent and experience are vital no matter a fund’s management style.

When it comes to indexing, portfolio managers in our Equity Index Group and Fixed Income Group have honed their expertise over decades. That knowledge helps our index funds meet their objectives of closely tracking their benchmarks.

Our active funds, too, benefit from world-class managers—both our own experts and premier money managers we hire around the globe. There’s no guarantee that active management will lead to market-beating results, but the combination of talent and low costs can give investors a better chance of success.

If you’d like to know more, see Keys to Improving the Odds of Active Management Success and The Case for Index-Fund Investing, available at vanguard.com/research.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2016

6

Your Fund’s Performance at a Glance
October 31, 2015, Through April 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Stock Index Fund
Investor Shares	$15.11	$14.74	$0.154	$0.000
ETF Shares	47.00	45.86	0.490	0.000
Admiral Shares	25.27	24.66	0.266	0.000
Institutional Shares	101.07	98.62	1.071	0.000
Institutional Plus Shares	101.08	98.63	1.082	0.000

7

Total International Stock Index Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VGTSX	VXUS	VTIAX	VTSNX	VTPSX
Expense Ratio[1]	0.19%	0.13%	0.12%	0.10%	0.07%

Portfolio Characteristics
		FTSE Global
		All Cap
		ex US
	Fund	Index
Number of Stocks	6,050	5,733
Median Market Cap	$22.1B	$21.9B
Price/Earnings Ratio	18.6x	18.7x
Price/Book Ratio	1.5x	1.5x
Return on Equity	14.4%	14.4%
Earnings Growth
Rate	7.7%	7.8%
Dividend Yield	3.1%	3.1%
Turnover Rate
(Annualized)	2%	—
Short-Term
Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		All Cap
		ex US
	Fund	Index
Basic Materials	7.4%	7.4%
Consumer Goods	16.4	16.4
Consumer Services	8.9	8.9
Financials	25.2	25.1
Health Care	8.2	8.2
Industrials	14.2	14.3
Oil & Gas	6.3	6.3
Technology	5.3	5.3
Telecommunications	4.6	4.6
Utilities	3.5	3.5

Volatility Measures
	Spliced	FTSE Global
	Total	All Cap
	International	ex US
	Stock Index	Index
R-Squared	0.98	0.98
Beta	0.97	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.2%
Royal Dutch Shell plc	Integrated Oil & Gas	1.1
Roche Holding AG	Pharmaceuticals	0.9
Novartis AG	Pharmaceuticals	0.8
Toyota Motor Corp.	Automobiles	0.7
Samsung Electronics Co. Consumer
Ltd.	Electronics	0.7
HSBC Holdings plc	Banks	0.7
Unilever	Personal Products	0.6
British American
Tobacco plc	Tobacco	0.6
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	0.6
Top Ten		7.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 25, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.18% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares,
0.09% for Institutional Shares, and 0.07% for Institutional Plus Shares.

8

Total International Stock Index Fund

Allocation by Region (% of portfolio)

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
		ex US
	Fund	Index
Europe
United Kingdom	14.3%	14.1%
France	6.3	6.2
Germany	6.2	6.1
Switzerland	6.0	6.0
Spain	2.2	2.2
Sweden	2.2	2.2
Netherlands	2.2	2.1
Italy	1.8	1.8
Denmark	1.3	1.3
Belgium	1.0	1.0
Other	1.9	2.0
Subtotal	45.4%	45.0%
Pacific
Japan	17.3%	17.4%
Australia	5.1	5.1
South Korea	3.3	3.4
Hong Kong	2.5	2.5
Singapore	1.0	1.0
Other	0.2	0.3
Subtotal	29.4%	29.7%
Emerging Markets
China	4.4%	4.4%
Taiwan	2.8	2.8
India	2.2	2.2
South Africa	1.6	1.6
Brazil	1.5	1.5
Mexico	1.0	1.0
Other	4.4	4.5
Subtotal	17.9%	18.0%
North America
Canada	6.8%	6.8%
Middle East	0.5%	0.5%

9

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005, Through April 30, 2016

For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended April 30, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/29/1996	-8.24%	0.61%	1.88%
ETF Shares	1/26/2011
Market Price		-8.33	0.57	0.89[1]
Net Asset Value		-8.17	0.68	0.86[1]
Admiral Shares	11/29/2010	-8.18	0.67	2.50[1]
Institutional Shares	11/29/2010	-8.13	0.71	2.54[1]
Institutional Plus Shares	11/30/2010	-8.11	0.73	2.77[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

10

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		—	0.0%

Australia
Commonwealth Bank of Australia	17,800,030	993,726	0.5%
Westpac Banking Corp.	34,824,982	817,469	0.4%
National Australia Bank Ltd.	27,391,133	561,959	0.3%
Australia & New Zealand Banking Group Ltd.	30,442,564	558,012	0.3%
1 Australia—Other †		7,464,743	3.6%
		10,395,909	5.1%

Austria †		442,250	0.2%

Belgium
Anheuser-Busch InBev SA	8,359,298	1,037,009	0.5%
Belgium—Other †		1,083,806	0.5%
		2,120,815	1.0%

[1]Brazil †		3,070,248	1.5%

Canada
Royal Bank of Canada	15,282,582	949,086	0.5%
^ Toronto-Dominion Bank	19,335,583	860,678	0.4%
Bank of Nova Scotia	12,672,407	664,577	0.3%
Canada—Other †		11,444,682	5.6%
		13,919,023	6.8%

Chile †		538,014	0.3%

China
Tencent Holdings Ltd.	55,992,575	1,139,355	0.6%
China Mobile Ltd.	55,769,056	640,272	0.3%
China Construction Bank Corp.	957,014,340	607,826	0.3%

11

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Industrial & Commercial Bank of China Ltd.	754,654,760	404,043	0.2%
	Bank of China Ltd.	788,818,306	319,388	0.2%
	CNOOC Ltd.	168,419,000	208,052	0.1%
	China Petroleum & Chemical Corp.	267,766,400	188,691	0.1%
	China Life Insurance Co. Ltd. Class H	77,897,000	179,440	0.1%
	PetroChina Co. Ltd.	221,220,000	161,851	0.1%
	China Overseas Land & Investment Ltd.	40,323,680	127,998	0.1%
	Agricultural Bank of China Ltd.	271,039,314	97,822	0.1%
	CITIC Ltd.	67,018,000	97,732	0.1%
	China Telecom Corp. Ltd.	169,700,000	84,013	0.1%
	PICC Property & Casualty Co. Ltd.	40,546,484	73,757	0.1%
	China Unicom Hong Kong Ltd.	60,377,694	70,659	0.1%
	China Resources Land Ltd.	28,366,867	69,689	0.1%
	China Communications Construction Co. Ltd.	46,461,664	55,770	0.0%
*	China CITIC Bank Corp. Ltd.	79,640,446	49,947	0.0%
	Sinopharm Group Co. Ltd.	11,040,200	47,188	0.0%
	CRRC Corp. Ltd.	42,412,000	41,161	0.0%
	China Merchants Holdings International Co. Ltd.	12,460,000	36,959	0.0%
1	China Galaxy Securities Co. Ltd.	39,172,000	34,357	0.0%
	China Resources Power Holdings Co. Ltd.	20,199,600	34,021	0.0%
1	CGN Power Co. Ltd.	104,717,000	33,415	0.0%
	Dongfeng Motor Group Co. Ltd.	30,522,000	33,354	0.0%
	China Railway Group Ltd.	40,321,000	31,915	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	15,460,426	31,504	0.0%
	China Cinda Asset Management Co. Ltd.	95,610,000	31,309	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd.	5,330,500	30,329	0.0%
	China Resources Beer Holdings Company Ltd.	12,698,000	27,903	0.0%
1	People’s Insurance Co. Group of China Ltd.	66,714,000	26,830	0.0%
	China State Construction International Holdings Ltd.	16,959,442	26,418	0.0%
	Kunlun Energy Co. Ltd.	29,694,300	25,778	0.0%
	China Railway Construction Corp. Ltd.	19,871,300	25,262	0.0%
	China Longyuan Power Group Corp. Ltd.	35,043,000	24,244	0.0%
	China Resources Gas Group Ltd.	6,907,000	19,546	0.0%
*	Sinopec Shanghai Petrochemical Co. Ltd.	36,609,000	17,958	0.0%
	Beijing Capital International Airport Co. Ltd.	15,918,000	17,078	0.0%
	China Oilfield Services Ltd.	18,948,000	16,437	0.0%
	AviChina Industry & Technology Co. Ltd.	23,322,000	16,256	0.0%
	China Jinmao Holdings Group Ltd.	52,466,000	15,021	0.0%
	China Power International Development Ltd.	34,950,000	14,917	0.0%
	Air China Ltd.	19,294,000	14,607	0.0%
	Huaneng Renewables Corp. Ltd.	42,084,000	12,418	0.0%
^	China Coal Energy Co. Ltd.	25,304,000	11,981	0.0%
	China Southern Airlines Co. Ltd.	17,958,000	11,260	0.0%
1	Sinopec Engineering Group Co. Ltd.	11,616,000	10,774	0.0%
*,^	China COSCO Holdings Co. Ltd.	27,538,000	10,752	0.0%
	Metallurgical Corp. of China Ltd.	30,571,063	9,186	0.0%
	Sinotrans Ltd.	19,473,000	9,000	0.0%
*	China Eastern Airlines Corp. Ltd.	16,376,000	8,953	0.0%
*,^,1China Huarong Asset Management Co. Ltd.		24,189,000	8,529	0.0%
	Huadian Power International Corp. Ltd.	16,586,000	8,505	0.0%
*	China Reinsurance Group Corp.	35,009,000	8,181	0.0%
*	China Agri-Industries Holdings Ltd.	21,419,400	7,339	0.0%
	China Resources Cement Holdings Ltd.	21,105,845	6,945	0.0%
	Huadian Fuxin Energy Corp. Ltd.	28,416,014	6,190	0.0%
^	Angang Steel Co. Ltd.	11,814,000	5,587	0.0%
^	Sinopec Kantons Holdings Ltd.	10,590,000	5,575	0.0%

12

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Shanghai Baosight Software Co. Ltd. Class B	1,260,156	4,738	0.0%
*,^	China Energy Engineering Corp. Ltd.	26,744,000	4,668	0.0%
	China BlueChemical Ltd.	20,086,000	4,648	0.0%
*,1	China Railway Signal & Communication Corp. Ltd.	7,807,600	4,630	0.0%
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	2,472,000	3,808	0.0%
	China Machinery Engineering Corp.	5,317,000	3,612	0.0%
^	Dah Chong Hong Holdings Ltd.	8,350,000	3,456	0.0%
	China National Accord Medicines Corp. Ltd. Class B	579,721	3,162	0.0%
	China National Materials Co. Ltd.	11,699,000	3,089	0.0%
	COSCO International Holdings Ltd.	5,454,000	2,931	0.0%
*	China Datang Corp. Renewable Power Co. Ltd.	24,644,000	2,910	0.0%
*	China Foods Ltd.	7,150,000	2,626	0.0%
*,^	China Electronics Corp. Holdings Co. Ltd.	8,658,000	2,568	0.0%
	Sinofert Holdings Ltd.	18,602,000	2,537	0.0%
^	Sinotrans Shipping Ltd.	12,395,000	2,180	0.0%
^	Poly Culture Group Corp. Ltd.	873,586	2,057	0.0%
*,^	CITIC Resources Holdings Ltd.	22,224,600	1,998	0.0%
	China Merchants Land Ltd.	12,376,000	1,876	0.0%
^	CPMC Holdings Ltd.	3,970,000	1,782	0.0%
*	China Overseas Property Holdings Ltd.	11,948,560	1,670	0.0%
	Foshan Huaxin Packaging Co. Ltd. Class B	1,362,902	1,666	0.0%
^	Minmetals Land Ltd.	11,320,000	1,163	0.0%
1	China—Other †		3,502,462	1.7%
			8,957,484	4.4%

Colombia †			249,700	0.1%

Czech Republic †			69,576	0.0%

Denmark
	Novo Nordisk A/S Class B	19,338,709	1,079,765	0.5%
	Denmark—Other †		1,666,138	0.8%
			2,745,903	1.3%

Egypt †			123,462	0.1%

Finland †			1,579,860	0.8%

France
	TOTAL SA	21,926,254	1,108,176	0.5%
^	Sanofi	11,837,860	975,759	0.5%
1	France—Other †		10,695,143	5.2%
			12,779,078	6.2%
Germany
	Bayer AG	8,666,691	1,001,588	0.5%
	Siemens AG	7,967,215	833,759	0.4%
	Allianz SE	4,772,476	811,935	0.4%
	BASF SE	9,676,863	800,578	0.4%
	SAP SE	9,369,186	735,120	0.4%
	Daimler AG	10,006,301	697,209	0.3%
*	Deutsche Telekom AG	33,162,405	582,117	0.3%
1	Germany—Other †		7,024,087	3.4%
			12,486,393	6.1%

Greece †			189,179	0.1%

13

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Hong Kong
	AIA Group Ltd.	126,259,108	755,611	0.4%
	BOC Hong Kong Holdings Ltd.	37,604,325	112,320	0.1%
	Nexteer Automotive Group Ltd.	7,328,000	7,714	0.0%
	China Travel International Investment Hong Kong Ltd.	26,191,096	7,633	0.0%
	CITIC Telecom International Holdings Ltd.	13,884,875	5,764	0.0%
*,^	MMG Ltd.	15,796,000	3,554	0.0%
	APT Satellite Holdings Ltd.	3,716,500	2,949	0.0%
^	Shenwan Hongyuan HK Ltd.	4,055,000	1,962	0.0%
*,1	CGN New Energy Holdings Co. Ltd.	10,314,000	1,556	0.0%
1	Hong Kong—Other †		4,317,626	2.1%
			5,216,689	2.6%

Hungary †			119,784	0.1%

India
	Nestle India Ltd.	242,828	20,950	0.0%
1	India—Other †		4,510,303	2.2%
			4,531,253	2.2%

Indonesia †			1,026,440	0.5%

Ireland †			503,283	0.3%

Israel
	Teva Pharmaceutical Industries Ltd.	10,312,232	566,482	0.3%
	Israel—Other †		477,926	0.2%
			1,044,408	0.5%

[1]Italy †			3,584,587	1.8%

Japan
	Toyota Motor Corp.	28,863,980	1,463,108	0.7%
	Mitsubishi UFJ Financial Group Inc.	145,686,350	672,316	0.3%
	KDDI Corp.	19,682,998	566,983	0.3%
	Japan—Other †		31,493,776	15.4%
			34,196,183	16.7%

[1]Malaysia †			1,693,580	0.8%

[1]Mexico †			1,943,460	1.0%

Netherlands
	Unilever NV	16,314,437	710,649	0.3%
1	Netherlands—Other †		3,674,182	1.8%
			4,384,831	2.1%

New Zealand †			471,278	0.2%

[1]Norway †			1,089,333	0.5%

Other[2]
3	Vanguard FTSE Emerging Markets ETF	9,218,531	322,003	0.2%

14

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Pakistan †		39,471	0.0%

	Peru †		99,689	0.1%

	Philippines †		696,345	0.3%

	Poland †		545,548	0.3%

	Portugal †		287,606	0.1%

	Russia †		1,629,748	0.8%

	Singapore
*,^	COSCO Corp. Singapore Ltd.	10,277,944	2,583	0.0%
*,^	GMG Global Ltd.	2,878,110	1,305	0.0%
1	Singapore—Other †		2,081,835	1.0%
			2,085,723	1.0%
	South Africa
	Naspers Ltd.	4,494,635	618,513	0.3%
	South Africa—Other †		2,578,130	1.3%
			3,196,643	1.6%
	South Korea
	Samsung Electronics Co. Ltd.	1,064,197	1,159,796	0.5%
^	Hankook Shell Oil Co. Ltd.	5,918	2,442	0.0%
	South Korea—Other †		5,685,172	2.8%
			6,847,410	3.3%
	Spain
	Banco Santander SA	148,189,546	752,558	0.4%
1	Spain—Other †		3,775,780	1.8%
			4,528,338	2.2%

	[1]Sweden †		4,541,816	2.2%

	Switzerland
	Nestle SA	32,820,177	2,449,688	1.2%
	Roche Holding AG	7,504,041	1,898,592	0.9%
	Novartis AG	22,346,345	1,700,607	0.9%
	UBS Group AG	36,794,447	637,849	0.3%
1	Switzerland—Other †		5,545,984	2.7%
			12,232,720	6.0%
	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.	233,167,063	1,071,256	0.5%
	Taiwan—Other †		4,690,826	2.3%
			5,762,082	2.8%

	Thailand †		1,140,160	0.6%

	Turkey †		685,532	0.3%

	United Arab Emirates †		426,450	0.2%

	United Kingdom
	HSBC Holdings plc	204,514,167	1,355,295	0.7%
	British American Tobacco plc	19,534,349	1,191,054	0.6%

15

Total International Stock Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	Royal Dutch Shell plc Class A		42,546,076	1,114,422	0.5%
	GlaxoSmithKline plc		50,951,267	1,088,958	0.5%
	BP plc		193,735,845	1,067,368	0.5%
	Royal Dutch Shell plc Class B		39,254,887	1,030,635	0.5%
	Vodafone Group plc		278,447,007	897,114	0.4%
	AstraZeneca plc		13,227,716	758,911	0.4%
	Diageo plc		26,384,240	713,329	0.4%
	Lloyds Banking Group plc		670,451,575	658,058	0.3%
	Reckitt Benckiser Group plc		6,586,633	641,665	0.3%
	SABMiller plc		10,015,021	613,382	0.3%
	BT Group plc		87,658,092	568,208	0.3%
	Unilever plc		12,638,205	564,701	0.3%
	National Grid plc		39,512,920	563,796	0.3%
	Royal Dutch Shell plc Class A (Amsterdam Shares)		1,570,033	41,477	0.0%
1	United Kingdom—Other †			16,030,124	7.8%
				28,898,497	14.1%

	United States †			17,582	0.0%
	Total Common Stocks (Cost $209,189,051)			203,455,366	99.4%[4]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[5,6]	Vanguard Market Liquidity Fund	0.495%	8,241,017,796	8,241,018	4.0%

[7,8]	U.S. Government and Agency Obligations †			92,114	0.1%
	Total Temporary Cash Investments (Cost $8,333,121)			8,333,132	4.1%[4]
	Total Investments (Cost $217,522,172)			211,788,498	103.5%

				Amount
				($000)
	Other Assets and Liabilities
	Other Assets
	Investment in Vanguard			16,733
	Receivables for Investment Securities Sold			2,423
	Receivables for Accrued Income			928,671
	Receivables for Capital Shares Issued			254,058
	Other Assets			146,128
	Total Other Assets			1,348,013	0.6%
	Liabilities
	Payables for Investment Securities Purchased			(22,608)
	Collateral for Securities on Loan			(8,079,940)
	Payables for Capital Shares Redeemed			(206,651)
	Payables to Vanguard			(97,870)
	Other Liabilities			(37,632)
	Total Liabilities			(8,444,701)	(4.1%)
	Net Assets			204,691,810	100.0%

16

Total International Stock Index Fund

At April 30, 2016, net assets consisted of:
Amount
$000)
Paid-in Capital	211,039,586
Undistributed Net Investment Income	936,412
Accumulated Net Realized Losses	(1,592,939)
Unrealized Appreciation (Depreciation)
Investment Securities	(5,733,674)
Futures Contracts	(719)
Forward Currency Contracts	23,440
Foreign Currencies	19,704
Net Assets	204,691,810

Investor Shares—Net Assets
Applicable to 5,512,947,593 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	81,272,630
Net Asset Value Per Share—Investor Shares	$14.74

ETF Shares—Net Assets
Applicable to 126,521,244 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,802,167
Net Asset Value Per Share—ETF Shares	$45.86

Admiral Shares—Net Assets
Applicable to 1,653,854,163 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	40,782,246
Net Asset Value Per Share—Admiral Shares	$24.66

Institutional Shares—Net Assets
Applicable to 183,871,606 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,132,583
Net Asset Value Per Share—Institutional Shares	$98.62

17

Total International Stock Index Fund

Amount
$000)
Institutional Plus Shares—Net Assets
Applicable to 595,169,957 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	58,702,184
Net Asset Value Per Share—Institutional Plus Shares	$98.63

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,404,819,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $1,045,741,000, representing 0.5% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 3.5%, respectively, of net assets.
5 Includes $8,079,940,000 of collateral received for securities on loan.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
7 Securities with a value of $75,566,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $1,475,000 have been segregated as collateral for open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Dividends[1,2]	2,647,815
Interest[2]	1,992
Securities Lending	100,658
Total Income	2,750,465
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,533
Management and Administrative—Investor Shares	49,597
Management and Administrative—ETF Shares	1,970
Management and Administrative—Admiral Shares	14,630
Management and Administrative—Institutional Shares	5,301
Management and Administrative—Institutional Plus Shares	12,371
Marketing and Distribution—Investor Shares	9,027
Marketing and Distribution—ETF Shares	206
Marketing and Distribution—Admiral Shares	1,805
Marketing and Distribution—Institutional Shares	221
Marketing and Distribution—Institutional Plus Shares	501
Custodian Fees	16,904
Auditing Fees	12
Shareholders’ Reports—Investor Shares	624
Shareholders’ Reports—ETF Shares	97
Shareholders’ Reports—Admiral Shares	153
Shareholders’ Reports—Institutional Shares	97
Shareholders’ Reports—Institutional Plus Shares	37
Trustees’ Fees and Expenses	47
Total Expenses	119,133
Net Investment Income	2,631,332
Realized Net Gain (Loss)
Investment Securities Sold[2]	(304,260)
Futures Contracts	(44,254)
Foreign Currencies and Forward Currency Contracts	17,931
Realized Net Gain (Loss)	(330,583)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(3,621,601)
Futures Contracts	(48,070)
Foreign Currencies and Forward Currency Contracts	60,478
Change in Unrealized Appreciation (Depreciation)	(3,609,193)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,308,444)

1 Dividends are net of foreign withholding taxes of $255,800,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $2,047,000, $1,794,000, and ($6,815,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,631,332	4,412,095
Realized Net Gain (Loss)	(330,583)	(889,671)
Change in Unrealized Appreciation (Depreciation)	(3,609,193)	(12,619,328)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,308,444)	(9,096,904)
Distributions
Net Investment Income
Investor Shares	(810,044)	(1,570,687)
ETF Shares	(54,164)	(112,690)
Admiral Shares	(412,608)	(932,112)
Institutional Shares	(180,708)	(401,374)
Institutional Plus Shares	(601,028)	(1,194,763)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(2,058,552)	(4,211,626)
Capital Share Transactions
Investor Shares	8,120,857	28,740,430
ETF Shares	935,407	1,939,958

Admiral Shares	3,685,973	9,237,699
Institutional Shares	2,388,491	3,972,530
Institutional Plus Shares	6,356,811	23,048,189
Net Increase (Decrease) from Capital Share Transactions	21,487,539	66,938,806
Total Increase (Decrease)	18,120,543	53,630,276
Net Assets
Beginning of Period	186,571,267	132,940,991
End of Period[1]	204,691,810	186,571,267
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $936,412,000 and $366,038,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total International Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$15.11	$16.31	$16.67	$14.31	$14.24	$15.48
Investment Operations
Net Investment Income	.192	. 423	. 526[1]	.425	.405	.434[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(.408)	(1.206)	(.352)	2.428	.305	(1.425)
Total from Investment Operations	(. 216)	(.783)	.174	2.853	.710	(. 991)
Distributions
Dividends from Net Investment Income	(.154)	(. 417)	(. 534)	(. 493)	(. 640)	(. 249)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.154)	(. 417)	(. 534)	(. 493)	(. 640)	(. 249)
Net Asset Value, End of Period	$14.74	$15.11	$16.31	$16.67	$14.31	$14.24

Total Return[3]	-1.39%	-4.89%	1.00%	20.37%	5.32%	-6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81,273	$74,444	$51,040	$45,205	$35,564	$30,912
Ratio of Total Expenses to
Average Net Assets	0.18%	0.19%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.68%	2.73%	3.16%[1]	2.79%	3.17%	2.95%
Portfolio Turnover Rate [4]	2%	3%	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.067 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total International Stock Index Fund

Financial Highlights

ETF Shares
Six Months						Jan. 26,
	Ended					2011[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$47.00	$50.75	$51.86	$44.53	$44.33	$50.00
Investment Operations
Net Investment Income	.613	1.346	1.680[2]	1.365	1.283	1.021[3]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.263)	(3.767)	(1.087)	7.555	.965	(6.691)
Total from Investment Operations	(.650)	(2.421)	.593	8.920	2.248	(5.670)
Distributions
Dividends from Net Investment Income	(.490)	(1.329)	(1.703)	(1.590)	(2.048)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.490)	(1.329)	(1.703)	(1.590)	(2.048)	—
Net Asset Value, End of Period	$45.86	$47.00	$50.75	$51.86	$44.53	$44.33

Total Return	-1.35%	-4.87%	1.10%	20.50%	5.43%	-11.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,802	$4,930	$3,360	$2,198	$966	$435
Ratio of Total Expenses to
Average Net Assets	0.11%	0.13%	0.14%	0.14%	0.16%	0.18%[4]
Ratio of Net Investment Income to
Average Net Assets	2.75%	2.79%	3.24%[2]	2.87%	3.23%	2.99%[4]
Portfolio Turnover Rate [5]	2%	3%	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.208 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total International Stock Index Fund

Financial Highlights

Admiral Shares
Six Months						Nov. 29,
	Ended					2010[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$25.27	$27.29	$27.89	$23.94	$23.81	$25.00
Investment Operations
Net Investment Income	. 328.726		. 904 [2]	.733	.681	.842[3]
Net Realized and Unrealized Gain (Loss)
on Investments	(.672)	(2.032)	(.588)	4.069	.530	(1.615)
Total from Investment Operations	(.344)	(1.306)	.316	4.802	1.211	(.773)
Distributions
Dividends from Net Investment Income	(. 266)	(.714)	(. 916)	(. 852)	(1.081)	(. 417)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 266)	(.714)	(. 916)	(. 852)	(1.081)	(. 417)
Net Asset Value, End of Period	$24.66	$25.27	$27.29	$27.89	$23.94	$23.81

Total Return[4]	-1.32%	-4.88%	1.09%	20.51%	5.43%	-3.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,782	$37,841	$31,445	$21,438	$15,153	$13,190
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.14%	0.14%	0.16%	0.18%[5]
Ratio of Net Investment Income to
Average Net Assets	2.75%	2.80%	3.24%[2]	2.87%	3.23%	2.99%[5]
Portfolio Turnover Rate [6]	2%	3%	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total International Stock Index Fund

Financial Highlights

Institutional Shares
Six Months						Nov. 29,
	Ended					2010[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$101.07	$109.12	$111.51	$95.75	$95.29	$100.00
Investment Operations
Net Investment Income	1.326	2.923	3.630[2]	2.948	2.818	3.208 [3]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.705)	(8.098)	(2.338)	16.255	2.048	(6.245)
Total from Investment Operations	(1.379)	(5.175)	1.292	19.203	4.866	(3.037)
Distributions
Dividends from Net Investment Income	(1.071)	(2.875)	(3.682)	(3.443)	(4.406)	(1.673)
Distributions from Realized Capital Gains	—		—	—	—	—
Total Distributions	(1.071)	(2.875)	(3.682)	(3.443)	(4.406)	(1.673)
Net Asset Value, End of Period	$98.62	$101.07	$109.12	$111.51	$95.75	$95.29

Total Return[4]	-1.33%	-4.84%	1.12%	20.51%	5.46%	-3.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,133	$16,038	$13,182	$11,024	$7,062	$3,788
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.12%	0.12%	0.12%	0.13%[5]
Ratio of Net Investment Income to
Average Net Assets	2.77%	2.82%	3.26%[2]	2.89%	3.27%	3.04%[5]
Portfolio Turnover Rate [6]	2%	3%	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.446 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total International Stock Index Fund

Financial Highlights

Institutional Plus Shares
Six Months						Nov. 30,
	Ended					2010[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$101.08	$109.14	$111.53	$95.77	$95.31	$98.88
Investment Operations
Net Investment Income	1.335	2.954	3.655[2]	2.968	2.778	2.596 [3]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.703)	(8.108)	(2.339)	16.259	2.110	(4.492)
Total from Investment Operations	(1.368)	(5.154)	1.316	19.227	4.888	(1.896)
Distributions
Dividends from Net Investment Income	(1.082)	(2.906)	(3.706)	(3.467)	(4.428)	(1.674)
Distributions from Realized Capital Gains	—		—	—	—	—
Total Distributions	(1.082)	(2.906)	(3.706)	(3.467)	(4.428)	(1.674)
Net Asset Value, End of Period	$98.63	$101.08	$109.14	$111.53	$95.77	$95.31

Total Return[4]	-1.32%	-4.82%	1.14%	20.54%	5.48%	-2.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58,702	$53,318	$33,915	$22,504	$12,973	$6,965
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.10%	0.10%	0.10%[5]
Ratio of Net Investment Income to
Average Net Assets	2.79%	2.85%	3.28%[2]	2.91%	3.29%	3.07%[5]
Portfolio Turnover Rate [6]	2%	3%	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.446 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Select Shares through April 30, 2016.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for

26

Total International Stock Index Fund

liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

27

Total International Stock Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

28

Total International Stock Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $16,733,000, representing 0.01% of the fund’s net assets and 6.69% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	19,820,384	15,416	1,916
Common Stocks—Other	806,760	182,635,912	174,978
Temporary Cash Investments	8,241,018	92,114	—
Futures Contracts—Assets[1]	735	—	—
Futures Contracts—Liabilities[1]	(14,875)	—	—
Forward Currency Contracts—Assets	—	43,463	—
Forward Currency Contracts—Liabilities	—	(20,023)	—
Total	28,854,022	182,766,882	176,894
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $1,792,493,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

29

Total International Stock Index Fund

D. At April 30, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	735	43,463	44,198
Other Liabilities	(14,875)	(20,023)	(34,898)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(44,254)	—	(44,254)
Forward Currency Contracts	—	20,255	20,255
Realized Net Gain (Loss) on Derivatives	(44,254)	20,255	(23,999)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(48,070)	—	(48,070)
Forward Currency Contracts	—	27,955	27,955
Change in Unrealized Appreciation (Depreciation) on Derivatives	(48,070)	27,955	(20,115)

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2016	13,754	468,974	(4,580)
FTSE 100 Index	June 2016	3,024	275,183	3,082
Topix Index	June 2016	2,185	270,891	(1,664)
S&P ASX 200 Index	June 2016	1,187	118,465	2,389
E-mini S&P 500 Index	June 2016	626	64,450	54
				(719)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P 500 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

30

Total International Stock Index Fund

At April 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Deutsche Bank AG	6/22/16	EUR	346,758	USD	384,938	12,797
BNP Paribas	6/14/16	JPY	39,626,349	USD	352,892	20,003
Deutsche Bank AG	6/22/16	GBP	206,250	USD	298,562	2,852
Deutsche Bank AG	6/21/16	AUD	210,505	USD	155,769	3,930
Barclays Bank PLC	6/22/16	EUR	74,099	USD	83,724	1,268
UBS AG	6/22/16	EUR	52,322	USD	59,595	419
Morgan Stanley Capital Services LLC	6/22/16	GBP	23,400	USD	34,188	8
Goldman Sachs Bank USA	6/14/16	JPY	3,276,000	USD	29,519	1,309
JPMorgan Chase Bank, N.A.	6/22/16	GBP	18,202	USD	26,383	217
Citibank, N.A.	6/22/16	GBP	14,629	USD	21,331	47
Goldman Sachs Bank USA	6/21/16	AUD	19,634	USD	14,942	(46)
Barclays Bank PLC	6/21/16	AUD	14,588	USD	11,223	(156)
BNP Paribas	6/22/16	GBP	7,000	USD	10,138	92
Citibank, N.A.	6/21/16	AUD	1,558	USD	1,179	3
BNP Paribas	6/14/15	USD	287,574	JPY	31,700,000	(10,732)
Citibank, N.A.	6/22/16	USD	80,841	GBP	56,283	(1,411)
Goldman Sachs Bank USA	6/21/16	USD	71,523	AUD	93,594	518
Goldman Sachs Bank USA	6/14/16	USD	64,869	JPY	7,224,270	(3,114)
Barclays Bank PLC	6/22/16	USD	62,115	EUR	55,151	(1,144)
JPMorgan Chase Bank, N.A.	6/14/16	USD	34,080	JPY	3,826,900	(1,932)
UBS AG	6/14/16	USD	31,866	JPY	3,483,750	(917)
JPMorgan Chase Bank, N.A.	6/22/16	USD	30,557	GBP	21,150	(351)
Barclays Bank PLC	6/22/16	USD	9,104	GBP	6,357	(186)
UBS AG	6/22/16	USD	6,009	EUR	5,269	(34)
						23,440
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

31

Total International Stock Index Fund

At April 30, 2016, the counterparty had deposited in segregated accounts securities with a value of $24,068,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2016, the fund realized net foreign currency losses of $2,323,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $902,806,000 to offset future net capital gains. Of this amount, $463,013,000 is subject to expiration on October 31, 2017. Capital losses of $439,793,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduce realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $83,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

At April 30, 2016, the cost of investment securities for tax purposes was $217,987,027,000. Net unrealized depreciation of investment securities for tax purposes was $6,198,529,000, consisting of unrealized gains of $20,574,919,000 on securities that had risen in value since their purchase and $26,773,448,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2016, the fund purchased $23,714,617,000 of investment securities and sold $1,937,190,000 of investment securities, other than temporary cash investments. Purchases and sales include $847,841,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

32

Total International Stock Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2016		October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	11,349,188	807,858	33,775,753	2,133,278
Issued in Lieu of Cash Distributions	807,277	56,556	1,562,883	99,309
Redeemed	(4,035,608)	(278,612)	(6,598,206)	(433,915)
Net Increase (Decrease)—Investor Shares	8,120,857	585,802	28,740,430	1,798,672
ETF Shares
Issued	935,409	21,625	1,939,962	38,689
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2)	—	(4)	—
Net Increase (Decrease)—ETF Shares	935,407	21,625	1,939,958	38,689
Admiral Shares
Issued	7,078,659	299,844	13,155,587	494,118
Issued in Lieu of Cash Distributions	366,930	15,378	827,223	31,318
Redeemed	(3,759,616)	(158,682)	(4,745,111)	(180,521)
Net Increase (Decrease)—Admiral Shares	3,685,973	156,540	9,237,699	344,915
Institutional Shares
Issued	3,185,358	33,507	5,691,327	53,792
Issued in Lieu of Cash Distributions	172,916	1,812	384,849	3,643
Redeemed	(969,783)	(10,137)	(2,103,646)	(19,550)
Net Increase (Decrease)—Institutional Shares	2,388,491	25,182	3,972,530	37,885
Institutional Plus Shares
Issued	7,473,575	79,284	25,223,565	236,739
Issued in Lieu of Cash Distributions	590,295	6,184	1,167,596	11,081
Redeemed	(1,707,059)	(17,765)	(3,342,972)	(31,100)
Net Increase (Decrease) —Institutional Plus Shares	6,356,811	67,703	23,048,189	216,720

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended April 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	10/31/2015	4/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$986.06	$0.89
ETF Shares	1,000.00	986.54	0.54
Admiral Shares	1,000.00	986.76	0.54
Institutional Shares	1,000.00	986.73	0.44
Institutional Plus Shares	1,000.00	986.85	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.97	$0.91
ETF Shares	1,000.00	1,024.32	0.55
Admiral Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.42	0.45
Institutional Plus Shares	1,000.00	1,024.52	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.09% for Institutional Shares, and 0.07% for
Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

35

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services since the fund began investing directly in stocks in 2008 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since 2008, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

36

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

37

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total International Stock Index: Total International Composite Index through August 31,
2006; MSCI EAFE + Emerging Markets Index through December 15, 2010; MSCI ACWI ex USA IMI
Index through June 2, 2013; and FTSE Global All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with
Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
Chris D. McIsaac
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1132 062016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)

Common Stocks (99.4%)[1]
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (5.1%)
Commonwealth Bank of Australia	17,800,030	993,726
Westpac Banking Corp.	34,824,982	817,469
National Australia Bank Ltd.	27,391,133	561,959
Australia & New Zealand Banking Group Ltd.	30,442,564	558,012
BHP Billiton Ltd.	33,617,353	525,002
CSL Ltd.	4,848,876	386,400
Wesfarmers Ltd.	11,721,334	379,546
Woolworths Ltd.	13,273,520	222,119
Scentre Group	53,614,361	190,306
Transurban Group	21,196,516	185,995
Telstra Corp. Ltd.	45,202,850	183,541
Rio Tinto Ltd.	4,440,792	173,274
Woodside Petroleum Ltd.	7,503,619	160,653
Brambles Ltd.	16,531,995	156,148
Macquarie Group Ltd.	3,228,931	154,682
Westfield Corp.	20,237,683	154,568
Amcor Ltd.	12,128,170	141,401
AMP Ltd.	30,763,800	136,700
Suncorp Group Ltd.	13,488,391	127,576
QBE Insurance Group Ltd.	14,326,298	120,580
* Newcrest Mining Ltd.	7,892,858	115,091
Insurance Australia Group Ltd.	25,485,255	111,056
AGL Energy Ltd.	7,065,071	97,861
Goodman Group	18,349,448	95,598
Vicinity Centres	34,474,171	86,654
Stockland	24,763,144	81,904
APA Group	11,649,624	77,160
Origin Energy Ltd.	18,326,563	75,313
GPT Group	18,859,204	71,826
* South32 Ltd.	55,836,766	69,832
Caltex Australia Ltd.	2,827,022	69,384
Medibank Pvt Ltd.	28,869,537	68,706
Aurizon Holdings Ltd.	21,109,325	68,200
Ramsay Health Care Ltd.	1,354,446	66,606
ASX Ltd.	2,004,955	66,368
James Hardie Industries plc	4,674,911	65,393
Oil Search Ltd.	12,258,010	64,989
Dexus Property Group	10,184,106	64,936
Sonic Healthcare Ltd.	4,321,443	63,415
Santos Ltd.	17,131,771	61,717
Sydney Airport	11,335,118	58,445
LendLease Group	5,794,466	55,660
Mirvac Group	38,879,083	55,008
Treasury Wine Estates Ltd.	7,705,643	54,258
Aristocrat Leisure Ltd.	6,617,294	50,024
Cochlear Ltd.	599,137	49,007
Orica Ltd.	3,875,472	44,780
SEEK Ltd.	3,591,288	44,442
Tatts Group Ltd.	15,343,973	43,725
^ Fortescue Metals Group Ltd.	16,958,818	43,584
Incitec Pivot Ltd.	17,605,660	42,784
Asciano Ltd.	6,194,910	41,530
DUET Group (Stapled Security)	24,237,597	41,411
Challenger Ltd.	5,985,662	40,489
Computershare Ltd.	5,160,013	39,499
Boral Ltd.	7,782,938	37,881
Healthscope Ltd.	18,251,027	37,588
Coca-Cola Amatil Ltd.	5,706,238	37,176
Star Entertainment Grp Ltd.	8,567,596	36,584

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Crown Resorts Ltd.	3,940,291	35,164
	Bank of Queensland Ltd.	3,922,988	33,359
	Bendigo & Adelaide Bank Ltd.	4,722,279	33,244
	Vocus Communications Ltd.	5,074,083	33,139
	Domino's Pizza Enterprises Ltd.	656,853	30,765
	Alumina Ltd.	26,161,824	29,542
	Tabcorp Holdings Ltd.	8,731,902	29,289
	BlueScope Steel Ltd.	5,952,926	29,064
	CIMIC Group Ltd.	1,051,886	28,449
	TPG Telecom Ltd.	3,460,074	28,044
	Qantas Airways Ltd.	10,619,978	25,894
	Orora Ltd.	12,747,188	25,409
	Ansell Ltd.	1,602,488	24,187
	Meridian Energy Ltd.	12,908,531	23,844
	AusNet Services	18,529,095	21,556
	Iluka Resources Ltd.	4,401,814	21,364
	REA Group Ltd.	550,542	21,182
	IOOF Holdings Ltd.	3,104,280	20,994
	Recall Holdings Ltd.	3,263,274	20,387
	DuluxGroup Ltd.	4,098,512	19,850
	carsales.com Ltd.	2,182,473	19,440
	Investa Office Fund	5,921,140	18,696
	Adelaide Brighton Ltd.	4,776,499	18,685
	ALS Ltd.	5,286,550	18,655
	Harvey Norman Holdings Ltd.	5,482,838	18,568
	Northern Star Resources Ltd.	6,151,403	18,296
	Magellan Financial Group Ltd.	1,104,556	17,918
^	Flight Centre Travel Group Ltd.	587,543	17,494
^	JB Hi-Fi Ltd.	1,032,474	17,177
^	Qube Holdings Ltd.	9,029,629	17,015
^	Blackmores Ltd.	137,926	16,797
	Macquarie Atlas Roads Group	4,401,613	16,223
	BT Investment Management Ltd.	2,162,638	16,157
	nib holdings Ltd.	4,534,598	15,682
	Fairfax Media Ltd.	25,442,886	15,293
	Perpetual Ltd.	455,266	14,719
	OZ Minerals Ltd.	3,226,432	14,324
	Evolution Mining Ltd.	9,436,898	14,256
	Shopping Centres Australasia Property Group	7,688,212	13,627
	CSR Ltd.	5,248,945	13,553
	BWP Trust	5,081,325	13,481
	Primary Health Care Ltd.	4,997,920	13,122
	Charter Hall Group	3,599,988	13,043
*	Metcash Ltd.	9,700,958	12,915
	Charter Hall Retail REIT	3,542,231	12,771
	Downer EDI Ltd.	4,547,488	12,767
	Sims Metal Management Ltd.	1,719,856	12,299
	Navitas Ltd.	3,173,726	12,294
	WorleyParsons Ltd.	2,331,101	12,250
	Cromwell Property Group	15,441,310	11,951
	GrainCorp Ltd. Class A	1,906,693	11,819
	IRESS Ltd.	1,341,227	11,811
	G8 Education Ltd.	3,823,340	11,381
	Sirtex Medical Ltd.	500,414	11,257
	Platinum Asset Management Ltd.	2,424,377	11,116
	Aveo Group	4,222,958	10,934
	Spotless Group Holdings Ltd.	11,144,093	10,922
	InvoCare Ltd.	1,158,542	10,756
	Regis Resources Ltd.	4,785,570	10,643
	Independence Group NL	4,491,078	10,377
	Beach Energy Ltd.	18,667,825	10,367
	Nufarm Ltd.	1,865,117	9,906
	Premier Investments Ltd.	816,417	9,811
	Burson Group Ltd.	2,582,574	9,741

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Sigma Pharmaceuticals Ltd.	11,349,826	9,444
	Super Retail Group Ltd.	1,469,050	9,397
*	St. Barbara Ltd.	5,082,541	9,044
	ARB Corp. Ltd.	702,066	8,568
	Breville Group Ltd.	1,371,626	8,536
*	Mayne Pharma Group Ltd.	8,085,584	8,532
	Mineral Resources Ltd.	1,516,792	8,492
	Abacus Property Group	3,393,453	8,148
	Pacific Brands Ltd.	9,291,268	8,030
*	APN Outdoor Group Ltd.	1,676,195	8,012
	Ardent Leisure Group	4,841,071	7,948
	Mantra Group Ltd.	2,800,647	7,839
*,^	Syrah Resources Ltd.	2,115,186	7,548
	Seven West Media Ltd.	9,341,873	7,474
	Pact Group Holdings Ltd.	1,864,280	7,303
	Automotive Holdings Group Ltd.	2,436,077	7,230
	Steadfast Group Ltd.	5,031,216	7,154
	Brickworks Ltd.	610,494	7,091
	Sandfire Resources NL	1,578,893	7,060
	Myer Holdings Ltd.	8,420,222	6,591
2	MYOB Group Ltd.	2,472,911	6,361
	Cleanaway Waste Management Ltd.	10,628,954	6,347
	Bega Cheese Ltd.	1,327,069	6,183
	SAI Global Ltd.	2,228,217	6,156
*	Broadspectrum Ltd.	5,500,638	6,140
*	Saracen Mineral Holdings Ltd.	7,523,582	6,122
^	Retail Food Group Ltd.	1,464,161	6,097
	Estia Health Ltd.	1,389,118	6,076
	Asaleo Care Ltd.	4,016,534	5,984
	Gateway Lifestyle	2,799,480	5,961
	Costa Group Holdings Ltd.	2,646,423	5,952
	Genworth Mortgage Insurance Australia Ltd.	3,281,557	5,926
	Southern Cross Media Group Ltd.	7,255,024	5,926
	Technology One Ltd.	1,592,226	5,878
	Australian Pharmaceutical Industries Ltd.	3,925,218	5,831
	Nine Entertainment Co. Holdings Ltd.	6,762,592	5,781
	Japara Healthcare Ltd.	2,629,903	5,642
*	IPH Ltd.	1,071,164	5,622
	Regis Healthcare Ltd.	1,448,582	5,593
	GUD Holdings Ltd.	853,601	5,512
	McMillan Shakespeare Ltd.	586,900	5,455
	FlexiGroup Ltd.	2,993,487	5,411
	Altium Ltd.	1,157,769	5,388
^	Monadelphous Group Ltd.	897,602	5,169
	Western Areas Ltd.	2,585,163	4,874
	Greencross Ltd.	892,115	4,801
	GWA Group Ltd.	2,713,937	4,742
*,^	Bellamy's Australia Ltd.	615,048	4,691
*	NEXTDC Ltd.	2,104,640	4,588
*	UGL Ltd.	1,902,309	4,552
*,^	Mesoblast Ltd.	2,688,955	4,453
	National Storage REIT	3,370,364	4,394
	Tassal Group Ltd.	1,479,556	4,371
*,^	Australian Agricultural Co. Ltd.	3,959,701	4,304
^	Growthpoint Properties Australia Ltd.	1,741,099	4,264
	iSentia Group Ltd.	1,550,563	4,261
	360 Capital Industrial Fund	2,045,323	4,246
*	APN News & Media Ltd.	9,006,054	4,207
*	Resolute Mining Ltd.	5,517,071	4,147
	Seven Group Holdings Ltd.	936,136	4,138
	Folkestone Education Trust	2,148,886	4,047
	oOh!media Ltd.	1,145,807	4,045
	Webjet Ltd.	880,170	4,032
*,^	Whitehaven Coal Ltd.	6,772,585	3,932

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Nanosonics Ltd.	2,266,398	3,816
	Corporate Travel Management Ltd.	342,326	3,691
	OzForex Group Ltd.	2,235,969	3,655
*	Eclipx Group Ltd.	1,602,815	3,600
^	TFS Corp. Ltd.	2,976,649	3,523
	Village Roadshow Ltd.	873,344	3,476
^	Arena REIT	2,351,515	3,456
	Cover-More Group Ltd.	3,173,687	3,358
*,^	RCG Corp. Ltd.	3,102,505	3,222
^	Cabcharge Australia Ltd.	1,321,249	3,218
	Virtus Health Ltd.	627,961	3,216
*	Infigen Energy	5,760,567	3,146
*,^	Paladin Energy Ltd.	15,730,641	3,146
	Credit Corp. Group Ltd.	410,220	3,144
	STW Communications Group Ltd.	3,855,664	3,124
^	Ingenia Communities Group	1,449,038	3,029
	Hotel Property Investments	1,446,104	3,025
*,^	Highfield Resources Ltd.	2,815,440	2,985
	GDI Property Group	4,514,868	2,968
*,^	Virgin Australia Holdings Ltd.	11,091,173	2,943
^	Select Harvests Ltd.	746,437	2,842
	SG Fleet Group Ltd.	1,085,617	2,835
	Reject Shop Ltd.	300,339	2,828
*,^	Perseus Mining Ltd.	6,370,949	2,804
^	Ainsworth Game Technology Ltd.	1,530,232	2,703
	Astro Japan Property Group	560,419	2,682
*	Collins Foods Ltd.	878,328	2,679
	Programmed Maintenance Services Ltd.	2,390,860	2,654
	Tox Free Solutions Ltd.	1,205,055	2,647
*,^	Beadell Resources Ltd.	11,044,636	2,633
*	AWE Ltd.	4,995,388	2,607
	New Hope Corp. Ltd.	2,362,188	2,580
*,^	Karoon Gas Australia Ltd.	2,188,589	2,402
	CSG Ltd.	2,260,112	2,392
*,^	Senex Energy Ltd.	11,334,082	2,385
*,^	Lynas Corp. Ltd.	37,476,920	2,118
*	Ten Network Holdings Ltd.	2,693,685	1,937
*,^	Liquefied Natural Gas Ltd.	4,189,379	1,915
	Cedar Woods Properties Ltd.	544,980	1,762
*,^	Starpharma Holdings Ltd.	3,461,153	1,745
	MACA Ltd.	2,069,104	1,735
	Thorn Group Ltd.	1,536,084	1,624
^	Cardno Ltd.	1,897,862	1,595
*	Newcrest Mining Ltd. ADR	107,626	1,592
	ERM Power Ltd.	1,291,903	1,402
^	MMA Offshore Ltd.	3,847,515	1,372
	Cash Converters International Ltd.	3,382,547	1,257
*,^	CuDeco Ltd.	1,465,862	1,232
	RCR Tomlinson Ltd.	1,145,341	1,140
*	Billabong International Ltd.	1,011,982	1,045
	SMS Management & Technology Ltd.	639,392	916
*	Bradken Ltd.	1,320,812	908
*,^	Mount Gibson Iron Ltd.	5,402,085	885
^	Acrux Ltd.	1,854,394	867
*	Watpac Ltd.	1,310,825	812
*	Sundance Energy Australia Ltd.	5,331,510	761
^	Slater & Gordon Ltd.	3,243,013	720
^	Decmil Group Ltd.	1,109,374	644
*,^	Kingsgate Consolidated Ltd.	1,711,181	595
^	Capitol Health Ltd.	4,336,820	557
*	Horizon Oil Ltd.	9,966,116	535
	Sims Metal Management Ltd. ADR	66,577	472
*,^	Arrium Ltd.	26,938,843	451
*	S2 Resources Ltd.	1,172,702	216

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	TFS Corp. Ltd. Private Placement	55,374	66
*	BGP Holdings PLC	17,449,685	—
*	SGH Energy Pty Ltd.	5,925,255	—
*	Kagara Ltd.	2,282,838	—
^	Dick Smith Holdings Ltd.	1,313,373	—
*	Jacana Minerals Ltd.	215,615	—
			10,395,909
Austria (0.2%)
*	Erste Group Bank AG	2,998,943	86,329
	OMV AG	1,502,698	45,216
	voestalpine AG	1,184,297	42,735
	ANDRITZ AG	747,823	41,977
	Wienerberger AG	1,220,005	24,097
*	IMMOFINANZ AG	9,722,707	22,936
*	Raiffeisen Bank International AG	1,227,576	19,650
	BUWOG AG	743,581	15,653
	CA Immobilien Anlagen AG	747,075	14,271
	Oesterreichische Post AG	354,504	13,854
*	Conwert Immobilien Invest SE	717,840	11,360
	Mayr Melnhof Karton AG	84,556	9,950
^	Verbund AG	707,667	9,886
	Vienna Insurance Group AG Wiener Versicherung Gruppe	407,812	9,201
	UNIQA Insurance Group AG	1,186,582	8,578
^	Schoeller-Bleckmann Oilfield Equipment AG	119,044	8,032
	DO & CO AG	68,019	7,711
	Lenzing AG	85,129	6,589
^	Flughafen Wien AG	55,345	6,331
^	RHI AG	280,115	6,029
	S IMMO AG	551,924	5,417
	Strabag SE	164,671	5,177
	Telekom Austria AG	790,335	4,960
	EVN AG	321,407	3,856
	Zumtobel Group AG	292,583	3,808
	Palfinger AG	114,977	3,525
^	Semperit AG Holding	95,312	3,425
	Kapsch TrafficCom AG	49,348	1,697
			442,250
Belgium (1.0%)
	Anheuser-Busch InBev SA	8,359,298	1,037,009
	KBC Groep NV	2,881,716	162,132
	Delhaize Group	1,073,096	112,766
^	UCB SA	1,274,042	95,565
	Ageas	2,167,636	85,181
	Solvay SA Class A	738,851	74,854
^	Groupe Bruxelles Lambert SA	813,016	71,931
^	Proximus SADP	1,467,828	49,472
^	Umicore SA	957,388	47,793
	Colruyt SA	681,859	39,317
	Ackermans & van Haaren NV	259,222	33,791
	bpost SA	1,052,069	29,710
*	Cofinimmo SA	211,631	26,307
*	Telenet Group Holding NV	513,863	25,581
	Ontex Group NV	737,117	22,611
	Sofina SA	162,907	20,782
	Bekaert SA	366,777	16,153
	Euronav NV	1,366,855	15,055
	Elia System Operator SA/NV	278,516	14,409
	Warehouses De Pauw CVA	150,220	13,685
	D'ieteren SA/NV	285,487	12,664
	Melexis NV	215,304	11,916
	Befimmo SA	176,902	11,832
	Gimv NV	194,529	10,810
*	Tessenderlo Chemie NV (Voting Shares)	247,971	8,534
	Ion Beam Applications	206,565	8,521

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*,^	Nyrstar (Voting Shares)	9,461,185	7,489
	Cie d'Entreprises CFE	73,100	7,266
*	AGFA-Gevaert NV	1,786,540	7,104
*	Mobistar SA	292,045	6,392
	Econocom Group SA/NV	585,114	6,316
	Kinepolis Group NV	132,517	5,847
	Barco NV	80,857	5,646
	KBC Ancora	157,885	5,575
	Van de Velde NV	68,022	4,775
	EVS Broadcast Equipment SA	97,920	3,321
	Wereldhave Belgium NV	20,682	2,703
			2,120,815
Brazil (1.5%)
	Ambev SA	41,108,716	231,765
	Itau Unibanco Holding SA Preference Shares	23,420,987	223,842
	Banco Bradesco SA Preference Shares	23,501,457	176,983
*	Petroleo Brasileiro SA	33,172,357	127,992
	BRF SA	7,885,603	112,807
*	Petroleo Brasileiro SA Preference Shares	36,383,964	108,224
	Cielo SA	10,902,362	106,194
	Itausa - Investimentos Itau SA Preference Shares	36,626,757	92,226
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	18,013,629	89,983
	Ultrapar Participacoes SA	4,021,276	84,676
	Vale SA Preference Shares	16,119,001	73,770
	Itau Unibanco Holding SA ADR	7,130,935	67,958
	Vale SA	11,069,200	63,372
	Kroton Educacional SA	15,942,016	59,332
	Banco Bradesco SA	7,116,862	58,127
	Banco do Brasil SA	8,953,722	57,561
	BB Seguridade Participacoes SA	6,303,682	54,986
	Ambev SA ADR	7,913,516	44,237
	CCR SA	8,999,177	42,337
	Banco Bradesco SA ADR	5,633,927	42,085
	Telefonica Brasil SA Preference Shares	3,398,893	41,863
	Raia Drogasil SA	2,602,293	41,646
	Lojas Renner SA	6,698,300	40,452
	Hypermarcas SA	3,946,547	34,815
	Embraer SA	5,654,605	33,820
	Lojas Americanas SA Preference Shares	6,473,304	30,171
	Klabin SA	5,723,339	29,006
	CETIP SA - Mercados Organizados	2,293,268	28,152
*	Petroleo Brasileiro SA ADR Type A	4,425,674	26,111
	Equatorial Energia SA	2,059,468	25,474
	WEG SA	5,725,155	25,269
	Tractebel Energia SA	2,187,120	24,261
*,^	Petroleo Brasileiro SA ADR	2,912,049	22,452
	BR Malls Participacoes SA	4,514,469	22,223
	Banco Santander Brasil SA	4,049,700	21,854
	Vale SA Class B Pfd. ADR	4,257,530	19,329
*	Cia Siderurgica Nacional SA	5,039,848	19,255
	Cia de Saneamento Basico do Estado de Sao Paulo	2,464,194	18,915
	JBS SA	7,166,624	18,837
	BRF SA ADR	1,251,888	17,802
	Tim Participacoes SA	7,571,238	16,819
	Gerdau SA Preference Shares	7,124,001	16,177
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,099,202	16,175
*	CPFL Energia SA	2,704,919	15,612
^	Vale SA Class B ADR	2,747,505	15,578
	BTG Pactual Group	2,701,963	15,438
	Localiza Rent a Car SA	1,485,157	14,250
	Fibria Celulose SA	1,604,555	14,174
	Multiplan Empreendimentos Imobiliarios SA	786,087	13,474
	Natura Cosmeticos SA	1,789,681	13,269
	Sul America SA	2,518,643	12,266

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Suzano Papel e Celulose SA Preference Shares Class A	3,111,926	11,880
	Cia Energetica de Minas Gerais Preference Shares	5,843,266	11,638
	TOTVS SA	1,408,281	11,547
	M Dias Branco SA	465,571	10,803
	MRV Engenharia e Participacoes SA	3,071,112	10,733
	Cosan SA Industria e Comercio	1,158,294	10,723
	Itau Unibanco Holding SA	1,243,072	10,326
	Qualicorp SA	2,330,771	10,098
	Embraer SA ADR	419,223	9,684
*	Rumo Logistica Operadora Multimodal SA	7,469,232	9,295
	Estacio Participacoes SA	2,691,322	9,289
	EDP - Energias do Brasil SA	2,469,602	9,191
*,^	Cia Siderurgica Nacional SA ADR	2,292,192	8,664
	Telefonica Brasil SA ADR	694,131	8,552
	Braskem SA Preference Shares	1,197,746	8,550
	Odontoprev SA	2,766,196	8,413
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,786,439	8,321
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,081,590	8,263
	Porto Seguro SA	983,401	7,920
*	Cia Energetica de Sao Paulo Preference Shares	1,867,714	7,820
	Duratex SA	3,179,915	7,240
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	656,573	6,682
^	Fibria Celulose SA ADR	744,719	6,598
	AES Tiete Energia SA	1,598,062	6,561
	Lojas Americanas SA	1,982,910	6,382
	Cia Brasileira de Distribuicao ADR	429,424	6,291
	Sao Martinho SA	473,214	6,155
	Fleury SA	847,131	6,153
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	368,019	6,046
	Centrais Eletricas Brasileiras SA Preference Shares	1,579,368	5,883
	Cia Hering	1,435,215	5,867
	BR Properties SA	1,953,119	5,832
	Smiles SA	485,600	5,634
	Bradespar SA Preference Shares	2,273,761	5,600
	Transmissora Alianca de Energia Eletrica SA	982,367	5,587
	Metalurgica Gerdau SA Preference Shares Class A	6,584,441	5,571
	Multiplus SA	493,644	5,447
*	Marfrig Global Foods SA	2,842,756	5,364
	Cia Paranaense de Energia Preference Shares	597,450	4,918
	EcoRodovias Infraestrutura e Logistica SA	2,233,062	4,870
	Iguatemi Empresa de Shopping Centers SA	627,051	4,868
*	Centrais Eletricas Brasileiras SA	2,088,100	4,730
	Banco do Estado do Rio Grande do Sul SA Preference Shares	1,839,096	4,551
	Gerdau SA ADR	1,968,327	4,389
	Linx SA	317,722	4,370
	Grendene SA	866,423	4,280
*	B2W Cia Digital	1,028,554	4,097
	Aliansce Shopping Centers SA	890,494	3,985
	Cia de Saneamento de Minas Gerais-COPASA	624,065	3,901
	Alpargatas SA Preference Shares	1,408,911	3,789
	Cia Paranaense de Energia ADR	457,856	3,786
	Marcopolo SA Preference Shares	5,373,604	3,687
	Cia Energetica de Minas Gerais ADR	1,796,566	3,521
*	Minerva SA	1,140,900	3,506
	Alupar Investimento SA	862,117	3,321
	Arezzo Industria e Comercio SA	450,246	3,175
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	4,202,384	3,055
	Centrais Eletricas Brasileiras SA ADR Prf Class B	809,658	3,012
	Iochpe Maxion SA	692,680	2,930
	Mahle-Metal Leve SA	431,634	2,840
	CVC Brasil Operadora e Agencia de Viagens SA	473,100	2,614
	Tupy SA	653,369	2,593
	Ez Tec Empreendimentos e Participacoes SA	510,956	2,481
*	CPFL Energia SA ADR	213,484	2,472

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Braskem SA ADR	172,700	2,461
	Tim Participacoes SA ADR	207,108	2,297
	Via Varejo SA	1,225,000	2,183
*	SLC Agricola SA	481,754	2,174
	Light SA	725,359	2,172
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	870,213	2,171
	JSL SA	760,868	2,040
	Even Construtora e Incorporadora SA	1,878,883	1,999
	Cia Energetica do Ceara Preference Shares	166,733	1,883
	Direcional Engenharia SA	1,017,569	1,820
*	Arteris SA	616,187	1,801
*	Centrais Eletricas Brasileiras SA ADR	805,734	1,781
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	150,635	1,762
	Cia Energetica de Minas Gerais	811,928	1,674
	Gafisa SA	2,401,323	1,620
*	Magnesita Refratarios SA	393,225	1,601
	Sonae Sierra Brasil SA	317,260	1,587
	Santos Brasil Participacoes SA	415,049	1,563
*	Restoque Comercio e Confeccoes de Roupas SA	1,202,578	1,472
	Gafisa SA ADR	1,057,600	1,396
	GAEC Educacao SA	450,484	1,374
*	Marisa Lojas SA	485,786	1,218
*	Randon Participacoes SA Preference Shares	1,443,756	1,196
*	Usinas Siderurgicas de Minas Gerais SA	902,226	1,181
	QGEP Participacoes SA	950,695	1,128
	Guararapes Confeccoes SA	65,625	1,107
	Cia Paranaense de Energia	183,700	993
2	Ser Educacional SA	279,600	931
*	Oi SA	3,176,622	794
*	International Meal Co. Alimentacao SA	615,922	752
*	Paranapanema SA	1,280,353	663
*	Gol Linhas Aereas Inteligentes SA Preference Shares	709,200	503
*	Oi SA Preference Shares	1,212,585	360
*	JHSF Participacoes SA	803,317	346
*	Somos Educacao SA	52,900	131
*	Cia de Transmissao de Energia Eletrica Paulista Preference Shares Temp Line	7,624	125
*	Oi SA ADR Preference Shares	324,051	105
*	Gol Linhas Aereas Inteligentes SA ADR	12,820	91
*	Usinas Siderurgicas de Minas Gerais SA Rights Exp. 05/23/2016	1,039,709	24
*	Randon Participacoes SA Preference Shares Rights Exp. 05/12/2016	197,023	23
*	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A Rights Exp. 05/27/2016	4,006	2
*	Oi SA ADR	1,742	2
*	Contax Participacoes SA	454	2
	Itausa - Investimentos Itau SA	42	—
	Klabin SA Preference Shares	3	—
			3,070,248
Canada (6.8%)
	Royal Bank of Canada (Toronto Shares)	15,282,582	949,086
^	Toronto-Dominion Bank	19,335,583	860,678
	Bank of Nova Scotia	12,672,407	664,577
	Suncor Energy Inc.	16,686,763	489,817
	Canadian National Railway Co.	7,352,998	452,772
^	Bank of Montreal (Toronto Shares)	6,732,627	438,611
^	Enbridge Inc.	9,682,079	402,192
	Canadian Natural Resources Ltd.	11,492,786	345,141
	Canadian Imperial Bank of Commerce	4,189,948	338,415
	Brookfield Asset Management Inc. Class A (Toronto Shares)	9,166,149	309,751
	TransCanada Corp.	7,362,275	305,710
	Manulife Financial Corp.	20,652,824	304,517
	Barrick Gold Corp. (Toronto Shares)	11,649,191	225,519
	Sun Life Financial Inc.	6,404,713	218,476
	Canadian Pacific Railway Ltd.	1,467,916	211,793
	Alimentation Couche-Tard Inc. Class B	4,132,550	181,151
	Goldcorp Inc.	8,656,856	174,420

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Magna International Inc.	4,071,310	171,003
	Potash Corp. of Saskatchewan Inc.	8,687,154	153,706
^	Thomson Reuters Corp.	3,608,107	148,500
	Rogers Communications Inc. Class B	3,798,909	147,754
	BCE Inc.	3,021,380	141,690
^	Cenovus Energy Inc.	8,733,966	138,454
	Loblaw Cos. Ltd.	2,419,193	133,483
	Franco-Nevada Corp.	1,858,775	130,516
^	National Bank of Canada	3,525,567	125,995
*	CGI Group Inc. Class A	2,746,353	125,465
	Agrium Inc.	1,447,382	124,724
	Fairfax Financial Holdings Ltd.	230,599	123,598
^	Pembina Pipeline Corp.	3,883,063	116,644
*	Valeant Pharmaceuticals International Inc.	3,315,110	110,521
	Agnico Eagle Mines Ltd.	2,280,383	107,794
	Intact Financial Corp.	1,378,905	102,041
	Restaurant Brands International Inc. (Foreign)	2,299,033	99,258
	Fortis Inc.	2,942,689	93,344
	Great-West Lifeco Inc.	3,135,635	92,267
	Imperial Oil Ltd.	2,757,114	91,435
	Silver Wheaton Corp.	4,238,624	88,813
^	Crescent Point Energy Corp.	5,265,763	88,721
	Power Corp. of Canada	3,649,481	88,685
	Metro Inc.	2,514,800	84,161
	Saputo Inc.	2,657,307	83,550
	Dollarama Inc.	1,145,782	82,607
^	Canadian Tire Corp. Ltd. Class A	743,624	81,000
	Shaw Communications Inc. Class B	4,343,172	80,377
	Gildan Activewear Inc.	2,526,782	78,480
^	Inter Pipeline Ltd.	3,499,731	74,837
^	RioCan REIT	3,324,920	72,291
	Open Text Corp.	1,272,746	71,260
*	Kinross Gold Corp.	11,986,731	68,307
	Encana Corp.	8,908,810	68,163
	TELUS Corp.	2,067,353	65,545
	Constellation Software Inc.	166,812	65,191
	Power Financial Corp.	2,435,571	64,039
	CCL Industries Inc. Class B	342,717	62,755
	First Quantum Minerals Ltd.	7,210,961	61,437
^	ARC Resources Ltd.	3,601,871	60,773
^	Teck Resources Ltd. Class B	4,936,575	60,433
	SNC-Lavalin Group Inc.	1,583,428	59,579
	Canadian Utilities Ltd. Class A	2,004,962	57,670
^	Keyera Corp.	1,750,507	56,378
	Onex Corp.	908,014	56,325
^	CI Financial Corp.	2,465,456	54,587
	Cameco Corp.	4,106,168	51,380
^	H&R REIT	2,902,654	50,710
	Yamana Gold Inc.	9,854,261	48,851
*	Tourmaline Oil Corp.	2,032,295	46,875
	George Weston Ltd.	536,029	46,515
	Element Financial Corp.	3,997,450	44,859
^	Tahoe Resources Inc.	3,022,952	42,693
^	PrairieSky Royalty Ltd.	1,936,083	40,768
	Husky Energy Inc.	3,172,241	39,972
*	Seven Generations Energy Ltd. Class A	2,215,709	39,027
*	Detour Gold Corp.	1,770,082	37,964
^	Peyto Exploration & Development Corp.	1,471,897	37,575
^	AltaGas Ltd.	1,533,370	37,274
	Progressive Waste Solutions Ltd.	1,140,080	36,691
*	BlackBerry Ltd.	5,195,047	36,685
^	Vermilion Energy Inc.	1,046,002	35,973
	Industrial Alliance Insurance & Financial Services Inc.	1,062,807	35,322
^	WSP Global Inc.	1,035,317	34,830

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	CAE Inc.	2,833,274	33,511
	Methanex Corp.	951,191	33,266
	Eldorado Gold Corp.	7,508,873	31,659
	Finning International Inc.	1,762,122	31,319
	IGM Financial Inc.	994,715	31,315
^	Canadian Apartment Properties REIT	1,306,476	31,061
	Smart REIT	1,153,379	30,960
*	Bombardier Inc. Class B	20,311,273	30,596
	DH Corp.	1,110,375	28,824
^	Empire Co. Ltd.	1,627,629	27,047
	Ritchie Bros Auctioneers Inc.	934,786	26,821
^	Canadian REIT	753,220	26,588
	MacDonald Dettwiler & Associates Ltd.	374,313	26,223
	Atco Ltd.	794,279	25,942
*	Lundin Mining Corp.	6,589,232	25,891
^	Cineplex Inc.	655,062	25,890
*	Turquoise Hill Resources Ltd.	8,404,875	25,120
*	New Gold Inc.	5,330,813	25,067
^	Cominar REIT	1,752,259	24,132
	Quebecor Inc. Class B	884,460	23,657
	Pan American Silver Corp.	1,490,711	23,370
	Stantec Inc.	900,614	23,084
	Allied Properties REIT	809,094	22,795
	Linamar Corp.	525,873	22,771
^	OceanaGold Corp.	6,362,977	22,770
^	Whitecap Resources Inc.	3,002,692	22,520
^	Veresen Inc.	3,107,420	22,488
^	Home Capital Group Inc. Class B	727,041	21,782
	Toromont Industries Ltd.	717,585	21,510
	RONA Inc.	1,129,041	21,488
*	B2Gold Corp.	9,660,794	21,482
	West Fraser Timber Co. Ltd.	622,570	20,513
	Chartwell Retirement Residences	1,791,100	19,743
^	Alamos Gold Inc.	2,727,789	19,675
	Gibson Energy Inc.	1,312,404	19,508
^	Northland Power Inc.	1,147,663	19,035
^	Dream Office REIT	1,137,785	18,989
^	Canadian Western Bank	845,939	18,662
	Algonquin Power & Utilities Corp.	2,130,339	18,609
^	Parkland Fuel Corp.	972,841	18,554
	TransForce Inc.	971,428	18,334
^	Boardwalk REIT	409,985	17,547
*,^	First Majestic Silver Corp.	1,640,121	17,464
	ShawCor Ltd.	641,596	17,335
*	Raging River Exploration Inc.	2,125,004	17,224
	Cott Corp.	1,277,402	16,931
^	Maple Leaf Foods Inc.	803,744	16,642
	TMX Group Ltd.	401,921	16,641
^	Stella-Jones Inc.	434,971	16,630
^	Hudson's Bay Co.	1,213,164	16,128
*,^	NovaGold Resources Inc.	2,461,927	15,992
	Colliers International Group Inc.	378,575	15,660
	FirstService Corp.	346,719	15,580
^	Precision Drilling Corp.	3,001,991	15,576
*	Parex Resources Inc.	1,540,901	15,437
	TransAlta Corp.	2,950,403	15,426
	First Capital Realty Inc.	945,312	15,302
*,^	ProMetic Life Sciences Inc.	5,861,123	15,275
	Osisko Gold Royalties Ltd.	1,114,142	14,918
^	Artis REIT	1,386,096	14,803
	Capital Power Corp.	1,039,055	14,716
*,^	Amaya Inc.	1,078,735	14,624
^	Granite REIT	489,124	14,572
*	Torex Gold Resources Inc.	8,159,712	14,502

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Royal Bank of Canada (New York Shares)	228,209	14,176
*	Celestica Inc.	1,302,301	13,960
*	SEMAFO Inc.	3,104,027	13,829
*,^	IAMGOLD Corp.	4,062,650	13,826
^	Emera Inc.	373,257	13,527
^	Concordia Healthcare Corp.	462,627	13,451
^	Superior Plus Corp.	1,472,927	12,819
	Laurentian Bank of Canada	316,599	12,561
	HudBay Minerals Inc.	2,492,480	12,436
^	Corus Entertainment Inc. Class B	1,229,670	12,260
	Innergex Renewable Energy Inc.	1,104,396	12,191
*,^	Pretium Resources Inc.	1,478,076	12,169
	Jean Coutu Group PJC Inc. Class A	778,696	11,841
	Russel Metals Inc.	652,781	11,623
^	Enerplus Corp.	2,111,202	11,610
^	Manitoba Telecom Services Inc.	436,754	11,431
^	Baytex Energy Corp.	2,216,552	11,342
^	Secure Energy Services Inc.	1,556,813	11,204
^	TORC Oil & Gas Ltd.	1,653,202	11,147
	Aimia Inc.	1,622,489	11,069
^	Genworth MI Canada Inc.	410,495	10,626
	Winpak Ltd.	306,942	10,590
	North West Co. Inc.	473,665	10,529
	Barrick Gold Corp. (New York Shares)	542,335	10,505
	Transcontinental Inc. Class A	666,993	10,483
*	Advantage Oil & Gas Ltd.	1,782,219	10,213
	Pason Systems Inc.	693,896	10,087
	Dominion Diamond Corp.	863,358	9,916
^	Pengrowth Energy Corp.	5,836,909	9,583
^	Mullen Group Ltd.	818,834	9,535
	Centerra Gold Inc.	1,670,208	9,238
*	Canfor Corp.	831,505	9,092
	Westshore Terminals Investment Corp.	619,916	9,061
^	Just Energy Group Inc.	1,387,789	8,838
^	Norbord Inc.	441,696	8,804
*,^	MEG Energy Corp.	1,601,775	8,490
	Ensign Energy Services Inc.	1,328,344	8,046
^	Aecon Group Inc.	602,880	8,039
*	Enghouse Systems Ltd.	190,979	7,983
*,^	Silver Standard Resources Inc.	832,075	7,812
	Enerflex Ltd.	805,279	7,727
	Nevsun Resources Ltd.	2,040,858	7,629
*	ATS Automation Tooling Systems Inc.	820,461	7,592
*	Great Canadian Gaming Corp.	502,307	7,278
*	NuVista Energy Ltd.	1,485,383	7,032
^	Northview Apartment REIT	447,049	7,012
^	Extendicare Inc.	905,622	6,677
*,^	Alacer Gold Corp.	2,349,024	6,365
	Brookfield Asset Management Inc. Class A (New York Shares)	187,500	6,341
^	Bonterra Energy Corp.	289,627	6,246
^	Canadian Energy Services & Technology Corp.	1,946,052	5,940
	Cogeco Communications Inc.	118,438	5,902
	Dorel Industries Inc. Class B	258,479	5,752
^	Penn West Petroleum Ltd.	5,032,639	5,736
*	Crew Energy Inc.	1,405,353	5,690
	Martinrea International Inc.	729,243	5,516
*,^	Kelt Exploration Ltd.	1,416,432	5,464
*,^	China Gold International Resources Corp. Ltd.	2,646,067	5,357
*,^	Sierra Wireless Inc.	329,295	5,320
*,^	Avigilon Corp.	388,311	4,989
*,^	Birchcliff Energy Ltd.	1,181,948	4,917
	InnVest REIT	1,071,974	4,665
	Cascades Inc.	636,803	4,507
*	Gran Tierra Energy Inc. (Toronto Shares)	1,449,281	4,274

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Morguard REIT	336,778	4,096
*,^	Athabasca Oil Corp.	3,773,567	4,030
^	AutoCanada Inc.	244,805	4,006
*	Gran Tierra Energy Inc. (American Shares)	1,352,643	4,004
*,^	Paramount Resources Ltd. Class A	511,323	3,721
^	First National Financial Corp.	150,614	3,421
	Canaccord Genuity Group Inc.	980,630	3,267
^	Sprott Inc.	1,459,746	3,176
*,^	DREAM Unlimited Corp. Class A	504,080	3,069
	Restaurant Brands International Inc.	70,000	3,028
*	Denison Mines Corp.	3,289,996	1,993
*,^	Pacific Exploration and Production Corp.	3,304,126	1,685
^	Sherritt International Corp.	891,549	668
^	Canexus Corp.	521,847	620
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	38,586	103
*	Imperial Metals Corp.	3,068	14
*,^	Great Basin Gold Ltd.	2,279,068	9
*	Poseidon Concepts Corp.	320,721	1
			13,919,023
Chile (0.3%)
	SACI Falabella	5,115,279	39,596
	Empresas COPEC SA	3,954,682	39,506
	Cencosud SA	11,879,193	31,929
	Enersis Americas SA	176,709,214	30,023
	Banco de Chile	252,347,442	27,668
	Banco Santander Chile	557,416,426	26,832
	Empresa Nacional de Electricidad SA	28,771,350	26,481
	Empresas CMPC SA	11,688,569	26,109
*	Latam Airlines Group SA (Santiago Shares)	3,165,022	22,619
	Banco de Credito e Inversiones	510,675	21,977
*	Enersis Chile SA	176,709,214	21,641
	Colbun SA	74,362,545	20,058
	Aguas Andinas SA Class A	31,794,365	18,425
	Cia Cervecerias Unidas SA	1,552,317	17,398
*	Itau CorpBanca	1,821,294,080	16,570
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	759,154	16,234
*	Endesa Americas SA	28,771,350	13,485
	AES Gener SA	26,516,553	13,281
	Parque Arauco SA	6,066,869	11,745
	SONDA SA	4,972,994	9,940
	Vina Concha y Toro SA	5,774,759	9,703
	Empresa Nacional de Telecomunicaciones SA	1,108,935	9,672
	E.CL SA	5,402,359	9,383
	Embotelladora Andina SA Preference Shares	2,524,620	8,555
	Inversiones Aguas Metropolitanas SA	4,714,721	7,676
	Empresa Nacional de Electricidad SA ADR	210,409	5,860
	Enersis Americas SA ADR	560,111	4,795
	Ripley Corp. SA	9,461,378	4,646
	Banco Santander Chile ADR	229,722	4,457
	Sociedad Quimica y Minera de Chile SA ADR	192,785	4,016
	Inversiones La Construccion SA	329,032	3,880
*	Enersis Chile SA ADR	558,455	3,557
	Forus SA	1,003,363	3,026
*	Cia Sud Americana de Vapores SA	135,399,698	2,854
	CAP SA	689,561	2,459
*	Latam Airlines Group SA	217,064	1,431
*	Latam Airlines Group SA ADR	73,423	527
			538,014
China (4.4%)
	Tencent Holdings Ltd.	55,992,575	1,139,355
	China Mobile Ltd.	55,769,056	640,272
	China Construction Bank Corp.	957,014,340	607,826
	Industrial & Commercial Bank of China Ltd.	754,654,760	404,043
	Bank of China Ltd.	788,818,306	319,388

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Ping An Insurance Group Co. of China Ltd.	52,288,900	245,396
	CNOOC Ltd.	168,419,000	208,052
	China Petroleum & Chemical Corp.	267,766,400	188,691
	China Life Insurance Co. Ltd. Class H	77,897,000	179,440
	PetroChina Co. Ltd.	221,220,000	161,851
	China Overseas Land & Investment Ltd.	40,323,680	127,998
	China Merchants Bank Co. Ltd.	48,183,622	105,552
	Agricultural Bank of China Ltd.	271,039,314	97,822
	CITIC Ltd.	67,018,000	97,732
	China Pacific Insurance Group Co. Ltd.	27,083,238	94,966
	China Telecom Corp. Ltd.	169,700,000	84,013
	PICC Property & Casualty Co. Ltd.	40,546,484	73,757
	China Unicom Hong Kong Ltd.	60,377,694	70,659
	China Resources Land Ltd.	28,366,867	69,689
	Hengan International Group Co. Ltd.	7,664,500	68,673
	China Minsheng Banking Corp. Ltd.	68,187,918	64,049
	China Shenhua Energy Co. Ltd.	35,648,500	60,026
	Haitong Securities Co. Ltd.	35,595,882	58,826
	China Communications Construction Co. Ltd.	46,461,664	55,770
	Lenovo Group Ltd.	67,810,000	53,644
	Bank of Communications Co. Ltd.	84,050,150	52,974
	CITIC Securities Co. Ltd.	23,888,500	52,502
*	China CITIC Bank Corp. Ltd.	79,640,446	49,947
	Sinopharm Group Co. Ltd.	11,040,200	47,188
2	Dalian Wanda Commercial Properties Co. Ltd.	7,147,873	46,795
*,^	BYD Co. Ltd.	7,216,758	42,204
	CRRC Corp. Ltd.	42,412,000	41,161
	Guangdong Investment Ltd.	29,114,000	41,111
	CSPC Pharmaceutical Group Ltd.	43,667,579	38,811
*,2	Huatai Securities Co. Ltd.	18,098,499	38,177
	ENN Energy Holdings Ltd.	7,674,000	37,431
	China Merchants Holdings International Co. Ltd.	12,460,000	36,959
*	GF Securities Co. Ltd.	16,173,200	36,706
	China Vanke Co. Ltd.	13,776,274	34,386
2	China Galaxy Securities Co. Ltd.	39,172,000	34,357
	China Resources Power Holdings Co. Ltd.	20,199,600	34,021
	Fosun International Ltd.	24,474,524	33,817
2	CGN Power Co. Ltd.	104,717,000	33,415
	Dongfeng Motor Group Co. Ltd.	30,522,000	33,354
	Belle International Holdings Ltd.	54,565,000	33,277
	Anhui Conch Cement Co. Ltd.	12,500,000	32,938
	China Railway Group Ltd.	40,321,000	31,915
	Huaneng Power International Inc.	44,194,064	31,522
*	China Taiping Insurance Holdings Co. Ltd.	15,460,426	31,504
	China Cinda Asset Management Co. Ltd.	95,610,000	31,309
	Sino Biopharmaceutical Ltd.	44,114,000	31,259
*,^	Alibaba Pictures Group Ltd.	133,170,000	31,111
	China Everbright International Ltd.	27,744,000	31,060
	Zhuzhou CRRC Times Electric Co. Ltd.	5,330,500	30,329
	Shenzhou International Group Holdings Ltd.	5,834,000	30,159
	Country Garden Holdings Co. Ltd.	75,829,962	29,920
	Beijing Enterprises Holdings Ltd.	5,545,500	28,922
	Brilliance China Automotive Holdings Ltd.	29,250,000	28,851
	China Resources Beer Holdings Company Ltd.	12,698,000	27,903
	New China Life Insurance Co. Ltd.	8,496,167	27,697
^	Evergrande Real Estate Group Ltd.	37,138,883	27,443
	Guangzhou Automobile Group Co. Ltd.	23,375,883	27,164
2	People's Insurance Co. Group of China Ltd.	66,714,000	26,830
	China State Construction International Holdings Ltd.	16,959,442	26,418
	China Conch Venture Holdings Ltd.	13,032,887	26,370
	Kunlun Energy Co. Ltd.	29,694,300	25,778
	China Railway Construction Corp. Ltd.	19,871,300	25,262
^	Beijing Enterprises Water Group Ltd.	41,724,000	24,886
	Geely Automobile Holdings Ltd.	49,350,000	24,531

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Great Wall Motor Co. Ltd.	32,404,500	24,378
	China Longyuan Power Group Corp. Ltd.	35,043,000	24,244
	China Gas Holdings Ltd.	16,780,000	24,226
	ANTA Sports Products Ltd.	9,382,000	23,898
	Far East Horizon Ltd.	27,710,598	21,996
	Haier Electronics Group Co. Ltd.	12,885,000	21,641
*	Alibaba Health Information Technology Ltd.	31,616,000	21,330
^	Sunny Optical Technology Group Co. Ltd.	6,891,000	21,254
	Longfor Properties Co. Ltd.	15,069,500	21,141
	Zijin Mining Group Co. Ltd.	61,119,000	20,391
	TravelSky Technology Ltd.	10,816,000	20,100
^	Kingsoft Corp. Ltd.	8,671,000	19,909
^	GCL-Poly Energy Holdings Ltd.	132,627,800	19,765
	China Resources Gas Group Ltd.	6,907,000	19,546
	COSCO Pacific Ltd.	17,900,000	19,035
	Shenzhen International Holdings Ltd.	11,397,250	18,599
^	Tech Pro Technology Development Ltd.	51,827,600	18,151
	Shimao Property Holdings Ltd.	13,079,500	18,052
*	Sinopec Shanghai Petrochemical Co. Ltd.	36,609,000	17,958
	China Everbright Ltd.	8,814,000	17,399
*	Fullshare Holdings Ltd.	54,510,000	17,383
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,172,825	17,257
	Sino-Ocean Land Holdings Ltd.	38,260,000	17,207
2	Shengjing Bank Co. Ltd.	12,640,888	17,203
	China Medical System Holdings Ltd.	13,184,500	17,110
	Beijing Capital International Airport Co. Ltd.	15,918,000	17,078
	Jiangsu Expressway Co. Ltd.	12,730,000	16,729
	China Oilfield Services Ltd.	18,948,000	16,437
	AviChina Industry & Technology Co. Ltd.	23,322,000	16,256
	Jiangxi Copper Co. Ltd.	13,143,000	16,046
	Zhejiang Expressway Co. Ltd.	15,334,000	15,647
	China Everbright Bank Co. Ltd.	34,408,231	15,602
	China National Building Material Co. Ltd.	30,236,000	15,589
	GOME Electrical Appliances Holding Ltd.	121,386,612	15,568
	Chongqing Changan Automobile Co. Ltd. Class B	8,994,205	15,553
	Shanghai Pharmaceuticals Holding Co. Ltd.	7,260,547	15,389
	Chongqing Rural Commercial Bank Co. Ltd.	28,792,000	15,133
	China Jinmao Holdings Group Ltd.	52,466,000	15,021
	China Power International Development Ltd.	34,950,000	14,917
	Tsingtao Brewery Co. Ltd.	3,952,000	14,916
	Air China Ltd.	19,294,000	14,607
^	China Huishan Dairy Holdings Co. Ltd.	38,643,368	14,426
	Guangzhou R&F Properties Co. Ltd.	9,976,000	13,912
*,^	Aluminum Corp. of China Ltd.	41,333,215	13,820
	Kingboard Chemical Holdings Ltd.	7,150,400	13,752
	Skyworth Digital Holdings Ltd.	20,103,000	13,083
*,2	3SBio Inc.	10,455,000	12,621
	China Communications Services Corp. Ltd.	26,597,600	12,554
	Huaneng Renewables Corp. Ltd.	42,084,000	12,418
^	Shanghai Electric Group Co. Ltd.	29,590,000	12,369
	Shenzhen Investment Ltd.	30,631,823	12,356
	Weichai Power Co. Ltd.	10,277,120	12,341
	ZTE Corp.	7,832,977	12,187
^	China Coal Energy Co. Ltd.	25,304,000	11,981
	Sunac China Holdings Ltd.	18,574,000	11,875
*,2	Fuyao Glass Industry Group Co. Ltd.	5,254,399	11,843
2	BAIC Motor Corp. Ltd.	14,026,100	11,795
	Nine Dragons Paper Holdings Ltd.	16,400,669	11,752
	Intime Retail Group Co. Ltd.	13,060,500	11,743
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	4,267,500	11,572
^	Yanzhou Coal Mining Co. Ltd.	20,160,444	11,450
	Shandong Weigao Group Medical Polymer Co. Ltd.	18,844,000	11,313
	China Southern Airlines Co. Ltd.	17,958,000	11,260
*,^	Luye Pharma Group Ltd.	15,770,500	10,943

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
2	Sinopec Engineering Group Co. Ltd.	11,616,000	10,774
*,^	China COSCO Holdings Co. Ltd.	27,538,000	10,752
	Shanghai Industrial Holdings Ltd.	4,672,000	10,622
	Tong Ren Tang Technologies Co. Ltd.	6,685,000	10,472
	Haitian International Holdings Ltd.	6,015,000	10,263
	SOHO China Ltd.	19,859,500	9,985
*,^	CAR Inc.	8,761,753	9,947
*,2	Legend Holdings Corp.	4,106,300	9,922
	Yuexiu Property Co. Ltd.	66,203,536	9,611
*	China Traditional Chinese Medicine Co. Ltd.	20,222,000	9,488
	China Shipping Development Co. Ltd.	13,340,000	9,472
*,^	China Shanshui Cement Group Ltd.	11,479,000	9,308
	Metallurgical Corp. of China Ltd.	30,571,063	9,186
	Lee & Man Paper Manufacturing Ltd.	13,984,000	9,165
	BBMG Corp.	12,525,000	9,154
*,^,2	Dali Foods Group Co. Ltd.	14,738,000	9,127
	Sinotrans Ltd.	19,473,000	9,000
*	China Eastern Airlines Corp. Ltd.	16,376,000	8,953
^	Phoenix Healthcare Group Co. Ltd.	5,905,069	8,945
*,^	China Shipping Container Lines Co. Ltd.	38,736,000	8,843
^	China Hongqiao Group Ltd.	12,003,075	8,785
*	China High Speed Transmission Equipment Group Co. Ltd.	11,178,000	8,663
	Datang International Power Generation Co. Ltd.	30,230,000	8,588
*,^,2	China Huarong Asset Management Co. Ltd.	24,189,000	8,529
	Huadian Power International Corp. Ltd.	16,586,000	8,505
^	Agile Property Holdings Ltd.	14,919,500	8,472
	Lao Feng Xiang Co. Ltd. Class B	2,222,263	8,441
	Inner Mongolia Yitai Coal Co. Ltd. Class B	10,482,694	8,438
^	Zhaojin Mining Industry Co. Ltd.	9,594,500	8,291
*	China Reinsurance Group Corp.	35,009,000	8,181
	KWG Property Holding Ltd.	12,220,000	7,906
	Guangshen Railway Co. Ltd.	14,858,000	7,697
	Huishang Bank Corp. Ltd.	15,881,665	7,643
	China International Marine Containers Group Co. Ltd.	4,799,553	7,490
^	China Zhongwang Holdings Ltd.	14,935,495	7,437
*	China Agri-Industries Holdings Ltd.	21,419,400	7,339
^	Xinjiang Goldwind Science & Technology Co. Ltd.	4,427,800	7,292
^	NetDragon Websoft Inc.	2,334,008	7,248
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	2,262,047	7,150
	Dazhong Transportation Group Co. Ltd. Class B	5,653,325	7,002
	China Resources Cement Holdings Ltd.	21,105,845	6,945
^	China Molybdenum Co. Ltd.	41,157,000	6,915
	Shenzhen Expressway Co. Ltd.	7,708,000	6,841
^	CT Environmental Group Ltd.	23,384,000	6,821
	Beijing Jingneng Clean Energy Co. Ltd.	21,532,000	6,794
^	CIFI Holdings Group Co. Ltd.	28,976,000	6,705
	Wuxi Little Swan Co. Ltd. Class B	2,087,008	6,681
	CSG Holding Co. Ltd. Class B	7,927,155	6,589
2	Fu Shou Yuan International Group Ltd.	9,141,000	6,413
*,2	Red Star Macalline Group Corp. Ltd.	5,611,513	6,371
	Xinhua Winshare Publishing and Media Co. Ltd.	6,837,000	6,364
^	Golden Eagle Retail Group Ltd.	5,410,000	6,235
	Central China Securities Co. Ltd.	12,532,489	6,197
	Huadian Fuxin Energy Corp. Ltd.	28,416,014	6,190
^	Kingdee International Software Group Co. Ltd.	19,067,600	6,184
*	Hopson Development Holdings Ltd.	6,490,000	6,168
	Future Land Holdings Co. Ltd. Class A	3,969,053	6,118
*,^	Li Ning Co. Ltd.	14,016,727	6,079
*,^	Chinasoft International Ltd.	16,660,000	6,024
*	Coolpad Group Ltd.	29,909,200	5,920
^	PAX Global Technology Ltd.	6,840,000	5,891
	China Dongxiang Group Co. Ltd.	28,598,000	5,890
	Digital China Holdings Ltd.	8,484,000	5,857
*	Greentown China Holdings Ltd.	7,843,500	5,829

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*,^	Tianneng Power International Ltd.	6,988,000	5,724
*,^	SMI Holdings Group Ltd.	59,544,000	5,659
*,^	Hybrid Kinetic Group Ltd.	178,902,000	5,587
^	Angang Steel Co. Ltd.	11,814,000	5,587
^	Sinopec Kantons Holdings Ltd.	10,590,000	5,575
	China Lesso Group Holdings Ltd.	10,136,000	5,573
	Greatview Aseptic Packaging Co. Ltd.	10,981,000	5,561
	XTEP International Holdings Ltd.	9,257,000	5,460
*,^	Renhe Commercial Holdings Co. Ltd.	159,799,452	5,443
	Kingboard Laminates Holdings Ltd.	10,605,500	5,422
2	Cosmo Lady China Holdings Co. Ltd.	6,900,871	5,356
	Poly Property Group Co. Ltd.	19,805,000	5,287
*,2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	7,047,500	5,284
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	12,768,000	5,242
*,^,2	Cogobuy Group	3,555,000	5,144
^	Hua Han Health Industry Holdings Ltd.	48,522,792	5,047
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	2,210,121	5,045
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	2,374,000	5,029
*	China Maple Leaf Educational Systems Ltd.	6,282,000	4,972
*	BYD Electronic International Co. Ltd.	8,650,000	4,954
^	Bank of Chongqing Co. Ltd.	6,243,500	4,932
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	1,602,144	4,849
^	Baoxin Auto Group Ltd.	7,609,000	4,814
^	Yuexiu Transport Infrastructure Ltd.	7,172,000	4,810
^	China South City Holdings Ltd.	24,990,000	4,782
	Shanghai Baosight Software Co. Ltd. Class B	1,260,156	4,738
^	West China Cement Ltd.	22,382,000	4,723
*	Sinopec Oilfield Service Corp.	21,470,000	4,691
*,^	China Energy Engineering Corp. Ltd.	26,744,000	4,668
	China BlueChemical Ltd.	20,086,000	4,648
*,2	China Railway Signal & Communication Corp. Ltd.	7,807,600	4,630
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	13,652,622	4,606
	Guangdong Electric Power Development Co. Ltd. Class B	8,036,170	4,548
^	Biostime International Holdings Ltd.	1,626,500	4,518
^	SSY Group Ltd.	13,140,894	4,499
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	2,730,275	4,397
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	8,568,867	4,339
	China Water Affairs Group Ltd.	8,772,000	4,336
^	Tibet Water Resources Ltd.	14,925,000	4,267
*,^	Maanshan Iron & Steel Co. Ltd.	18,376,000	4,223
*,2	Beijing Urban Construction Design & Development Group Co. Ltd.	7,260,000	4,193
*	Beijing Capital Land Ltd.	10,482,000	4,133
	Logan Property Holdings Co. Ltd.	10,577,180	4,029
	China ZhengTong Auto Services Holdings Ltd.	9,853,000	4,026
	Anhui Gujing Distillery Co. Ltd. Class B	1,209,627	4,009
	C C Land Holdings Ltd.	13,662,000	3,978
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,101,205	3,977
*,^	Carnival Group International Holdings Ltd.	30,301,556	3,941
	Anhui Expressway Co. Ltd.	4,906,000	3,907
	Shandong Chenming Paper Holdings Ltd. Class B	5,031,605	3,901
*	Kama Co. Ltd. Class B	2,864,000	3,866
^	China Modern Dairy Holdings Ltd.	21,050,000	3,863
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	4,244,537	3,835
^	Dalian Port PDA Co. Ltd.	8,816,000	3,828
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	2,472,000	3,808
	Shanghai Haixin Group Co. Class B	4,606,894	3,751
	Weiqiao Textile Co.	5,018,000	3,748
	Shandong Airlines Co. Ltd. Class B	1,476,820	3,706
	Luthai Textile Co. Ltd. Class B	2,778,937	3,690
	Sinotruk Hong Kong Ltd.	7,260,000	3,656
	China Machinery Engineering Corp.	5,317,000	3,612
^	Livzon Pharmaceutical Group Inc.	769,374	3,555
*,2	Haichang Ocean Park Holdings Ltd.	16,425,000	3,548
	Hangzhou Steam Turbine Co. Ltd. Class B	3,308,246	3,544

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Yuzhou Properties Co. Ltd.	12,964,000	3,541
*,^	Leyou Technologies Holdings Ltd.	26,115,000	3,523
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	4,252,800	3,513
^	Dah Chong Hong Holdings Ltd.	8,350,000	3,456
	Huangshan Tourism Development Co. Ltd. Class B	1,640,882	3,435
*,^	Chaowei Power Holdings Ltd.	5,319,000	3,401
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,692,948	3,392
	China Power New Energy Development Co. Ltd.	43,140,000	3,385
^	Dongjiang Environmental Co. Ltd.	2,283,400	3,306
	Lonking Holdings Ltd.	19,585,000	3,269
	Zhongsheng Group Holdings Ltd.	6,381,500	3,268
*,2	Hua Hong Semiconductor Ltd.	3,229,000	3,248
	China Shineway Pharmaceutical Group Ltd.	2,835,000	3,240
*,^	Lifetech Scientific Corp.	19,107,944	3,238
	Wasion Group Holdings Ltd.	5,822,000	3,229
^	Phoenix Satellite Television Holdings Ltd.	13,942,000	3,221
	CIMC Enric Holdings Ltd.	6,120,000	3,206
	Shanghai Diesel Engine Co. Ltd. Class B	3,599,860	3,165
*	Hi Sun Technology China Ltd.	18,042,000	3,162
	China National Accord Medicines Corp. Ltd. Class B	579,721	3,162
*,2	Tianhe Chemicals Group Ltd.	20,635,827	3,113
*	Sinosoft Technology Group Ltd.	5,692,000	3,093
	China National Materials Co. Ltd.	11,699,000	3,089
	Double Coin Holdings Ltd. Class B	2,517,300	3,075
	Weifu High-Technology Group Co. Ltd. Class B	1,456,159	3,074
^	Vinda International Holdings Ltd.	1,671,528	3,064
^	Dawnrays Pharmaceutical Holdings Ltd.	3,712,000	3,048
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,391,040	3,042
*	China Huiyuan Juice Group Ltd.	6,848,000	3,029
^	Fufeng Group Ltd.	9,628,600	3,010
	BOE Technology Group Co. Ltd. Class B	12,042,068	3,005
	Sichuan Expressway Co. Ltd.	8,956,000	2,994
*	Landing International Development Ltd.	104,195,500	2,985
*	China Oil & Gas Group Ltd.	42,626,000	2,956
	Shanghai Bailian Group Co. Ltd. Class B	1,834,654	2,947
^	Concord New Energy Group Ltd.	54,610,000	2,934
	COSCO International Holdings Ltd.	5,454,000	2,931
^	China All Access Holdings Ltd.	9,112,000	2,922
*	China Datang Corp. Renewable Power Co. Ltd.	24,644,000	2,910
^	Texhong Textile Group Ltd.	2,972,000	2,907
*,^	Greenland Hong Kong Holdings Ltd.	8,199,000	2,897
	Harbin Electric Co. Ltd.	7,056,000	2,888
*,^	TCL Multimedia Technology Holdings Ltd.	4,794,000	2,851
	Powerlong Real Estate Holdings Ltd.	13,201,000	2,850
	Shanghai Jinjiang International Travel Co. Ltd. Class B	680,358	2,843
^	361 Degrees International Ltd.	7,827,000	2,802
*	AVIC International Holding HK Ltd.	36,116,000	2,779
*	Glorious Property Holdings Ltd.	23,887,000	2,764
*	Shang Gong Group Co. Ltd. Class B	2,545,396	2,739
^	Shanghai Industrial Urban Development Group Ltd.	13,740,000	2,701
^	Yashili International Holdings Ltd.	11,184,000	2,697
*	INESA Electron Co. Ltd. Class B	3,141,373	2,681
	Peak Sport Products Co. Ltd.	9,567,000	2,655
^	Dongfang Electric Corp. Ltd.	3,390,800	2,636
*	China Foods Ltd.	7,150,000	2,626
	Shandong Chenming Paper Holdings Ltd.	3,322,000	2,615
*	Zhonglu Co. Ltd. Class B	912,811	2,613
	Guorui Properties Ltd.	7,425,000	2,584
*,^	China Precious Metal Resources Holdings Co. Ltd.	80,110,000	2,569
*,^	China Electronics Corp. Holdings Co. Ltd.	8,658,000	2,568
	Sinofert Holdings Ltd.	18,602,000	2,537
*	Shanghai Potevio Co. Ltd. Class B	1,353,800	2,505
^	China Overseas Grand Oceans Group Ltd.	7,872,500	2,505
*	Shanghai Zhongyida Co. Ltd. Class B	3,699,300	2,495

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	China SCE Property Holdings Ltd.	11,811,000	2,492
	China Fangda Group Co. Ltd. Class B	2,670,890	2,490
*	China Chengtong Development Group Ltd.	28,882,000	2,483
	Shanghai Highly Group Co. Ltd. Class B	2,956,900	2,480
	Qingling Motors Co. Ltd.	7,624,000	2,472
	China Lilang Ltd.	3,812,000	2,437
	Jiangling Motors Corp. Ltd. Class B	877,912	2,419
*,^	China Yurun Food Group Ltd.	14,034,413	2,393
*,^	Hanergy Thin Film Power Group Ltd.	84,704,000	2,351
*	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	2,867,000	2,344
	Tianjin Port Development Holdings Ltd.	15,442,000	2,341
	First Tractor Co. Ltd.	4,140,000	2,322
	Eastern Communications Co. Ltd. Class B	3,033,200	2,315
*	China Soft Power Technology Holdings Ltd.	63,770,000	2,294
*,^	PW Medtech Group Ltd.	8,498,000	2,292
^	Bosideng International Holdings Ltd.	28,192,000	2,283
*,^	National Agricultural Holdings Ltd.	10,350,000	2,273
	Beijing North Star Co. Ltd.	7,086,000	2,251
	Foshan Electrical and Lighting Co. Ltd. Class B	2,856,396	2,226
^	China Suntien Green Energy Corp. Ltd.	19,423,000	2,210
*	Colour Life Services Group Co. Ltd.	2,863,000	2,196
^	Sinotrans Shipping Ltd.	12,395,000	2,180
*,^	China Lumena New Materials Corp.	13,488,000	2,174
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	1,309,611	2,164
*	China Water Industry Group Ltd.	12,648,000	2,162
*	Huadian Energy Co. Ltd. Class B	4,204,934	2,140
^	Fantasia Holdings Group Co. Ltd.	16,105,500	2,131
	Ajisen China Holdings Ltd.	4,974,000	2,110
*	Sinolink Worldwide Holdings Ltd.	19,476,000	2,102
*	Skyway Securities Group Ltd.	78,256,548	2,101
*,2	Ozner Water International Holding Ltd.	12,500,000	2,084
^	Poly Culture Group Corp. Ltd.	873,586	2,057
*,^	CITIC Resources Holdings Ltd.	22,224,600	1,998
	Tianjin Capital Environmental Protection Group Co. Ltd.	3,582,000	1,991
	Tianjin Development Holdings Ltd.	3,920,000	1,939
*,^	Enerchina Holdings Ltd.	46,191,000	1,893
	China Merchants Land Ltd.	12,376,000	1,876
*,^	China Public Procurement Ltd.	101,988,000	1,872
*	Mingfa Group International Co. Ltd.	7,651,943	1,864
*,^	Lianhua Supermarket Holdings Co. Ltd.	4,779,000	1,835
	Dongyue Group Ltd.	10,342,000	1,827
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	3,907,000	1,823
	Guangdong Provincial Expressway Development Co. Ltd. Class B	3,490,900	1,821
*	Launch Tech Co. Ltd.	1,431,500	1,814
^	Comba Telecom Systems Holdings Ltd.	10,365,540	1,809
^	Wisdom Sports Group	4,577,000	1,786
^	CPMC Holdings Ltd.	3,970,000	1,782
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,841,534	1,745
*	Sany Heavy Equipment International Holdings Co. Ltd.	8,735,000	1,741
	Changshouhua Food Co. Ltd.	3,549,000	1,735
	Huaxin Cement Co. Ltd. Class B	2,520,214	1,733
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	2,694,801	1,722
	Xingda International Holdings Ltd.	8,197,000	1,715
	Hengdeli Holdings Ltd.	16,299,600	1,696
*	Capital Environment Holdings Ltd.	46,190,000	1,689
*	Hubei Sanonda Co. Ltd. Class B	1,915,900	1,685
^	V1 Group Ltd.	30,480,000	1,682
*	China Overseas Property Holdings Ltd.	11,948,560	1,670
	Foshan Huaxin Packaging Co. Ltd. Class B	1,362,902	1,666
*	China Minsheng Drawin Technology Group Ltd.	35,820,000	1,656
*	MIE Holdings Corp.	15,092,000	1,612
	Xiamen International Port Co. Ltd.	7,760,000	1,604
	Bengang Steel Plates Co. Ltd. Class B	4,606,141	1,569
^	China Singyes Solar Technologies Holdings Ltd.	4,226,400	1,553

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	O-Net Technologies Group Ltd.	4,657,000	1,526
*,^	China Fiber Optic Network System Group Ltd.	12,939,600	1,495
^	Boer Power Holdings Ltd.	2,651,000	1,487
	Jinzhou Port Co. Ltd. Class B	2,549,944	1,426
^	Welling Holding Ltd.	8,517,200	1,421
	HNA Infrastructure Company Ltd.	1,293,000	1,383
*	SRE Group Ltd.	44,272,000	1,362
*,2	Kangda International Environmental Co. Ltd.	5,715,891	1,291
*	EverChina International Holdings Co. Ltd.	42,895,000	1,283
*,^	North Mining Shares Co. Ltd.	116,140,000	1,256
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	869,580	1,215
*	Shougang Concord International Enterprises Co. Ltd.	38,534,000	1,204
*,^	China Dynamics Holdings Ltd.	25,210,000	1,198
*,^	China Rare Earth Holdings Ltd.	15,493,426	1,194
^	Hydoo International Holding Ltd.	9,960,000	1,192
	Chongqing Machinery & Electric Co. Ltd.	10,028,000	1,187
*	Chengde Nanjiang Co. Ltd. Class B	3,182,875	1,186
^	Minmetals Land Ltd.	11,320,000	1,163
^	Real Nutriceutical Group Ltd.	9,597,000	1,096
	Tiangong International Co. Ltd.	12,958,000	1,049
^	Maoye International Holdings Ltd.	10,045,000	1,046
	Shenguan Holdings Group Ltd.	10,032,000	1,030
*,^	Loudong General Nice Resources China Holdings Ltd.	20,019,000	1,028
	Changchai Co. Ltd. Class B	1,626,592	1,028
	Universal Health International Group Holding Ltd.	11,009,000	990
	Hefei Meiling Co. Ltd. Class B	1,629,752	916
*	China Automation Group Ltd.	6,241,000	892
*	NVC Lighting Holding Ltd.	8,187,000	863
	Dalian Refrigeration Co. Ltd. Class B	735,300	857
*	Anxin-China Holdings Ltd.	16,568,000	822
*,^	Daphne International Holdings Ltd.	5,238,000	787
^	Hilong Holding Ltd.	6,343,000	732
*	Chongqing Iron & Steel Co. Ltd.	4,228,000	711
	Fiyta Holdings Ltd. Class B	710,020	679
^	Yuanda China Holdings Ltd.	20,994,000	656
*,^	Xinjiang Xinxin Mining Industry Co. Ltd.	5,733,000	619
*	Boshiwa International Holding Ltd.	2,777,000	601
*,^	China Resources and Transportation Group Ltd.	32,250,000	555
*	Global Bio-Chem Technology Group Co. Ltd.	22,352,000	513
*	Titan Petrochemicals Group Ltd.	10,180,000	323
*	China Tian Lun Gas Holdings Ltd.	359,198	269
*,^	Dynasty Fine Wines Group Ltd.	1,342,000	249
*	Real Gold Mining Ltd.	1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
*	Beijing Enterprises Clean Energy Group Ltd.	19,432	1
*	China Metal Recycling Holdings Ltd.	2,568,000	—
			8,957,484
Colombia (0.1%)
	Bancolombia SA ADR	1,084,747	41,969
	Grupo de Inversiones Suramericana SA	2,466,991	33,341
	Grupo Argos SA	3,391,694	22,384
	Ecopetrol SA	37,107,946	18,432
	Cementos Argos SA	4,020,177	16,342
	Corp Financiera Colombiana SA	1,128,356	15,281
	Grupo Aval Acciones y Valores Preference Shares	34,080,874	14,237
	Grupo de Inversiones Suramericana SA Preference Shares	995,257	13,276
	Almacenes Exito SA	2,357,149	13,256
*	Isagen SA ESP	8,552,296	12,324
	Interconexion Electrica SA ESP	3,460,881	10,570
	Banco Davivienda SA Preference Shares	1,028,046	9,686
	Cementos Argos SA Preference Shares	2,230,830	8,348
*	Cemex Latam Holdings SA	1,755,721	8,049
	Ecopetrol SA ADR	743,583	7,391
	Avianca Holdings SA Preference Shares	3,815,061	2,799

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Grupo Aval Acciones y Valores SA ADR	249,000	2,015
			249,700
Czech Republic (0.0%)
	Komercni banka as	159,320	32,768
	CEZ AS	1,671,859	32,649
	Philip Morris CR AS	4,592	2,410
	Pegas Nonwovens SA	49,755	1,749
			69,576
Denmark (1.3%)
	Novo Nordisk A/S Class B	19,338,709	1,079,765
	Danske Bank A/S	7,965,557	225,382
	Vestas Wind Systems A/S	2,301,577	164,752
	Pandora A/S	1,187,425	154,380
	Novozymes A/S	2,354,748	112,939
	Carlsberg A/S Class B	1,105,519	107,769
	AP Moeller - Maersk A/S Class B	67,946	95,634
*	Genmab A/S	568,077	84,286
	DSV A/S	1,915,681	80,647
	Coloplast A/S Class B	1,048,436	78,544
	ISS A/S	1,929,549	73,293
	AP Moeller - Maersk A/S Class A	46,314	63,099
	Chr Hansen Holding A/S	918,449	57,193
	TDC A/S	8,339,820	42,702
	GN Store Nord A/S	1,620,566	31,890
	Jyske Bank A/S	745,753	30,520
*	William Demant Holding A/S	244,660	25,158
	Tryg A/S	1,193,268	22,548
	Sydbank A/S	747,182	21,134
*	H Lundbeck A/S	609,922	20,379
^	FLSmidth & Co. A/S	511,459	19,880
*	Topdanmark A/S	748,901	19,831
	Royal Unibrew A/S	426,033	19,249
	SimCorp A/S	348,637	15,684
	NKT Holding A/S	249,058	14,200
	Dfds A/S	334,391	13,345
	Rockwool International A/S Class B	64,077	10,682
	ALK-Abello A/S	61,408	9,989
^	Ambu A/S Class B	248,123	8,556
*	Bavarian Nordic A/S	211,267	8,076
	Spar Nord Bank A/S	863,967	7,054
	Schouw & Co.	117,554	6,876
	Matas A/S	352,492	6,727
*	Alm Brand A/S	726,092	5,399
*,^	Bang & Olufsen A/S	334,421	3,629
	Solar A/S Class B	66,282	3,406
*,^	D/S Norden A/S	74,571	1,306
*	Amagerbanken A/S	537,565	—
*	OW Bunker A/S	129,331	—
			2,745,903
Egypt (0.1%)
	Commercial International Bank Egypt SAE	10,936,291	55,603
	Talaat Moustafa Group	10,896,402	8,175
*	Global Telecom Holding SAE GDR	4,732,577	7,812
*	Egyptian Financial Group-Hermes Holding Co.	5,523,294	6,253
*	Medinet Nasr Housing	1,947,198	4,441
	ElSewedy Electric Co.	847,798	4,438
	Juhayna Food Industries	4,863,333	3,952
*	Orascom Construction Ltd.	662,339	3,543
*	Pioneers Holding for Financial Investments SAE	2,888,566	3,199
	Palm Hills Developments SAE	10,329,159	3,041
	Telecom Egypt Co.	3,476,062	3,039
*	Six of October Development & Investment	2,463,911	2,977
	Heliopolis Housing	382,033	2,189

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Citadel Capital SAE	12,907,160	2,115
*	Ezz Steel	1,850,105	1,830
*	Orascom Telecom Media And Technology Holding SAE	20,764,954	1,727
	Sidi Kerir Petrochemicals Co.	1,159,232	1,688
*	South Valley Cement	2,717,924	1,414
	Oriental Weavers	1,651,628	1,227
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	1,048
*	Global Telecom Holding SAE	2,989,569	994
*	Arab Cotton Ginning	2,630,494	895
*	Egyptian Resorts Co.	6,572,106	672
*	Amer Group Holding	8,302,600	364
	Porto Holding SAE	8,302,600	299
*	Maridive & Oil Services SAE	1,028,654	287
*	Abu Dhabi Islamic Bank	514,865	240
			123,462
Finland (0.8%)
	Nokia Oyj	59,875,075	353,474
	Sampo Oyj Class A	4,929,432	215,620
	Kone Oyj Class B	3,974,499	181,605
	UPM-Kymmene Oyj	5,577,827	106,772
	Fortum Oyj	4,686,011	70,649
	Wartsila OYJ Abp	1,634,962	70,169
	Elisa Oyj	1,676,776	62,698
	Stora Enso Oyj	6,045,781	52,859
	Nokian Renkaat Oyj	1,414,675	52,253
	Neste Oyj	1,341,847	42,999
	Huhtamaki Oyj	1,079,273	42,454
	Orion Oyj Class B	1,068,875	37,330
	Amer Sports Oyj	1,226,903	36,321
	Metso Oyj	1,394,816	33,598
	Kesko Oyj Class B	707,955	28,317
	Tieto Oyj	757,469	19,905
	Valmet Oyj	1,417,695	17,802
^	Cargotec Oyj Class B	438,161	16,584
	Metsa Board Oyj	2,327,281	14,632
	Konecranes Oyj	619,038	14,215
	Sponda Oyj	2,536,643	11,046
	Citycon Oyj	4,066,658	10,311
	Kemira Oyj	804,669	9,763
	Caverion Corp.	1,321,348	9,698
*	Outokumpu Oyj	2,145,202	9,030
	Uponor Oyj	566,759	8,744
	YIT Oyj	1,275,703	8,710
*,^	Outotec Oyj	1,966,206	7,844
	Oriola-KD Oyj	1,289,379	6,381
	Raisio Oyj	1,261,601	6,222
	Cramo Oyj	254,712	5,104
	Ramirent Oyj	702,810	4,916
	Sanoma Oyj	843,362	4,128
*	Finnair Oyj	654,618	3,899
	F-Secure Oyj	661,216	1,940
*,^	Stockmann OYJ Abp Class B	269,001	1,868
			1,579,860
France (6.2%)
	TOTAL SA	21,926,254	1,108,176
^	Sanofi	11,837,860	975,759
	BNP Paribas SA	10,230,131	541,779
^	AXA SA	20,179,131	509,517
^	LVMH Moet Hennessy Louis Vuitton SE	2,623,510	437,109
^	Danone SA	5,954,682	417,207
*	Schneider Electric SE	5,790,078	378,601
^	Vinci SA	4,884,307	364,803
	Airbus Group SE	5,804,705	362,898
	L'Oreal SA	1,956,751	355,437

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Orange SA	19,985,911	332,046
	Air Liquide SA	2,804,714	318,103
	Societe Generale SA	7,672,048	301,875
	Essilor International SA	2,087,000	270,176
^	Engie SA	14,903,933	245,818
	Pernod Ricard SA	2,223,484	240,171
^	Vivendi SA	12,321,648	236,704
	Cie de Saint-Gobain	4,761,340	218,178
	Safran SA	3,100,146	213,724
^	Cie Generale des Etablissements Michelin	1,895,260	197,961
^	Renault SA	1,800,853	173,761
	Carrefour SA	5,689,483	161,189
	Legrand SA	2,781,696	158,551
	Capgemini SA	1,666,529	155,559
	Publicis Groupe SA	1,987,271	147,065
	Kering	780,865	133,917
	Valeo SA	813,906	129,102
	Veolia Environnement SA	4,874,969	119,757
	Dassault Systemes	1,327,766	103,854
	Credit Agricole SA	9,280,819	102,728
^	Klepierre	2,151,262	101,180
	Sodexo SA	958,061	96,787
	L'Oreal SA Loyalty Line	532,666	96,757
	Christian Dior SE	543,778	95,553
^	Accor SA	2,140,536	94,790
	Thales SA	1,093,440	94,624
	Hermes International	250,602	89,254
	Air Liquide SA (Prime de fidelite)	782,813	88,785
^	SES SA	3,115,075	85,106
	Atos SE	927,818	82,582
*,^	Technip SA	1,192,041	69,866
^	Bouygues SA	2,027,499	67,656
^	Ingenico Group SA	572,922	67,535
*	Peugeot SA	4,059,270	65,420
	Bureau Veritas SA	2,712,890	64,305
^	Suez Environnement Co.	3,396,021	62,588
	Groupe Eurotunnel SE	4,801,085	61,299
	Gecina SA	418,124	60,423
	Arkema SA	731,386	58,377
^	SCOR SE	1,638,545	55,818
	Natixis SA	9,776,347	53,946
	Iliad SA	245,533	53,688
	Eutelsat Communications SA	1,722,999	53,531
	Teleperformance	594,885	53,434
	Eiffage SA	664,589	52,870
	Rexel SA	3,134,409	47,526
	Zodiac Aerospace	2,019,766	47,387
*	Alstom SA	1,691,296	43,248
	Edenred	2,120,389	41,826
	Bollore SA	10,205,702	40,417
	Societe BIC SA	283,564	40,262
	STMicroelectronics NV	6,466,987	39,762
	Aeroports de Paris	301,844	37,993
	Wendel SA	320,595	37,050
	Orpea	438,985	36,216
^	Casino Guichard Perrachon SA	598,674	35,630
*	Fonciere Des Regions	372,929	35,281
^	Electricite de France SA	2,292,477	32,936
	Eurofins Scientific SE	87,668	32,527
	JCDecaux SA	726,763	32,201
	Faurecia	771,675	31,884
	Numericable-SFR SA	956,923	31,353
	Lagardere SCA	1,179,821	31,310
2	Elior Group	1,443,491	31,030

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
2	Euronext NV	731,313	30,914
	Eurazeo SA	423,365	29,812
^	CNP Assurances	1,731,956	29,513
	ICADE	372,234	29,285
	Imerys SA	395,775	29,227
	Rubis SCA	371,554	29,026
*	UBISOFT Entertainment	963,290	27,960
	SEB SA	243,096	27,235
	Technicolor SA	3,827,988	26,257
	Nexity SA	438,224	23,489
	Ipsen SA	364,868	22,060
	Remy Cointreau SA	249,262	20,726
	Plastic Omnium SA	608,021	20,148
	Credit Agricole SA Loyalty Line	1,787,302	19,783
	BioMerieux	147,193	18,999
	Altran Technologies SA	1,218,133	18,080
^	Vallourec SA	3,263,187	16,993
*	Nexans SA	347,975	16,188
	Sartorius Stedim Biotech	42,125	16,098
	Elis SA	856,366	15,729
	Sopra Steria Group	129,452	15,058
	Alten SA	238,961	14,755
*,^	DBV Technologies SA	213,420	14,572
	Havas SA	1,706,048	14,305
*,^	Air France-KLM	1,569,713	14,063
^	Societe Television Francaise 1	1,104,289	13,301
	Euler Hermes Group	137,407	13,063
	Metropole Television SA	679,623	12,893
*	SPIE SA	639,531	12,569
	Korian SA	393,348	12,396
*,2	Worldline SA	401,892	11,269
	Vicat SA	161,372	11,234
	IPSOS	360,959	10,763
^	Mercialys SA	439,786	9,796
*,2	Europcar Groupe SA	806,286	9,349
	Neopost SA	371,342	9,097
	Saft Groupe SA	281,598	8,748
^	Virbac SA	46,198	8,425
*,^	Genfit	226,153	7,711
*,^	CGG SA	8,024,842	7,541
^	Faiveley Transport SA	68,778	7,486
	Gaztransport Et Technigaz SA	192,899	7,158
	Coface SA	833,923	6,736
*	GameLoft SE	793,245	6,721
	Tarkett SA	198,246	6,467
	Electricite de France SA Loyalty Line	416,343	5,982
	Trigano SA	101,261	5,940
*	Groupe Fnac SA	101,600	5,862
	LISI	199,576	5,711
*,^	Etablissements Maurel et Prom	1,391,059	5,606
	Vilmorin & Cie SA	64,579	4,622
^	Rallye SA	229,399	4,407
	SEB SA Loyalty Line	39,123	4,383
	Boiron SA	54,436	4,364
	Beneteau SA	374,529	4,351
	FFP	53,705	4,148
	Fonciere de Paris SIIC	24,912	4,131
	Bonduelle SCA	132,216	3,903
*,^	Eramet	97,608	3,891
*,^	Parrot SA	190,048	3,829
^	Bourbon SA	255,007	3,763
	Guerbet	51,441	3,379
*,^	Euro Disney SCA	2,152,242	3,132
^	Assystem	109,087	2,831

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Derichebourg SA	766,909	2,445
	Jacquet Metal Service	132,843	1,974
	Albioma SA	118,116	1,926
	Mersen	120,274	1,922
	Manitou BF SA	106,055	1,841
	GL Events	93,146	1,787
	Haulotte Group SA	109,806	1,713
*	Esso SA Francaise	25,680	1,164
^	Solocal Group	174,219	1,041
	Union Financiere de France BQE SA	30,731	919
*	Stallergenes Greer plc	28,032	854
	Albioma SA Loyalty Line	42,824	698
*	Alcatel-Lucent SA	6,244	23
			12,779,078
Germany (6.1%)
	Bayer AG	8,666,691	1,001,588
	Siemens AG	7,967,215	833,759
	Allianz SE	4,772,476	811,935
	BASF SE	9,676,863	800,578
	SAP SE	9,369,186	735,120
	Daimler AG	10,006,301	697,209
*	Deutsche Telekom AG	33,162,405	582,117
	Bayerische Motoren Werke AG	3,408,348	315,320
	Fresenius SE & Co. KGaA	4,110,468	299,730
	Linde AG	1,940,431	296,891
	Deutsche Post AG	9,971,545	292,898
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,535,076	285,381
	Volkswagen AG Preference Shares	1,922,684	278,912
	Deutsche Bank AG	14,448,631	273,845
	adidas AG	2,097,314	270,591
	Continental AG	1,131,322	249,133
	Henkel AG & Co. KGaA Preference Shares	1,819,913	207,869
	E.ON SE	19,617,258	203,318
	Fresenius Medical Care AG & Co. KGaA	2,236,324	194,644
	Infineon Technologies AG	11,735,489	167,438
	Vonovia SE	4,876,519	164,379
	Deutsche Boerse AG	1,954,984	160,874
	HeidelbergCement AG	1,474,993	131,336
*	Merck KGaA	1,355,995	127,704
	Henkel AG & Co. KGaA	1,224,793	124,592
	ProSiebenSat.1 Media SE	2,229,506	113,895
	Deutsche Wohnen AG	3,524,922	108,081
	thyssenkrupp AG	4,440,783	103,479
	Commerzbank AG	10,913,861	102,344
	Brenntag AG	1,620,898	95,210
	Beiersdorf AG	1,043,319	93,686
	Porsche Automobil Holding SE Preference Shares	1,608,397	89,851
	GEA Group AG	1,857,799	86,332
	Symrise AG	1,272,532	84,460
*	RWE AG	5,080,329	76,117
	Hannover Rueck SE	632,167	72,270
	LEG Immobilien AG	659,481	61,177
	United Internet AG	1,235,437	60,386
	METRO AG	1,739,204	55,487
*	QIAGEN NV	2,356,772	53,006
^	Wirecard AG	1,199,940	51,971
	MTU Aero Engines AG	531,640	50,265
^	K&S AG	2,012,632	50,236
	LANXESS AG	954,597	49,992
	Volkswagen AG	307,310	49,077
	OSRAM Licht AG	892,946	46,629
	Bayerische Motoren Werke AG Preference Shares	567,644	45,196
	Evonik Industries AG	1,371,472	43,515
	HUGO BOSS AG	671,320	42,841

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	MAN SE	366,913	39,824
	KION Group AG	690,136	37,687
^	Deutsche Lufthansa AG	2,419,197	37,667
	Telefonica Deutschland Holding AG	7,198,205	36,624
*,2	Zalando SE	1,099,751	36,506
	Rheinmetall AG	447,908	35,093
	Freenet AG	1,127,547	34,516
^	RTL Group SA	406,821	34,062
	Fuchs Petrolub SE Preference Shares	733,256	31,399
	STADA Arzneimittel AG	652,069	27,725
^	KUKA AG	279,142	27,571
	HOCHTIEF AG	214,388	27,543
^	Axel Springer SE	477,675	26,710
*	Dialog Semiconductor plc	745,808	26,011
	Aurubis AG	474,585	25,792
	Gerresheimer AG	331,356	24,713
	Fraport AG Frankfurt Airport Services Worldwide	389,496	23,612
	Deutsche EuroShop AG	485,384	22,647
	Aareal Bank AG	632,235	22,508
	Sartorius AG Preference Shares	88,795	21,943
*	Rational AG	42,944	21,824
	Software AG	534,731	20,471
	Fielmann AG	262,397	19,389
	DMG Mori AG	396,230	18,995
*	Nordex SE	660,101	18,576
	TUI AG-DI	1,278,422	18,569
^	Drillisch AG	438,513	18,135
	Krones AG	151,805	17,338
	Norma Group SE	329,202	16,998
^	TAG Immobilien AG	1,235,035	16,422
*,^	Wincor Nixdorf AG	289,979	15,871
	alstria office REIT-AG	1,114,363	15,648
	Jungheinrich AG Preference Shares	164,795	15,548
*	GRENKELEASING AG	77,513	15,299
	Wacker Chemie AG	155,902	14,979
^	Bilfinger SE	338,134	14,760
^	Suedzucker AG	824,366	14,557
*,^	MorphoSys AG	274,577	13,778
	Salzgitter AG	396,763	13,449
	FUCHS PETROLUB SE	361,037	13,324
^	Stroeer SE & Co. KGaA	267,097	13,176
	Talanx AG	394,822	13,140
	Bechtle AG	122,184	12,779
	RHOEN-KLINIKUM AG	398,473	12,397
	Hella KGaA Hueck & Co.	322,887	12,360
	CTS Eventim AG & Co. KGaA	348,216	12,221
^	Leoni AG	335,471	12,123
	TLG Immobilien AG	567,633	12,024
	Duerr AG	145,993	11,714
*,2	Deutsche Pfandbriefbank AG	1,073,249	11,326
	Pfeiffer Vacuum Technology AG	103,758	11,176
^	Kloeckner & Co. SE	954,164	11,138
	Nemetschek SE	186,911	10,459
	Indus Holding AG	187,801	9,584
	CompuGroup Medical SE	241,466	9,489
*	PATRIZIA Immobilien AG	403,316	9,354
*	zooplus AG	62,379	8,766
	Sixt SE	143,150	8,302
	KWS Saat SE	22,955	7,966
*,2	ADO Properties SA	237,136	7,809
	Sixt SE Preference Shares	175,424	7,684
	ElringKlinger AG	305,372	7,497
*,^	SGL Carbon SE	634,084	7,432
	Takkt AG	352,256	7,362

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Puma SE	29,301	6,682
	BRAAS Monier Building Group SA	240,168	6,677
*,^	Vossloh AG	93,562	6,484
	Jenoptik AG	412,915	6,460
^	Bertrandt AG	50,788	5,878
*,^	SMA Solar Technology AG	106,921	5,690
*,^	Heidelberger Druckmaschinen AG	2,436,148	5,506
	XING AG	28,849	5,477
	Carl Zeiss Meditec AG	162,792	5,318
^	BayWa AG	148,194	5,181
	Draegerwerk AG & Co. KGaA Preference Shares	76,020	5,051
	Deutz AG	979,082	5,005
*,^	AIXTRON SE	929,304	4,629
^	Wacker Neuson SE	249,434	4,225
	RWE AG Preference Shares	352,381	3,864
	Biotest AG Preference Shares	208,886	3,795
^	Gerry Weber International AG	255,843	3,697
	DIC Asset AG	369,150	3,404
	comdirect bank AG	279,001	3,178
	Hamburger Hafen und Logistik AG	200,415	3,147
	Deutsche Beteiligungs AG	105,924	3,134
*	Hornbach Baumarkt AG	73,047	2,266
	Draegerwerk AG & Co. KGaA	30,636	1,865
*	H&R AG	148,067	1,748
	Bauer AG	106,721	1,745
^	Biotest AG	66,067	1,263
*	CropEnergies AG	202,575	999
			12,486,393
Greece (0.1%)
	Alpha Bank AE	14,310,837	31,095
*	Piraeus Bank SA	65,730,372	19,476
	Hellenic Telecommunications Organization SA	1,874,334	18,247
	National Bank of Greece SA	58,898,962	17,594
	OPAP SA	2,205,011	16,669
*	Eurobank Ergasias SA	18,578,610	15,677
*	JUMBO SA	983,916	12,888
	Titan Cement Co. SA	481,528	10,985
	FF Group	347,947	7,166
	Motor Oil Hellas Corinth Refineries SA	558,283	6,375
	Hellenic Telecommunications Organization SA ADR	1,341,580	6,144
	Hellenic Exchanges SA	671,087	3,822
	Public Power Corp. SA	1,054,421	3,502
	Grivalia Properties REIC AE	382,768	3,292
*	Hellenic Petroleum SA	732,305	3,237
	Mytilineos Holdings SA	766,909	3,079
	Athens Water Supply & Sewage Co. SA	405,094	2,135
	Metka SA	255,433	1,955
*	Ellaktor SA	1,229,868	1,794
	Aegean Airlines SA	177,601	1,629
*	Fourlis Holdings SA	264,140	954
*	GEK Terna Holding Real Estate Construction SA	431,696	846
	Terna Energy SA	195,145	618
*	Cyprus Popular Bank PCL	12,597,118	—
			189,179
Hong Kong (2.6%)
	AIA Group Ltd.	126,259,108	755,611
	CK Hutchison Holdings Ltd.	29,500,014	352,927
	Hong Kong Exchanges and Clearing Ltd.	12,556,117	316,505
	Sun Hung Kai Properties Ltd.	17,486,579	220,386
	Cheung Kong Property Holdings Ltd.	29,542,780	201,762
	CLP Holdings Ltd.	16,141,786	149,231
	Hang Seng Bank Ltd.	8,024,713	145,493
	Link REIT	23,642,820	143,438
	Jardine Matheson Holdings Ltd.	2,561,162	141,254

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Hong Kong & China Gas Co. Ltd.	71,658,981	133,392
	Power Assets Holdings Ltd.	13,889,346	132,145
	BOC Hong Kong Holdings Ltd.	37,604,325	112,320
	Sands China Ltd.	25,313,679	90,185
	Hongkong Land Holdings Ltd.	12,274,747	77,757
	Wharf Holdings Ltd.	14,262,106	77,087
	Galaxy Entertainment Group Ltd.	22,333,464	75,068
	MTR Corp. Ltd.	14,656,353	72,460
	Jardine Strategic Holdings Ltd.	2,352,714	68,005
	Henderson Land Development Co. Ltd.	10,756,640	67,041
	Swire Pacific Ltd. Class A	6,104,829	66,229
	Cheung Kong Infrastructure Holdings Ltd.	6,284,438	59,309
	New World Development Co. Ltd.	58,067,612	57,749
^	Want Want China Holdings Ltd.	67,537,410	51,801
	AAC Technologies Holdings Inc.	7,328,885	50,870
	Sino Land Co. Ltd.	31,858,742	50,016
	Techtronic Industries Co. Ltd.	13,185,551	49,428
	China Mengniu Dairy Co. Ltd.	28,489,230	48,179
	Hang Lung Properties Ltd.	23,384,846	46,563
*,2	WH Group Ltd.	55,097,066	44,503
	Bank of East Asia Ltd.	12,197,730	44,253
	Samsonite International SA	13,468,811	43,316
	Wheelock & Co. Ltd.	8,530,291	39,492
	Li & Fung Ltd.	60,686,587	37,532
	Yue Yuen Industrial Holdings Ltd.	8,746,110	31,857
	Swire Properties Ltd.	12,199,236	31,676
	PCCW Ltd.	42,343,671	28,662
	Hysan Development Co. Ltd.	6,431,577	28,418
	Hang Lung Group Ltd.	9,083,000	27,860
	Tingyi Cayman Islands Holding Corp.	20,087,690	23,401
	NWS Holdings Ltd.	14,762,786	22,424
*	Semiconductor Manufacturing International Corp.	271,454,911	22,316
	Shangri-La Asia Ltd.	17,445,177	21,312
	Hopewell Holdings Ltd.	6,122,551	20,622
	Kerry Properties Ltd.	6,914,397	18,789
	ASM Pacific Technology Ltd.	2,561,857	18,461
^	Prada SPA	5,326,276	18,039
	VTech Holdings Ltd.	1,692,885	17,476
^	Sun Art Retail Group Ltd.	23,042,073	17,266
*	Esprit Holdings Ltd.	19,491,851	17,053
	Cathay Pacific Airways Ltd.	10,584,930	16,876
	First Pacific Co. Ltd.	24,431,354	15,471
	Wynn Macau Ltd.	10,838,142	15,410
	Minth Group Ltd.	5,622,000	14,703
	Xinyi Glass Holdings Ltd.	20,668,923	14,079
	Haitong International Securities Group Ltd.	23,584,142	13,573
	Champion REIT	24,803,844	13,277
	SJM Holdings Ltd.	19,220,248	12,886
	Uni-President China Holdings Ltd.	13,318,678	12,403
^	Xinyi Solar Holdings Ltd.	29,291,022	11,545
^	Brightoil Petroleum Holdings Ltd.	36,138,464	11,487
	MGM China Holdings Ltd.	8,028,180	11,248
	Television Broadcasts Ltd.	2,970,751	11,083
	Great Eagle Holdings Ltd.	2,727,712	11,049
	Johnson Electric Holdings Ltd.	3,715,011	10,979
	Dah Sing Financial Holdings Ltd.	1,546,940	10,571
	FIH Mobile Ltd.	24,543,751	10,509
*	China Goldjoy Group Ltd.	98,052,000	10,447
	Cafe de Coral Holdings Ltd.	3,453,310	10,426
	NagaCorp Ltd.	14,434,000	10,302
	Stella International Holdings Ltd.	3,941,500	9,944
^	Melco International Development Ltd.	8,357,540	9,551
	Man Wah Holdings Ltd.	8,106,800	9,454
	HKBN Ltd.	7,656,362	9,415

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Value Partners Group Ltd.	9,800,000	9,355
	Shui On Land Ltd.	35,509,243	9,267
*	China Minsheng Financial Holding Corp. Ltd.	89,016,000	9,031
	L'Occitane International SA	4,538,289	8,746
*,^	KuangChi Science Ltd.	18,222,000	8,712
^	Fortune REIT (Hong Kong Shares)	7,776,077	8,604
	Kerry Logistics Network Ltd.	6,005,048	8,454
^	Guotai Junan International Holdings Ltd.	24,683,000	8,218
^	Chow Tai Fook Jewellery Group Ltd.	11,780,783	8,188
	Luk Fook Holdings International Ltd.	3,590,000	8,176
^	Town Health International Medical Group Ltd.	43,038,000	8,084
	Orient Overseas International Ltd.	2,067,529	7,858
*	Huabao International Holdings Ltd.	19,808,985	7,794
	Lifestyle International Holdings Ltd.	4,704,470	7,793
	Nexteer Automotive Group Ltd.	7,328,000	7,714
	China Travel International Investment Hong Kong Ltd.	26,191,096	7,633
*,^	China Oceanwide Holdings Ltd.	65,372,844	7,561
*	Global Brands Group Holding Ltd.	62,306,985	7,367
*	SEA Holdings Ltd.	2,208,333	7,104
	Dah Sing Banking Group Ltd.	3,850,857	6,851
*	Tongda Group Holdings Ltd.	33,090,000	6,797
*	Freeman Financial Corp. Ltd.	124,223,946	6,778
	Fortune REIT (Singapore Shares)	6,141,000	6,743
	Pacific Textiles Holdings Ltd.	5,166,000	6,651
	Shun Tak Holdings Ltd.	19,935,272	6,631
	Texwinca Holdings Ltd.	6,792,070	6,605
*,^	FDG Electric Vehicles Ltd.	108,085,000	6,521
	SITC International Holdings Co. Ltd.	11,956,000	6,462
	SmarTone Telecommunications Holdings Ltd.	3,778,500	6,246
*,^	Superb Summit International Group Ltd.	32,112,957	6,044
	K Wah International Holdings Ltd.	12,484,000	6,031
*,^	China LNG Group Ltd.	169,595,000	6,004
	Yuexiu REIT	10,781,000	5,971
^	Truly International Holdings Ltd.	15,146,000	5,913
	United Co. RUSAL plc	16,977,565	5,900
	HengTen Networks Group Ltd.	128,424,000	5,854
	CP Pokphand Co. Ltd.	54,364,000	5,796
	CITIC Telecom International Holdings Ltd.	13,884,875	5,764
*	Pou Sheng International Holdings Ltd.	21,535,000	5,753
	Sunlight REIT	10,616,000	5,589
^	Shougang Fushan Resources Group Ltd.	36,769,307	5,528
	Giordano International Ltd.	11,710,000	5,290
	G-Resources Group Ltd.	227,072,559	5,217
*,^	Kingston Financial Group Ltd.	13,976,000	5,186
*,^	China Harmony New Energy Auto Holding Ltd.	8,184,000	5,066
*	CST Mining Group Ltd.	298,736,000	4,836
*,^	Goodbaby International Holdings Ltd.	8,628,536	4,833
	Hopewell Highway Infrastructure Ltd.	9,653,101	4,810
*	Convoy Financial Holdings Ltd.	118,086,000	4,776
	China Strategic Holdings Ltd.	151,720,000	4,552
	Hutchison Telecommunications Hong Kong Holdings Ltd.	12,609,565	4,411
	Prosperity REIT	11,253,000	4,375
^	IGG Inc.	9,752,000	4,228
	Yingde Gases Group Co. Ltd.	11,089,000	4,128
^	Dynam Japan Holdings Co. Ltd.	2,905,000	4,059
*,^	China Financial International Investments Ltd.	45,810,000	3,888
*	Beijing Enterprises Medical & Health Group Ltd.	49,944,000	3,847
*,^	TOM Group Ltd.	15,331,013	3,799
	Sun Hung Kai & Co. Ltd.	6,415,000	3,754
*,^	HC International Inc.	5,646,000	3,746
	Kowloon Development Co. Ltd.	3,882,734	3,731
	Chow Sang Sang Holdings International Ltd.	2,294,000	3,720
	Towngas China Co. Ltd.	6,925,084	3,583
	Ju Teng International Holdings Ltd.	7,936,999	3,563

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*,^	MMG Ltd.	15,796,000	3,554
^	Chong Hing Bank Ltd.	1,600,000	3,416
*	Mason Financial Holdings Ltd.	82,600,923	3,398
^	SA Sa International Holdings Ltd.	10,766,074	3,295
	NewOcean Energy Holdings Ltd.	9,476,000	3,225
*	Canvest Environmental Protection Group Co. Ltd.	6,840,000	3,186
*,^	Sino Oil And Gas Holdings Ltd.	135,815,000	3,180
*,^	United Photovoltaics Group Ltd.	36,042,000	3,101
	Far East Consortium International Ltd.	9,218,000	3,071
*,2	China Jicheng Holdings Ltd.	99,191,605	3,031
^	TCL Communication Technology Holdings Ltd.	4,647,000	3,013
	APT Satellite Holdings Ltd.	3,716,500	2,949
^	China LotSynergy Holdings Ltd.	71,840,000	2,948
*,^	Pacific Basin Shipping Ltd.	17,236,000	2,904
*,^	Louis XIII Holdings Ltd.	7,417,000	2,867
	Gemdale Properties & Investment Corp. Ltd.	55,170,000	2,835
*,2	Nirvana Asia Ltd.	9,697,000	2,732
^	Spring REIT	6,242,238	2,719
	China Aerospace International Holdings Ltd.	20,954,000	2,717
*	China Ocean Industry Group Ltd.	99,575,000	2,613
	Emperor Capital Group Ltd.	29,358,140	2,598
*	China Medical & HealthCare Group Ltd.	44,784,527	2,590
^	New Sports Group Ltd.	103,050,000	2,501
	TCC International Holdings Ltd.	12,199,000	2,445
^	China Silver Group Ltd.	10,936,000	2,433
*	Mei Ah Entertainment Group Ltd.	31,880,000	2,420
	Lai Sun Development Co. Ltd.	154,235,749	2,299
*	Technovator International Ltd.	4,452,000	2,263
*,^	GCL New Energy Holdings Ltd.	44,810,459	2,216
*	China Healthcare Enterprise Group Ltd.	24,198,028	2,211
*,^	Microport Scientific Corp.	4,126,000	2,145
	Varitronix International Ltd.	2,629,000	2,098
^	Road King Infrastructure Ltd.	2,500,000	2,070
	Springland International Holdings Ltd.	11,361,343	2,059
*,^	Macau Legend Development Ltd.	15,053,529	2,052
*,^	Good Resources Holdings Ltd.	24,061,634	2,009
*	United Laboratories International Holdings Ltd.	4,756,500	1,977
^	Shenwan Hongyuan HK Ltd.	4,055,000	1,962
*	Kong Sun Holdings Ltd.	38,850,000	1,953
^	Lee's Pharmaceutical Holdings Ltd.	2,414,000	1,953
*	Goldin Financial Holdings Ltd.	2,161,423	1,920
*,^	Suncorp Technologies Ltd.	114,870,000	1,861
^	China Beidahuang Industry Group Holdings Ltd. Class A	32,240,000	1,821
*,^	Midland Holdings Ltd.	5,356,000	1,704
^	Liu Chong Hing Investment Ltd.	1,476,018	1,664
*,^	Summit Ascent Holdings Ltd.	7,724,052	1,656
	EVA Precision Industrial Holdings Ltd.	11,032,000	1,573
*	Peace Map Holding Ltd.	55,260,212	1,569
*,2	CGN New Energy Holdings Co. Ltd.	10,314,000	1,556
	Singamas Container Holdings Ltd.	14,082,000	1,503
	AMVIG Holdings Ltd.	3,620,000	1,491
*	Sincere Watch Hong Kong Ltd.	21,480,000	1,463
^	Parkson Retail Group Ltd.	12,515,883	1,366
^	China Huarong Energy Co. Ltd.	13,056,066	1,257
*,^	Haier Healthwise Holdings Ltd.	29,308,885	1,149
	TPV Technology Ltd.	7,030,000	1,139
*,^	SOCAM Development Ltd.	2,288,353	1,136
*,^	Xinchen China Power Holdings Ltd.	7,131,000	1,116
*	PetroAsian Energy Holdings Ltd.	46,616,000	1,115
	IT Ltd.	4,496,000	1,111
	Trinity Ltd.	10,228,000	1,064
	Polytec Asset Holdings Ltd.	11,350,000	980
*,^	Anton Oilfield Services Group	9,014,000	903
*,^	Yanchang Petroleum International Ltd.	40,120,000	836

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Silver Base Group Holdings Ltd.	6,186,225	834
*	Auto Italia Holdings	33,901,298	829
*	Hong Kong Television Network Ltd.	3,579,000	768
	Henderson Investment Ltd.	8,978,000	751
*	New Focus Auto Tech Holdings Ltd.	13,992,518	709
*	Sunshine Oilsands Ltd.	17,164,500	707
^	Yip's Chemical Holdings Ltd.	1,988,000	692
*,^	Honghua Group Ltd.	14,246,000	686
	Inspur International Ltd.	4,113,000	672
*,^	Winshine Science Co. Ltd.	17,132,096	661
	Emperor Watch & Jewellery Ltd.	26,590,000	608
	Regal Hotels International Holdings Ltd.	1,234,796	595
*	Neo-Neon Holdings Ltd.	4,267,500	582
*	China Forestry Holdings Co. Ltd.	3,050,000	570
*	Hang Fat Ginseng Holdings Co. Ltd.	51,340,000	568
	New World Department Store China Ltd.	3,724,000	527
*	GT Group Holdings Ltd.	7,068,098	507
*,^	SPT Energy Group Inc.	6,212,000	470
	HKR International Ltd.	1,102,180	452
*	Qunxing Paper Holdings Co. Ltd.	1,573,000	409
*	China Household Holdings Ltd.	27,250,000	375
	Hanison Construction Holdings Ltd.	1,555,221	260
*	Skyway Securities Group Ltd Warrants Exp. 02/11/2017	14,193,309	199
*	China Longevity Group Co. Ltd.	1,027,000	181
			5,216,689
Hungary (0.1%)
	OTP Bank plc	1,978,290	52,419
	MOL Hungarian Oil & Gas plc	506,187	30,929
	Richter Gedeon Nyrt	1,459,428	28,992
*	Magyar Telekom Telecommunications plc	4,285,881	7,444
			119,784
India (2.2%)
	Infosys Ltd.	19,581,264	356,219
	Housing Development Finance Corp. Ltd.	16,521,131	270,735
	Reliance Industries Ltd.	16,598,203	245,379
	Tata Consultancy Services Ltd.	4,925,019	188,054
	Sun Pharmaceutical Industries Ltd.	11,583,719	141,461
	HDFC Bank Ltd.	7,500,835	127,431
	ITC Ltd.	20,212,968	98,957
	Hindustan Unilever Ltd.	7,457,471	97,523
	ICICI Bank Ltd.	25,404,306	89,821
	Bharti Airtel Ltd.	13,363,841	73,106
	Oil & Natural Gas Corp. Ltd.	21,515,473	70,389
	Mahindra & Mahindra Ltd.	3,161,623	63,361
*	Tata Motors Ltd.	10,259,970	62,816
	HCL Technologies Ltd.	5,547,547	62,628
	Coal India Ltd.	13,921,835	60,399
	Kotak Mahindra Bank Ltd.	5,571,159	60,163
	Axis Bank Ltd.	7,986,535	56,755
	Lupin Ltd.	2,298,695	55,571
	IndusInd Bank Ltd.	3,040,257	47,981
	Hero MotoCorp Ltd.	1,020,262	44,499
	Larsen & Toubro Ltd.	2,331,027	43,993
	State Bank of India	15,341,835	43,586
	NTPC Ltd. (Common)	20,795,436	43,576
	Asian Paints Ltd.	3,006,152	39,212
	Wipro Ltd.	4,691,197	39,151
	Eicher Motors Ltd.	128,077	38,603
	Indian Oil Corp. Ltd.	5,878,885	38,336
	Tech Mahindra Ltd.	4,871,582	35,639
	Zee Entertainment Enterprises Ltd.	5,637,317	35,215
	Indiabulls Housing Finance Ltd.	3,364,068	35,069
	UltraTech Cement Ltd.	689,557	32,829
	Bharti Infratel Ltd.	5,777,109	32,554

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Aurobindo Pharma Ltd.	2,789,210	31,899
	Maruti Suzuki India Ltd.	551,207	31,462
	Adani Ports & Special Economic Zone Ltd.	8,685,918	31,107
	Cipla Ltd.	3,366,139	27,201
	Bajaj Auto Ltd.	725,164	27,194
	Bharat Petroleum Corp. Ltd.	1,827,506	26,921
	Idea Cellular Ltd.	15,087,588	26,904
	Godrej Consumer Products Ltd.	1,314,542	26,148
	JSW Steel Ltd.	1,235,442	25,542
	UPL Ltd.	3,155,873	25,530
	Dr Reddy's Laboratories Ltd.	549,104	25,353
	Shriram Transport Finance Co. Ltd.	1,743,420	24,756
	Power Grid Corp. of India Ltd.	10,891,892	23,492
	Bosch Ltd.	78,147	23,130
	Dabur India Ltd.	5,525,748	22,963
*	United Spirits Ltd.	627,378	22,449
	Ambuja Cements Ltd.	6,534,068	21,726
	Nestle India Ltd.	242,828	20,950
	Vedanta Ltd.	12,592,715	19,669
	Yes Bank Ltd.	1,356,117	19,223
	Ashok Leyland Ltd.	11,964,024	19,214
	Marico Ltd.	4,787,809	18,673
	Glenmark Pharmaceuticals Ltd.	1,450,781	18,079
*	Tata Motors Ltd. Class A	4,014,469	17,978
^	Wipro Ltd. ADR	1,475,839	17,931
	LIC Housing Finance Ltd.	2,561,502	17,815
	Titan Co. Ltd.	3,285,908	17,613
	GAIL India Ltd.	3,197,772	17,342
	Bajaj Finance Ltd.	168,088	17,281
	Shree Cement Ltd.	87,186	16,667
	Piramal Enterprises Ltd.	892,231	16,008
	Apollo Hospitals Enterprise Ltd.	806,283	15,934
	Siemens Ltd.	885,015	15,150
	Dr Reddy's Laboratories Ltd. ADR	323,900	14,770
	ICICI Bank Ltd. ADR	2,089,690	14,732
	Mindtree Ltd.	1,412,950	14,428
	Britannia Industries Ltd.	304,755	13,134
	Divi's Laboratories Ltd.	826,565	13,079
	Tata Steel Ltd.	2,456,951	12,982
	Rajesh Exports Ltd.	1,452,538	12,929
	Mahindra & Mahindra Financial Services Ltd.	2,846,961	12,855
	Havells India Ltd.	2,552,852	12,752
	Motherson Sumi Systems Ltd.	3,351,658	12,716
	Cadila Healthcare Ltd.	2,540,280	12,522
	Hindalco Industries Ltd.	8,525,543	12,366
	NMDC Ltd.	8,386,951	12,027
	GlaxoSmithKline Pharmaceuticals Ltd.	212,530	11,949
	Oracle Financial Services Software Ltd.	219,610	11,929
	Bharat Heavy Electricals Ltd.	6,279,988	11,839
	Bank of Baroda	4,933,634	11,710
	Bharat Forge Ltd.	970,747	11,659
	Pidilite Industries Ltd.	1,272,905	11,547
	Bajaj Finserv Ltd.	405,025	11,434
	Reliance Infrastructure Ltd.	1,355,050	10,961
	Hindustan Petroleum Corp. Ltd.	865,417	10,865
	Bharat Electronics Ltd.	599,504	10,659
	Tata Power Co. Ltd.	9,923,453	10,507
	ACC Ltd.	477,836	10,378
	Cairn India Ltd.	4,737,620	10,347
	ABB India Ltd.	527,409	10,300
	Page Industries Ltd.	51,418	9,740
	Rural Electrification Corp. Ltd.	3,616,544	9,699
	GlaxoSmithKline Consumer Healthcare Ltd.	107,287	9,529
	Cummins India Ltd.	708,294	9,421

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Reliance Communications Ltd.	11,056,889	9,327
	Torrent Pharmaceuticals Ltd.	426,350	9,187
	Power Finance Corp. Ltd.	3,373,506	9,106
	Grasim Industries Ltd.	144,024	8,865
*	SKS Microfinance Ltd.	973,708	8,842
	Colgate-Palmolive India Ltd.	682,136	8,643
	DLF Ltd.	4,373,195	8,504
	Emami Ltd.	557,768	8,463
	United Breweries Ltd.	714,016	8,193
	Vakrangee Ltd.	2,723,856	8,112
	Reliance Capital Ltd.	1,329,533	8,080
	Steel Authority of India Ltd.	10,604,410	7,566
	Castrol India Ltd.	1,257,463	7,502
	Strides Shasun Ltd.	456,122	7,419
	Petronet LNG Ltd.	1,848,156	7,324
	Max Financial Services Ltd.	1,324,913	7,277
	CRISIL Ltd.	247,108	7,262
	Hindustan Zinc Ltd.	2,725,344	7,065
	Info Edge India Ltd.	610,070	6,904
	Berger Paints India Ltd.	1,714,772	6,647
*,2	InterGlobe Aviation Ltd.	401,911	6,505
*	Crompton Greaves Consumer Electricals Ltd.	4,167,999	6,428
	Just Dial Ltd.	505,401	6,426
	Mphasis Ltd.	873,579	6,420
	Federal Bank Ltd.	9,125,719	6,298
	Oil India Ltd.	1,238,108	6,188
*	Indian Hotels Co. Ltd.	3,861,802	6,120
*	IDFC Bank Ltd.	8,488,074	6,091
*	Welspun India Ltd.	4,022,510	6,049
*	Suzlon Energy Ltd.	26,661,975	5,992
	Jubilant Foodworks Ltd.	343,005	5,968
	Amara Raja Batteries Ltd.	413,729	5,954
	TVS Motor Co. Ltd.	1,221,209	5,874
*	Gujarat Pipavav Port Ltd.	2,268,082	5,819
	Bajaj Holdings & Investment Ltd.	268,358	5,813
	Arvind Ltd.	1,387,810	5,789
	Apollo Tyres Ltd.	2,394,455	5,761
	AIA Engineering Ltd.	372,416	5,560
	Dewan Housing Finance Corp. Ltd.	1,863,350	5,552
	Punjab National Bank	4,245,121	5,548
	MRF Ltd.	10,867	5,527
*	Blue Dart Express Ltd.	63,521	5,431
	Cyient Ltd.	772,503	5,341
	PI Industries Ltd.	550,231	5,320
	CESC Ltd.	652,736	5,284
	Kajaria Ceramics Ltd.	334,110	5,281
	Sundaram Finance Ltd.	267,703	5,163
	Bayer CropScience Ltd.	85,715	5,159
	Infosys Ltd. ADR	273,400	5,140
	Ajanta Pharma Ltd.	225,092	5,131
	Gillette India Ltd.	80,614	5,080
	NHPC Ltd.	16,008,277	4,978
*	Wockhardt Ltd.	332,764	4,960
	L&T Finance Holdings Ltd.	4,532,543	4,888
	Exide Industries Ltd.	2,180,301	4,830
	NCC Ltd.	4,116,218	4,823
	Sun TV Network Ltd.	833,341	4,672
	Alembic Pharmaceuticals Ltd.	498,825	4,518
	IRB Infrastructure Developers Ltd.	1,395,388	4,483
	Biocon Ltd.	502,881	4,434
	Jubilant Life Sciences Ltd.	735,805	4,420
	Persistent Systems Ltd.	391,175	4,373
	Torrent Power Ltd.	1,237,319	4,364
	Voltas Ltd.	985,820	4,355

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Reliance Power Ltd.	5,604,707	4,286
*	Adani Power Ltd.	8,853,507	4,256
	Tata Communications Ltd.	679,431	4,227
	Balkrishna Industries Ltd.	419,289	4,202
	Hexaware Technologies Ltd.	1,154,548	4,181
*	Natco Pharma Ltd.	563,223	4,151
	Aditya Birla Nuvo Ltd.	316,369	4,075
	JSW Energy Ltd.	4,009,284	4,062
	WABCO India Ltd.	46,452	4,058
*	GMR Infrastructure Ltd.	21,399,113	4,053
*	Kansai Nerolac Paints Ltd.	931,471	4,005
	IDBI Bank Ltd.	3,830,907	4,000
	Tata Global Beverages Ltd.	2,198,548	3,971
*	Jindal Steel & Power Ltd.	3,746,430	3,934
	Adani Enterprises Ltd.	2,998,373	3,903
	IDFC Ltd.	5,774,703	3,874
	Ramco Cements Ltd.	569,501	3,859
*	Sun Pharma Advanced Research Co. Ltd.	853,937	3,851
	eClerx Services Ltd.	191,891	3,818
	Sintex Industries Ltd.	3,051,596	3,807
*	Housing Development & Infrastructure Ltd.	2,872,496	3,713
	Thermax Ltd.	318,907	3,707
	Godrej Industries Ltd.	700,548	3,679
	KPIT Technologies Ltd.	1,528,961	3,678
	Canara Bank	1,173,853	3,636
*	Crompton Greaves Ltd.	4,167,999	3,615
	GRUH Finance Ltd.	932,221	3,609
	Oberoi Realty Ltd.	854,443	3,597
	Alstom T&D India Ltd.	625,471	3,581
*	Whirlpool of India Ltd.	318,192	3,580
	Karur Vysya Bank Ltd.	489,932	3,548
	Supreme Industries Ltd.	294,411	3,547
	National Aluminium Co. Ltd.	5,058,166	3,514
	Redington India Ltd.	2,134,662	3,489
*	Abbott India Ltd.	50,001	3,481
*	Dish TV India Ltd.	2,514,292	3,423
	Sanofi India Ltd.	50,686	3,361
	KRBL Ltd.	978,974	3,342
	Sadbhav Engineering Ltd.	833,541	3,313
	Credit Analysis & Research Ltd.	215,086	3,278
	Bajaj Corp. Ltd.	554,303	3,231
	Symphony Ltd.	86,142	3,099
	Ceat Ltd.	186,861	3,086
	Indraprastha Gas Ltd.	357,708	3,086
*	Fortis Healthcare Ltd.	1,160,015	3,057
	IFCI Ltd.	7,810,207	2,996
	Repco Home Finance Ltd.	304,243	2,929
2	Syngene International Ltd.	492,750	2,882
	Gateway Distriparks Ltd.	686,662	2,879
	Gujarat State Petronet Ltd.	1,379,183	2,855
	Tube Investments of India Ltd.	461,349	2,848
	Prestige Estates Projects Ltd.	1,120,766	2,844
	Pfizer Ltd.	107,525	2,815
	Muthoot Finance Ltd.	914,636	2,795
	Century Textiles & Industries Ltd.	281,219	2,698
	Gujarat Gas Ltd.	332,174	2,672
	Cox & Kings Ltd.	939,048	2,643
*	Balrampur Chini Mills Ltd.	1,639,626	2,638
	Jain Irrigation Systems Ltd.	2,792,887	2,567
	Bank of India	1,829,132	2,544
*	Bajaj Hindusthan Sugar Ltd.	8,474,609	2,532
	Union Bank of India	1,314,422	2,516
	State Bank of India GDR	88,502	2,500
*	TV18 Broadcast Ltd.	4,223,758	2,464

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Mahindra CIE Automotive Ltd.	796,535	2,373
*	Indiabulls Real Estate Ltd.	2,336,865	2,372
	Coromandel International Ltd.	700,766	2,370
	Great Eastern Shipping Co. Ltd.	478,722	2,367
	Tata Chemicals Ltd.	383,577	2,340
	Ipca Laboratories Ltd.	299,896	2,247
	Engineers India Ltd.	827,780	2,232
	Welspun Corp. Ltd.	1,301,814	2,169
	VA Tech Wabag Ltd.	250,624	2,166
*	Jet Airways India Ltd.	232,291	2,155
	HDFC Bank Ltd. ADR	34,029	2,139
	Gujarat Fluorochemicals Ltd.	245,658	2,056
*	Tata Motors Ltd. ADR	67,417	2,048
	Srei Infrastructure Finance Ltd.	2,279,583	2,034
	Jammu & Kashmir Bank Ltd.	1,959,380	2,028
*	Mangalore Refinery & Petrochemicals Ltd.	1,991,883	2,027
	Edelweiss Financial Services Ltd.	2,271,948	1,983
	Future Retail Ltd.	889,040	1,931
	Central Bank of India	1,530,970	1,890
	South Indian Bank Ltd.	6,788,992	1,865
*	RattanIndia Power Ltd.	12,500,481	1,854
*	India Cements Ltd.	1,343,600	1,804
	Sobha Ltd.	404,916	1,789
	PTC India Ltd.	1,709,221	1,667
	Kaveri Seed Co. Ltd.	275,765	1,639
*	Indian Overseas Bank	3,370,144	1,589
	Indian Bank	1,057,467	1,552
	Multi Commodity Exchange of India Ltd.	112,863	1,494
	Alstom India Ltd.	153,620	1,466
	Syndicate Bank	1,394,420	1,461
*	Marksans Pharma Ltd.	2,058,913	1,418
	Karnataka Bank Ltd.	832,426	1,400
*	DEN Networks Ltd.	1,046,362	1,368
	Andhra Bank	1,640,375	1,363
*	Unitech Ltd.	18,512,416	1,321
*	Hindustan Construction Co. Ltd.	4,177,864	1,312
	McLeod Russel India Ltd.	448,439	1,283
*	Jaiprakash Associates Ltd.	11,299,772	1,274
	Videocon Industries Ltd.	780,339	1,256
*	Shipping Corp. of India Ltd.	1,165,221	1,225
	Allahabad Bank	1,398,237	1,225
	Corp Bank	1,927,126	1,120
	Rolta India Ltd.	936,910	1,093
*	Max Ventures & Industries Ltd.	259,187	1,028
	UCO Bank	1,710,924	1,024
	Polaris Consulting & Services Ltd.	337,792	988
*	Reliance Defence and Engineering Ltd.	958,685	939
	Jindal Saw Ltd.	1,429,933	921
*	Shree Renuka Sugars Ltd.	4,414,308	889
*	Punj Lloyd Ltd.	2,352,333	833
	Raymond Ltd.	124,727	793
	Oriental Bank of Commerce	549,217	751
	Chambal Fertilizers and Chemicals Ltd.	817,973	750
*	Amtek Auto Ltd.	1,209,979	723
	Vijaya Bank	1,499,402	715
	Gujarat State Fertilizers & Chemicals Ltd.	604,857	677
	Radico Khaitan Ltd.	494,183	657
	Gujarat Mineral Development Corp. Ltd.	586,749	613
*	Arvind Infrastructure Ltd.	93,671	126
	Vedanta Ltd. ADR	16,320	102
*	Nagarjuna Fertilizers & Chemicals Ltd.	312,129	53
	Jain Irrigation Systems Ltd. DVR	32,150	19
*	Chennai Super Kings Cricket Ltd.	951,110	—
			4,531,284

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
Indonesia (0.5%)
*	Telekomunikasi Indonesia Persero Tbk PT	528,202,600	141,713
	Bank Central Asia Tbk PT	128,633,600	126,948
	Astra International Tbk PT	210,272,500	106,704
	Bank Rakyat Indonesia Persero Tbk PT	112,832,900	88,177
	Bank Mandiri Persero Tbk PT	97,533,724	70,900
	Unilever Indonesia Tbk PT	11,955,800	38,507
	Bank Negara Indonesia Persero Tbk PT	78,429,595	27,155
	Gudang Garam Tbk PT	4,800,500	25,157
	Indofood Sukses Makmur Tbk PT	45,936,500	24,691
*	Semen Indonesia Persero Tbk PT	30,901,100	23,098
	Perusahaan Gas Negara Persero Tbk	112,267,100	22,185
	Charoen Pokphand Indonesia Tbk PT	76,915,858	21,580
	Kalbe Farma Tbk PT	203,029,710	21,111
	Indocement Tunggal Prakarsa Tbk PT	13,806,500	20,567
	United Tractors Tbk PT	15,986,530	18,097
	Lippo Karawaci Tbk PT	199,418,700	15,322
	Surya Citra Media Tbk PT	59,442,800	14,362
	Indofood CBP Sukses Makmur Tbk PT	12,168,900	14,068
	Summarecon Agung Tbk PT	113,020,000	13,334
	Bumi Serpong Damai Tbk PT	82,270,800	11,485
	Ciputra Development Tbk PT	112,023,454	10,536
	Pakuwon Jati Tbk PT	247,875,034	9,821
*	Tower Bersama Infrastructure Tbk PT	20,490,800	9,181
	Media Nusantara Citra Tbk PT	51,585,112	9,142
	Jasa Marga Persero Tbk PT	21,598,100	8,900
*	XL Axiata Tbk PT	31,081,423	8,283
*	Bank Danamon Indonesia Tbk PT	33,111,809	8,249
	AKR Corporindo Tbk PT	16,481,700	8,096
	Adaro Energy Tbk PT	138,314,959	7,624
	Waskita Karya Persero Tbk PT	41,917,167	7,426
	Global Mediacom Tbk PT	73,108,218	6,407
	Ace Hardware Indonesia Tbk PT	73,136,300	5,117
*	Aneka Tambang Persero Tbk PT	87,319,327	5,023
	Bank Tabungan Negara Persero Tbk PT	37,542,597	4,993
	Tambang Batubara Bukit Asam Persero Tbk PT	8,881,200	4,724
*	Wijaya Karya Persero Tbk PT	22,862,900	4,580
*	Astra Agro Lestari Tbk PT	3,598,800	4,384
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	30,770,400	3,566
	Alam Sutera Realty Tbk PT	116,569,300	3,486
	Link Net Tbk PT	10,782,300	3,439
	Matahari Putra Prima Tbk PT	28,202,400	3,145
*	Vale Indonesia Tbk PT	20,394,998	2,865
*	Eagle High Plantations Tbk PT	128,077,500	2,746
*	Mitra Adiperkasa Tbk PT	7,694,200	2,445
	Indo Tambangraya Megah Tbk PT	4,135,900	2,441
*	Panin Financial Tbk PT	173,576,400	2,375
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	30,893,400	2,197
*	Lippo Cikarang Tbk PT	3,891,500	2,155
	Intiland Development Tbk PT	55,080,300	2,126
	Surya Semesta Internusa Tbk PT	40,525,900	2,113
*	Medco Energi Internasional Tbk PT	15,304,800	1,939
	Timah Persero Tbk PT	30,864,387	1,806
*	Krakatau Steel Persero Tbk PT	37,795,000	1,802
	Wijaya Karya Beton Tbk PT	23,111,505	1,686
	BISI International Tbk PT	13,155,800	1,656
*	Sigmagold Inti Perkasa Tbk PT	51,695,900	1,638
*	Agung Podomoro Land Tbk PT	83,763,100	1,611
	Siloam International Hospitals Tbk PT	2,409,100	1,543
	Ramayana Lestari Sentosa Tbk PT	28,963,300	1,536
*	Energi Mega Persada Tbk PT	364,463,432	1,381
	Holcim Indonesia Tbk PT	16,030,700	1,256
*	Bakrie and Brothers Tbk PT	274,678,500	1,041
	Salim Ivomas Pratama Tbk PT	27,000,900	993

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Bekasi Fajar Industrial Estate Tbk PT	42,592,500	908
	Sampoerna Agro PT	4,713,700	711
	Gajah Tunggal Tbk PT	11,679,600	702
*	Bumi Resources Tbk PT	154,029,200	584
*	Berlian Laju Tanker Tbk PT	25,926,000	385
*	Bakrie Telecom Tbk PT	94,762,000	359
*	Darma Henwa Tbk PT	41,394,000	157
			1,026,440
Ireland (0.3%)
	Kerry Group plc Class A	1,527,033	136,170
*	Bank of Ireland	288,502,878	87,612
	Smurfit Kappa Group plc	2,451,001	65,058
	Ryanair Holdings plc ADR	749,409	60,665
	Kingspan Group plc	1,847,110	48,679
	Glanbia plc	1,828,512	34,514
	C&C Group plc	3,551,507	15,994
	Green REIT plc	6,958,160	11,477
*	Ryanair Holdings plc	695,654	10,546
	Hibernia REIT plc	6,993,475	10,334
	Irish Continental Group plc	1,627,114	9,609
	Origin Enterprises plc	1,266,921	8,914
*	Permanent TSB Group Holdings plc	1,183,540	3,711
*	Irish Bank Resolution Corp. Ltd.	698,992	—
			503,283
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	10,312,232	566,482
	Bank Hapoalim BM	10,414,304	53,647
*	Bank Leumi Le-Israel BM	12,974,853	48,219
	Bezeq The Israeli Telecommunication Corp. Ltd.	21,234,315	44,750
	NICE-Systems Ltd.	560,468	35,967
	Elbit Systems Ltd.	249,638	25,039
	Israel Chemicals Ltd.	4,656,105	23,197
	Frutarom Industries Ltd.	380,781	19,800
*	Israel Discount Bank Ltd. Class A	11,148,008	18,605
	Teva Pharmaceutical Industries Ltd. ADR	316,826	17,251
	Azrieli Group Ltd.	374,098	14,986
	Mizrahi Tefahot Bank Ltd.	1,209,949	14,073
	Gazit-Globe Ltd.	983,276	9,188
	Delek Group Ltd.	49,872	8,766
*	Tower Semiconductor Ltd.	718,493	8,373
	Alony Hetz Properties & Investments Ltd.	953,994	7,835
	Paz Oil Co. Ltd.	50,006	7,815
	First International Bank Of Israel Ltd.	472,086	5,981
*	Airport City Ltd.	605,586	5,927
	Melisron Ltd.	142,027	5,515
	Strauss Group Ltd.	335,673	5,384
*	Partner Communications Co. Ltd.	972,359	5,034
	Israel Corp. Ltd.	24,245	4,946
	Reit 1 Ltd.	1,692,448	4,940
	Harel Insurance Investments & Financial Services Ltd.	1,159,530	4,560
	Shikun & Binui Ltd.	2,163,616	4,150
*	Oil Refineries Ltd.	11,117,719	4,041
	Amot Investments Ltd.	1,073,941	3,898
*	Jerusalem Oil Exploration	84,939	3,565
*	Cellcom Israel Ltd. (Registered)	468,154	3,491
	Ituran Location and Control Ltd.	156,215	3,325
*	Compugen Ltd.	482,358	3,312
	B Communications Ltd.	110,193	3,015
*	Nova Measuring Instruments Ltd.	267,110	2,939
	Delek Automotive Systems Ltd.	301,467	2,809
*	Delek Energy Systems Ltd.	6,150	2,806
*	Mazor Robotics Ltd.	446,678	2,738
	IDI Insurance Co. Ltd.	51,224	2,674
	Delta-Galil Industries Ltd.	95,849	2,643

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Clal Insurance Enterprises Holdings Ltd.	212,302	2,623
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	58,760	2,409
*	Menora Mivtachim Holdings Ltd.	270,512	2,356
	Shufersal Ltd.	635,239	2,154
*	Phoenix Holdings Ltd.	756,459	1,968
	Electra Ltd.	13,803	1,816
*	Evogene Ltd.	239,973	1,767
	Africa Israel Properties Ltd.	117,805	1,691
*	Migdal Insurance & Financial Holding Ltd.	2,150,309	1,582
*	Gilat Satellite Networks Ltd.	352,449	1,545
*	Kenon Holdings Ltd.	171,920	1,524
*	Silicom Ltd.	53,002	1,463
*	Allot Communications Ltd.	277,554	1,445
	Norstar Holdings Inc.	84,433	1,406
*	Naphtha Israel Petroleum Corp. Ltd.	267,270	1,364
*	AudioCodes Ltd.	285,153	1,213
	Property & Building Corp. Ltd.	11,550	878
*	Kamada Ltd.	214,755	840
*	Jerusalem Economy Ltd.	470,236	825
*	Cellcom Israel Ltd.	96,644	724
*	Africa Israel Investments Ltd.	1,404,537	595
*	Ceragon Networks Ltd.	458,454	534
			1,044,408
Italy (1.8%)
	Eni SPA	25,807,600	421,619
	Enel SPA	79,821,458	362,776
	Intesa Sanpaolo SPA (Registered)	126,162,691	350,709
	Assicurazioni Generali SPA	13,196,911	201,776
^	UniCredit SPA	51,243,600	198,724
	Snam SPA	25,657,419	156,906
	Atlantia SPA	4,992,623	139,168
	Luxottica Group SPA	1,839,357	100,374
*	Telecom Italia SPA (Registered)	102,614,030	100,200
	Terna Rete Elettrica Nazionale SPA	14,938,522	84,377
^	CNH Industrial NV	9,638,797	74,102
	Fiat Chrysler Automobiles NV	9,176,311	73,876
	Tenaris SA	4,679,621	63,281
*	Ferrari NV	1,388,714	62,763
*	Finmeccanica SPA	4,017,714	50,933
	Prysmian SPA	2,146,807	50,791
	Telecom Italia SPA (Bearer)	63,258,118	49,757
	Mediobanca SPA	5,838,050	48,091
	EXOR SPA	1,081,703	40,741
	Unione di Banche Italiane SPA	9,015,731	38,322
	Banca Popolare di Milano Scarl	46,341,503	35,267
	Mediaset SPA	7,800,863	35,242
*	Saipem SPA	62,474,073	30,019
	Banca Popolare dell'Emilia Romagna SC	5,027,350	29,478
	Davide Campari-Milano SPA	2,940,505	28,445
	Azimut Holding SPA	1,098,371	27,725
	Recordati SPA	1,077,966	27,430
	Banco Popolare SC	3,754,852	26,588
	UnipolSai SPA	11,148,336	26,088
	Intesa Sanpaolo SPA	9,864,881	25,986
	Italcementi SPA	2,021,224	23,985
	A2A SPA	16,158,464	23,096
	Moncler SPA	1,387,955	22,560
	Banca Mediolanum SPA	2,684,155	22,133
	Unipol Gruppo Finanziario SPA	5,142,368	22,078
	Hera SPA	6,914,028	20,825
^	Banca Monte dei Paschi di Siena SPA	25,200,453	20,428
*	Yoox Net-A-Porter Group SPA	623,334	18,289
	FinecoBank Banca Fineco SPA	2,241,109	18,054
	Banca Popolare di Sondrio SCARL	4,736,149	17,715

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Banca Generali SPA	594,667	17,696
	Brembo SPA	316,616	17,035
	Cerved Information Solutions SPA	2,024,959	16,325
2	Anima Holding SPA	2,215,933	15,738
	Buzzi Unicem SPA	762,682	14,487
	DiaSorin SPA	242,149	14,155
	De' Longhi SPA	603,129	13,924
	Interpump Group SPA	906,396	13,080
*,2	Infrastrutture Wireless Italiane SPA	2,483,657	12,753
^	Salvatore Ferragamo SPA	497,339	11,528
^	Ansaldo STS SPA	935,183	11,353
*	Autogrill SPA	1,329,989	11,287
	Ei Towers SPA	178,466	10,477
	Societa Cattolica di Assicurazioni SCRL	1,499,220	10,437
^	Tod's SPA	142,003	9,838
	Salini Impregilo SPA	2,066,925	9,065
	Parmalat SPA	3,222,294	8,987
*	Credito Valtellinese SC	11,407,754	8,933
^	Industria Macchine Automatiche SPA	148,951	8,694
	Iren SPA	4,680,023	8,666
	Beni Stabili SpA SIIQ	11,349,837	8,427
	Amplifon SPA	893,850	8,231
	Societa Iniziative Autostradali e Servizi SPA	759,236	7,941
	ACEA SPA	509,834	7,499
	MARR SPA	345,626	7,041
*,2	OVS SPA	1,055,824	6,911
	Danieli & C Officine Meccaniche SPA RSP	424,635	6,909
	ERG SPA	499,724	6,515
*,^	Saras SPA	3,686,590	6,439
	Reply SPA	44,022	6,269
	Banca IFIS SPA	215,985	6,191
^	Banca Carige SPA	7,413,753	6,082
	Credito Emiliano SPA	804,344	5,819
^	Brunello Cucinelli SPA	287,938	5,654
	Italmobiliare SPA RSP	173,821	5,609
2	RAI Way SPA	983,497	4,953
	ASTM SPA	365,556	4,810
	Buzzi Unicem SPA-RSP	400,743	4,547
*	CIR-Compagnie Industriali Riunite SPA	3,461,772	4,317
^	Piaggio & C SPA	1,803,446	4,008
	Tenaris SA ADR	139,938	3,788
	Immobiliare Grande Distribuzione SIIQ SPA	3,780,755	3,442
	Datalogic SPA	166,450	3,032
	Cementir Holding SPA	574,114	3,031
*,^	Geox SPA	894,676	2,895
	Italmobiliare SPA	65,124	2,838
^	Danieli & C Officine Meccaniche SPA	119,698	2,627
*,^	Safilo Group SPA	296,352	2,619
	Esprinet SPA	294,991	2,580
^	Astaldi SPA	525,298	2,579
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	3,673,335	2,371
*,^	Fincantieri SPA	5,012,443	2,070
^	Zignago Vetro SPA	293,725	1,947
*,^	Gruppo Editoriale L'Espresso SPA	1,725,223	1,848
*	Cofide SPA	2,820,809	1,371
*	Arnoldo Mondadori Editore SPA	1,192,987	1,363
^	Trevi Finanziaria Industriale SPA	800,928	1,294
	Falck Renewables SPA	1,114,321	1,239
	DeA Capital SPA	821,732	1,229
*,^	Juventus Football Club SPA	3,529,556	1,035
*	Gemina SPA CVR	2,837,088	42
			3,584,587
Japan (16.7%)
	Toyota Motor Corp.	28,863,980	1,463,108

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Mitsubishi UFJ Financial Group Inc.	145,686,350	672,316
KDDI Corp.	19,682,998	566,983
SoftBank Group Corp.	9,714,333	522,345
Honda Motor Co. Ltd.	18,786,690	506,974
Japan Tobacco Inc.	10,880,464	444,553
Sumitomo Mitsui Financial Group Inc.	13,607,925	409,486
Mizuho Financial Group Inc.	259,358,886	388,756
Takeda Pharmaceutical Co. Ltd.	8,109,171	387,309
East Japan Railway Co.	3,977,400	349,916
NTT DOCOMO Inc.	14,237,631	341,475
Seven & i Holdings Co. Ltd.	8,173,509	333,499
Central Japan Railway Co.	1,896,214	332,171
Sony Corp.	13,164,637	318,869
Canon Inc.	10,987,127	307,230
FANUC Corp.	2,052,189	303,154
Astellas Pharma Inc.	22,306,355	300,748
Kao Corp.	5,251,455	290,495
Keyence Corp.	477,964	286,488
Murata Manufacturing Co. Ltd.	1,984,192	258,761
Mitsubishi Estate Co. Ltd.	13,241,490	251,623
Bridgestone Corp.	6,728,553	247,661
Mitsubishi Corp.	14,434,199	242,619
Mitsui Fudosan Co. Ltd.	9,928,720	242,483
Shin-Etsu Chemical Co. Ltd.	4,317,321	241,808
Tokio Marine Holdings Inc.	7,352,931	240,606
Nissan Motor Co. Ltd.	26,350,288	233,833
Hitachi Ltd.	48,625,803	222,814
Daikin Industries Ltd.	2,797,969	222,100
Mitsubishi Electric Corp.	20,727,584	220,281
Mitsui & Co. Ltd.	17,865,302	218,229
Nippon Telegraph & Telephone Corp.	4,854,824	217,255
Fuji Heavy Industries Ltd.	6,565,342	215,573
Ono Pharmaceutical Co. Ltd.	4,773,180	215,069
Denso Corp.	5,274,407	200,486
Panasonic Corp.	22,277,855	198,676
ORIX Corp.	13,753,049	194,536
ITOCHU Corp.	15,088,119	191,749
Nidec Corp.	2,535,150	185,761
Daiwa House Industry Co. Ltd.	6,778,263	181,093
Nippon Steel & Sumitomo Metal Corp.	8,594,113	178,824
FUJIFILM Holdings Corp.	4,235,961	173,879
Eisai Co. Ltd.	2,782,257	172,221
Kubota Corp.	11,776,199	171,542
Komatsu Ltd.	9,867,613	169,475
Daiichi Sankyo Co. Ltd.	7,076,242	166,769
Kyocera Corp.	3,275,253	162,519
Hoya Corp.	4,216,777	161,478
Shionogi & Co. Ltd.	3,102,623	158,365
Secom Co. Ltd.	2,036,849	156,522
Nintendo Co. Ltd.	1,131,565	153,215
Otsuka Holdings Co. Ltd.	3,917,621	152,727
Nomura Holdings Inc.	35,778,370	152,014
SMC Corp.	612,699	149,413
MS&AD Insurance Group Holdings Inc.	5,406,085	142,783
Dai-ichi Life Insurance Co. Ltd.	11,849,870	142,432
Oriental Land Co. Ltd.	2,029,783	140,949
Fast Retailing Co. Ltd.	533,294	140,418
Toray Industries Inc.	15,892,436	132,746
Sumitomo Realty & Development Co. Ltd.	4,544,531	132,138
Olympus Corp.	3,380,111	131,678
Terumo Corp.	3,391,406	128,925
Kirin Holdings Co. Ltd.	8,804,664	126,988
Asahi Group Holdings Ltd.	3,988,116	126,571
Ajinomoto Co. Inc.	5,441,318	125,424

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Sumitomo Corp.	11,817,724	124,940
	Sumitomo Mitsui Trust Holdings Inc.	39,674,393	121,954
	Mitsubishi Heavy Industries Ltd.	33,574,679	119,345
	Dentsu Inc.	2,328,548	118,311
	Shimano Inc.	824,607	118,308
	Suzuki Motor Corp.	4,294,833	117,694
	West Japan Railway Co.	1,923,556	116,118
	MEIJI Holdings Co. Ltd.	1,433,890	110,498
	Daito Trust Construction Co. Ltd.	774,995	109,609
	Aeon Co. Ltd.	7,283,285	109,143
	JX Holdings Inc.	25,367,706	109,028
	Tokyo Electron Ltd.	1,635,430	108,089
	Tokyo Gas Co. Ltd.	24,338,268	107,421
	Sekisui House Ltd.	6,163,487	107,019
	Daiwa Securities Group Inc.	17,935,282	104,452
	Sompo Japan Nipponkoa Holdings Inc.	3,948,430	103,670
	Tokyu Corp.	11,887,959	103,032
	Chubu Electric Power Co. Inc.	7,425,860	97,815
	Sumitomo Electric Industries Ltd.	8,048,752	96,824
	Rakuten Inc.	8,793,175	95,594
	Asahi Kasei Corp.	13,945,330	95,416
	Sysmex Corp.	1,503,118	94,004
	Marubeni Corp.	17,499,184	92,890
	Shiseido Co. Ltd.	4,110,293	91,415
	Mazda Motor Corp.	5,955,465	90,739
	Nitto Denko Corp.	1,649,791	88,875
*	Tokyo Electric Power Co. Holdings Inc.	16,294,380	87,271
	Japan Exchange Group Inc.	5,747,820	85,604
	Recruit Holdings Co. Ltd.	2,757,686	85,202
*,^	Toshiba Corp.	39,959,759	84,513
	Hankyu Hanshin Holdings Inc.	13,216,165	83,771
	Resona Holdings Inc.	22,949,351	81,132
	Makita Corp.	1,278,537	80,654
	Aisin Seiki Co. Ltd.	2,035,798	79,111
	Taisei Corp.	11,435,645	78,054
	Kintetsu Group Holdings Co. Ltd.	18,934,581	77,869
	Yamato Holdings Co. Ltd.	3,852,451	77,699
	Chugai Pharmaceutical Co. Ltd.	2,281,431	76,886
	Inpex Corp.	9,632,504	76,577
	JFE Holdings Inc.	5,390,652	75,649
	Osaka Gas Co. Ltd.	20,731,196	74,740
	Toyota Industries Corp.	1,718,492	74,562
	Unicharm Corp.	3,581,310	74,030
	TDK Corp.	1,253,871	73,369
	Ricoh Co. Ltd.	7,148,249	72,847
	Nitori Holdings Co. Ltd.	776,057	72,188
	Mitsubishi Chemical Holdings Corp.	13,787,372	71,950
	Sumitomo Chemical Co. Ltd.	15,893,691	71,837
	Obayashi Corp.	7,115,964	69,739
	Odakyu Electric Railway Co. Ltd.	6,410,055	69,610
	NTT Data Corp.	1,324,870	68,974
*	Kansai Electric Power Co. Inc.	7,673,177	67,579
	NEC Corp.	27,340,112	66,540
	Omron Corp.	2,078,185	65,955
	Fujitsu Ltd.	18,607,441	65,016
	Tohoku Electric Power Co. Inc.	5,014,469	64,110
	Japan Post Holdings Co. Ltd.	4,731,269	63,743
	Isuzu Motors Ltd.	5,945,993	63,624
	T&D Holdings Inc.	6,576,436	62,953
*	Concordia Financial Group Ltd.	12,802,361	61,653
	Yahoo Japan Corp.	13,758,746	61,549
	Dai Nippon Printing Co. Ltd.	6,468,011	60,660
	Santen Pharmaceutical Co. Ltd.	4,175,585	59,843
	Asahi Glass Co. Ltd.	10,041,685	58,809

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Kikkoman Corp.	1,845,075	58,791
NGK Insulators Ltd.	2,823,883	57,993
Suntory Beverage & Food Ltd.	1,325,556	57,903
LIXIL Group Corp.	2,737,988	57,329
Electric Power Development Co. Ltd.	1,881,321	56,699
Sumitomo Metal Mining Co. Ltd.	4,967,630	56,047
Ryohin Keikaku Co. Ltd.	249,723	55,629
Kajima Corp.	8,808,058	54,717
Tobu Railway Co. Ltd.	10,602,470	54,338
^ Nikon Corp.	3,702,055	53,966
Toyota Tsusho Corp.	2,359,762	53,412
Lawson Inc.	689,632	53,380
Shimizu Corp.	5,925,154	53,106
Yakult Honsha Co. Ltd.	1,071,173	53,099
Keio Corp.	6,020,421	53,028
Japan Post Bank Co. Ltd.	4,311,523	52,640
Koito Manufacturing Co. Ltd.	1,194,851	51,766
Yamaha Corp.	1,800,810	51,683
M3 Inc.	1,904,591	51,379
TOTO Ltd.	1,497,876	50,793
Nippon Paint Holdings Co. Ltd.	1,886,899	49,544
Seibu Holdings Inc.	2,344,442	49,460
Kyushu Electric Power Co. Inc.	4,894,164	49,121
Sekisui Chemical Co. Ltd.	3,891,905	48,641
Seiko Epson Corp.	2,959,966	48,505
Nagoya Railroad Co. Ltd.	9,538,179	48,105
Kyowa Hakko Kirin Co. Ltd.	2,696,680	47,942
Yamaha Motor Co. Ltd.	2,922,279	47,833
Keikyu Corp.	5,196,061	47,035
Kuraray Co. Ltd.	3,687,059	46,745
Toppan Printing Co. Ltd.	5,429,803	46,427
^ Casio Computer Co. Ltd.	2,412,739	45,907
NH Foods Ltd.	2,058,604	45,885
Nisshin Seifun Group Inc.	2,782,010	45,545
Bandai Namco Holdings Inc.	2,053,261	43,712
Aozora Bank Ltd.	12,265,512	43,518
Don Quijote Holdings Co. Ltd.	1,218,898	43,363
NSK Ltd.	4,889,963	42,679
Shimadzu Corp.	2,830,991	42,373
Kawasaki Heavy Industries Ltd.	15,055,164	42,224
Shizuoka Bank Ltd.	5,654,494	41,909
Mitsubishi Tanabe Pharma Corp.	2,346,485	41,778
Mitsubishi Materials Corp.	13,162,925	41,750
Chugoku Electric Power Co. Inc.	3,204,966	41,596
Konica Minolta Inc.	4,742,562	40,936
Trend Micro Inc.	1,075,754	40,797
Hirose Electric Co. Ltd.	336,348	40,680
NGK Spark Plug Co. Ltd.	2,037,827	40,641
Keisei Electric Railway Co. Ltd.	2,950,789	40,597
Isetan Mitsukoshi Holdings Ltd.	3,801,613	40,342
Rohm Co. Ltd.	924,952	40,028
Nissan Chemical Industries Ltd.	1,498,327	40,017
Taisho Pharmaceutical Holdings Co. Ltd.	482,259	39,611
Daicel Corp.	3,159,726	39,471
Sohgo Security Services Co. Ltd.	707,687	39,298
Keihan Holdings Co. Ltd.	5,380,266	39,012
Hamamatsu Photonics KK	1,401,567	38,951
MISUMI Group Inc.	2,810,257	38,809
JGC Corp.	2,271,261	38,736
Oji Holdings Corp.	9,222,483	37,872
Amada Holdings Co. Ltd.	3,727,594	37,449
Yamada Denki Co. Ltd.	7,433,996	37,425
Nomura Research Institute Ltd.	1,056,487	37,062
Tokyu Fudosan Holdings Corp.	5,439,612	36,982

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Marui Group Co. Ltd.	2,419,532	36,965
Hulic Co. Ltd.	3,702,844	36,854
Asics Corp.	1,850,293	36,646
Kansai Paint Co. Ltd.	2,095,223	36,645
USS Co. Ltd.	2,314,640	36,614
Obic Co. Ltd.	694,987	36,529
Alfresa Holdings Corp.	1,883,645	36,273
Nippon Express Co. Ltd.	7,919,137	36,138
Hisamitsu Pharmaceutical Co. Inc.	763,196	36,107
Tsuruha Holdings Inc.	376,275	36,091
Teijin Ltd.	10,047,628	35,973
Yamazaki Baking Co. Ltd.	1,513,826	35,837
Nissin Foods Holdings Co. Ltd.	765,194	35,523
Chiba Bank Ltd.	7,031,052	35,507
Suruga Bank Ltd.	1,824,336	35,472
Hoshizaki Electric Co. Ltd.	415,173	34,843
Rinnai Corp.	389,556	34,380
ANA Holdings Inc.	12,245,558	34,194
IHI Corp.	15,668,941	33,978
Toyo Suisan Kaisha Ltd.	954,748	33,720
FamilyMart Co. Ltd.	635,962	33,563
Toyo Seikan Group Holdings Ltd.	1,693,078	33,379
Nippon Yusen KK	16,945,969	33,198
Alps Electric Co. Ltd.	1,920,702	33,197
Taiheiyo Cement Corp.	12,507,811	33,096
Lion Corp.	2,680,730	32,984
Toho Gas Co. Ltd.	4,778,793	32,628
Yaskawa Electric Corp.	2,770,149	32,442
Stanley Electric Co. Ltd.	1,575,817	32,040
Konami Holdings Corp.	1,001,724	31,584
Mitsui Chemicals Inc.	9,481,929	31,447
J Front Retailing Co. Ltd.	2,603,981	31,284
Tosoh Corp.	6,813,488	31,143
Kewpie Corp.	1,192,387	31,126
Shimamura Co. Ltd.	228,594	30,859
Iida Group Holdings Co. Ltd.	1,652,213	30,857
Toho Co. Ltd. (Tokyo Shares 9602)	1,215,812	30,815
Credit Saison Co. Ltd.	1,673,155	30,766
Calbee Inc.	781,518	30,425
Japan Airlines Co. Ltd.	843,555	30,363
Park24 Co. Ltd.	1,078,672	30,233
Nankai Electric Railway Co. Ltd.	5,698,931	30,198
JTEKT Corp.	2,370,404	30,184
Kobe Steel Ltd.	31,427,389	30,177
Suzuken Co. Ltd.	876,101	30,022
Sotetsu Holdings Inc.	4,659,648	29,925
TonenGeneral Sekiyu KK	3,136,009	29,703
Pigeon Corp.	1,129,497	29,667
^ Daihatsu Motor Co. Ltd.	2,199,782	29,356
Seven Bank Ltd.	6,844,466	29,084
Kurita Water Industries Ltd.	1,187,961	28,566
Sumitomo Rubber Industries Ltd.	1,872,349	28,504
Kaneka Corp.	3,388,845	28,364
Hakuhodo DY Holdings Inc.	2,512,346	28,323
Tokyo Tatemono Co. Ltd.	2,140,423	28,261
Minebea Co. Ltd.	3,428,682	28,084
Mabuchi Motor Co. Ltd.	561,507	27,950
Kose Corp.	305,578	27,950
Brother Industries Ltd.	2,456,275	27,845
Ezaki Glico Co. Ltd.	538,531	27,510
Nabtesco Corp.	1,218,274	27,483
Yokogawa Electric Corp.	2,542,404	27,316
JSR Corp.	1,982,141	27,172
Hino Motors Ltd.	2,808,105	27,095

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Haseko Corp.	2,949,828	26,674
	Mitsubishi Motors Corp.	6,526,199	26,264
	Fukuoka Financial Group Inc.	7,659,848	26,185
	MediPal Holdings Corp.	1,652,648	26,147
	Kakaku.com Inc.	1,442,638	25,984
	Kobayashi Pharmaceutical Co. Ltd.	326,129	25,977
	Sojitz Corp.	12,971,040	25,919
	Otsuka Corp.	541,153	25,807
	Fuji Electric Co. Ltd.	6,040,898	25,705
	Sundrug Co. Ltd.	360,255	25,598
	Hokuriku Electric Power Co.	1,949,117	25,528
	Bank of Kyoto Ltd.	3,795,899	25,462
	Miraca Holdings Inc.	596,756	25,360
	Mitsui OSK Lines Ltd.	11,822,476	25,123
	AEON Financial Service Co. Ltd.	1,120,488	25,008
	Sumitomo Heavy Industries Ltd.	5,882,872	24,723
	Asahi Intecc Co. Ltd.	513,300	24,694
	Joyo Bank Ltd.	7,085,508	24,694
	Shinsei Bank Ltd.	17,604,951	24,675
	Nishi-Nippon Railroad Co. Ltd.	4,019,346	24,516
	Air Water Inc.	1,618,337	24,312
	Disco Corp.	284,957	24,217
	Nippon Shinyaku Co. Ltd.	532,266	24,041
	THK Co. Ltd.	1,186,889	23,575
	CyberAgent Inc.	501,651	23,518
	Sega Sammy Holdings Inc.	2,110,474	22,980
	Takashimaya Co. Ltd.	3,143,411	22,949
	Nomura Real Estate Holdings Inc.	1,251,675	22,875
	Mitsubishi UFJ Lease & Finance Co. Ltd.	5,231,211	22,798
	Nippon Electric Glass Co. Ltd.	4,287,017	22,697
	Temp Holdings Co. Ltd.	1,506,331	22,612
	Sony Financial Holdings Inc.	1,828,334	22,604
	Idemitsu Kosan Co. Ltd.	1,057,939	22,600
	Hiroshima Bank Ltd.	6,154,017	22,280
	Yamaguchi Financial Group Inc.	2,384,719	22,165
	Sawai Pharmaceutical Co. Ltd.	341,493	21,999
	SBI Holdings Inc.	2,121,250	21,963
	Mitsubishi Gas Chemical Co. Inc.	3,982,549	21,840
	Sumitomo Dainippon Pharma Co. Ltd.	1,675,079	21,563
	Ebara Corp.	4,727,864	21,526
*	Acom Co. Ltd.	4,098,602	21,381
	Kyushu Financial Group Inc.	4,070,969	21,368
	Square Enix Holdings Co. Ltd.	834,241	21,356
	Nexon Co. Ltd.	1,421,172	21,339
*	Sharp Corp.	15,509,892	21,110
	Nichirei Corp.	2,418,478	21,051
	Showa Shell Sekiyu KK	2,014,795	21,026
	Start Today Co. Ltd.	500,257	21,017
	Nifco Inc.	438,470	20,930
^	Japan Airport Terminal Co. Ltd.	584,780	20,869
	Ube Industries Ltd.	10,958,449	20,813
	Mitsubishi Logistics Corp.	1,520,680	20,789
	Daifuku Co. Ltd.	1,159,800	20,743
	Hitachi Metals Ltd.	2,033,650	20,650
	Benesse Holdings Inc.	727,697	20,646
	Sankyo Co. Ltd.	540,925	20,480
	IT Holdings Corp.	866,100	20,467
	Matsumotokiyoshi Holdings Co. Ltd.	414,167	20,272
	Kaken Pharmaceutical Co. Ltd.	369,289	20,175
	Nihon Kohden Corp.	809,739	20,160
	Kamigumi Co. Ltd.	2,242,542	20,106
	Shikoku Electric Power Co. Inc.	1,625,893	20,069
^	Kawasaki Kisen Kaisha Ltd.	9,393,784	20,030
	Denka Co. Ltd.	4,713,439	19,842

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	NOK Corp.	1,190,821	19,736
	Nippon Kayaku Co. Ltd.	1,836,861	19,721
	DIC Corp.	8,549,126	19,666
	Glory Ltd.	593,888	19,451
	Chugoku Bank Ltd.	1,873,465	19,367
	Maruichi Steel Tube Ltd.	665,673	19,361
	Azbil Corp.	750,899	19,267
	Nippon Paper Industries Co. Ltd.	997,673	19,171
	Sapporo Holdings Ltd.	3,544,505	19,139
	Aoyama Trading Co. Ltd.	511,591	19,074
	Iyo Bank Ltd.	2,880,749	18,930
	Nihon M&A Center Inc.	327,300	18,849
	DeNA Co. Ltd.	1,108,461	18,655
	Zenkoku Hosho Co. Ltd.	529,871	18,635
	Oracle Corp. Japan	345,167	18,592
	Hachijuni Bank Ltd.	4,236,320	18,521
	Hitachi Chemical Co. Ltd.	1,098,989	18,456
	Sugi Holdings Co. Ltd.	381,389	18,440
^	MonotaRO Co. Ltd.	613,900	18,434
	Tsumura & Co.	715,707	18,417
	Hitachi High-Technologies Corp.	677,782	18,339
	Gunma Bank Ltd.	4,591,554	18,179
^	Ito En Ltd.	593,240	18,108
	Yokohama Rubber Co. Ltd.	1,078,633	18,083
	Hikari Tsushin Inc.	241,297	18,074
	Coca-Cola West Co. Ltd.	659,934	17,889
	Citizen Holdings Co. Ltd.	3,130,348	17,657
	COMSYS Holdings Corp.	1,160,540	17,449
^	Advantest Corp.	1,836,975	17,440
	Hitachi Construction Machinery Co. Ltd.	1,095,644	17,395
	Nippon Shokubai Co. Ltd.	335,009	17,352
^	Kagome Co. Ltd.	803,467	17,155
	Hokuhoku Financial Group Inc.	13,588,619	17,109
	Rohto Pharmaceutical Co. Ltd.	998,809	17,001
	Nisshinbo Holdings Inc.	1,557,729	16,961
	NHK Spring Co. Ltd.	1,925,655	16,949
	Hokkaido Electric Power Co. Inc.	1,855,225	16,910
	Aeon Mall Co. Ltd.	1,228,440	16,895
	Ushio Inc.	1,240,265	16,869
	Century Tokyo Leasing Corp.	492,126	16,734
	Sanwa Holdings Corp.	2,156,367	16,731
	Sumitomo Osaka Cement Co. Ltd.	3,877,656	16,718
	GS Yuasa Corp.	4,068,092	16,676
	UNY Group Holdings Co. Ltd.	2,255,570	16,461
	ABC-Mart Inc.	253,486	16,449
	SCSK Corp.	447,908	16,246
	Kinden Corp.	1,379,495	16,202
	Sumitomo Forestry Co. Ltd.	1,401,109	16,176
	SCREEN Holdings Co. Ltd.	2,087,665	16,107
	Toyobo Co. Ltd.	9,448,632	16,057
	Seino Holdings Co. Ltd.	1,579,204	16,050
	Izumi Co. Ltd.	414,907	16,030
	Fujikura Ltd.	3,286,141	15,929
	Furukawa Electric Co. Ltd.	6,483,010	15,873
^	Cosmos Pharmaceutical Corp.	92,493	15,835
	Toyo Tire & Rubber Co. Ltd.	1,057,700	15,819
	Takara Holdings Inc.	1,833,787	15,605
^	Japan Post Insurance Co. Ltd.	683,986	15,575
	Miura Co. Ltd.	830,800	15,555
	NTN Corp.	5,016,767	15,545
	Wacoal Holdings Corp.	1,287,771	15,527
^	Bic Camera Inc.	1,589,757	15,485
	Showa Denko KK	14,856,684	15,458
	Pola Orbis Holdings Inc.	193,846	15,416

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Ulvac Inc.	502,700	15,414
	Leopalace21 Corp.	2,555,100	15,332
	Horiba Ltd.	402,900	15,207
	Dowa Holdings Co. Ltd.	2,414,249	15,126
	H2O Retailing Corp.	904,628	14,844
	House Foods Group Inc.	764,523	14,670
	Pilot Corp.	370,000	14,666
^	OSG Corp.	781,700	14,527
	ADEKA Corp.	1,034,500	14,508
	K's Holdings Corp.	422,305	14,193
	Resorttrust Inc.	685,912	14,182
	Toyoda Gosei Co. Ltd.	766,178	14,127
	Ibiden Co. Ltd.	1,121,107	14,109
	Japan Steel Works Ltd.	3,625,394	14,045
	Taiyo Nippon Sanso Corp.	1,516,893	14,007
	Coca-Cola East Japan Co. Ltd.	763,015	13,979
^	Welcia Holdings Co. Ltd.	262,760	13,880
	Topcon Corp.	1,119,558	13,781
	Chiyoda Corp.	1,807,788	13,710
*	Itoham Yonekyu Holdings Inc.	1,771,509	13,469
	Nishi-Nippon City Bank Ltd.	7,452,223	13,446
	Penta-Ocean Construction Co. Ltd.	2,974,200	13,394
	Nippon Suisan Kaisha Ltd.	2,390,400	13,212
	Relo Holdings Inc.	103,300	13,208
	77 Bank Ltd.	3,740,035	13,121
	Nagase & Co. Ltd.	1,167,869	12,950
	Ain Holdings Inc.	266,300	12,936
	Skylark Co. Ltd.	1,011,500	12,858
	Autobacs Seven Co. Ltd.	744,046	12,837
	Toho Holdings Co. Ltd.	552,187	12,775
	Nisshin Steel Co. Ltd.	953,501	12,765
	Megmilk Snow Brand Co. Ltd.	550,100	12,747
	Sangetsu Co. Ltd.	706,500	12,662
	Tokai Tokyo Financial Holdings Inc.	2,422,765	12,557
	Nipro Corp.	1,283,991	12,508
	Aica Kogyo Co. Ltd.	557,200	12,434
	Daido Steel Co. Ltd.	3,674,242	12,415
	DMG Mori Co. Ltd.	1,103,912	12,385
	OKUMA Corp.	1,583,475	12,354
	Sumco Corp.	1,938,540	12,276
^	Iwatani Corp.	2,082,000	12,230
	Sankyu Inc.	2,617,000	12,163
	Zensho Holdings Co. Ltd.	954,400	12,135
	Mitsui Engineering & Shipbuilding Co. Ltd.	7,797,549	12,042
	Daishi Bank Ltd.	3,471,553	12,034
^	Sanrio Co. Ltd.	611,415	12,021
	Shimachu Co. Ltd.	515,622	12,001
	Oki Electric Industry Co. Ltd.	8,565,000	11,989
	TS Tech Co. Ltd.	523,322	11,952
	Amano Corp.	725,400	11,867
	Nishimatsu Construction Co. Ltd.	2,709,000	11,830
	Shochiku Co. Ltd.	1,179,498	11,795
	Nikkon Holdings Co. Ltd.	634,900	11,791
	Rengo Co. Ltd.	2,163,986	11,784
	Awa Bank Ltd.	2,310,955	11,752
	Toyota Boshoku Corp.	631,532	11,749
	Central Glass Co. Ltd.	2,106,000	11,740
	Kokuyo Co. Ltd.	892,000	11,686
	NOF Corp.	1,483,000	11,673
	Toagosei Co. Ltd.	1,292,500	11,656
	Taiyo Yuden Co. Ltd.	1,167,779	11,653
	Capcom Co. Ltd.	505,716	11,649
	Tokyo Ohka Kogyo Co. Ltd.	416,000	11,631
	Heiwa Corp.	553,540	11,627

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Shiga Bank Ltd.	2,636,607	11,459
	Toda Corp.	2,457,353	11,455
	Tadano Ltd.	1,196,572	11,418
	Tsubakimoto Chain Co.	1,749,000	11,406
	Kenedix Inc.	2,626,500	11,226
	United Arrows Ltd.	278,500	11,191
	Arcs Co. Ltd.	474,900	11,149
	Morinaga Milk Industry Co. Ltd.	2,124,000	11,137
	Maeda Road Construction Co. Ltd.	609,386	11,102
	Juroku Bank Ltd.	3,734,842	11,026
	Kyowa Exeo Corp.	972,400	10,993
	Nichi-iko Pharmaceutical Co. Ltd.	461,000	10,961
	Zeon Corp.	1,530,499	10,874
	Mitsubishi Pencil Co. Ltd.	227,700	10,846
^	GMO Payment Gateway Inc.	168,200	10,748
	Mitsui Mining & Smelting Co. Ltd.	5,726,025	10,746
	Calsonic Kansei Corp.	1,568,414	10,712
	FP Corp.	240,438	10,635
	Senshu Ikeda Holdings Inc.	2,821,670	10,629
	Ogaki Kyoritsu Bank Ltd.	3,452,000	10,620
*,^	Aiful Corp.	3,083,739	10,620
	NTT Urban Development Corp.	1,132,669	10,599
	Ship Healthcare Holdings Inc.	429,000	10,587
	Yamato Kogyo Co. Ltd.	450,213	10,569
^	SHO-BOND Holdings Co. Ltd.	243,900	10,553
	San-In Godo Bank Ltd.	1,636,214	10,542
	Okasan Securities Group Inc.	1,961,716	10,352
	Ai Holdings Corp.	360,100	10,290
	Ariake Japan Co. Ltd.	184,300	10,211
	Morinaga & Co. Ltd.	2,128,000	10,190
	Okumura Corp.	1,940,000	10,162
	Fuyo General Lease Co. Ltd.	241,400	10,137
	Fujitsu General Ltd.	585,000	10,114
	Mochida Pharmaceutical Co. Ltd.	135,792	10,099
	TechnoPro Holdings Inc.	363,500	10,098
	Lintec Corp.	524,353	10,052
	Maeda Corp.	1,315,000	10,046
	Valor Holdings Co. Ltd.	410,300	9,886
	Fuji Kyuko Co. Ltd.	734,000	9,811
	Yaoko Co. Ltd.	221,700	9,805
	Kumagai Gumi Co. Ltd.	3,598,000	9,734
^	Kyudenko Corp.	382,000	9,701
^	Colowide Co. Ltd.	595,100	9,694
	Nippon Gas Co. Ltd.	415,600	9,675
	Japan Aviation Electronics Industry Ltd.	724,492	9,671
	Adastria Co. Ltd.	291,760	9,669
	KYORIN Holdings Inc.	488,011	9,629
	Itochu Techno-Solutions Corp.	490,897	9,620
	Meitec Corp.	275,100	9,543
	Hitachi Capital Corp.	442,704	9,455
	COLOPL Inc.	474,315	9,370
^	Kyoritsu Maintenance Co. Ltd.	123,180	9,368
	Matsui Securities Co. Ltd.	1,080,848	9,315
	HIS Co. Ltd.	376,229	9,292
	Nippon Light Metal Holdings Co. Ltd.	5,259,500	9,281
^	GungHo Online Entertainment Inc.	3,545,900	9,281
	Canon Marketing Japan Inc.	517,758	9,279
	Nihon Parkerizing Co. Ltd.	1,051,900	9,278
	Tokai Rika Co. Ltd.	500,908	9,275
	Hyakugo Bank Ltd.	2,495,415	9,199
	Hazama Ando Corp.	1,884,800	9,194
*,^	euglena Co. Ltd.	651,200	9,148
	Nippon Seiki Co. Ltd.	473,000	9,126
	Onward Holdings Co. Ltd.	1,298,951	8,961

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Fuji Machine Manufacturing Co. Ltd.	869,000	8,924
	Cocokara fine Inc.	199,900	8,905
	Jafco Co. Ltd.	321,530	8,895
	Takara Standard Co. Ltd.	1,003,000	8,849
	Keiyo Bank Ltd.	2,417,633	8,838
	Mandom Corp.	194,900	8,821
	Meidensha Corp.	2,112,000	8,820
	Anritsu Corp.	1,479,613	8,800
	San-A Co. Ltd.	191,000	8,791
	Kusuri No Aoki Co. Ltd.	166,700	8,785
	Hokuetsu Kishu Paper Co. Ltd.	1,386,300	8,766
	Takasago Thermal Engineering Co. Ltd.	697,800	8,690
	Fuji Oil	466,900	8,685
	Nippo Corp.	523,116	8,674
	Hogy Medical Co. Ltd.	154,300	8,593
	Hanwa Co. Ltd.	1,919,000	8,576
	Hitachi Zosen Corp.	1,687,100	8,563
	Inaba Denki Sangyo Co. Ltd.	272,200	8,547
	Duskin Co. Ltd.	467,700	8,510
^	Yoshinoya Holdings Co. Ltd.	666,100	8,465
	Hokkoku Bank Ltd.	2,985,601	8,440
	Tokyo Dome Corp.	1,975,000	8,413
	Cosmo Energy Holdings Co. Ltd.	662,103	8,401
	Topre Corp.	426,500	8,397
	Kiyo Bank Ltd.	693,300	8,324
	Totetsu Kogyo Co. Ltd.	285,500	8,317
	Maruha Nichiro Corp.	372,600	8,316
	ASKUL Corp.	211,300	8,308
	Tokyo Seimitsu Co. Ltd.	400,200	8,299
	Sakata Seed Corp.	328,400	8,299
	Musashino Bank Ltd.	328,520	8,274
^	Fukuyama Transporting Co. Ltd.	1,615,072	8,274
	Daikyonishikawa Corp.	596,900	8,226
	Asatsu-DK Inc.	328,600	8,159
	Toyo Ink SC Holdings Co. Ltd.	2,046,000	8,151
	Nippon Flour Mills Co. Ltd.	1,050,000	8,106
	Daiseki Co. Ltd.	436,300	8,090
	Trusco Nakayama Corp.	202,700	8,054
	Okamura Corp.	865,900	8,007
	Fujitec Co. Ltd.	807,100	7,981
	Paramount Bed Holdings Co. Ltd.	213,600	7,946
	Saibu Gas Co. Ltd.	3,215,000	7,941
	Hyakujushi Bank Ltd.	2,732,042	7,891
	Fuji Seal International Inc.	231,800	7,885
	Koei Tecmo Holdings Co. Ltd.	505,120	7,861
*	Pioneer Corp.	2,924,000	7,835
	Hitachi Transport System Ltd.	466,964	7,826
*	Orient Corp.	3,899,770	7,789
	SKY Perfect JSAT Holdings Inc.	1,451,633	7,728
^	Financial Products Group Co. Ltd.	645,700	7,709
	Nihon Unisys Ltd.	628,300	7,694
	North Pacific Bank Ltd.	3,020,283	7,657
	Kandenko Co. Ltd.	1,075,289	7,646
	Toho Bank Ltd.	2,301,000	7,646
	GMO Internet Inc.	650,500	7,638
	Kissei Pharmaceutical Co. Ltd.	331,311	7,621
	Nichias Corp.	1,172,000	7,592
^	Daio Paper Corp.	769,700	7,591
	Japan Petroleum Exploration Co. Ltd.	321,427	7,483
	Ryosan Co. Ltd.	311,400	7,461
	Komeri Co. Ltd.	297,452	7,459
*	Nippon Sheet Glass Co. Ltd.	9,453,413	7,382
	Nanto Bank Ltd.	2,606,805	7,370
	TPR Co. Ltd.	292,200	7,364

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Kanamoto Co. Ltd.	286,100	7,354
	Nippon Soda Co. Ltd.	1,403,000	7,331
	Nissan Shatai Co. Ltd.	731,202	7,138
	Nippon Densetsu Kogyo Co. Ltd.	366,900	7,133
	Sumitomo Bakelite Co. Ltd.	1,723,000	7,112
	DCM Holdings Co. Ltd.	930,600	7,035
	Transcosmos Inc.	266,400	7,029
	Accordia Golf Co. Ltd.	738,700	7,012
	Yodogawa Steel Works Ltd.	309,100	6,979
^	Zojirushi Corp.	465,200	6,939
	KYB Corp.	2,075,228	6,935
	MOS Food Services Inc.	259,100	6,911
	Sumitomo Mitsui Construction Co. Ltd.	7,951,200	6,889
^	Japan Display Inc.	3,585,803	6,864
	Tokyu Construction Co. Ltd.	836,290	6,859
	Exedy Corp.	293,557	6,852
	Taikisha Ltd.	300,000	6,849
	Chiyoda Co. Ltd.	264,900	6,839
	Kadokawa Dwango Corp.	481,748	6,830
	Keihin Corp.	461,700	6,708
	Senko Co. Ltd.	1,046,000	6,692
^	COOKPAD Inc.	466,900	6,677
	Unipres Corp.	379,300	6,675
	TSI Holdings Co. Ltd.	1,040,900	6,638
	Gurunavi Inc.	277,600	6,569
	Descente Ltd.	471,400	6,557
	HI-LEX Corp.	253,400	6,536
	Nomura Co. Ltd.	390,100	6,510
	Takuma Co. Ltd.	756,000	6,499
	NSD Co. Ltd.	413,120	6,478
^	EDION Corp.	797,900	6,456
	Tokyo Steel Manufacturing Co. Ltd.	1,044,400	6,433
	J Trust Co. Ltd.	839,700	6,365
	Starts Corp. Inc.	305,185	6,342
	Seikagaku Corp.	413,700	6,318
^	Next Co. Ltd.	564,700	6,315
	Kanematsu Corp.	4,192,000	6,313
	Tokyo TY Financial Group Inc.	247,424	6,296
	Bank of Iwate Ltd.	166,300	6,279
	Noritz Corp.	374,800	6,267
^	Wacom Co. Ltd.	1,506,600	6,263
	Kuroda Electric Co. Ltd.	403,600	6,224
	Nachi-Fujikoshi Corp.	1,912,000	6,160
	Heiwado Co. Ltd.	300,100	6,153
	TOKAI Holdings Corp.	1,096,600	6,145
	PanaHome Corp.	786,632	6,134
	PALTAC Corp.	343,400	6,095
	Shinmaywa Industries Ltd.	887,000	6,079
	IBJ Leasing Co. Ltd.	352,300	6,065
	Bank of Okinawa Ltd.	183,600	6,061
^	Bank of Nagoya Ltd.	1,818,000	6,029
	FCC Co. Ltd.	360,500	6,026
	Token Corp.	76,850	6,019
	Kato Sangyo Co. Ltd.	244,200	6,004
	Joyful Honda Co. Ltd.	266,332	6,000
	Makino Milling Machine Co. Ltd.	998,000	5,996
	Aomori Bank Ltd.	1,951,000	5,976
	Axial Retailing Inc.	185,571	5,917
	Okinawa Electric Power Co. Inc.	230,650	5,894
	Internet Initiative Japan Inc.	299,000	5,857
	Fuji Co. Ltd.	263,000	5,851
	Milbon Co. Ltd.	133,192	5,837
^	Jin Co. Ltd.	158,200	5,835
	Kureha Corp.	1,692,000	5,805

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Sumitomo Warehouse Co. Ltd.	1,163,000	5,804
	Yamanashi Chuo Bank Ltd.	1,567,000	5,803
	Kameda Seika Co. Ltd.	143,951	5,798
	Okamoto Industries Inc.	789,000	5,790
	Takara Leben Co. Ltd.	908,000	5,776
	Nissin Electric Co. Ltd.	497,300	5,719
	Komori Corp.	485,200	5,705
	Foster Electric Co. Ltd.	274,000	5,701
	Futaba Corp.	375,500	5,700
	Aida Engineering Ltd.	624,400	5,697
	NS Solutions Corp.	327,496	5,693
	Takeuchi Manufacturing Co. Ltd.	380,700	5,678
	Yamagata Bank Ltd.	1,560,000	5,671
	Asahi Diamond Industrial Co. Ltd.	567,400	5,662
	ZERIA Pharmaceutical Co. Ltd.	452,500	5,641
	Nissin Kogyo Co. Ltd.	406,800	5,626
	Taiyo Holdings Co. Ltd.	169,200	5,618
	Nippon Television Holdings Inc.	348,229	5,609
	Showa Sangyo Co. Ltd.	1,256,000	5,598
	Earth Chemical Co. Ltd.	134,300	5,587
*,^	Tokuyama Corp.	3,524,000	5,581
^	Gulliver International Co. Ltd.	567,500	5,578
	Hitachi Kokusai Electric Inc.	531,000	5,566
^	Marusan Securities Co. Ltd.	613,400	5,554
	Nagaileben Co. Ltd.	271,000	5,530
	Nishimatsuya Chain Co. Ltd.	479,700	5,466
	Siix Corp.	185,000	5,465
	Create SD Holdings Co. Ltd.	227,400	5,453
	Nippon Signal Company Ltd.	653,000	5,436
	Tokai Carbon Co. Ltd.	2,074,000	5,433
^	Nissha Printing Co. Ltd.	340,832	5,427
	Monex Group Inc.	2,095,700	5,406
	Mirait Holdings Corp.	614,700	5,388
	Mitsuba Corp.	375,200	5,371
	Nikkiso Co. Ltd.	696,800	5,366
	Sanyo Special Steel Co. Ltd.	1,176,000	5,352
	Hitachi Maxell Ltd.	355,900	5,351
	Seiren Co. Ltd.	518,300	5,329
	Daihen Corp.	1,069,000	5,325
	Geo Holdings Corp.	322,000	5,318
	Gree Inc.	948,627	5,316
	United Super Markets Holdings Inc.	575,960	5,312
	Nitto Boseki Co. Ltd.	1,719,000	5,308
	Atom Corp.	871,447	5,304
	Toei Co. Ltd.	684,000	5,301
	Jaccs Co. Ltd.	1,345,000	5,301
	Daibiru Corp.	603,700	5,268
	TOC Co. Ltd.	664,300	5,262
^	Ichibanya Co. Ltd.	83,200	5,261
	Aeon Delight Co. Ltd.	188,900	5,216
^	Unizo Holdings Co. Ltd.	122,800	5,200
	Seiko Holdings Corp.	1,386,000	5,191
	kabu.com Securities Co. Ltd.	1,617,800	5,173
	Life Corp.	193,500	5,172
^	Dip Corp.	219,000	5,163
	Chudenko Corp.	261,500	5,146
	Morita Holdings Corp.	430,400	5,131
*,^	Pacific Metals Co. Ltd.	1,602,000	5,126
	Yamazen Corp.	653,200	5,106
	Nisshin Oillio Group Ltd.	1,199,000	5,096
	Zenrin Co. Ltd.	238,400	5,095
	Fancl Corp.	381,500	5,092
	Fuji Soft Inc.	223,200	5,062
^	Royal Holdings Co. Ltd.	265,100	5,059

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Daikyo Inc.	3,149,421	5,043
	Nippon Steel & Sumikin Bussan Corp.	1,426,480	5,039
	Sato Holdings Corp.	243,900	5,029
	Furukawa Co. Ltd.	3,451,000	4,992
	Eizo Corp.	199,700	4,988
	UACJ Corp.	2,435,006	4,947
	Raito Kogyo Co. Ltd.	466,600	4,945
	Saizeriya Co. Ltd.	278,900	4,944
^	Toshiba Plant Systems & Services Corp.	397,000	4,909
	Gunze Ltd.	1,755,000	4,904
	Oita Bank Ltd.	1,600,000	4,889
	BML Inc.	114,400	4,876
	Doutor Nichires Holdings Co. Ltd.	277,600	4,874
*	Toshiba TEC Corp.	1,286,748	4,860
	Alpine Electronics Inc.	394,200	4,852
	Shima Seiki Manufacturing Ltd.	294,900	4,838
	Oiles Corp.	298,280	4,837
	Sakata INX Corp.	427,700	4,831
	Obara Group Inc.	131,900	4,826
	Aichi Steel Corp.	1,137,000	4,818
	Tomy Co. Ltd.	684,000	4,818
	Ryobi Ltd.	1,328,000	4,817
	Plenus Co. Ltd.	262,000	4,806
	Tokyo Broadcasting System Holdings Inc.	348,618	4,795
	Marudai Food Co. Ltd.	1,132,000	4,734
	As One Corp.	129,900	4,684
	Kintetsu World Express Inc.	356,600	4,666
	Toppan Forms Co. Ltd.	423,509	4,658
	Noevir Holdings Co. Ltd.	163,600	4,648
	Nitta Corp.	190,000	4,647
	Japan Wool Textile Co. Ltd.	665,000	4,643
	Star Micronics Co. Ltd.	402,200	4,618
^	Iseki & Co. Ltd.	2,169,000	4,616
	Aichi Bank Ltd.	101,300	4,610
	AOKI Holdings Inc.	396,300	4,598
	Bando Chemical Industries Ltd.	943,000	4,596
	Yondoshi Holdings Inc.	188,700	4,562
	Ashikaga Holdings Co. Ltd.	1,550,300	4,561
	Sanki Engineering Co. Ltd.	579,700	4,560
	SMS Co. Ltd.	245,600	4,557
	Nichicon Corp.	675,400	4,550
	Heiwa Real Estate Co. Ltd.	366,300	4,541
	Kohnan Shoji Co. Ltd.	266,200	4,540
	TKC Corp.	166,900	4,534
	Bunka Shutter Co. Ltd.	537,700	4,532
^	Kisoji Co. Ltd.	212,400	4,515
	Akita Bank Ltd.	1,688,000	4,509
^	Kura Corp.	104,800	4,504
	VT Holdings Co. Ltd.	890,300	4,498
	Fujicco Co. Ltd.	210,100	4,475
^	Ci:z Holdings Co. Ltd.	219,200	4,463
	Riso Kagaku Corp.	285,700	4,457
	Sanyo Chemical Industries Ltd.	575,000	4,440
^	Optex Co. Ltd.	138,600	4,429
	Nichiha Corp.	289,600	4,414
	Relia Inc.	427,700	4,414
	Dydo Drinco Inc.	87,400	4,414
	Chugoku Marine Paints Ltd.	619,000	4,385
	Chofu Seisakusho Co. Ltd.	189,600	4,385
	Sintokogio Ltd.	518,500	4,384
	Nishio Rent All Co. Ltd.	165,600	4,355
	Ihara Chemical Industry Co. Ltd.	339,200	4,342
	Mizuno Corp.	914,000	4,342
	CKD Corp.	532,600	4,328

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Showa Corp.	497,600	4,321
	Dexerials Corp.	528,500	4,278
	Fukui Bank Ltd.	2,226,000	4,275
	Yorozu Corp.	212,600	4,254
	NET One Systems Co. Ltd.	819,200	4,254
	Tochigi Bank Ltd.	1,100,000	4,239
	NEC Networks & System Integration Corp.	273,100	4,235
	Inabata & Co. Ltd.	433,400	4,221
	Nitto Kogyo Corp.	265,900	4,210
	Doshisha Co. Ltd.	224,200	4,209
	DTS Corp.	212,200	4,200
	Toa Corp. (Tokyo Shares 1885)	1,899,000	4,188
	Sanyo Electric Railway Co. Ltd.	893,093	4,154
	Piolax Inc.	78,800	4,140
	Xebio Holdings Co. Ltd.	259,500	4,139
	Max Co. Ltd.	388,000	4,139
	Namura Shipbuilding Co. Ltd.	558,008	4,137
	Prima Meat Packers Ltd.	1,499,000	4,128
	Create Restaurants Holdings Inc.	450,030	4,118
	Hosiden Corp.	652,800	4,116
	Kinugawa Rubber Industrial Co. Ltd.	590,000	4,108
	Hiday Hidaka Corp.	172,176	4,071
	Takasago International Corp.	182,400	4,065
	Yokohama Reito Co. Ltd.	415,500	4,062
	Towa Pharmaceutical Co. Ltd.	87,800	4,035
	Bank of the Ryukyus Ltd.	349,200	4,033
	Menicon Co. Ltd.	123,700	4,031
	Asahi Holdings Inc.	299,400	4,024
	Toyo Engineering Corp.	1,475,000	4,023
	Sankyo Tateyama Inc.	289,300	4,004
^	Modec Inc.	261,200	3,976
	Musashi Seimitsu Industry Co. Ltd.	207,600	3,963
	Hokuto Corp.	202,600	3,950
	EPS Holdings Inc.	314,600	3,940
	Mitsuboshi Belting Ltd.	498,000	3,939
	St. Marc Holdings Co. Ltd.	145,400	3,933
	Iino Kaiun Kaisha Ltd.	1,008,200	3,924
	Round One Corp.	668,400	3,923
	Shizuoka Gas Co. Ltd.	571,500	3,896
	Mitsubishi Shokuhin Co. Ltd.	150,900	3,895
	Ricoh Leasing Co. Ltd.	134,600	3,889
^	Pacific Industrial Co. Ltd.	400,900	3,871
	Japan Securities Finance Co. Ltd.	991,500	3,863
	TV Asahi Holdings Corp.	232,470	3,861
	TOMONY Holdings Inc.	1,356,100	3,858
	Toridoll.corp	221,800	3,854
^	Yonex Co. Ltd.	93,600	3,852
	Tachi-S Co. Ltd.	280,300	3,843
	Shikoku Bank Ltd.	1,976,000	3,842
^	Ohsho Food Service Corp.	120,500	3,842
^	Kumiai Chemical Industry Co. Ltd.	450,300	3,842
	Benefit One Inc.	169,000	3,832
*,^	Outsourcing Inc.	117,900	3,832
	Avex Group Holdings Inc.	304,700	3,819
	Itochu Enex Co. Ltd.	466,000	3,815
	Sekisui Jushi Corp.	274,000	3,803
	Shinko Electric Industries Co. Ltd.	684,389	3,801
	Fuji Media Holdings Inc.	335,374	3,798
	San-Ai Oil Co. Ltd.	541,000	3,792
^	Ringer Hut Co. Ltd.	181,600	3,786
	Open House Co. Ltd.	177,900	3,782
	Sanken Electric Co. Ltd.	1,140,000	3,779
	Kotobuki Spirits Co. Ltd.	191,700	3,730
	Trancom Co. Ltd.	62,700	3,718

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*,^	Mitsumi Electric Co. Ltd.	766,400	3,715
	Kitz Corp.	912,900	3,700
	Kurabo Industries Ltd.	2,104,000	3,696
	Hokuetsu Bank Ltd.	2,152,000	3,693
	Fujimori Kogyo Co. Ltd.	158,900	3,684
	Belc Co. Ltd.	92,600	3,683
	Konoike Transport Co. Ltd.	315,900	3,682
	Daiwabo Holdings Co. Ltd.	1,866,000	3,670
	Toho Zinc Co. Ltd.	1,351,000	3,658
	Elecom Co. Ltd.	216,500	3,632
	Yuasa Trading Co. Ltd.	161,500	3,629
	Miyazaki Bank Ltd.	1,430,000	3,629
	Kanto Denka Kogyo Co. Ltd.	500,000	3,623
	Macnica Fuji Electronics Holdings Inc.	324,137	3,589
	Kyoei Steel Ltd.	231,800	3,581
	Jeol Ltd.	789,000	3,565
	Topy Industries Ltd.	1,858,000	3,560
	JCR Pharmaceuticals Co. Ltd.	149,700	3,535
	Konishi Co. Ltd.	281,600	3,534
	Daiho Corp.	828,000	3,511
	Goldwin Inc.	90,700	3,491
	T Hasegawa Co. Ltd.	212,700	3,489
^	Nichii Gakkan Co.	460,700	3,472
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	837,000	3,454
^	Nihon Trim Co. Ltd.	50,500	3,443
	Nohmi Bosai Ltd.	245,800	3,442
	Shikoku Chemicals Corp.	415,000	3,440
^	Mani Inc.	209,400	3,439
	Fukuda Corp.	314,000	3,435
	Eighteenth Bank Ltd.	1,435,000	3,388
^	Sanden Holdings Corp.	1,148,000	3,386
	Eagle Industry Co. Ltd.	256,500	3,372
^	Anicom Holdings Inc.	143,400	3,365
	Sodick Co. Ltd.	432,700	3,352
^	Clarion Co. Ltd.	1,102,000	3,342
^	Tekken Corp.	1,347,000	3,340
	JVC Kenwood Corp.	1,343,600	3,339
	Mitsui Sugar Co. Ltd.	737,000	3,324
	Hitachi Koki Co. Ltd.	486,500	3,291
^	Fujita Kanko Inc.	754,000	3,263
	Ehime Bank Ltd.	1,564,000	3,246
^	METAWATER Co. Ltd.	116,400	3,221
*	Funai Soken Holdings Inc.	212,300	3,221
	Takamatsu Construction Group Co. Ltd.	150,200	3,219
	Osaka Soda Co. Ltd.	848,000	3,217
	Shinko Plantech Co. Ltd.	420,000	3,195
^	Nippon Ceramic Co. Ltd.	177,400	3,195
	Sumitomo Riko Co. Ltd.	371,500	3,187
	Hibiya Engineering Ltd.	228,700	3,182
	Tokai Corp.	110,700	3,177
	Sanyo Shokai Ltd.	1,323,000	3,168
	Ines Corp.	302,900	3,163
^	S Foods Inc.	132,200	3,147
	Torii Pharmaceutical Co. Ltd.	135,900	3,143
	Toyo Construction Co. Ltd.	726,300	3,106
	T-Gaia Corp.	254,900	3,096
	Okabe Co. Ltd.	417,600	3,089
	Sumitomo Real Estate Sales Co. Ltd.	153,388	3,076
	Tosho Co. Ltd.	83,400	3,061
	Eiken Chemical Co. Ltd.	166,400	3,047
	OBIC Business Consultants Co. Ltd.	72,800	3,041
	Toshiba Machine Co. Ltd.	1,017,000	3,030
	Ichiyoshi Securities Co. Ltd.	366,700	3,023
^	Matsuya Co. Ltd.	384,200	3,019

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Inageya Co. Ltd.	229,577	3,007
	Yellow Hat Ltd.	145,400	2,976
^	Vital KSK Holdings Inc.	346,400	2,954
	Pressance Corp.	83,800	2,942
	Press Kogyo Co. Ltd.	856,800	2,940
^	Alpen Co. Ltd.	172,200	2,939
	Katakura Industries Co. Ltd.	270,400	2,917
	Japan Pulp & Paper Co. Ltd.	984,000	2,917
	Wakita & Co. Ltd.	420,000	2,914
	Kyokuto Kaihatsu Kogyo Co. Ltd.	295,500	2,910
	Mitsui-Soko Holdings Co. Ltd.	1,086,000	2,908
^	Tokyotokeiba Co. Ltd.	1,439,000	2,891
	Justsystems Corp.	356,400	2,887
	Key Coffee Inc.	170,300	2,884
	Minato Bank Ltd.	2,010,000	2,881
	ASKA Pharmaceutical Co. Ltd.	226,500	2,875
^	F@N Communications Inc.	409,300	2,872
	J-Oil Mills Inc.	891,000	2,872
	Teikoku Sen-I Co. Ltd.	204,200	2,869
	Enplas Corp.	101,400	2,867
	Riken Corp.	887,000	2,864
	Mie Kotsu Group Holdings Inc.	549,800	2,859
	Cawachi Ltd.	121,700	2,850
	Tokushu Tokai Paper Co. Ltd.	895,000	2,850
	Rock Field Co. Ltd.	189,600	2,843
	Pack Corp.	120,500	2,835
	UKC Holdings Corp.	159,500	2,832
	Tsukui Corp.	232,500	2,828
*,^	Laox Co. Ltd.	2,728,000	2,825
	Tv Tokyo Holdings Corp.	162,800	2,823
^	Kyokuto Securities Co. Ltd.	242,700	2,811
	Joshin Denki Co. Ltd.	354,000	2,809
	Shindengen Electric Manufacturing Co. Ltd.	778,000	2,807
	Noritake Co. Ltd.	1,267,000	2,797
	Itoki Corp.	441,600	2,775
	Fujimi Inc.	208,800	2,767
^	Union Tool Co.	100,200	2,758
	Riken Vitamin Co. Ltd.	70,400	2,752
	Tsukishima Kikai Co. Ltd.	329,100	2,752
	Okuwa Co. Ltd.	256,000	2,744
	Yokogawa Bridge Holdings Corp.	303,200	2,734
^	OSJB Holdings Corp.	1,177,700	2,733
	Towa Bank Ltd.	3,316,000	2,718
^	Nihon Nohyaku Co. Ltd.	517,900	2,709
	Bank of Saga Ltd.	1,333,000	2,697
^	Jamco Corp.	105,300	2,694
	Canon Electronics Inc.	186,000	2,687
	Hamakyorex Co. Ltd.	149,200	2,674
	Daido Metal Co. Ltd.	361,900	2,659
	Nippon Road Co. Ltd.	572,000	2,651
	Goldcrest Co. Ltd.	184,920	2,648
	Sagami Chain Co. Ltd.	237,716	2,647
	SMK Corp.	648,000	2,642
^	Kappa Create Co. Ltd.	227,900	2,642
	Denki Kogyo Co. Ltd.	591,000	2,638
^	Juki Corp.	297,000	2,613
*	Unitika Ltd.	5,295,000	2,608
	Arcland Sakamoto Co. Ltd.	250,200	2,598
	Qol Co. Ltd.	184,501	2,591
*	Tanseisha Co. Ltd.	332,000	2,588
	Taihei Dengyo Kaisha Ltd.	314,000	2,580
^	Marvelous Inc.	316,600	2,573
	Aisan Industry Co. Ltd.	347,200	2,571
	Kasai Kogyo Co. Ltd.	267,300	2,563

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Nagatanien Holdings Co. Ltd.	247,000	2,536
^	Keiyo Co. Ltd.	521,200	2,536
	C Uyemura & Co. Ltd.	59,000	2,531
^	Osaki Electric Co. Ltd.	353,000	2,523
	Futaba Industrial Co. Ltd.	544,200	2,519
	Warabeya Nichiyo Co. Ltd.	134,600	2,517
*	Ishihara Sangyo Kaisha Ltd.	3,654,000	2,512
	Toyo Corp.	245,900	2,508
	Arata Corp.	110,400	2,498
	Neturen Co. Ltd.	363,700	2,495
	Nippon Synthetic Chemical Industry Co. Ltd.	413,000	2,492
	FIDEA Holdings Co. Ltd.	1,581,700	2,491
	Sogo Medical Co. Ltd.	85,900	2,491
	Information Services International-Dentsu Ltd.	135,200	2,479
^	OSAKA Titanium Technologies Co. Ltd.	183,000	2,473
	Pal Co. Ltd.	101,200	2,457
	Kansai Urban Banking Corp.	258,900	2,455
	Fukushima Industries Corp.	110,500	2,449
	Nippon Kanzai Co. Ltd.	159,800	2,445
^	Tsugami Corp.	584,000	2,436
	Tosei Corp.	346,500	2,426
	Chiyoda Integre Co. Ltd.	121,000	2,419
	Studio Alice Co. Ltd.	97,900	2,419
	Nissin Corp.	851,000	2,416
	Belluna Co. Ltd.	473,900	2,383
	ESPEC Corp.	177,600	2,375
	Maeda Kosen Co. Ltd.	226,500	2,373
	Tamron Co. Ltd.	146,800	2,373
	Tocalo Co. Ltd.	131,500	2,365
	Tsurumi Manufacturing Co. Ltd.	178,100	2,365
	Nichiden Corp.	88,000	2,365
	Idec Corp.	256,300	2,353
	Toyo Kanetsu KK	1,128,000	2,348
	Sanyo Denki Co. Ltd.	477,000	2,342
^	Toho Titanium Co. Ltd.	351,800	2,339
	Daiwa Industries Ltd.	271,700	2,329
	Daisan Bank Ltd.	1,629,000	2,318
	Broadleaf Co. Ltd.	234,500	2,317
*,^	Kintetsu Department Store Co. Ltd.	833,000	2,308
	Chukyo Bank Ltd.	1,116,000	2,307
	Shibuya Corp.	195,000	2,306
	Nippon Thompson Co. Ltd.	636,000	2,295
	Tamura Corp.	851,000	2,291
	Yurtec Corp.	319,000	2,291
^	Ryoyo Electro Corp.	191,100	2,287
	Dai Nippon Toryo Co. Ltd.	1,308,000	2,287
	Maruzen Showa Unyu Co. Ltd.	615,000	2,286
	Nittetsu Mining Co. Ltd.	618,000	2,285
^	Giken Ltd.	129,300	2,281
^	Sac's Bar Holdings Inc.	179,100	2,273
	Meisei Industrial Co. Ltd.	499,200	2,267
	Daikokutenbussan Co. Ltd.	50,000	2,247
	YAMABIKO Corp.	314,800	2,235
	Tenma Corp.	149,600	2,227
	Oyo Corp.	210,400	2,227
^	Cosel Co. Ltd.	224,500	2,208
	Maruwa Co. Ltd.	77,743	2,208
	Wowow Inc.	102,400	2,192
	Sakai Chemical Industry Co. Ltd.	789,000	2,171
	Kaga Electronics Co. Ltd.	183,500	2,170
	Toho Co. Ltd. (Tokyo Shares 8142)	97,100	2,166
	Fujibo Holdings Inc.	1,111,000	2,160
^	Sakai Moving Service Co. Ltd.	88,900	2,155
	Jimoto Holdings Inc.	1,621,200	2,152

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Shin-Etsu Polymer Co. Ltd.	362,900	2,150
	Asahi Co. Ltd.	144,600	2,145
*	Mitsubishi Paper Mills Ltd.	2,808,000	2,139
	Toenec Corp.	333,000	2,137
	Melco Holdings Inc.	107,700	2,137
	Nippon Koei Co. Ltd.	661,000	2,128
	Kanematsu Electronics Ltd.	122,500	2,124
	Amuse Inc.	103,600	2,124
^	Kyokuyo Co. Ltd.	881,000	2,111
^	Sun Frontier Fudousan Co. Ltd.	228,000	2,108
	Nitto Kohki Co. Ltd.	106,500	2,096
	Aiphone Co. Ltd.	131,000	2,094
^	JP-Holdings Inc.	573,000	2,092
	Chiba Kogyo Bank Ltd.	476,100	2,090
	Kyodo Printing Co. Ltd.	706,000	2,087
	Toa Corp. (Tokyo Shares 6809)	208,000	2,086
	G-Tekt Corp.	198,500	2,083
	Senshukai Co. Ltd.	303,100	2,080
^	Nippon Carbon Co. Ltd.	1,026,000	2,075
	Koa Corp.	293,400	2,065
	Matsuya Foods Co. Ltd.	79,600	2,057
	France Bed Holdings Co. Ltd.	222,400	2,048
	Weathernews Inc.	57,961	2,034
*	Istyle Inc.	278,700	2,032
	Japan Digital Laboratory Co. Ltd.	149,800	2,026
	Sanshin Electronics Co. Ltd.	244,600	2,019
	Nippon Chemi-Con Corp.	1,509,000	2,009
	Yahagi Construction Co. Ltd.	282,300	2,008
^	Megachips Corp.	195,100	2,006
	Daiichi Jitsugyo Co. Ltd.	438,000	1,991
^	CHIMNEY Co. Ltd.	73,880	1,990
	Ministop Co. Ltd.	122,400	1,976
^	Michinoku Bank Ltd.	1,204,000	1,970
	Tsukuba Bank Ltd.	752,500	1,968
	JSP Corp.	114,000	1,962
	Kato Works Co. Ltd.	512,000	1,960
*	Fujiya Co. Ltd.	1,079,000	1,958
	Achilles Corp.	1,529,000	1,953
	Yusen Logistics Co. Ltd.	165,300	1,945
	Sumitomo Seika Chemicals Co. Ltd.	404,000	1,941
	Meiko Network Japan Co. Ltd.	175,400	1,934
	Kamei Corp.	214,600	1,933
	Koatsu Gas Kogyo Co. Ltd.	325,000	1,932
	Roland DG Corp.	97,200	1,930
	Fields Corp.	129,400	1,926
	Aichi Corp.	255,400	1,925
	Mie Bank Ltd.	1,016,000	1,898
	Pronexus Inc.	187,400	1,895
^	Tosho Printing Co. Ltd.	367,000	1,888
^	WATAMI Co. Ltd.	197,800	1,876
	Osaka Steel Co. Ltd.	114,400	1,874
^	Torishima Pump Manufacturing Co. Ltd.	197,000	1,872
	Yomiuri Land Co. Ltd.	392,000	1,854
*,^	Akebono Brake Industry Co. Ltd.	716,800	1,850
	Itochu-Shokuhin Co. Ltd.	48,400	1,844
	Daiken Corp.	649,000	1,842
	Toyo Tanso Co. Ltd.	143,800	1,837
	Starzen Co. Ltd.	63,100	1,830
	Hioki EE Corp.	85,800	1,822
	Icom Inc.	93,500	1,814
	Nippon Valqua Industries Ltd.	690,000	1,804
	Keihanshin Building Co. Ltd.	332,500	1,800
	Sinfonia Technology Co. Ltd.	1,353,000	1,798
*,^	Nippon Yakin Kogyo Co. Ltd.	1,389,200	1,795

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Shinko Shoji Co. Ltd.	183,800	1,793
	Kita-Nippon Bank Ltd.	70,400	1,785
	Komatsu Seiren Co. Ltd.	321,100	1,781
^	MTI Ltd.	254,200	1,781
	Japan Transcity Corp.	542,000	1,779
*,^	KLab Inc.	331,400	1,778
	Mitsubishi Steel Manufacturing Co. Ltd.	1,056,000	1,759
	Yushin Precision Equipment Co. Ltd.	102,600	1,755
	Riken Technos Corp.	484,900	1,745
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,012,000	1,742
	CONEXIO Corp.	152,300	1,729
^	U-Shin Ltd.	270,400	1,727
	Kurimoto Ltd.	1,133,000	1,710
	Uchida Yoko Co. Ltd.	413,000	1,710
^	Zuiko Corp.	41,700	1,708
	Ryoden Trading Co. Ltd.	290,000	1,691
^	Right On Co. Ltd.	125,100	1,685
^	Nippon Parking Development Co. Ltd.	1,519,000	1,685
	Stella Chemifa Corp.	83,300	1,683
	Artnature Inc.	202,200	1,677
	Honeys Co. Ltd.	160,920	1,661
	Misawa Homes Co. Ltd.	240,300	1,659
	Takiron Co. Ltd.	339,000	1,657
^	CMK Corp.	439,200	1,644
	Nippon Denko Co. Ltd.	1,024,500	1,642
	Toyo Kohan Co. Ltd.	519,600	1,635
	Sumitomo Densetsu Co. Ltd.	132,700	1,632
	Mars Engineering Corp.	89,800	1,616
	Advan Co. Ltd.	167,700	1,608
	Mito Securities Co. Ltd.	615,200	1,601
	Kourakuen Holdings Corp.	115,804	1,599
	Aderans Co. Ltd.	317,600	1,597
	Tonami Holdings Co. Ltd.	622,000	1,593
*	KNT-CT Holdings Co. Ltd.	1,080,000	1,588
*,^	Nippon Sharyo Ltd.	653,000	1,581
	SRA Holdings	68,100	1,581
	Mimasu Semiconductor Industry Co. Ltd.	164,400	1,578
	Godo Steel Ltd.	867,000	1,577
^	Mitani Sekisan Co. Ltd.	101,600	1,573
	Hosokawa Micron Corp.	303,000	1,564
	Fuso Pharmaceutical Industries Ltd.	647,000	1,554
^	Fudo Tetra Corp.	1,264,000	1,554
	Sinanen Holdings Co. Ltd.	403,000	1,548
^	Aeon Fantasy Co. Ltd.	70,100	1,546
^	Hokkaido Gas Co. Ltd.	598,000	1,535
	Tokyo Rope Manufacturing Co. Ltd.	1,118,000	1,533
	Atsugi Co. Ltd.	1,428,000	1,520
	Shimizu Bank Ltd.	72,000	1,518
^	Chuetsu Pulp & Paper Co. Ltd.	826,000	1,518
	Denyo Co. Ltd.	138,500	1,486
	Mitsui High-Tec Inc.	241,600	1,481
	Tokyo Energy & Systems Inc.	197,000	1,476
	Toyo Securities Co. Ltd.	636,000	1,472
	Tsutsumi Jewelry Co. Ltd.	70,400	1,471
	Japan Radio Co. Ltd.	579,000	1,458
	K&O Energy Group Inc.	123,800	1,455
	Sekisui Plastics Co. Ltd.	455,000	1,452
^	Nissei ASB Machine Co. Ltd.	76,300	1,442
	Takaoka Toko Co. Ltd.	92,400	1,439
	Fuji Oil Co. Ltd.	465,000	1,438
	Chori Co. Ltd.	98,500	1,418
	Hokkan Holdings Ltd.	467,000	1,408
	Hisaka Works Ltd.	190,300	1,387
	Taiho Kogyo Co. Ltd.	127,600	1,384

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Onoken Co. Ltd.	130,000	1,382
^	Japan Drilling Co. Ltd.	60,900	1,381
	Future Corp.	201,500	1,359
	Ateam Inc.	94,100	1,353
	Mitsubishi Research Institute Inc.	42,600	1,349
	Parco Co. Ltd.	159,300	1,342
^	Showa Aircraft Industry Co. Ltd.	140,000	1,336
	Kitagawa Iron Works Co. Ltd.	747,000	1,332
	Teikoku Electric Manufacturing Co. Ltd.	178,900	1,331
	Kyosan Electric Manufacturing Co. Ltd.	422,000	1,316
	Gun-Ei Chemical Industry Co. Ltd.	471,000	1,310
	Shibusawa Warehouse Co. Ltd.	515,000	1,304
	Tokyo Tekko Co. Ltd.	383,000	1,300
*,^	SWCC Showa Holdings Co. Ltd.	2,136,000	1,294
	Arakawa Chemical Industries Ltd.	151,600	1,287
	Elematec Corp.	74,500	1,276
	Mitsubishi Nichiyu Forklift Co. Ltd.	282,500	1,275
	Mitsui Matsushima Co. Ltd.	1,221,571	1,269
	Happinet Corp.	150,700	1,258
*	Nakayama Steel Works Ltd.	2,027,000	1,249
	Noritsu Koki Co. Ltd.	219,600	1,246
	Zuken Inc.	127,500	1,246
	Nihon Dempa Kogyo Co. Ltd.	190,600	1,237
	Toli Corp.	428,000	1,234
^	Japan Cash Machine Co. Ltd.	151,300	1,228
	ASAHI YUKIZAI Corp.	648,000	1,223
	Furuno Electric Co. Ltd.	215,100	1,214
	Kanaden Corp.	154,700	1,205
	Iwasaki Electric Co. Ltd.	705,000	1,202
	Cleanup Corp.	185,800	1,200
	NDS Co. Ltd.	441,000	1,199
	Yushiro Chemical Industry Co. Ltd.	106,300	1,196
^	CMIC Holdings Co. Ltd.	80,900	1,195
	NS United Kaiun Kaisha Ltd.	877,000	1,194
^	GCA Savvian Corp.	129,100	1,193
	Tomoku Co. Ltd.	468,000	1,183
	Gakken Holdings Co. Ltd.	522,000	1,179
	Inaba Seisakusho Co. Ltd.	96,200	1,173
	Matsuda Sangyo Co. Ltd.	107,600	1,162
	Hodogaya Chemical Co. Ltd.	572,000	1,162
^	Funai Electric Co. Ltd.	138,400	1,160
	Taisei Lamick Co. Ltd.	44,400	1,160
	Nihon Yamamura Glass Co. Ltd.	767,000	1,154
	Asunaro Aoki Construction Co. Ltd.	184,300	1,133
*,^	Takata Corp.	308,927	1,132
	Organo Corp.	293,000	1,126
^	Tabuchi Electric Co. Ltd.	258,800	1,121
	Kobe Bussan Co. Ltd.	51,600	1,114
	Corona Corp. Class A	113,500	1,111
	Sanoh Industrial Co. Ltd.	199,500	1,092
^	Kobelco Eco-Solutions Co. Ltd.	271,000	1,080
	Ichikoh Industries Ltd.	470,000	1,047
	Nippon Chemiphar Co. Ltd.	236,000	1,036
	Sankyo Seiko Co. Ltd.	301,500	1,034
	Maezawa Kyuso Industries Co. Ltd.	79,200	1,033
	Chugai Ro Co. Ltd.	569,000	1,013
^	Pasona Group Inc.	165,000	1,007
	Tatsuta Electric Wire and Cable Co. Ltd.	317,900	998
	Shinwa Co. Ltd.	77,000	983
^	Tokyo Rakutenchi Co. Ltd.	218,000	979
	Rhythm Watch Co. Ltd.	729,000	969
	Daisyo Corp.	74,200	962
	Fujikura Kasei Co. Ltd.	212,000	955
	Mitsui Home Co. Ltd.	207,000	947

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Maezawa Kasei Industries Co. Ltd.	101,600	941
	T RAD Co. Ltd.	575,000	939
	ST Corp.	92,500	937
	Alpha Systems Inc.	58,600	937
	Gecoss Corp.	91,200	930
	Fujitsu Frontech Ltd.	101,700	929
	Hakuto Co. Ltd.	110,600	926
	Dunlop Sports Co. Ltd.	101,371	925
	Dai-ichi Seiko Co. Ltd.	83,300	921
^	Daikoku Denki Co. Ltd.	76,200	916
^	Mitsubishi Kakoki Kaisha Ltd.	469,000	913
	Toyo Denki Seizo KK	308,000	889
	Seika Corp.	439,000	884
	Nippon Coke & Engineering Co. Ltd.	1,211,700	874
^	Kinki Sharyo Co. Ltd.	305,000	874
^	Toda Kogyo Corp.	315,000	873
^	Pocket Card Co. Ltd.	177,600	871
	CAC Holdings Corp.	113,400	871
	Chuo Spring Co. Ltd.	317,000	867
	Daidoh Ltd.	195,000	857
	NEC Capital Solutions Ltd.	61,300	853
	Shimojima Co. Ltd.	84,700	852
	Kitano Construction Corp.	352,000	845
	Takihyo Co. Ltd.	210,000	818
	Okura Industrial Co. Ltd.	309,000	810
	Paris Miki Holdings Inc.	186,700	784
	Nice Holdings Inc.	616,000	777
	Tokyo Electron Device Ltd.	56,800	769
	AOI Electronics Co. Ltd.	39,230	761
	Airport Facilities Co. Ltd.	159,300	706
*,^	Yamada SxL Home Co. Ltd.	857,000	700
	Krosaki Harima Corp.	311,000	688
*	Janome Sewing Machine Co. Ltd.	125,900	685
	Sumitomo Precision Products Co. Ltd.	220,000	678
	Endo Lighting Corp.	78,800	677
*,^	Aplus Financial Co. Ltd.	675,800	621
	Srg Takamiya Co. Ltd.	130,700	590
	Panasonic Industrial Devices SUNX Co. Ltd.	112,900	583
^	Cybozu Inc.	178,300	562
*,^	FDK Corp.	650,000	547
^	NIFTY Corp.	52,400	518
*,^	Shin Nippon Biomedical Laboratories Ltd.	129,900	485
	ValueCommerce Co. Ltd.	146,900	478
^	Toa Oil Co. Ltd.	377,000	444
	Best Denki Co. Ltd.	413,600	443
*	Kojima Co. Ltd.	149,300	356
	Japan Pure Chemical Co. Ltd.	13,619	254
	Mory Industries Inc.	16,032	43
			34,196,183
Malaysia (0.8%)
	Public Bank Bhd. (Local)	32,556,143	155,730
	Tenaga Nasional Bhd.	36,970,100	135,809
	Malayan Banking Bhd.	56,250,829	128,421
	Axiata Group Bhd.	47,199,400	68,175
	CIMB Group Holdings Bhd.	57,010,400	68,028
	Sime Darby Bhd.	34,501,800	67,906
	Genting Bhd.	23,188,000	52,420
	Petronas Chemicals Group Bhd.	30,311,727	52,047
	IHH Healthcare Bhd.	29,203,277	48,921
	Petronas Gas Bhd.	8,309,900	46,721
	DiGi.Com Bhd.	38,934,900	43,814
	IOI Corp. Bhd.	38,200,886	43,130
	Maxis Bhd.	27,517,650	39,377
	Kuala Lumpur Kepong Bhd.	5,604,786	34,286

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Genting Malaysia Bhd.	29,883,600	34,144
	MISC Bhd.	15,400,230	33,289
	IJM Corp. Bhd.	32,809,820	28,956
	Gamuda Bhd.	22,369,100	27,183
	PPB Group Bhd.	6,171,800	25,518
	AMMB Holdings Bhd.	20,175,900	23,367
	Hong Leong Bank Bhd.	6,614,952	22,770
	YTL Corp. Bhd.	54,542,786	21,767
	Telekom Malaysia Bhd.	11,850,800	20,168
	Petronas Dagangan Bhd.	3,119,100	19,032
	Dialog Group Bhd.	44,178,244	17,953
	British American Tobacco Malaysia Bhd.	1,506,300	17,679
	SapuraKencana Petroleum Bhd.	39,985,422	16,829
	Malaysia Airports Holdings Bhd.	9,533,000	16,343
2	Astro Malaysia Holdings Bhd.	21,486,300	15,197
	RHB Capital Bhd.	9,155,400	14,330
	IOI Properties Group Bhd.	19,863,065	12,292
	YTL Power International Bhd.	31,621,280	12,134
	Westports Holdings Bhd.	11,312,500	11,997
	HAP Seng Consolidated Bhd.	6,052,300	11,869
	Alliance Financial Group Bhd.	11,490,000	11,765
	UMW Holdings Bhd.	6,959,500	11,674
	Top Glove Corp. Bhd.	8,431,900	10,699
	Malakoff Corp. Bhd.	25,518,000	10,690
	Genting Plantations Bhd.	3,776,300	10,342
	Lafarge Malaysia Bhd.	4,407,000	9,875
	Hong Leong Financial Group Bhd.	2,355,832	8,997
	KLCCP Stapled Group	4,685,200	8,639
	Hartalega Holdings Bhd.	7,499,080	8,235
	My EG Services Bhd.	15,627,200	8,031
	Bursa Malaysia Bhd.	3,629,200	7,808
	SP Setia Bhd Group	9,234,400	7,609
	Felda Global Ventures Holdings Bhd.	20,109,624	7,450
	Bumi Armada Bhd.	36,000,187	7,269
	Sunway Bhd.	9,054,957	7,255
	Sunway REIT	17,110,500	7,094
	Berjaya Sports Toto Bhd.	8,525,387	6,635
	AirAsia Bhd.	13,581,500	6,593
	KPJ Healthcare Bhd.	5,989,490	6,488
	QL Resources Bhd.	5,724,764	6,405
*	Kulim Malaysia Bhd.	6,234,650	6,320
	Mah Sing Group Bhd.	16,631,007	6,212
	TIME dotCom Bhd.	3,107,940	5,865
	BIMB Holdings Bhd.	5,664,660	5,578
	Cahya Mata Sarawak Bhd.	5,664,000	5,560
	Kossan Rubber Industries	3,305,200	5,075
	Inari Amertron Bhd.	7,077,675	4,942
	MMC Corp. Bhd.	8,932,400	4,804
	Press Metal Bhd.	6,352,300	4,764
	UEM Sunrise Bhd.	17,226,503	4,484
	WCT Holdings Bhd.	9,759,150	4,089
	Capitaland Malaysia Mall Trust	10,816,200	3,984
	Pavilion REIT	9,285,400	3,968
	Berjaya Auto Bhd.	6,439,040	3,624
	Media Prima Bhd.	9,922,400	3,578
	Yinson Holdings Bhd.	4,802,600	3,388
*	Aeon Co. M Bhd.	4,555,508	3,286
*	Syarikat Takaful Malaysia Bhd.	3,011,763	3,061
*	Eastern & Oriental Bhd.	7,758,726	3,038
*	Malaysia Building Society Bhd.	8,874,400	2,950
	Berjaya Corp. Bhd.	29,253,200	2,877
	Supermax Corp. Bhd.	4,300,600	2,861
	OSK Holdings Bhd.	6,595,690	2,783
	Unisem M Bhd.	4,873,000	2,755

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Pos Malaysia Bhd.	3,675,300	2,725
	Malaysian Resources Corp. Bhd.	8,475,900	2,619
*	Eco World Development Group Bhd.	7,763,300	2,560
	VS Industry Bhd.	8,055,400	2,492
	DRB-Hicom Bhd.	10,026,100	2,487
	Gas Malaysia Bhd.	3,682,200	2,173
	Muhibbah Engineering M Bhd.	3,374,300	2,026
*	KNM Group Bhd.	15,583,625	1,887
	Datasonic Group Bhd.	5,398,600	1,820
	Sunway Construction Group Bhd.	4,122,125	1,708
*	AirAsia X Bhd.	19,169,250	1,664
	TA Enterprise Bhd.	11,378,900	1,600
*	UMW Oil & Gas Corp. Bhd.	6,526,100	1,556
*	Dayang Enterprise Holdings Bhd.	3,669,100	1,227
*	Parkson Holdings Bhd.	4,655,520	1,084
*	Malaysia Marine and Heavy Engineering Holdings Bhd.	3,471,171	994
*	Mulpha International Bhd.	12,712,800	975
	Malaysian Bulk Carriers Bhd.	4,423,100	937
*	Mudajaya Group Bhd.	3,108,666	937
	Coastal Contracts Bhd.	1,949,100	811
	Puncak Niaga Holdings Bhd.	2,268,000	696
*	Gamuda Bhd. Warrants	3,649,266	654
*	MPHB Capital Bhd.	553,543	204
*	AirAsia X Bhd. Warrants Exp. 06/8/2020	1,955,625	100
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	1,144,372	88
*	Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	2,286,033	79
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	1,594,005	78
*	BIMB Holdings Bhd. Warrants Exp. 12/4/2023	741,960	63
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	462,666	53
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	1,014,820	50
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	714,028	38
*	Malaysia Building Society Bhd. Warrants Exp. 5/31/2016	568,847	38
*	KNM Group Bhd. Warrants Exp. 11/15/2017	1,643,477	36
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	34
*	KNM Group Bhd. Warrants Exp. 04/21/2020	1,085,087	33
*	Mah Sing Group Warrants Exp. 01/15/2026	895,021	33
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	19
*	MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	1
*	Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	—
			1,693,580
Mexico (1.0%)
	Fomento Economico Mexicano SAB de CV	22,651,343	210,759
	America Movil SAB de CV	291,323,474	205,903
	Grupo Televisa SAB	27,557,157	160,589
	Wal-Mart de Mexico SAB de CV	58,886,273	145,636
	Grupo Financiero Banorte SAB de CV	23,816,483	135,205
*	Cemex SAB de CV	146,568,214	108,789
	Grupo Mexico SAB de CV Class B	40,959,981	104,182
	Fibra Uno Administracion SA de CV	28,253,289	67,264
	Grupo Bimbo SAB de CV Class A	19,774,101	60,283
	Alfa SAB de CV Class A	29,597,218	55,635
	Grupo Financiero Inbursa SAB de CV	21,558,560	42,329
	Coca-Cola Femsa SAB de CV	4,326,390	37,604
*	Grupo Aeroportuario del Sureste SAB de CV Class B	2,363,565	36,297
	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,609,732	34,010
	Mexichem SAB de CV	11,680,875	29,486
	Grupo Financiero Santander Mexico SAB de CV Class B	15,783,305	28,925
	Promotora y Operadora de Infraestructura SAB de CV (Ordinary Shares)	2,076,470	26,334
	Gruma SAB de CV Class B	1,767,958	25,827
	Grupo Carso SAB de CV	5,041,805	24,109
	El Puerto de Liverpool SAB de CV	2,045,680	23,254
	Gentera SAB de CV	11,609,821	23,092
	Kimberly-Clark de Mexico SAB de CV Class A	9,006,936	21,318
	Alsea SAB de CV	5,410,418	20,721

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Industrias Penoles SAB de CV	1,322,241	20,670
	Arca Continental SAB de CV	2,838,119	19,591
	Megacable Holdings SAB de CV	3,183,256	14,700
	Grupo Lala SAB de CV	5,011,296	13,402
*	OHL Mexico SAB de CV	8,061,455	13,110
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	2,169,320	12,553
	Macquarie Mexico Real Estate Management SA de CV	8,357,239	11,503
	PLA Administradora Industrial S de RL de CV	5,658,714	10,453
	Bolsa Mexicana de Valores SAB de CV	6,147,081	10,208
*	Grupo Aeromexico SAB de CV	4,366,488	9,959
	Corp Inmobiliaria Vesta SAB de CV	5,643,832	9,198
*	Genomma Lab Internacional SAB de CV Class B	8,045,716	8,839
*	Telesites SAB de CV	14,181,067	8,704
	Grupo Comercial Chedraui SA de CV	3,045,769	8,632
2	Nemak SAB de CV	5,788,395	8,303
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,787,454	7,910
	Infraestructura Energetica Nova SAB de CV	2,023,717	7,908
*	Industrias CH SAB de CV Class B	1,757,539	7,324
	Industrias Bachoco SAB de CV Class B	1,691,788	7,090
	Grupo Elektra SAB DE CV	372,186	6,998
*	Organizacion Soriana SAB de CV Class B	2,717,888	6,588
	Alpek SAB de CV	3,668,156	6,125
	Grupo Sanborns SAB de CV	4,306,000	5,957
	Concentradora Fibra Danhos SA de CV	2,352,395	5,272
	Prologis Property Mexico SA de CV	3,313,307	5,219
	Promotora y Operadora de Infraestructura SAB de CV	470,905	4,929
*	La Comer SAB de CV	4,569,040	4,770
	Grupo Financiero Interacciones SA de CV	828,427	4,707
	Credito Real SAB de CV SOFOM ER	1,884,700	4,157
*	Minera Frisco SAB de CV	5,809,721	4,150
	Banregio Grupo Financiero SAB de CV	652,738	3,912
	Concentradora Fibra Hotelera Mexicana SA de CV	4,224,350	3,840
*	Axtel SAB de CV	8,300,700	3,681
*	Hoteles City Express SAB de CV	2,869,846	3,586
	Unifin Financiera SAB de CV SOFOM ENR	1,170,179	3,450
	Rassini SAB de CV	728,700	3,389
*	Grupo GICSA SA de CV	4,249,600	3,339
	Consorcio ARA SAB de CV	7,970,615	3,127
	Grupo Herdez SAB de CV	1,389,816	3,076
*,2	Elementia SAB de CV	1,996,549	2,733
*	Grupo Rotoplas SAB de CV	1,315,149	2,654
*	Qualitas Controladora SAB de CV	1,947,251	2,617
*	Grupo Simec SAB de CV Class B	773,438	2,580
	TV Azteca SAB de CV	15,315,575	2,136
*	Empresas ICA SAB de CV	5,479,113	1,172
*	Grupo Famsa SAB de CV Class A	1,523,300	1,153
*	Urbi Desarrollos Urbanos SAB de CV	2,494,600	231
*	Cemex SAB de CV ADR	23,891	178
	Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	113
*	Corp GEO SAB de CV	22,761	13
			1,943,460
Netherlands (2.1%)
	Unilever NV	16,314,437	710,649
	ING Groep NV	40,453,928	495,701
*	ASML Holding NV	3,363,898	325,142
	Unibail-Rodamco SE	1,032,735	276,821
	Koninklijke Philips NV	9,693,413	266,362
	Heineken NV	2,294,383	215,276
	Koninklijke Ahold NV	8,751,597	190,560
	Akzo Nobel NV	2,592,566	184,194
	RELX NV	9,723,355	163,291
	Koninklijke KPN NV	32,524,790	127,812
	NN Group NV	3,493,173	121,258
	Wolters Kluwer NV	3,090,703	117,734

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Aegon NV (Amsterdam Shares)	19,943,965	114,665
	Koninklijke DSM NV	1,829,527	112,291
^	ArcelorMittal	18,749,595	105,844
	Heineken Holding NV	1,024,073	84,545
	Randstad Holding NV	1,144,251	61,488
*	Altice NV Class A	4,034,713	61,166
	Gemalto NV	841,779	54,717
*,2	ABN AMRO Group NV	2,275,015	48,673
*	TNT Express NV	4,860,746	44,125
	Koninklijke Vopak NV	699,945	38,056
	Boskalis Westminster	826,476	34,467
	Aalberts Industries NV	1,003,714	34,446
	SBM Offshore NV	1,932,410	25,884
	Delta Lloyd NV	4,754,584	24,255
	Eurocommercial Properties NV	487,624	22,773
	IMCD Group NV	549,028	22,211
	Wereldhave NV	419,158	21,605
	ASM International NV	511,607	20,898
*	PostNL NV	4,667,388	20,431
	APERAM SA	490,152	19,296
*	Altice NV Class B	1,249,742	19,103
*	OCI NV	873,234	17,255
^	TKH Group NV	433,612	17,143
*	Galapagos NV	362,629	16,487
	Corbion NV	617,721	15,778
2	GrandVision NV	531,550	14,599
	USG People NV	689,585	13,765
*	Fugro NV	615,323	12,533
2	Flow Traders	311,619	12,370
	Arcadis NV	699,081	11,983
*	TomTom NV	1,250,552	11,394
	Koninklijke BAM Groep NV	2,302,840	11,085
*,2	Refresco Gerber NV	534,127	9,891
	Vastned Retail NV	196,144	8,639
	NSI NV	1,437,500	6,832
	Wessanen	550,832	5,685
^	Accell Group	258,129	5,471
	Brunel International NV	199,086	4,487
	BinckBank NV	626,135	3,690
	Aegon (New York Shares)	922	5
*,^	SRH NV	672,039	—
			4,384,831
New Zealand (0.2%)
	Spark New Zealand Ltd.	19,053,832	49,269
	Fletcher Building Ltd. (New Zealand Shares)	6,910,111	40,170
	Auckland International Airport Ltd.	9,320,124	39,981
	Fisher & Paykel Healthcare Corp. Ltd.	5,816,377	37,121
	Contact Energy Ltd.	7,605,295	26,984
	Ryman Healthcare Ltd.	4,284,314	26,707
	SKYCITY Entertainment Group Ltd.	6,155,183	20,999
	Z Energy Ltd.	3,800,674	20,783
	SKY Network Television Ltd.	4,063,348	15,082
	Mighty River Power Ltd.	7,050,596	14,877
	Kiwi Property Group Ltd.	13,233,106	13,662
	Trade Me Group Ltd.	4,206,978	13,379
	Chorus Ltd.	4,194,827	11,706
*,^	Xero Ltd.	925,157	10,574
	EBOS Group Ltd.	921,594	10,265
	Goodman Property Trust	10,861,309	10,152
	Infratil Ltd.	4,236,811	9,578
*,^	a2 Milk Co. Ltd.	7,525,966	9,257
	Air New Zealand Ltd.	5,373,798	9,221
	Mainfreight Ltd.	732,406	8,377
^	Precinct Properties New Zealand Ltd.	9,198,539	8,183

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Genesis Energy Ltd.	5,254,292	7,523
	Nuplex Industries Ltd.	2,001,046	7,352
	Freightways Ltd.	1,523,370	7,034
	Summerset Group Holdings Ltd.	2,269,428	7,029
	Argosy Property Ltd.	8,412,297	6,986
	Vector Ltd.	2,511,085	5,876
	Metlifecare Ltd.	1,265,411	4,615
	Vital Healthcare Property Trust	2,938,994	4,245
	Warehouse Group Ltd.	1,572,280	3,027
	Heartland Bank Ltd.	3,309,591	2,792
*	New Zealand Refining Co. Ltd.	1,123,078	2,343
	TOWER Ltd.	1,652,598	2,076
	Kathmandu Holdings Ltd.	1,606,090	1,781
	Fletcher Building Ltd. (Australia Shares)	240,759	1,390
*,^	New Zealand Oil & Gas Ltd.	2,574,171	869
*	Bathurst Resources Ltd.	1,188,709	13
			471,278
Norway (0.5%)
	Statoil ASA	10,011,890	176,222
^	DNB ASA	11,197,402	143,287
	Telenor ASA	7,283,258	125,317
^	Yara International ASA	1,845,496	73,816
^	Orkla ASA	8,208,089	71,656
^	Norsk Hydro ASA	13,996,272	60,898
	Marine Harvest ASA	3,904,035	60,849
^	Gjensidige Forsikring ASA	1,782,538	30,518
*,^	Subsea 7 SA	2,892,791	26,542
*	Schibsted ASA Class B	924,787	26,314
	Schibsted ASA Class A	844,594	24,615
*	Storebrand ASA	4,732,510	20,043
	Tomra Systems ASA	1,564,547	18,175
^	TGS Nopec Geophysical Co. ASA	1,080,882	18,033
*,^	Seadrill Ltd.	3,631,675	17,419
	Salmar ASA	544,347	13,525
2	XXL ASA	1,037,045	12,516
	Bakkafrost P/F	340,218	12,035
	Leroy Seafood Group ASA	242,571	11,839
*,^	Det Norske Oljeselskap ASA	1,151,391	10,244
	Veidekke ASA	743,228	10,197
*,^	Nordic Semiconductor ASA	1,656,047	9,632
	Atea ASA	989,165	9,281
	Kongsberg Gruppen ASA	527,406	8,842
^	Opera Software ASA	1,065,049	8,701
^	Petroleum Geo-Services ASA	2,343,177	8,263
	SpareBank 1 SMN	1,316,527	8,095
*,^	DNO ASA	6,651,557	7,643
	Austevoll Seafood ASA	789,633	6,643
^	SpareBank 1 SR-Bank ASA	1,286,032	6,265
2	Entra ASA	660,187	6,234
*,2	Aker Solutions ASA	1,492,653	5,706
*,^	Norwegian Air Shuttle ASA	118,114	5,441
^	Aker ASA	260,621	5,373
^	Hoegh LNG Holdings Ltd.	448,450	5,234
2	BW LPG Ltd.	741,839	4,458
*,^	REC Silicon ASA	19,768,020	4,329
	Wilh Wilhelmsen ASA	748,483	3,991
	Ocean Yield ASA	388,716	2,629
*	Norwegian Property ASA	2,352,360	2,629
	Stolt-Nielsen Ltd.	176,576	2,335
*,^	Akastor ASA	1,330,480	1,848
^	Prosafe SE	2,633,420	1,586
*,^	Archer Ltd.	131,234	115
			1,089,333

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

Market
Value
Shares	($000)
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	9,218,531	322,003

Pakistan (0.0%)
Engro Corp. Ltd.	2,730,037	8,150
Oil & Gas Development Co. Ltd.	5,852,621	7,335
Hub Power Co. Ltd.	6,535,522	6,775
United Bank Ltd.	2,935,000	4,591
Pakistan State Oil Co. Ltd.	1,244,079	4,198
Lucky Cement Ltd.	557,757	2,932
Pakistan Petroleum Ltd.	1,985,627	2,770
Fauji Fertilizer Co. Ltd.	1,567,497	1,604
*	SUI Southern Gas Co. Ltd.	2,923,612	794
Kot Addu Power Co. Ltd.	449,692	322
39,471
Peru (0.1%)
Credicorp Ltd. (New York Shares)	395,341	57,491
Credicorp Ltd.	141,272	20,494
*	Cia de Minas Buenaventura SAA ADR	1,877,527	19,057
*	Cia de Minas Buenaventura SAA	289,871	2,647
99,689
Philippines (0.3%)
SM Investments Corp.	3,339,496	67,089
Ayala Land Inc.	56,978,320	42,040
JG Summit Holdings Inc.	23,954,180	41,553
Ayala Corp.	2,523,954	41,453
Universal Robina Corp.	9,150,000	40,632
SM Prime Holdings Inc.	81,827,182	39,459
Aboitiz Equity Ventures Inc.	23,098,180	32,654
BDO Unibank Inc.	15,181,817	32,343
Bank of the Philippine Islands	16,534,844	31,900
Philippine Long Distance Telephone Co.	820,320	29,989
Manila Electric Co.	3,201,110	23,415
Metropolitan Bank & Trust Co.	13,266,603	22,973
Jollibee Foods Corp.	4,484,380	21,938
GT Capital Holdings Inc.	575,727	16,759
Aboitiz Power Corp.	16,776,923	16,050
Metro Pacific Investments Corp.	116,381,100	14,398
Globe Telecom Inc.	291,725	13,629
Alliance Global Group Inc.	42,299,441	13,060
Security Bank Corp.	3,151,240	11,412
DMCI Holdings Inc.	42,555,000	11,300
*	International Container Terminal Services Inc.	7,677,910	10,630
Robinsons Land Corp.	16,726,134	9,654
LT Group Inc.	29,293,700	9,609
Megaworld Corp.	119,567,400	9,591
Semirara Mining & Power Corp. Class A	3,156,530	8,541
Puregold Price Club Inc.	9,838,300	8,433
Energy Development Corp.	66,780,000	8,388
Petron Corp.	25,680,100	5,832
First Gen Corp.	13,236,300	5,720
Cosco Capital Inc.	32,511,700	5,503
Emperador Inc.	31,649,704	5,353
DoubleDragon Properties Corp.	5,951,300	4,946
Manila Water Co. Inc.	8,280,100	4,906
Robinsons Retail Holdings Inc.	2,987,580	4,897
D&L Industries Inc.	22,106,200	4,238
Vista Land & Lifescapes Inc.	38,526,750	3,937
Filinvest Land Inc.	97,611,000	3,808
Cebu Air Inc.	1,919,360	3,641
First Philippine Holdings Corp.	2,090,380	2,971
Lopez Holdings Corp.	19,058,170	2,966
*	Bloomberry Resorts Corp.	30,279,300	2,747
Belle Corp.	39,123,808	2,532

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Nickel Asia Corp.	17,288,500	1,963
*	Melco Crown Philippines Resorts Corp.	14,151,200	692
*	Philex Mining Corp.	2,794,115	353
*	Philex Petroleum Corp.	5,077,551	249
	Travellers International Hotel Group Inc.	2,769,874	199
			696,345
Poland (0.3%)
	Polski Koncern Naftowy ORLEN SA	3,376,968	60,905
*	Powszechna Kasa Oszczednosci Bank Polski SA	9,045,835	57,967
	Bank Pekao SA	1,360,946	55,346
	Powszechny Zaklad Ubezpieczen SA	5,882,139	53,241
	KGHM Polska Miedz SA	1,451,597	28,301
	PGE Polska Grupa Energetyczna SA	7,625,716	26,332
	Polskie Gornictwo Naftowe i Gazownictwo SA	18,598,188	24,772
^	Bank Zachodni WBK SA	300,453	20,895
	LPP SA	13,559	20,016
*	Cyfrowy Polsat SA	2,290,086	14,580
	Asseco Poland SA	795,046	12,066
	Eurocash SA	838,717	11,983
	CCC SA	266,204	11,870
	Orange Polska SA	6,925,087	11,285
*	Grupa Azoty SA	484,534	11,035
*,^	mBank SA	129,194	10,914
	Energa SA	3,303,912	10,765
*	Alior Bank SA	510,465	9,236
	Tauron Polska Energia SA	10,717,399	8,308
*,^	Bank Millennium SA	6,321,333	8,280
*,^	Grupa Lotos SA	954,377	7,420
	Enea SA	2,348,026	7,259
	Kernel Holding SA	524,064	7,063
	KRUK SA	132,456	6,611
	Bank Handlowy w Warszawie SA	337,742	6,551
	Budimex SA	105,142	5,372
^	Synthos SA	4,949,745	5,278
*	Ciech SA	269,324	4,993
*	CD Projekt Red SA	644,742	4,299
*	Globe Trade Centre SA	1,865,698	3,446
^	PKP Cargo SA	296,184	3,203
*,^	Jastrzebska Spolka Weglowa SA	520,621	2,681
	Warsaw Stock Exchange	266,044	2,628
^	Lubelski Wegiel Bogdanka SA	218,463	2,618
*,^	Getin Noble Bank SA	11,236,381	1,502
*	Neuca SA	17,111	1,470
*	Bioton SA	506,465	1,401
*	Integer.pl SA	57,091	1,193
	Boryszew SA	888,710	1,178
*	Getin Holding SA	3,217,127	960
^	Netia SA	245,617	325
			545,548
Portugal (0.1%)
	EDP - Energias de Portugal SA	20,106,902	71,482
	Galp Energia SGPS SA	5,007,574	68,802
	Jeronimo Martins SGPS SA	2,552,170	41,785
*	Banco Comercial Portugues SA	426,612,296	18,954
	NOS SGPS SA	2,316,222	16,607
	EDP Renovaveis SA	2,098,588	16,359
	CTT-Correios de Portugal SA	1,553,227	14,363
	Sonae SGPS SA	9,098,854	10,105
	Navigator Co. SA	2,585,254	9,225
	Altri SGPS SA	1,164,479	4,537
	Semapa-Sociedade de Investimento e Gestao	335,294	4,250
*	Banco BPI SA	3,388,247	4,246
	REN - Redes Energeticas Nacionais SGPS SA	1,396,789	4,189
^	Mota-Engil SGPS SA	1,004,427	2,080

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Sonaecom SGPS SA	226,781	592
*	Banco Espirito Santo SA	19,970,703	30
			287,606
Russia (0.8%)
	Gazprom PAO	89,402,020	232,928
	Sberbank of Russia PJSC	109,336,192	208,736
	Lukoil PJSC	3,790,563	161,211
	Magnit PJSC GDR	2,915,411	101,072
	NOVATEK OAO	7,800,310	73,924
	MMC Norilsk Nickel PJSC	494,719	71,889
	Gazprom PAO ADR (London Shares)	12,869,996	66,872
	Tatneft OAO	10,276,813	54,182
	Lukoil PJSC ADR	1,264,524	53,878
	Surgutneftegas OAO Preference Shares	80,421,700	52,138
	AK Transneft OAO Preference Shares	16,237	50,229
	Rosneft OAO	9,022,069	48,946
	Mobile TeleSystems PJSC ADR	5,161,505	47,796
	VTB Bank PJSC	39,070,624,410	42,255
	Novatek OAO GDR	390,868	37,721
	Surgutneftegas OAO	49,707,536	26,181
*	Tatneft PAO ADR (London Shares)	768,834	24,237
	Moscow Exchange MICEX-RTS PJSC	14,683,348	23,176
	Alrosa PAO	18,056,600	20,620
	Rosneft OAO GDR	3,143,359	17,251
	Rostelecom PJSC	10,745,963	16,364
	VTB Bank PJSC GDR	7,272,186	15,625
	RusHydro PJSC	1,371,043,350	14,619
	Surgutneftegas OAO ADR	2,438,084	12,957
	Severstal PAO	1,123,418	12,614
	PhosAgro OAO GDR	804,485	12,476
	NLMK PJSC GDR	870,635	11,826
	MegaFon PJSC GDR	974,819	11,229
	Bashneft PAO	222,876	9,910
	Sistema JSFC GDR	1,306,784	9,604
*	Uralkali PJSC	3,791,872	9,566
	Sberbank of Russia ADR (London Shares)	937,358	7,536
	Severstal PAO GDR	631,345	7,353
*	Bashneft PAO Preference Shares	207,817	5,974
	E.ON Russia JSC	134,647,196	5,491
	Magnitogorsk Iron & Steel Works OJSC	14,211,790	5,214
	Inter RAO UES PJSC	183,715,393	5,099
*	Aeroflot - Russian Airlines OJSC	4,026,521	4,823
	LSR Group PJSC GDR	1,888,888	4,263
	Sistema JSFC	14,050,088	4,222
*	Tatneft PAO Preference Shares	1,420,821	4,216
	Federal Grid Co. Unified Energy System JSC	2,638,332,440	4,093
	Acron JSC	68,217	3,740
	M.Video PAO	757,226	3,505
*	DIXY Group PJSC	513,010	2,649
*	Rosseti PJSC	214,554,055	2,066
^	Mechel PJSC ADR	978,972	1,948
	TMK PAO GDR	410,916	1,236
	Mosenergo OAO	49,770,556	1,099
*	Sollers PAO	145,990	973
	Novolipetsk Steel OJSC	445,750	615
*	Raspadskaya OAO	1,314,487	608
	OGK-2 PAO	138,346,306	605
	MMC Norilsk Nickel PJSC ADR	9,538	141
*	Tatneft PAO ADR	3,534	111
	Sberbank of Russia PJSC ADR	8,082	65
	Gazprom PAO ADR	10,809	56
*	Mechel	14,601	15
			1,629,748

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
Singapore (1.0%)
	Oversea-Chinese Banking Corp. Ltd.	34,068,464	221,312
	Singapore Telecommunications Ltd.	76,674,559	219,319
	DBS Group Holdings Ltd.	18,675,101	211,235
	United Overseas Bank Ltd.	12,575,514	173,298
	CapitaLand Ltd.	26,619,998	61,317
	Wilmar International Ltd.	21,987,118	60,398
	Keppel Corp. Ltd.	14,987,772	59,895
	Singapore Press Holdings Ltd.	16,664,080	50,162
^	Singapore Airlines Ltd.	5,763,061	49,196
	Singapore Exchange Ltd.	8,613,586	48,077
	ComfortDelGro Corp. Ltd.	21,420,887	45,911
	Global Logistic Properties Ltd.	31,277,158	44,353
	CapitaLand Mall Trust	28,001,685	42,987
	Ascendas REIT	22,052,140	40,247
	Singapore Technologies Engineering Ltd.	16,196,417	38,661
	City Developments Ltd.	6,174,050	38,189
	Genting Singapore plc	62,907,593	37,971
	Jardine Cycle & Carriage Ltd.	1,165,773	33,329
	Suntec REIT	25,406,522	31,744
	Hutchison Port Holdings Trust	52,933,821	23,499
*	UOL Group Ltd.	4,974,299	22,652
	CapitaLand Commercial Trust Ltd.	20,749,174	22,013
	Sembcorp Industries Ltd.	9,464,394	20,230
	SATS Ltd.	6,615,000	20,144
	Golden Agri-Resources Ltd.	67,230,493	19,944
	Singapore Post Ltd.	15,062,388	17,544
	Venture Corp. Ltd.	2,600,642	16,172
	Yangzijiang Shipbuilding Holdings Ltd.	22,001,297	16,130
*,^	Noble Group Ltd.	46,988,266	15,930
	Mapletree Industrial Trust	12,935,780	15,424
	Mapletree Commercial Trust	13,669,400	15,236
	StarHub Ltd.	6,191,432	15,209
	Keppel REIT	19,485,989	15,186
	Mapletree Greater China Commercial Trust	19,554,700	14,949
	Mapletree Logistics Trust	15,231,000	12,210
^	Sembcorp Marine Ltd.	8,628,911	10,661
	Raffles Medical Group Ltd.	3,043,300	10,622
*,^	Neptune Orient Lines Ltd.	9,379,931	8,951
*	United Engineers Ltd.	4,862,500	8,436
	Frasers Centrepoint Trust	5,797,700	8,400
	Starhill Global REIT	14,438,900	8,364
	SMRT Corp. Ltd.	7,203,529	8,180
	Keppel Infrastructure Trust	21,077,700	7,679
^	Olam International Ltd.	5,947,173	7,285
	First Resources Ltd.	5,128,500	7,248
	Ascott Residence Trust	8,247,600	6,950
	CDL Hospitality Trusts	6,623,800	6,864
	Parkway Life REIT	3,756,170	6,838
	Genting Hong Kong Ltd.	21,609,125	6,800
	SIA Engineering Co. Ltd.	2,272,623	6,401
	Yanlord Land Group Ltd.	7,119,564	6,397
	Asian Pay Television Trust	14,071,200	6,268
	Cache Logistics Trust	9,302,900	5,979
	CapitaLand Retail China Trust	5,331,680	5,842
	M1 Ltd.	3,143,560	5,765
*,^	Ezion Holdings Ltd.	14,089,500	5,730
	Frasers Commercial Trust	5,796,669	5,575
	Wing Tai Holdings Ltd.	3,917,942	5,454
	Cambridge Industrial Trust	13,263,300	5,369
	Ascendas India Trust	6,946,500	4,930
	Lippo Malls Indonesia Retail Trust	20,390,100	4,925
2	ARA Asset Management Ltd.	5,492,000	4,833
	First REIT	5,182,300	4,815

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*,^	SIIC Environment Holdings Ltd.	9,075,480	4,708
	Frasers Centrepoint Ltd.	3,768,961	4,674
^	Croesus Retail Trust	7,410,600	4,600
*,^	Yoma Strategic Holdings Ltd.	11,269,747	4,506
	Religare Health Trust	5,883,100	4,501
	Ascendas Hospitality Trust	8,516,300	4,431
^	Keppel DC REIT	5,439,900	4,426
	Far East Hospitality Trust	8,881,100	4,390
^	OUE Hospitality Trust	8,451,066	4,365
	Accordia Golf Trust	8,829,884	4,232
	SPH REIT	5,801,900	4,116
	Soilbuild Business Space REIT	7,509,000	3,906
	Silverlake Axis Ltd.	8,224,780	3,448
	Super Group Ltd. (Singapore Shares)	4,685,000	3,366
^	Sarine Technologies Ltd.	2,729,796	3,348
*,^	China Animal Healthcare Ltd.	4,917,000	3,296
^	OUE Ltd.	2,654,400	3,293
	Sabana Shari'ah Compliant Industrial REIT	6,636,918	3,034
*	GL Ltd.	4,440,100	3,017
*,^	Perennial Real Estate Holdings Ltd.	4,193,645	2,850
*,^	China Everbright Water Ltd.	5,866,000	2,826
*,^	COSCO Corp. Singapore Ltd.	10,277,944	2,583
^	Hyflux Ltd.	5,548,200	2,549
^	Bumitama Agri Ltd.	3,630,700	2,063
	Indofood Agri Resources Ltd.	4,930,700	1,957
^	Midas Holdings Ltd.	9,120,700	1,930
	CSE Global Ltd.	4,803,500	1,531
*,^	Ezra Holdings Ltd.	20,298,532	1,528
	Boustead Singapore Ltd.	2,307,400	1,336
*,^	GMG Global Ltd.	2,878,110	1,305
	Raffles Education Corp. Ltd.	6,971,098	1,138
	Keppel Telecommunications & Transportation Ltd.	927,400	934
*,^	Gallant Venture Ltd.	5,963,400	930
*	Ying Li International Real Estate Ltd.	7,541,800	788
*,^	Vard Holdings Ltd.	5,467,900	737
*,^	China Fishery Group Ltd.	9,033,000	510
	Hi-P International Ltd.	1,418,000	446
*,^	Ezion Holdings Ltd Warrants Exp. 04/15/2020	2,817,900	335
*	Boustead Projects Ltd.	232,051	111
*	Swiber Holdings Ltd.	319,310	45
			2,085,723
South Africa (1.6%)
	Naspers Ltd.	4,494,635	618,513
	MTN Group Ltd.	18,388,176	192,497
	Sasol Ltd.	5,786,658	189,282
*	Steinhoff International Holdings NV	26,665,131	166,805
	Standard Bank Group Ltd.	12,598,609	113,140
	FirstRand Ltd.	31,799,633	102,208
	Remgro Ltd.	5,054,026	90,815
	Sanlam Ltd.	18,388,469	89,301
	Bidvest Group Ltd.	3,365,186	85,498
	Aspen Pharmacare Holdings Ltd.	3,473,675	81,950
*	AngloGold Ashanti Ltd.	4,227,346	68,721
	Woolworths Holdings Ltd.	9,906,489	63,791
	Shoprite Holdings Ltd.	4,527,688	54,490
	Growthpoint Properties Ltd.	27,284,572	48,284
	Tiger Brands Ltd.	1,689,167	41,821
	Vodacom Group Ltd.	3,425,538	39,829
	Redefine Properties Ltd.	45,841,300	39,570
	Netcare Ltd.	15,184,736	38,719
^	Brait SE	3,429,207	38,368
	Gold Fields Ltd.	8,124,655	37,590
	Truworths International Ltd.	4,580,535	34,204
	Barclays Africa Group Ltd.	3,349,607	33,919

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Mr Price Group Ltd.	2,459,470	31,266
	Discovery Ltd.	3,351,527	29,996
	Sibanye Gold Ltd.	7,562,138	28,945
	RMB Holdings Ltd.	6,902,096	28,218
	Life Healthcare Group Holdings Ltd.	10,337,448	27,118
	SPAR Group Ltd.	1,791,167	26,771
	Resilient REIT Ltd.	2,770,342	26,468
	Nedbank Group Ltd.	2,056,346	26,278
*	Impala Platinum Holdings Ltd.	6,272,978	26,124
*	Sappi Ltd.	5,606,091	24,314
	Mondi Ltd.	1,250,208	24,071
^	Capitec Bank Holdings Ltd.	543,725	22,561
	Hyprop Investments Ltd.	2,543,874	21,936
	Foschini Group Ltd.	2,037,608	21,889
	AVI Ltd.	3,376,582	20,950
	Investec Ltd.	2,623,881	20,258
	Clicks Group Ltd.	2,553,485	18,634
	Imperial Holdings Ltd.	1,766,222	18,456
*	Anglo American Platinum Ltd.	621,227	18,006
	MMI Holdings Ltd.	10,719,835	17,865
	Pioneer Foods Group Ltd.	1,521,854	17,818
	Fortress Income Fund Ltd. Class B	6,589,059	17,433
	Coronation Fund Managers Ltd.	2,811,214	14,606
	PSG Group Ltd.	1,036,245	14,472
*,^	Harmony Gold Mining Co. Ltd.	3,915,661	13,997
	Telkom SA SOC Ltd.	3,191,539	12,725
	Barloworld Ltd.	2,187,431	12,628
*	Northam Platinum Ltd.	3,675,820	12,532
	Pick n Pay Stores Ltd.	2,378,844	12,341
^	EOH Holdings Ltd.	1,170,423	11,395
	Nampak Ltd.	6,358,565	10,876
	JSE Ltd.	921,840	10,696
	Liberty Holdings Ltd.	1,078,598	10,595
*	Super Group Ltd. (South Africa Shares)	3,537,365	10,228
	Tsogo Sun Holdings Ltd.	5,261,926	9,840
	Massmart Holdings Ltd.	1,143,033	9,810
*	Attacq Ltd.	6,551,301	9,588
	Tongaat Hulett Ltd.	1,157,978	9,574
	Fortress Income Fund Ltd. Class A	7,994,041	8,989
	SA Corporate Real Estate Fund Nominees Pty Ltd.	24,548,497	8,657
	African Rainbow Minerals Ltd.	1,084,262	8,555
^	Exxaro Resources Ltd.	1,305,516	8,286
	Reunert Ltd.	1,618,322	8,134
	Vukile Property Fund Ltd.	6,370,151	7,785
	AECI Ltd.	1,140,146	7,677
	DataTec Ltd.	2,075,642	6,565
	Omnia Holdings Ltd.	647,156	6,350
	KAP Industrial Holdings Ltd.	14,048,224	6,229
	Pick n Pay Holdings Ltd.	2,816,479	5,990
	Famous Brands Ltd.	739,600	5,901
	Mpact Ltd.	1,771,959	5,787
	Santam Ltd.	337,059	5,564
	Sun International Ltd.	972,120	5,268
	Trencor Ltd.	1,668,160	5,248
	Distell Group Ltd.	462,667	5,170
	Emira Property Fund Ltd.	4,607,388	5,155
	Grindrod Ltd.	5,092,766	5,121
	Cashbuild Ltd.	207,241	5,058
	Zeder Investments Ltd.	10,348,034	5,033
	PPC Ltd.	4,676,000	4,927
	Wilson Bayly Holmes-Ovcon Ltd.	560,648	4,788
*,^	Kumba Iron Ore Ltd.	566,711	4,606
	Assore Ltd.	326,511	4,565
	Murray & Roberts Holdings Ltd.	4,385,736	4,538

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Alexander Forbes Group Holdings Ltd.	8,542,871	4,306
	Blue Label Telecoms Ltd.	3,698,669	4,091
	Illovo Sugar Ltd.	2,315,875	3,954
	City Lodge Hotels Ltd.	354,457	3,815
	Advtech Ltd.	3,804,642	3,715
	Astral Foods Ltd.	400,970	3,637
	Peregrine Holdings Ltd.	1,570,986	3,298
*	Curro Holdings Ltd.	1,180,411	3,276
*,^	ArcelorMittal South Africa Ltd.	4,111,627	2,920
^	Lewis Group Ltd.	862,179	2,907
^	DRDGOLD Ltd.	5,186,810	2,856
	Hudaco Industries Ltd.	312,600	2,495
*	Consolidated Infrastructure Group Ltd.	1,180,711	2,477
	Metair Investments Ltd.	1,552,499	2,417
	Oceana Group Ltd.	276,937	2,344
	Rebosis Property Fund Ltd.	2,805,248	2,197
	Adcock Ingram Holdings Ltd.	732,659	2,165
*	Royal Bafokeng Platinum Ltd.	639,570	1,961
	Clover Industries Ltd.	1,373,259	1,814
	Raubex Group Ltd.	1,255,674	1,651
	Group Five Ltd.	907,554	1,604
*	Pinnacle Holdings Ltd.	1,517,876	1,599
^	Invicta Holdings Ltd.	412,797	1,575
*	Aveng Ltd.	4,453,856	1,449
	Adcorp Holdings Ltd.	955,087	1,043
	Merafe Resources Ltd.	8,043,228	498
*	Curro Holdings Ltd Rights Exp. 05/13/2016	63,398	30
*	Adbee Rf Ltd.	4,124	8
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	2
*	African Bank Investments Ltd.	7,766,579	—
			3,196,643
South Korea (3.3%)
	Samsung Electronics Co. Ltd.	1,064,197	1,159,796
	Hyundai Motor Co.	1,518,658	190,548
	Samsung Electronics Co. Ltd. Preference Shares	192,501	175,809
	NAVER Corp.	280,362	166,156
	Hyundai Mobis Co. Ltd.	690,767	157,427
	Shinhan Financial Group Co. Ltd.	3,992,419	146,386
	SK Hynix Inc.	5,543,979	135,982
	POSCO	648,569	135,885
	KT&G Corp.	1,161,141	125,096
	LG Chem Ltd.	457,673	118,718
	Amorepacific Corp.	330,753	117,960
	Kia Motors Corp.	2,708,318	113,591
	KB Financial Group Inc.	3,442,314	105,325
	Korea Electric Power Corp.	1,892,621	102,805
	Samsung Fire & Marine Insurance Co. Ltd.	356,655	91,940
	SK Innovation Co. Ltd.	638,494	86,233
	Samsung C&T Corp.	720,513	82,571
	LG Household & Health Care Ltd.	92,305	81,272
	Samsung Life Insurance Co. Ltd.	812,295	77,925
	SK Holdings Co. Ltd.	367,864	72,097
	Hana Financial Group Inc.	3,099,915	69,514
*,^	Celltrion Inc.	761,977	67,041
	LG Electronics Inc.	1,129,902	57,495
	Samsung SDI Co. Ltd.	575,890	57,353
	LG Corp.	940,009	56,024
	Samsung SDS Co. Ltd.	340,424	50,759
	LG Display Co. Ltd.	2,361,058	49,147
	Coway Co. Ltd.	561,212	48,588
*,^	Hyundai Heavy Industries Co. Ltd.	466,119	47,157
	SK Telecom Co. Ltd.	248,072	45,050
	Korea Zinc Co. Ltd.	103,362	44,821
	AMOREPACIFIC Group	295,695	43,406

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Hyundai Steel Co.	780,366	42,804
*	Korea Electric Power Corp. ADR	1,585,806	42,658
	Kangwon Land Inc.	1,121,719	41,932
	Lotte Chemical Corp.	151,102	38,542
	NCSoft Corp.	186,979	37,468
	Korea Aerospace Industries Ltd.	622,664	36,882
	Hankook Tire Co. Ltd.	781,843	36,366
	E-MART Inc.	219,838	35,311
^	Hanmi Pharm Co. Ltd.	66,681	34,750
	Orion Corp.	41,553	33,807
	Hyundai Motor Co. 2nd Preference Shares	379,539	33,200
	S-Oil Corp.	436,092	33,144
	Hyundai Glovis Co. Ltd.	191,353	31,806
	Samsung Electronics Co. Ltd. GDR	55,768	30,453
	Dongbu Insurance Co. Ltd.	486,090	29,795
	Industrial Bank of Korea	2,732,921	29,049
^	Kakao Corp.	324,851	28,576
	Woori Bank	3,101,475	28,496
	Shinhan Financial Group Co. Ltd. ADR	775,951	28,369
	Hyundai Development Co-Engineering & Construction	642,564	28,307
	BNK Financial Group Inc.	3,430,775	27,903
	Lotte Shopping Co. Ltd.	111,079	26,446
	Hyosung Corp.	244,386	26,147
	Hyundai Engineering & Construction Co. Ltd.	746,001	26,134
	Samsung Electro-Mechanics Co. Ltd.	570,922	25,989
	CJ Corp.	137,900	25,809
	GS Holdings Corp.	532,603	25,712
	CJ CheilJedang Corp.	76,823	25,519
	Daelim Industrial Co. Ltd.	286,209	22,650
	Amorepacific Corp. Preference Shares	110,784	22,020
	LG Uplus Corp.	2,224,365	21,820
^	Hotel Shilla Co. Ltd.	334,893	21,467
	KCC Corp.	57,429	21,354
	Hyundai Department Store Co. Ltd.	159,556	20,589
	Hyundai Motor Co. Preference Shares	239,419	20,444
	Samsung Securities Co. Ltd.	590,730	20,288
	Yuhan Corp.	78,429	20,033
	Hanwha Chemical Corp.	845,837	18,522
*,^	OCI Co. Ltd.	186,809	18,493
	KB Financial Group Inc. ADR	606,476	18,443
^	Hanssem Co. Ltd.	106,475	17,790
	Hyundai Marine & Fire Insurance Co. Ltd.	634,149	17,651
	KT Corp.	653,991	17,519
^	BGF retail Co. Ltd.	104,938	17,073
	S-1 Corp.	202,968	16,554
	Hanwha Corp.	499,152	16,466
	Korea Investment Holdings Co. Ltd.	402,686	16,197
	Hanwha Life Insurance Co. Ltd.	2,697,285	15,783
*,^	Samsung Engineering Co. Ltd.	1,426,185	15,728
^	Medy-Tox Inc.	42,121	15,571
*,^	ViroMed Co. Ltd.	126,195	15,486
	Hanon Systems	1,718,167	15,468
	KEPCO Plant Service & Engineering Co. Ltd.	224,172	14,821
*,^	Samsung Heavy Industries Co. Ltd.	1,587,818	14,784
^	Hanmi Science Co. ltd	124,222	14,730
^	Mirae Asset Securities Co. Ltd.	670,864	14,414
	LG Chem Ltd. Preference Shares	80,184	13,865
	Hyundai Wia Corp.	163,934	13,842
	Hanwha Techwin Co. Ltd.	377,612	13,746
	Daewoo Securities Co. Ltd.	1,898,093	13,661
	POSCO ADR	257,509	13,396
	Shinsegae Co. Ltd.	72,018	13,317
^	CJ CGV Co. Ltd.	131,990	13,218
*,^	CJ Korea Express Corp.	75,516	12,859

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	DGB Financial Group Inc.	1,593,981	12,798
^	Youngone Corp.	314,204	12,566
*,^	GS Engineering & Construction Corp.	461,946	12,464
	Lotte Confectionery Co. Ltd.	55,820	12,194
*,^	Com2uSCorp	105,108	11,892
^	SK Chemicals Co. Ltd.	185,538	11,813
^	Doosan Heavy Industries & Construction Co. Ltd.	517,886	11,790
*,^	Kumho Tire Co. Inc.	1,638,107	11,776
	CJ E&M Corp.	199,589	11,744
	Samsung Card Co. Ltd.	343,095	11,659
	Woori Investment & Securities Co. Ltd.	1,334,660	11,573
	LG Household & Health Care Ltd. Preference Shares	22,406	11,544
*,^	Daewoo Engineering & Construction Co. Ltd.	2,078,558	11,532
^	Mando Corp.	69,537	11,471
	KB Insurance Co. Ltd.	420,703	11,422
*,^	Komipharm International Co. Ltd.	321,429	11,160
^	Korea Kolmar Co. Ltd.	146,481	11,149
	Korean Reinsurance Co.	956,747	11,146
^	Kumho Petrochemical Co. Ltd.	186,189	11,096
	Lotte Chilsung Beverage Co. Ltd.	6,407	11,072
^	NongShim Co. Ltd.	33,591	11,001
	Kolon Industries Inc.	179,303	10,985
	Hyundai Securities Co. Ltd.	1,741,051	10,779
^	Doosan Corp.	112,769	10,599
^	Hyundai Greenfood Co. Ltd.	587,933	10,267
^	Meritz Securities Co. Ltd.	3,258,036	10,250
	Posco Daewoo Corp.	462,699	10,009
	Korea Gas Corp.	274,649	9,937
*	Korean Air Lines Co. Ltd.	384,884	9,834
	Cheil Worldwide Inc.	666,436	9,799
^	Ottogi Corp.	13,674	9,774
^	LG Innotek Co. Ltd.	151,594	9,759
	SK Networks Co. Ltd.	1,620,261	9,624
*,^	Doosan Infracore Co. Ltd.	1,399,247	9,558
	Dongsuh Cos. Inc.	329,179	9,285
^	Fila Korea Ltd.	99,306	9,056
*	Ssangyong Cement Industrial Co. Ltd.	492,272	9,049
*,^	NHN Entertainment Corp.	170,218	9,023
^	Green Cross Corp.	57,812	8,737
^	Green Cross Holdings Corp.	283,081	8,713
^	Eo Technics Co. Ltd.	87,007	8,624
^	Samyang Holdings Corp.	60,029	8,552
^	Innocean Worldwide Inc.	117,230	8,478
	LG International Corp.	246,353	8,155
^	Hansae Co. Ltd.	180,395	8,126
	LS Corp.	181,014	8,021
^	LG Hausys Ltd.	60,900	7,987
^	Cosmax Inc.	63,718	7,823
	Meritz Fire & Marine Insurance Co. Ltd.	550,490	7,789
	LS Industrial Systems Co. Ltd.	163,767	7,480
^	GS Retail Co. Ltd.	158,115	7,398
^	Tongyang Inc.	2,371,960	7,307
^	KIWOOM Securities Co. Ltd.	123,173	7,298
*,^	LG Life Sciences Ltd.	121,703	7,286
	Hyundai Home Shopping Network Corp.	62,142	7,276
*,^	iNtRON Biotechnology Inc.	124,441	7,158
^	Hana Tour Service Inc.	88,918	7,057
^	Paradise Co. Ltd.	465,089	7,050
^	Hite Jinro Co. Ltd.	285,337	6,991
*,^	Osstem Implant Co. Ltd.	110,979	6,949
*,^	Hyundai Mipo Dockyard Co. Ltd.	106,450	6,787
*,^	Pan Ocean Co. Ltd.	1,916,661	6,659
^	Kolon Life Science Inc.	43,581	6,522
^	Chong Kun Dang Pharmaceutical Corp.	64,130	6,265

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*,^	SM Entertainment Co.	169,451	6,079
^	LOTTE Himart Co. Ltd.	122,126	6,033
^	Korea Petrochemical Ind Co. Ltd.	29,131	5,984
	KT Corp. ADR	431,986	5,879
^	Dong-A ST Co. Ltd.	46,636	5,829
^	LOTTE Fine Chemical Co. Ltd.	175,961	5,782
	Korea Electric Terminal Co. Ltd.	72,394	5,674
^	SK Materials Co. Ltd.	54,242	5,638
^	Huons Co. Ltd.	79,493	5,596
	Poongsan Corp.	199,797	5,563
^	Lotte Food Co. Ltd.	7,692	5,527
*,^	Ilyang Pharmaceutical Co. Ltd.	133,305	5,472
	JB Financial Group Co. Ltd.	1,059,611	5,431
*,^	Hyundai Elevator Co. Ltd.	107,269	5,424
	Handsome Co. Ltd.	137,619	5,345
*,^	DIO Corp.	112,119	5,334
*,^	Medipost Co. Ltd.	71,833	5,334
^	Hansol Chemical Co. Ltd.	84,253	5,320
*,^	Dongbu HiTek Co. Ltd.	312,584	5,307
	CJ O Shopping Co. Ltd.	30,197	5,284
	GS Home Shopping Inc.	32,624	5,274
*,^	Genexine Co. Ltd.	109,166	5,271
	Daou Technology Inc.	257,390	5,252
^	Seoul Semiconductor Co. Ltd.	390,322	5,246
^	Daesang Corp.	208,267	5,214
^	Korea Real Estate Investment & Trust Co. Ltd.	1,685,173	5,181
*,^	Hanall Biopharma Co. Ltd.	369,574	5,132
^	Grand Korea Leisure Co. Ltd.	202,604	5,120
*,^	Wonik IPS Co. Ltd.	523,485	5,100
*,^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,047,856	5,045
	Hankook Tire Worldwide Co. Ltd.	252,964	5,028
^	Bukwang Pharmaceutical Co. Ltd.	202,094	5,026
*,^	Dongkuk Steel Mill Co. Ltd.	594,043	4,947
*,^	HLB Inc.	332,696	4,936
	Taekwang Industrial Co. Ltd.	5,561	4,839
^	Amicogen Inc.	86,727	4,815
*,^	GemVax & Kael Co. Ltd.	265,219	4,769
	SKC Co. Ltd.	194,390	4,762
	LG Electronics Inc. Preference Shares	174,080	4,744
	S&T Motiv Co. Ltd.	81,223	4,735
^	SFA Engineering Corp.	94,691	4,723
	Nexen Tire Corp.	371,111	4,722
	Young Poong Corp.	4,971	4,713
^	Dong-A Socio Holdings Co. Ltd.	28,471	4,631
^	Hanjin Kal Corp.	265,844	4,596
^	Samlip General Foods Co. Ltd.	24,504	4,567
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	26,842	4,408
*,^	Chabiotech Co. Ltd.	355,010	4,393
^	Koh Young Technology Inc.	118,613	4,361
*,^	Seegene Inc.	142,365	4,353
^	DuzonBizon Co. Ltd.	197,329	4,304
^	Hanwha General Insurance Co. Ltd.	602,431	4,275
^	Muhak Co. Ltd.	151,444	4,262
^	InBody Co. Ltd.	108,926	4,254
^	JW Pharmaceutical Corp.	119,764	4,166
*,^	Binex Co. Ltd.	241,526	4,155
	LF Corp.	181,345	4,089
^	Partron Co. Ltd.	419,492	4,085
^	Huchems Fine Chemical Corp.	230,796	4,070
*,^	Loen Entertainment Inc.	60,087	4,065
	Hanil Cement Co. Ltd.	38,283	4,004
^	Hanjin Transportation Co. Ltd.	118,107	3,877
^	Halla Holdings Corp.	77,767	3,850
^	KEPCO Engineering & Construction Co. Inc.	130,504	3,841

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	LEENO Industrial Inc.	102,082	3,830
^	iMarketKorea Inc.	257,760	3,827
*	Asiana Airlines Inc.	894,153	3,744
^	Daewoong Pharmaceutical Co. Ltd.	47,435	3,726
*,^	Webzen Inc.	182,129	3,700
	Kwang Dong Pharmaceutical Co. Ltd.	406,595	3,642
^	IS Dongseo Co. Ltd.	88,962	3,627
*,^	Gamevil Inc.	48,543	3,624
^	Ahnlab Inc.	62,323	3,616
	Byucksan Corp.	455,766	3,612
^	Binggrae Co. Ltd.	60,180	3,597
^	Dae Hwa Pharmaceutical Co. Ltd.	113,586	3,594
^	YG Entertainment Inc.	95,481	3,573
*,^	Hyundai Rotem Co. Ltd.	227,211	3,564
	Samyang Corp.	40,707	3,462
^	Dongwon Industries Co. Ltd.	13,425	3,420
^	Meritz Financial Group Inc.	308,079	3,411
	NICE Holdings Co. Ltd.	189,300	3,364
	Daishin Securities Co. Ltd.	320,510	3,333
	Cell Biotech Co. Ltd.	61,966	3,298
^	Hyundai Livart Furniture Co. Ltd.	113,793	3,297
^	Maeil Dairy Industry Co. Ltd.	80,998	3,296
*,^	Leaders Cosmetics Co. Ltd.	127,497	3,263
^	Namyang Dairy Products Co. Ltd.	4,992	3,252
^	Soulbrain Co. Ltd.	84,928	3,234
	Hansol Paper Co. Ltd.	148,602	3,214
*,^	Seobu T&D	157,192	3,198
*,^	Hansol Technics Co. Ltd.	165,303	3,160
	Sebang Global Battery Co. Ltd.	83,239	3,138
^	Korea Kolmar Holdings Co. Ltd.	69,979	3,099
	Tongyang Life Insurance Co. Ltd.	329,738	3,056
^	Cuckoo Electronics Co. Ltd.	16,736	3,053
^	Able C&C Co. Ltd.	106,834	3,044
^	Seah Besteel Corp.	118,383	3,018
	Youngone Holdings Co. Ltd.	53,273	3,002
^	Humedix Co. Ltd.	66,329	2,995
^	Crown Confectionery Co. Ltd.	68,990	2,985
^	AK Holdings Inc.	56,553	2,977
^	Dawonsys Co. Ltd.	128,574	2,968
*,^	Emerson Pacific Inc.	86,198	2,937
*,^	CrucialTec Co. Ltd.	232,207	2,932
*,^	Yuanta Securities Korea Co. Ltd.	932,096	2,928
^	Dongwon F&B Co. Ltd.	11,353	2,926
*,^	i-SENS Inc.	93,040	2,918
*,^	Naturalendo Tech Co. Ltd.	149,510	2,916
*,^	Ssangyong Motor Co.	412,263	2,901
*,^	SK Securities Co. Ltd.	2,884,772	2,900
*	Mirae Asset Life Insurance Co. Ltd.	669,419	2,873
^	Lutronic Corp.	78,025	2,872
	CJ Hellovision Co. Ltd.	265,555	2,861
^	Chongkundang Holdings Corp.	36,515	2,827
^	Interpark Holdings Corp.	365,309	2,813
*,^	COSON Co. Ltd.	153,542	2,807
	KISWIRE Ltd.	74,262	2,775
^	JW Holdings Corp.	327,617	2,740
*,^	Pharmicell Co. Ltd.	556,953	2,734
	Sungwoo Hitech Co. Ltd.	333,390	2,717
^	Hancom Inc.	145,529	2,716
*,^	Posco ICT Co. Ltd.	538,013	2,703
^	NICE Information Service Co. Ltd.	349,035	2,689
*,^	Kumho Industrial Co. Ltd.	256,000	2,645
^	SK Gas Ltd.	35,054	2,616
*,^	Hanjin Shipping Co. Ltd.	1,549,530	2,578
*	Hansol Holdings Co. Ltd.	360,199	2,569

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Modetour Network Inc.	99,680	2,534
	Samchully Co. Ltd.	26,712	2,511
*,^	Jusung Engineering Co. Ltd.	354,378	2,455
	Daekyo Co. Ltd.	296,959	2,455
^	Kolao Holdings	273,773	2,450
^	Hankook Shell Oil Co. Ltd.	5,918	2,442
	Daeduck Electronics Co.	365,585	2,435
	KT Skylife Co. Ltd.	170,178	2,414
*,^	Foosung Co. Ltd.	466,581	2,398
^	Silicon Works Co. Ltd.	83,618	2,334
*,^	Woongjin Thinkbig Co. Ltd.	192,387	2,310
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	652,139	2,309
^	KH Vatec Co. Ltd.	150,882	2,302
*,^	Peptron Inc.	50,593	2,300
*	Taeyoung Engineering & Construction Co. Ltd.	404,962	2,278
	CJ CheilJedang Corp. Preference Shares	12,365	2,273
^	CJ Freshway Corp.	47,529	2,251
^	Coreana Cosmetics Co. Ltd.	285,673	2,224
	Shinyoung Securities Co. Ltd.	46,905	2,209
^	KONA I Co. Ltd.	122,760	2,200
*,^	WeMade Entertainment Co. Ltd.	92,759	2,130
^	Hyundai Corp.	89,854	2,094
	POSCO Chemtech Co. Ltd.	194,082	2,071
^	Cosmax BTI Inc	44,704	2,070
	SL Corp.	147,249	2,059
	S&T Dynamics Co. Ltd.	209,545	2,056
	SeAH Steel Corp.	28,037	2,038
*,^	CUROCOM Co. Ltd.	684,385	2,008
	Humax Co. Ltd.	169,909	1,972
	NS Shopping Co. Ltd.	14,962	1,967
^	Lock&Lock Co. Ltd.	168,449	1,958
*,^	Agabang&Company	241,830	1,949
	KISCO Corp.	42,331	1,948
^	Kolon Corp.	37,442	1,925
	Daeduck GDS Co. Ltd.	175,573	1,899
*,^	ICD Co. Ltd.	156,164	1,893
^	Sung Kwang Bend Co. Ltd.	177,420	1,884
	Kwangju Bank	237,006	1,869
*	Green Cross Cell Corp.	52,836	1,862
	Daewoong Co. Ltd.	35,425	1,826
*,^	Insun ENT Co. Ltd.	311,446	1,814
*,^	Hyundai Merchant Marine Co. Ltd.	146,595	1,776
*,^	Neowiz Games Corp.	133,677	1,749
^	Eusu Holdings Co. Ltd.	198,139	1,742
	E1 Corp.	31,509	1,729
	SK Telecom Co. Ltd. ADR	85,624	1,712
	GOLFZON Co. Ltd.	26,938	1,708
*,^	Korea Line Corp.	108,932	1,697
	Dae Han Flour Mills Co. Ltd.	9,506	1,663
^	Namhae Chemical Corp.	187,528	1,621
^	Seoyon E-Hwa Co. Ltd.	120,600	1,612
*,^	China Ocean Resources Co. Ltd.	879,368	1,607
*,^	3S Korea Co. Ltd.	372,085	1,595
*,^	Lumens Co. Ltd.	422,640	1,546
	Kyobo Securities Co. Ltd.	165,427	1,531
*,^	SFA Semicon Co. Ltd.	658,727	1,436
*,^	Duksan Hi-Metal Co. Ltd.	171,965	1,426
*,^	Hanwha Investment & Securities Co. Ltd.	473,855	1,426
^	Sindoh Co. Ltd.	33,229	1,425
	Daishin Securities Co. Ltd. Preference Shares	203,122	1,405
^	TK Corp.	149,013	1,403
*,^	Duk San Neolux Co. Ltd.	58,842	1,400
^	SBS Media Holdings Co. Ltd.	476,113	1,381
*,^	Eugene Investment & Securities Co. Ltd.	554,674	1,318

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Taewoong Co. Ltd.	80,848	1,291
	Youlchon Chemical Co. Ltd.	110,383	1,235
*,^	Samsung Pharmaceutical Co. Ltd.	209,973	1,211
	DY Corp.	195,100	1,121
	Seoyon Co. Ltd.	100,897	1,087
*,^	KTB Investment & Securities Co. Ltd.	438,100	1,043
^	Hyundai C&F Inc.	46,503	1,011
	Sam Young Electronics Co. Ltd.	87,232	952
	INTOPS Co. Ltd.	48,799	893
	MegaStudy Co. Ltd.	25,036	875
^	GOLFZONYUWONHOLDINGS Co. Ltd.	123,732	869
^	NEPES Corp.	122,372	818
	Hitejinro Holdings Co. Ltd.	53,196	722
*	Dongbu Securities Co. Ltd.	204,672	712
*,^	Doosan Engine Co. Ltd.	181,734	684
*,^	Interflex Co. Ltd.	54,703	550
*,^	Iljin Display Co. Ltd.	126,642	509
*,^	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	100,460	482
	MegaStudyEdu Co. Ltd.	10,224	448
*,^	Taihan Electric Wire Co. Ltd.	105,490	278
*	Kumho Electric Co. Ltd.	21,990	229
*	Hanjin Kal Corp. Rights Exp. 6/09/2016	31,905	106
*	Tera Resource Co. Ltd.	209,223	9
*	CNK International Co. Ltd.	259,916	—
			6,847,410
Spain (2.2%)
	Banco Santander SA	148,189,546	752,558
	Telefonica SA	44,857,201	490,704
	Banco Bilbao Vizcaya Argentaria SA	66,608,702	457,724
	Iberdrola SA	59,083,195	420,600
	Industria de Diseno Textil SA	11,101,892	357,322
	Amadeus IT Holding SA	4,304,750	196,299
*	Repsol SA	11,335,248	149,359
*	Ferrovial SA	4,978,863	107,420
	Red Electrica Corp. SA	1,131,796	101,222
*,2	Aena SA	673,703	96,242
*	Banco de Sabadell SA	50,198,571	96,185
^	Abertis Infraestructuras SA	5,178,496	87,426
	CaixaBank SA	26,878,787	81,140
*	Grifols SA	3,477,625	75,824
	Enagas SA	2,382,438	72,736
	Endesa SA	3,314,257	69,732
	Gas Natural SDG SA	3,232,959	67,417
*	ACS Actividades de Construccion y Servicios SA	1,824,063	60,498
	Bankinter SA	7,225,204	55,149
	Gamesa Corp. Tecnologica SA	2,332,737	46,067
	Banco Popular Espanol SA	16,817,441	45,856
	Bankia SA	48,342,500	45,095
*	Grifols SA Preference Shares	2,681,042	42,285
	Merlin Properties Socimi SA	3,401,404	39,591
	Distribuidora Internacional de Alimentacion SA	6,319,637	35,165
	Viscofan SA	487,420	27,382
^	Bolsas y Mercados Espanoles SHMSF SA	807,035	27,363
	Mapfre SA	10,665,209	27,131
	Mediaset Espana Comunicacion SA	1,986,667	25,868
2	Cellnex Telecom SAU	1,450,901	23,978
	Acciona SA	269,034	21,590
	Ebro Foods SA	893,636	20,277
	Zardoya Otis SA	1,889,265	20,075
*,^	Fomento de Construcciones y Contratas SA	2,050,494	17,850
*,^	Acerinox SA	1,468,768	17,404
*	Inmobiliaria Colonial SA	21,989,550	16,893
	Grupo Catalana Occidente SA	468,030	14,848
	Banco Santander SA BDR	2,701,820	14,533

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*,^	Indra Sistemas SA	1,197,329	14,061
	Prosegur Cia de Seguridad SA	2,231,124	12,925
^	Melia Hotels International SA	893,700	11,277
^	Obrascon Huarte Lain SA	1,550,248	11,018
*,2	Euskaltel SA	984,114	10,851
	Applus Services SA	1,162,543	10,757
*,^	NH Hotel Group SA	2,226,254	10,745
^	Tecnicas Reunidas SA	316,403	10,666
*	Hispania Activos Inmobiliarios SA	702,319	10,314
	Almirall SA	621,563	10,232
	Axiare Patrimonio SOCIMI SA	598,791	9,135
	Faes Farma SA	2,698,942	8,505
	Cia de Distribucion Integral Logista Holdings SA	384,286	8,473
	Vidrala SA	136,403	8,073
	CIE Automotive SA	438,134	7,928
	Corp Financiera Alba SA	183,377	7,531
	Atresmedia Corp. de Medios de Comunicacion SA	571,895	7,469
^	Sacyr SA	3,105,862	6,634
^	Construcciones y Auxiliar de Ferrocarriles SA	19,950	6,481
*,^	Pharma Mar SA	1,614,782	5,106
	Ence Energia y Celulosa SA	1,447,378	4,188
^	Promotora de Informaciones SA	532,721	3,778
*	Liberbank SA	2,850,951	3,435
	Papeles y Cartones de Europa SA	464,403	2,881
*,^	Deoleo SA	2,884,888	726
	Banco Santander SA ADR	67,737	341
*,^	Let's GOWEX SA	155,449	—
*	Pescanova SA	63,151	—
			4,528,338
Sweden (2.2%)
*,^	Hennes & Mauritz AB Class B	9,947,851	354,247
	Nordea Bank AB	33,292,701	323,610
	Telefonaktiebolaget LM Ericsson Class B	31,237,742	253,101
	Swedbank AB Class A	10,939,188	236,164
^	Assa Abloy AB Class B	9,849,226	206,954
	Svenska Handelsbanken AB Class A	15,110,112	201,571
	Svenska Cellulosa AB SCA Class B	6,257,642	197,439
	Volvo AB Class B	16,203,719	190,017
	Investor AB Class B	4,735,893	173,997
^	Atlas Copco AB Class A	6,491,739	168,183
	Skandinaviska Enskilda Banken AB Class A	15,219,140	145,505
^	Telia Co. AB	27,264,695	130,395
^	Sandvik AB	11,318,552	116,288
	Hexagon AB Class B	2,679,933	107,049
^	Atlas Copco AB Class B	4,081,753	98,068
	Skanska AB Class B	3,764,798	82,979
	SKF AB	3,955,406	72,889
	Electrolux AB Class B	2,319,705	67,410
^	Swedish Match AB	2,009,949	63,840
	Investment AB Kinnevik	2,150,293	61,946
	Meda AB Class A	2,881,050	53,242
^	Alfa Laval AB	3,269,301	51,583
^	Securitas AB Class B	3,203,281	50,651
^	Boliden AB	2,867,695	50,157
^	Trelleborg AB Class B	2,540,968	46,403
	Getinge AB	1,902,033	40,282
	Industrivarden AB Class A	2,022,874	39,799
*	Lundin Petroleum AB	1,848,595	34,683
^	ICA Gruppen AB	1,026,655	33,755
*,^	Fingerprint Cards AB Class B	539,941	32,380
	Industrivarden AB	1,724,561	31,435
	Husqvarna AB	3,934,916	31,406
	Tele2 AB	3,251,266	31,065
	NCC AB Class B	861,881	29,485

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Castellum AB	1,714,241	27,460
^	Elekta AB Class B	3,722,730	27,225
*,^	Hexpol AB	2,577,297	26,673
	BillerudKorsnas AB	1,612,879	25,082
*	Fastighets AB Balder Class B	960,442	24,498
*	Swedish Orphan Biovitrum AB	1,660,393	24,254
^	Fabege AB	1,393,466	23,270
	Nibe Industrier AB Class B	602,756	20,959
	Axfood AB	1,090,701	20,223
*	NetEnt AB	320,729	20,198
	AAK AB	266,720	20,172
	Loomis AB Class B	715,630	19,878
	Indutrade AB	322,691	18,106
	Holmen AB	517,111	17,831
	Hufvudstaden AB Class A	1,148,726	17,827
	Wallenstam AB	2,067,662	17,392
*	Betsson AB	1,273,173	17,233
	Modern Times Group MTG AB Class B	563,934	16,931
^	JM AB	520,940	15,070
^	Saab AB Class B	437,044	14,970
	L E Lundbergforetagen AB Class B	269,716	14,662
*	Investment AB Latour Class B	329,868	14,122
	Peab AB	1,679,776	14,038
^	Intrum Justitia AB	386,203	13,883
2	Thule Group AB	963,420	13,868
^	Wihlborgs Fastigheter AB	682,416	13,865
	Kungsleden AB	1,906,662	13,125
*	Lifco AB Class B	482,158	12,511
	Com Hem Holding AB	1,378,942	12,239
	Ratos AB	2,075,640	12,153
	Sweco AB Class B	715,322	11,083
	Avanza Bank Holding AB	280,115	11,015
	Bilia AB	434,158	10,398
	AF AB	559,121	9,590
*,^	SSAB AB Class A	2,275,602	9,588
*	Pandox AB	561,550	9,531
	Nobia AB	752,792	8,597
	Hemfosa Fastigheter AB	818,905	8,543
	Atrium Ljungberg AB	493,943	7,831
	Melker Schorling AB	112,415	7,473
*,^	SSAB AB Class B	1,955,689	6,788
	Svenska Handelsbanken AB Class B	370,438	5,148
	Klovern AB Preference Shares	143,805	5,092
	SAS AB Preference Shares	70,337	4,852
	Klovern AB	4,115,982	4,837
*	Lindab International AB	599,903	4,780
	Concentric AB	420,645	4,768
	Clas Ohlson AB	234,920	4,743
	Bure Equity AB	543,344	4,739
^	Mekonomen AB	166,467	4,235
	Investment AB Oresund	150,264	4,219
*	Collector AB	239,327	4,177
	Rezidor Hotel Group AB	977,274	4,145
*,^	SAS AB	1,411,185	4,044
*,^	Haldex AB	455,714	3,863
	SKF AB Class A	172,368	3,164
	SkiStar AB	205,289	2,847
	Fastighets AB Balder Preference Shares	68,487	2,701
	Nordnet AB	712,684	2,454
	Sagax AB Preference Shares	583,801	2,421
	Hemfosa Fastigheter AB Preference Shares	94,075	1,846
	Ratos AB Preference Shares	7,795	1,838
	NCC AB Class A	40,678	1,388
	Axis Communications AB	25,730	1,086

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*,^	Hemfosa Fastigheter AB Rights Exp. 05/10/2016	818,905	296
			4,541,816
Switzerland (6.0%)
	Nestle SA	32,820,177	2,449,688
	Roche Holding AG	7,504,041	1,898,592
	Novartis AG	22,346,345	1,700,607
	UBS Group AG	36,794,447	637,849
	ABB Ltd.	20,662,654	437,434
	Syngenta AG	961,041	385,536
	Cie Financiere Richemont SA	5,351,340	356,829
	Zurich Insurance Group AG	1,561,903	350,467
	Swiss Re AG	3,586,096	318,727
	Credit Suisse Group AG	20,461,721	311,396
	Givaudan SA	96,911	191,289
*	LafargeHolcim Ltd.	3,667,626	186,226
	Actelion Ltd.	1,031,536	167,191
	Geberit AG	393,647	151,449
^	Swisscom AG	239,360	121,638
	SGS SA	53,483	117,924
	Adecco SA	1,689,699	109,076
^	Swatch Group AG (Bearer)	318,579	108,693
	Julius Baer Group Ltd.	2,288,810	98,089
	Sika AG	21,965	93,614
	Lonza Group AG	544,764	90,860
	Swiss Life Holding AG	336,756	85,171
^	Partners Group Holding AG	191,231	78,871
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	1,071	78,405
	Schindler Holding AG	423,299	77,199
	Kuehne & Nagel International AG	529,237	76,377
^	Galenica AG	51,112	74,828
	Sonova Holding AG	543,307	72,737
	LafargeHolcim Ltd. (France Shares)	1,401,547	70,638
*	Dufry AG	501,350	66,087
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	10,186	62,414
	Baloise Holding AG	490,549	60,807
	Swiss Prime Site AG	665,488	58,341
	Clariant AG	2,833,325	53,682
	PSP Swiss Property AG	416,705	40,189
	Schindler Holding AG (Registered)	217,160	39,952
	EMS-Chemie Holding AG	75,588	37,406
	Roche Holding AG (Bearer)	139,423	35,743
	Straumann Holding AG	102,800	35,691
	Georg Fischer AG	42,853	34,840
	Helvetia Holding AG	63,235	34,058
	Swatch Group AG (Registered)	501,781	33,572
^	BB Biotech AG	589,351	31,683
	Aryzta AG (Switzerland Shares)	795,378	30,937
*	Flughafen Zuerich AG	32,009	29,406
	Barry Callebaut AG	20,096	23,641
	Logitech International SA	1,508,913	23,184
	Temenos Group AG	433,195	22,480
2	Sunrise Communications Group AG	352,859	21,612
	GAM Holding AG	1,638,686	21,409
	dorma&kaba Holding AG	31,803	20,652
	Pargesa Holding SA	295,561	20,565
	Banque Cantonale Vaudoise	29,725	20,524
	Cembra Money Bank AG	294,852	20,231
	Valiant Holding AG	165,698	18,387
^	DKSH Holding AG	280,461	18,355
	OC Oerlikon Corp. AG	1,822,750	17,633
	Tecan Group AG	121,928	16,948
	Panalpina Welttransport Holding AG	144,792	16,938
^	Bucher Industries AG	67,363	16,181
	ams AG	597,567	15,834

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Forbo Holding AG	12,587	15,337
	Gategroup Holding AG	277,074	15,280
	Mobimo Holding AG	64,587	14,799
	Allreal Holding AG	100,806	14,053
	Belimo Holding AG	4,898	14,007
	Emmi AG	22,474	13,473
	SFS Group AG	169,966	12,240
^	Sulzer AG	134,050	12,237
	U-Blox AG	59,657	11,863
	Burckhardt Compression Holding AG	33,182	11,827
	Autoneum Holding AG	48,823	11,660
*,^	Kuoni Reisen Holding AG	28,603	11,183
	Rieter Holding AG	48,514	10,057
	Implenia AG	150,223	10,030
	St. Galler Kantonalbank AG	23,208	9,614
	Schweiter Technologies AG	9,599	9,079
	VZ Holding AG	29,152	9,071
*	Cosmo Pharmaceuticals SA	50,655	8,372
	Daetwyler Holding AG	50,962	7,581
	Huber & Suhner AG	152,673	7,490
	Valora Holding AG	28,833	7,042
^	Leonteq AG	96,711	6,748
^	Vontobel Holding AG	152,817	6,627
*	AFG Arbonia-Forster Holding AG	466,764	6,501
*	Kudelski SA	375,431	6,406
	Conzzeta AG	9,454	6,108
	Ascom Holding AG	363,656	5,959
*	Bell AG	13,660	5,408
	Ypsomed Holding AG	32,884	4,904
	BKW AG	108,439	4,718
	Siegfried Holding AG	24,856	4,662
*	EFG International AG	734,927	4,594
*	APG SGA SA	10,858	4,557
*,^	Meyer Burger Technology AG	938,040	4,309
*	Zehnder Group AG	98,209	4,155
*	Basilea Pharmaceutica AG	49,274	4,042
*	Schmolz & Bickenbach AG	5,274,937	3,854
	Vetropack Holding AG	2,311	3,614
	Aryzta AG (Ireland Shares)	76,275	2,945
^	Swissquote Group Holding SA	96,200	2,388
*	Plazza AG	10,477	2,261
^	Alpiq Holding AG	27,994	1,871
	Bachem Holding AG	25,275	1,688
*	Orascom Development Holding AG	151,636	1,301
	Transocean Ltd.	2,086	23
			12,232,720
Taiwan (2.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	233,167,063	1,071,256
	Hon Hai Precision Industry Co. Ltd.	142,459,786	339,348
	Formosa Plastics Corp.	51,255,091	127,293
	Formosa Chemicals & Fibre Corp.	46,080,645	117,422
	Nan Ya Plastics Corp.	59,755,907	116,785
	MediaTek Inc.	15,314,807	108,613
	Delta Electronics Inc.	22,870,999	105,941
	Chunghwa Telecom Co. Ltd.	30,524,456	103,058
	Cathay Financial Holding Co. Ltd.	83,220,012	93,189
	Fubon Financial Holding Co. Ltd.	76,195,018	92,296
	Uni-President Enterprises Corp.	50,716,204	91,299
	China Steel Corp.	129,927,848	91,089
	CTBC Financial Holding Co. Ltd.	175,536,588	88,958
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,689,128	87,027
	Mega Financial Holding Co. Ltd.	113,105,695	80,157
	Largan Precision Co. Ltd.	1,052,376	73,460
	Asustek Computer Inc.	7,377,168	64,671

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Taiwan Mobile Co. Ltd.	17,605,400	58,034
Formosa Petrochemical Corp.	19,948,950	56,583
Catcher Technology Co. Ltd.	7,759,800	54,310
First Financial Holding Co. Ltd.	95,313,031	46,613
Advanced Semiconductor Engineering Inc.	48,378,201	46,551
Quanta Computer Inc.	27,740,950	44,590
E.Sun Financial Holding Co. Ltd.	78,815,053	43,624
Pegatron Corp.	20,176,639	42,505
Hotai Motor Co. Ltd.	4,275,000	42,097
President Chain Store Corp.	5,850,146	41,363
Cheng Shin Rubber Industry Co. Ltd.	19,243,828	39,930
Yuanta Financial Holding Co. Ltd.	115,085,764	37,878
Far EasTone Telecommunications Co. Ltd.	16,711,000	37,682
Hua Nan Financial Holdings Co. Ltd.	77,670,349	37,631
China Development Financial Holding Corp.	147,151,856	37,432
Taiwan Cooperative Financial Holding Co. Ltd.	83,616,973	36,874
United Microelectronics Corp.	96,141,175	35,665
Pou Chen Corp.	27,933,517	35,115
Taiwan Cement Corp.	33,432,700	34,008
Taishin Financial Holding Co. Ltd.	87,619,407	33,055
Chunghwa Telecom Co. Ltd. ADR	935,984	31,917
Far Eastern New Century Corp.	42,388,806	31,655
Innolux Corp.	101,570,024	31,346
SinoPac Financial Holdings Co. Ltd.	99,200,058	29,312
Chang Hwa Commercial Bank Ltd.	56,104,975	29,249
Lite-On Technology Corp.	22,169,383	26,927
China Life Insurance Co. Ltd.	34,809,020	26,161
Compal Electronics Inc.	44,085,689	25,878
Advantech Co. Ltd.	3,578,851	25,223
Eclat Textile Co. Ltd.	2,089,668	23,785
Foxconn Technology Co. Ltd.	11,369,762	23,389
* Inotera Memories Inc.	24,860,002	22,500
Asia Cement Corp.	24,121,567	21,461
Novatek Microelectronics Corp.	6,024,275	20,991
Siliconware Precision Industries Co. Ltd.	14,177,123	20,991
Inventec Corp.	31,687,315	20,894
HTC Corp.	7,576,792	19,259
Chailease Holding Co. Ltd.	11,019,410	18,441
Hermes Microvision Inc.	587,509	17,991
Giant Manufacturing Co. Ltd.	2,981,319	17,876
Advanced Semiconductor Engineering Inc. ADR	3,428,488	17,588
AU Optronics Corp.	59,720,640	17,089
Highwealth Construction Corp.	11,140,860	16,700
WPG Holdings Ltd.	15,484,553	16,522
Shin Kong Financial Holding Co. Ltd.	80,610,258	16,269
Wistron Corp.	26,655,573	15,736
Teco Electric and Machinery Co. Ltd.	18,999,000	14,979
Powertech Technology Inc.	7,356,955	14,848
Chicony Electronics Co. Ltd.	6,075,847	14,555
Phison Electronics Corp.	1,715,510	14,275
Vanguard International Semiconductor Corp.	9,352,000	14,250
Realtek Semiconductor Corp.	4,909,215	13,709
Feng TAY Enterprise Co. Ltd.	3,174,121	13,639
Synnex Technology International Corp.	13,553,463	13,424
Siliconware Precision Industries Co. Ltd. ADR	1,807,130	13,075
Ruentex Development Co. Ltd.	10,855,758	12,209
Kenda Rubber Industrial Co. Ltd.	6,698,132	11,653
Tung Thih Electronic Co. Ltd.	646,000	11,482
Win Semiconductors Corp.	6,088,005	11,432
Micro-Star International Co. Ltd.	7,154,000	11,386
United Microelectronics Corp. ADR	5,755,063	10,877
* Acer Inc.	29,968,682	10,632
Merida Industry Co. Ltd.	2,589,440	10,608
Yageo Corp.	6,377,407	10,377

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Simplo Technology Co. Ltd.	3,059,443	10,295
	Taiwan Fertilizer Co. Ltd.	7,577,000	10,284
*	Eva Airways Corp.	20,528,178	10,161
	Ruentex Industries Ltd.	7,286,340	10,146
	Hiwin Technologies Corp.	2,303,366	10,102
*	Taiwan Business Bank	39,136,370	10,080
	Formosa Taffeta Co. Ltd.	10,975,000	10,040
	Standard Foods Corp.	4,131,063	10,000
	Zhen Ding Technology Holding Ltd.	4,740,355	9,935
	King Yuan Electronics Co. Ltd.	11,071,000	9,744
	Hota Industrial Manufacturing Co. Ltd.	2,024,000	9,684
	CTCI Corp.	7,378,000	9,598
	Airtac International Group	1,441,580	9,526
	Makalot Industrial Co. Ltd.	1,778,918	9,478
	AU Optronics Corp. ADR	3,378,445	9,460
*	China Airlines Ltd.	28,691,646	9,365
	Tripod Technology Corp.	5,101,023	9,328
*	Walsin Lihwa Corp.	35,234,000	9,208
	St. Shine Optical Co. Ltd.	493,000	9,205
*	LCY Chemical Corp.	7,261,288	8,609
	Chipbond Technology Corp.	6,431,000	8,533
	PChome Online Inc.	805,262	8,511
	Eternal Materials Co. Ltd.	8,441,001	8,434
	Transcend Information Inc.	2,971,363	8,338
	Taiwan Secom Co. Ltd.	2,928,920	8,244
	Chroma ATE Inc.	3,681,800	8,155
	eMemory Technology Inc.	744,000	8,131
*	Land Mark Optoelectronics Corp.	553,000	8,118
	Poya International Co. Ltd.	758,384	8,019
	King Slide Works Co. Ltd.	675,000	7,987
	Taiwan Paiho Ltd.	2,578,300	7,742
	Yulon Motor Co. Ltd.	8,753,015	7,675
	Tong Yang Industry Co. Ltd.	5,039,126	7,661
	King's Town Bank Co. Ltd.	10,794,000	7,510
*	Winbond Electronics Corp.	28,794,000	7,458
	Silergy Corp.	557,000	7,397
	Chin-Poon Industrial Co. Ltd.	3,631,000	7,338
	TTY Biopharm Co. Ltd.	2,230,780	7,267
*	Asia Pacific Telecom Co. Ltd.	22,234,848	7,112
	Feng Hsin Steel Co. Ltd.	5,003,000	7,051
	Voltronic Power Technology Corp.	440,358	6,932
	Unimicron Technology Corp.	14,492,750	6,915
	Waterland Financial Holdings Co. Ltd.	27,913,000	6,896
	Wistron NeWeb Corp.	2,632,581	6,829
	TSRC Corp.	7,712,626	6,776
	Cub Elecparts Inc.	548,531	6,628
	Epistar Corp.	10,294,760	6,593
	Evergreen Marine Corp. Taiwan Ltd.	17,832,438	6,565
	Radiant Opto-Electronics Corp.	4,521,948	6,490
	Grape King Bio Ltd.	1,075,000	6,462
	Taichung Commercial Bank Co. Ltd.	22,549,680	6,383
	Parade Technologies Ltd.	689,805	6,378
*	Taiwan Glass Industry Corp.	14,734,747	6,261
	Compeq Manufacturing Co. Ltd.	11,258,000	6,229
*	Nan Kang Rubber Tire Co. Ltd.	7,297,209	6,158
	Far Eastern Department Stores Ltd.	11,479,977	6,143
*	China Petrochemical Development Corp.	24,032,647	6,063
	TPK Holding Co. Ltd.	2,829,695	5,915
	FLEXium Interconnect Inc.	2,569,257	5,891
	Sino-American Silicon Products Inc.	5,467,428	5,803
	Sercomm Corp.	2,439,000	5,783
	Capital Securities Corp.	21,901,175	5,767
	Everlight Electronics Co. Ltd.	4,087,497	5,715
	Gigabyte Technology Co. Ltd.	5,202,000	5,553

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Far Eastern International Bank	19,121,478	5,549
	Clevo Co.	6,339,796	5,543
	Elite Material Co. Ltd.	3,058,965	5,441
	Tung Ho Steel Enterprise Corp.	8,478,842	5,434
	China Steel Chemical Corp.	1,586,000	5,295
	Kinsus Interconnect Technology Corp.	2,731,000	5,275
*	Yeong Guan Energy Technology Group Co. Ltd.	806,000	5,220
	Yungtay Engineering Co. Ltd.	3,599,000	5,213
	WT Microelectronics Co. Ltd.	4,328,260	5,205
	AmTRAN Technology Co. Ltd.	8,328,716	5,147
	China Motor Corp.	7,352,000	5,145
	Casetek Holdings Ltd.	1,136,000	5,102
*	Ennoconn Corp.	400,000	5,089
	Walsin Technology Corp.	6,213,394	5,088
	Coretronic Corp.	5,605,000	5,087
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,225,496	5,080
	Ginko International Co. Ltd.	468,800	5,072
	Firich Enterprises Co. Ltd.	2,084,614	5,047
	Cheng Uei Precision Industry Co. Ltd.	3,926,485	5,038
	Gourmet Master Co. Ltd.	618,000	4,969
	Oriental Union Chemical Corp.	7,606,700	4,867
	Nanya Technology Corp.	4,181,773	4,864
	Accton Technology Corp.	5,181,800	4,851
	Jih Sun Financial Holdings Co. Ltd.	22,230,891	4,839
	Qisda Corp.	15,182,880	4,805
*	Kinpo Electronics	14,200,000	4,784
	Wan Hai Lines Ltd.	8,613,325	4,727
	Tainan Spinning Co. Ltd.	11,681,404	4,718
	Elan Microelectronics Corp.	4,562,000	4,712
	Grand Pacific Petrochemical	8,922,000	4,626
	International Games System Co. Ltd.	543,000	4,613
	Tong Hsing Electronic Industries Ltd.	1,593,259	4,562
	Huaku Development Co. Ltd.	2,573,087	4,538
*	E Ink Holdings Inc.	9,710,000	4,498
	Neo Solar Power Corp.	8,424,268	4,496
	Depo Auto Parts Ind Co. Ltd.	1,446,000	4,467
*	Sanyang Motor Co. Ltd.	6,921,540	4,439
	Prince Housing & Development Corp.	12,136,559	4,436
	Elite Advanced Laser Corp.	914,400	4,375
	Flytech Technology Co. Ltd.	1,298,919	4,360
*	Yang Ming Marine Transport Corp.	16,440,553	4,336
	Cleanaway Co. Ltd.	800,000	4,329
	PharmaEngine Inc.	627,000	4,323
*	Macronix International	38,665,878	4,300
*	General Interface Solution Holding Ltd.	1,620,000	4,285
	Farglory Land Development Co. Ltd.	3,558,815	4,256
	China Bills Finance Corp.	11,042,000	4,210
	Mercuries Life Insurance Co. Ltd.	8,638,481	4,154
	Mitac Holdings Corp.	5,848,997	4,153
	Sinbon Electronics Co. Ltd.	1,972,000	4,096
	YFY Inc.	13,167,515	4,096
	Primax Electronics Ltd.	3,480,000	4,080
*	Bizlink Holding Inc.	717,000	4,070
	Cathay Real Estate Development Co. Ltd.	9,117,000	4,035
	Wisdom Marine Lines Co. Ltd.	3,423,000	3,965
	Visual Photonics Epitaxy Co. Ltd.	2,575,750	3,962
	TXC Corp.	3,105,979	3,946
	Lien Hwa Industrial Corp.	6,336,677	3,944
	Taiwan Shin Kong Security Co. Ltd.	3,168,950	3,932
	XPEC Entertainment Inc.	1,240,871	3,928
	Gigasolar Materials Corp.	235,600	3,911
	Shinkong Synthetic Fibers Corp.	14,748,451	3,903
*	Motech Industries Inc.	4,122,109	3,878
	Shin Zu Shing Co. Ltd.	1,342,000	3,819

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Great Wall Enterprise Co. Ltd.	5,635,920	3,818
	Formosa International Hotels Corp.	629,422	3,812
*	Center Laboratories Inc.	1,795,000	3,752
	Goldsun Building Materials Co. Ltd.	14,354,830	3,698
	Hu Lane Associate Inc.	798,000	3,690
	Chlitina Holding Ltd.	520,300	3,655
	China Synthetic Rubber Corp.	4,947,850	3,642
	TA Chen Stainless Pipe	7,333,410	3,588
	San Shing Fastech Corp.	1,922,014	3,548
	Ton Yi Industrial Corp.	7,385,850	3,540
	Sporton International Inc.	637,465	3,488
	Lung Yen Life Service Corp.	2,050,000	3,460
*	Li Cheng Enterprise Co. Ltd.	711,000	3,455
	Xxentria Technology Materials Corp.	1,261,224	3,404
	U-Ming Marine Transport Corp.	4,216,000	3,403
	ScinoPharm Taiwan Ltd.	2,576,050	3,378
	Greatek Electronics Inc.	2,951,000	3,355
	USI Corp.	8,441,105	3,340
	Chong Hong Construction Co. Ltd.	2,084,416	3,335
	Cheng Loong Corp.	9,254,600	3,311
*	Tatung Co. Ltd.	21,090,738	3,289
	Taiwan FamilyMart Co. Ltd.	506,000	3,286
	Namchow Chemical Industrial Co. Ltd.	1,773,000	3,285
*	Pharmally International Holding Co. Ltd.	300,000	3,245
	YungShin Global Holding Corp.	2,163,850	3,221
	President Securities Corp.	8,516,926	3,213
	Merry Electronics Co. Ltd.	1,713,976	3,181
	Adlink Technology Inc.	1,531,614	3,153
	Sitronix Technology Corp.	1,076,000	3,137
	AcBel Polytech Inc.	4,237,000	3,111
	China Metal Products	2,611,243	3,083
	Ardentec Corp.	4,861,473	3,024
	Aten International Co. Ltd.	1,212,000	3,011
	MIN AIK Technology Co. Ltd.	1,897,000	2,939
	Taiwan TEA Corp.	6,384,000	2,933
	Taiwan Acceptance Corp.	1,286,000	2,921
*	Gintech Energy Corp.	4,258,904	2,892
	Yieh Phui Enterprise Co. Ltd.	11,409,613	2,891
	ITEQ Corp.	3,113,140	2,875
	Globalwafers Co. Ltd.	1,251,000	2,865
	United Integrated Services Co. Ltd.	2,033,000	2,859
*	Microbio Co. Ltd.	3,776,907	2,859
*	HannStar Display Corp.	24,585,060	2,851
	Advanced Ceramic X Corp.	543,000	2,847
	Taiwan Semiconductor Co. Ltd.	2,331,000	2,799
	Faraday Technology Corp.	2,088,666	2,793
	Long Chen Paper Co. Ltd.	6,669,613	2,786
*	Orient Semiconductor Electronics Ltd.	7,153,000	2,734
*	China Man-Made Fiber Corp.	11,270,000	2,717
	Posiflex Technology Inc.	541,895	2,715
*	Taiwan Styrene Monomer	5,395,342	2,701
	Test Research Inc.	1,903,503	2,684
	Zinwell Corp.	1,839,000	2,680
*	Swancor Ind Co. Ltd.	675,000	2,669
	Taiwan Cogeneration Corp.	3,560,550	2,669
*	Chaun-Choung Technology Corp.	780,000	2,659
	Lealea Enterprise Co. Ltd.	9,311,197	2,638
	Systex Corp.	1,558,000	2,615
	Masterlink Securities Corp.	9,497,664	2,595
*	Continental Holdings Corp.	7,500,900	2,578
	Long Bon International Co. Ltd.	4,453,000	2,549
	Brogent Technologies Inc.	302,642	2,529
*	Wei Chuan Foods Corp.	4,083,000	2,521
	Topco Scientific Co. Ltd.	1,375,553	2,487

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Advanced Wireless Semiconductor Co.	1,354,000	2,469
*	Taigen Biopharmaceuticals Holdings Ltd.	2,914,289	2,465
	YC INOX Co. Ltd.	3,281,000	2,458
	Everlight Chemical Industrial Corp.	3,942,537	2,455
	Wah Lee Industrial Corp.	1,809,000	2,452
	BES Engineering Corp.	13,135,000	2,447
	Pihsiang Machinery Manufacturing Co. Ltd.	1,117,000	2,433
	Radium Life Tech Co. Ltd.	7,791,865	2,422
	Ambassador Hotel	3,041,000	2,420
	Taiwan PCB Techvest Co. Ltd.	2,502,153	2,417
	Taiwan Surface Mounting Technology Corp.	2,910,118	2,416
	Universal Cement Corp.	3,754,738	2,402
	Sigurd Microelectronics Corp.	3,278,000	2,400
	Lextar Electronics Corp.	4,974,000	2,395
	Getac Technology Corp.	3,535,000	2,382
	Test Rite International Co. Ltd.	3,900,314	2,361
	Asia Vital Components Co. Ltd.	2,991,148	2,346
*	Shining Building Business Co. Ltd.	6,558,518	2,345
	KEE TAI Properties Co. Ltd.	4,962,740	2,343
	Zeng Hsing Industrial Co. Ltd.	519,000	2,334
	Nan Liu Enterprise Co. Ltd.	509,000	2,330
	Wowprime Corp.	616,015	2,305
	FocalTech Systems Co. Ltd.	2,684,098	2,299
	Holtek Semiconductor Inc.	1,432,000	2,293
	IEI Integration Corp.	2,085,694	2,270
	UPC Technology Corp.	8,409,767	2,270
	Toung Loong Textile Manufacturing	851,000	2,261
*	Ritek Corp.	25,850,000	2,255
	Pixart Imaging Inc.	1,039,711	2,254
	Mercuries & Associates Holding Ltd.	3,891,641	2,252
	Basso Industry Corp.	1,006,200	2,248
	Gloria Material Technology Corp.	4,107,824	2,242
	Formosan Rubber Group Inc.	4,348,000	2,241
*	Gigastorage Corp.	3,004,096	2,233
	Hung Sheng Construction Ltd.	4,494,000	2,212
	Taiwan Land Development Corp.	6,633,725	2,206
*	TWi Pharmaceuticals Inc.	626,000	2,184
	Chung-Hsin Electric & Machinery Manufacturing Corp.	3,742,250	2,144
	Syncmold Enterprise Corp.	1,301,000	2,128
	Pan Jit International Inc.	4,084,000	2,120
	Nan Ya Printed Circuit Board Corp.	2,223,059	2,087
	Dynapack International Technology Corp.	1,387,000	2,080
	WUS Printed Circuit Co. Ltd.	2,604,000	2,077
	A-DATA Technology Co. Ltd.	2,230,087	2,059
*	Medigen Biotechnology Corp.	1,091,032	2,053
	Topkey Corp.	601,000	2,047
	Sunplus Technology Co. Ltd.	5,294,000	2,044
*	D-Link Corp.	6,473,204	2,021
	Green Seal Holding Ltd.	462,900	2,015
	Asia Polymer Corp.	3,637,515	2,013
*	CMC Magnetics Corp.	19,641,364	1,994
	L&K Engineering Co. Ltd.	2,002,000	1,981
	Rich Development Co. Ltd.	7,044,000	1,974
	Sampo Corp.	4,658,000	1,946
	CyberTAN Technology Inc.	3,765,000	1,935
	Sinyi Realty Inc.	2,295,238	1,912
	Darwin Precisions Corp.	5,074,000	1,899
	China General Plastics Corp.	3,898,920	1,885
	Rechi Precision Co. Ltd.	2,510,596	1,871
	Holy Stone Enterprise Co. Ltd.	1,823,500	1,869
	Altek Corp.	2,489,353	1,863
	Elite Semiconductor Memory Technology Inc.	2,275,000	1,845
	Kuoyang Construction Co. Ltd.	5,071,696	1,845
*	Lotus Pharmaceutical Co. Ltd.	889,000	1,845

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Career Technology MFG. Co. Ltd.	3,245,000	1,843
*	Ho Tung Chemical Corp.	8,264,250	1,835
	CSBC Corp. Taiwan	3,838,100	1,835
	Federal Corp.	4,119,777	1,830
	Hung Poo Real Estate Development Corp.	2,265,946	1,827
	Sincere Navigation Corp.	2,899,000	1,826
	Evergreen International Storage & Transport Corp.	4,513,000	1,823
	Lotes Co. Ltd.	692,000	1,822
*	Taiwan Liposome Co. Ltd.	434,000	1,805
	Solar Applied Materials Technology Co.	3,442,740	1,800
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	807,000	1,797
	Senao International Co. Ltd.	1,331,000	1,775
	OptoTech Corp.	5,260,000	1,775
	Kindom Construction Corp.	3,577,000	1,770
	Unitech Printed Circuit Board Corp.	5,114,248	1,770
	Kinik Co.	1,128,000	1,768
	Kuo Toong International Co. Ltd.	2,198,708	1,768
	Unizyx Holding Corp.	3,418,000	1,733
*	Li Peng Enterprise Co. Ltd.	7,044,615	1,719
*	Asia Optical Co. Inc.	2,276,000	1,688
	Soft-World International Corp.	925,620	1,687
	Global Unichip Corp.	717,000	1,673
	ALI Corp.	2,722,000	1,641
*	Green Energy Technology Inc.	2,937,405	1,640
	Yulon Nissan Motor Co. Ltd.	260,179	1,628
	Tong-Tai Machine & Tool Co. Ltd.	2,171,218	1,619
	Johnson Health Tech Co. Ltd.	1,024,110	1,615
	Chimei Materials Technology Corp.	2,944,000	1,597
	Vivotek Inc.	680,006	1,595
	Gemtek Technology Corp.	3,079,564	1,584
	TYC Brother Industrial Co. Ltd.	2,020,000	1,583
*	Chung Hung Steel Corp.	8,481,240	1,575
	Nien Hsing Textile Co. Ltd.	2,097,468	1,540
	China Chemical & Pharmaceutical Co. Ltd.	2,591,000	1,500
	Chung Hwa Pulp Corp.	4,807,712	1,483
	Alpha Networks Inc.	2,916,000	1,457
	Taiflex Scientific Co. Ltd.	1,337,852	1,445
	Elitegroup Computer Systems Co. Ltd.	2,349,441	1,438
	Etron Technology Inc.	3,765,000	1,423
	CHC Healthcare Group	902,489	1,396
	Global Mixed Mode Technology Inc.	673,000	1,390
	Chun Yuan Steel	4,083,653	1,366
	Taiwan Fire & Marine Insurance Co. Ltd.	2,146,000	1,366
*	Wafer Works Corp.	4,544,542	1,365
	Pan-International Industrial Corp.	3,709,991	1,352
	Microlife Corp.	519,400	1,344
	Huang Hsiang Construction Corp.	1,505,000	1,334
	Weltrend Semiconductor	2,064,500	1,326
	GeoVision Inc.	623,907	1,319
	Sonix Technology Co. Ltd.	1,316,000	1,307
	Ichia Technologies Inc.	2,709,000	1,279
	Darfon Electronics Corp.	2,082,000	1,267
	Lite-On Semiconductor Corp.	1,988,439	1,242
*	HannsTouch Solution Inc.	5,691,559	1,241
	Infortrend Technology Inc.	2,506,000	1,241
	Taiyen Biotech Co. Ltd.	1,419,979	1,199
*	Concord Securities Co. Ltd.	6,034,219	1,169
	ITE Technology Inc.	1,343,625	1,149
	Ability Enterprise Co. Ltd.	1,985,249	1,144
	Solartech Energy Corp.	2,193,364	1,140
	Unity Opto Technology Co. Ltd.	2,503,409	1,124
*	E-Ton Solar Tech Co. Ltd.	3,627,096	1,123
	Jess-Link Products Co. Ltd.	1,330,458	1,099
*	AGV Products Corp.	4,329,265	1,075

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Cyberlink Corp.	495,578	1,071
	Tyntek Corp.	2,669,438	1,050
*	Genius Electronic Optical Co. Ltd.	732,363	1,021
	King's Town Construction Co. Ltd.	1,882,771	1,002
	Hsin Kuang Steel Co. Ltd.	2,051,000	988
*	China Electric Manufacturing Corp.	3,905,000	969
*	Silicon Integrated Systems Corp.	4,581,000	956
	Chia Hsin Cement Corp.	3,343,112	949
	Bank of Kaohsiung Co. Ltd.	3,478,639	929
*	LES Enphants Co. Ltd.	2,209,461	926
	Quanta Storage Inc.	1,327,000	886
	Globe Union Industrial Corp.	1,874,625	881
	Sunrex Technology Corp.	1,834,738	864
	Jentech Precision Industrial Co. Ltd.	668,354	859
*	Gold Circuit Electronics Ltd.	3,398,000	850
	Lingsen Precision Industries Ltd.	3,034,000	788
	ACES Electronic Co. Ltd.	792,000	753
	Phihong Technology Co. Ltd.	2,131,000	678
	FSP Technology Inc.	897,071	667
	Tsann Kuen Enterprise Co. Ltd.	930,000	664
	Chinese Maritime Transport Ltd.	891,000	663
*	Champion Building Materials Co. Ltd.	3,075,000	660
	ENG Electric Co. Ltd.	1,207,483	638
*	G Tech Optoelectronics Corp.	2,160,334	624
*	Dynamic Electronics Co. Ltd.	2,299,000	599
	Shih Wei Navigation Co. Ltd.	1,510,772	529
*	Ta Ya Electric Wire & Cable	3,772,950	521
	Sheng Yu Steel Co. Ltd.	851,000	517
*	Eastern Media International Corp.	2,917,195	514
	Advanced International Multitech Co. Ltd.	751,000	503
	Young Optics Inc.	527,000	499
*	Global Brands Manufacture Ltd.	1,908,462	431
	Taiwan Mask Corp.	1,546,000	428
	Great China Metal Industry	464,221	385
*	Genesis Photonics Inc.	1,683,931	293
	Taiwan Sanyo Electric Co. Ltd.	192,267	140
*	Tatung Co. Ltd. GDR	38,879	122
*	ProMOS Technologies Inc.	5,975,000	—
			5,762,082
Thailand (0.6%)
*	PTT PCL	6,572,200	57,075
*	Siam Commercial Bank PCL (Local)	11,805,600	44,991
	Siam Cement PCL (Foreign)	3,129,200	43,641
	Kasikornbank PCL (Foreign)	8,802,800	41,987
*	CP ALL PCL (Local)	24,691,300	32,282
*	Advanced Info Service PCL (Local)	6,304,792	28,096
	CP ALL PCL (Foreign)	21,481,570	28,086
	Advanced Info Service PCL (Foreign)	6,120,100	27,273
*	Airports of Thailand PCL	2,303,600	25,825
	Big C Supercenter PCL	3,596,200	25,689
	Airports of Thailand PCL (Foreign)	2,205,300	24,723
	Bangkok Bank PCL (Foreign)	5,034,400	23,876
*	PTT Global Chemical PCL (Local)	13,218,500	23,561
	Intouch Holdings PCL	15,630,500	23,541
*	Bumrungrad Hospital PCL	3,693,800	21,436
*	Central Pattana PCL	14,004,786	21,118
	PTT PCL (Foreign)	2,366,115	20,548
*	Minor International PCL	18,159,980	19,328
*	PTT Exploration and Production PCL (Local)	7,970,500	17,123
*	Bangkok Dusit Medical Services PCL (Local)	24,726,600	16,832
	Siam Commercial Bank PCL (Foreign)	4,402,600	16,778
*	Charoen Pokphand Foods PCL	24,064,000	16,345
*	Kasikornbank PCL	3,382,600	16,037
*	True Corp. PCL	68,683,355	14,600

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	OBI Pharma Inc.	1,234,000	14,515
	PTT Exploration & Production PCL (Foreign)	6,468,969	13,897
*	Digital Telecommunications Infrastructure Fund	29,329,800	12,592
*	Electricity Generating PCL	2,415,300	12,243
	BTS Group Holdings PCL ADR	43,739,900	11,513
*	IRPC PCL	76,149,600	11,096
	Bangkok Dusit Medical Services PCL (Foreign)	15,919,000	10,836
*	Krung Thai Bank PCL	21,214,800	10,601
*	Delta Electronics Thailand PCL	5,128,000	10,549
*	BTS Rail Mass Transit Growth Infrastructure Fund	29,820,024	10,152
*	Land & Houses PCL	37,629,500	9,090
*	Indorama Ventures PCL (Local)	11,127,100	9,046
*	Thai Oil PCL	4,382,100	8,266
	Thai Oil PCL (Foreign)	4,176,800	7,878
*	TMB Bank PCL	117,715,800	7,662
*	Jasmine Broadband Internet Infrastructure Fund	28,195,200	7,580
	PTT Global Chemical PCL (Foreign)	4,225,236	7,531
*	Krung Thai Bank PCL (Foreign)	14,913,137	7,452
	TMB Bank PCL (Foreign)	112,734,300	7,338
*	Bangkok Expressway & Metro PCL	42,681,081	7,265
*	Robinson Department Store PCL	4,893,200	7,196
	Total Access Communication PCL	7,327,600	7,049
*	Superblock PCL	130,526,300	6,865
*	Siam City Cement PCL (Local)	727,117	6,737
*	Thai Union Group PCL	11,260,800	6,656
*	KCE Electronics PCL	2,849,900	6,392
*	Central Plaza Hotel PCL	5,768,300	6,346
	Glow Energy PCL (Foreign)	2,486,345	6,281
	Thai Union Frozen Products PCL (Foreign)	10,402,800	6,149
*	Thanachart Capital PCL	5,746,300	5,708
*	BEC World PCL	7,609,500	5,654
	Charoen Pokphand Foods PCL (Foreign)	8,304,300	5,641
*	Srisawad Power 1979 PCL	4,609,347	5,562
	Ratchaburi Electricity Generating Holding PCL	3,788,300	5,470
*	Bangkok Airways Co. Ltd.	7,492,500	5,464
*	Sino-Thai Engineering & Construction PCL	7,858,242	5,140
*	Glow Energy PCL	2,015,400	5,091
*	Tisco Financial Group PCL	4,058,820	5,048
*	Group Lease PCL	7,046,600	5,029
*	Home Product Center PCL (Local)	21,520,547	4,948
*	Siam Global House PCL (Local)	15,563,283	4,938
	Home Product Center PCL (Foreign)	20,294,238	4,666
*	Tipco Asphalt PCL	6,622,000	4,652
*	Major Cineplex Group PCL	5,085,664	4,582
*	Berli Jucker PCL	4,257,900	4,559
*	Chularat Hospital PCL	54,635,860	4,469
	Bangkok Life Assurance PCL (NVDR)	3,981,520	4,358
*	Gunkul Engineering PCL	5,632,025	4,308
	BTS Group Holdings PCL	16,254,048	4,278
*	Bangkok Land PCL	96,722,100	4,202
	IRPC PCL (Foreign)	28,064,000	4,089
*	Muangthai Leasing PCL	7,093,400	4,053
*	Thaicom PCL	4,821,000	3,963
*	Hana Microelectronics PCL	4,052,500	3,850
*	PTG Energy PCL	8,879,000	3,779
*	Supalai PCL	6,067,700	3,556
*	Krungthai Card PCL	1,336,900	3,522
*	CH Karnchang PCL	4,752,100	3,431
	Indorama Ventures PCL (Foreign)	4,205,648	3,419
*	TPI Polene PCL	47,759,400	3,410
*	Pruksa Real Estate PCL (Local)	4,377,300	3,221
*	Banpu PCL (Local)	8,630,100	3,159
*	Thai Vegetable Oil PCL	4,252,926	3,133
*	Bangchak Petroleum PCL	3,453,100	3,059

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	momo.com Inc.	465,000	3,021
*	VGI Global Media PCL (Local)	23,173,192	3,015
*	Carabao Group PCL	2,572,000	2,942
	True Corp. PCL	13,669,535	2,906
	Jasmine International PCL	23,151,600	2,885
*	Dynasty Ceramic PCL	23,245,100	2,859
*	SPCG PCL	4,750,200	2,838
*	Unique Engineering & Construction PCL	5,440,200	2,769
	Bangkok Expressway & Metro PCL	16,239,220	2,764
*	Kiatnakin Bank PCL (Local)	2,291,100	2,719
*	LPN Development PCL	5,873,100	2,349
*	Sri Trang Agro-Industry PCL	6,291,700	2,317
	TTW PCL	7,840,700	2,308
*	U City PCL	2,640,355,831	2,268
*	Bangkok Chain Hospital PCL (Local)	7,565,000	2,228
*	Inter Far East Energy Corp.	10,682,000	2,168
*	Sansiri PCL (Local)	48,713,400	2,144
*	CK Power PCL	34,584,000	2,133
*	Samart Corp. PCL	4,643,700	2,118
	Kiatnakin Bank PCL (Foreign)	1,775,743	2,108
*	GFPT PCL	5,623,000	2,041
	TTW PCL (Foreign)	6,920,300	2,037
*	TICON Industrial Connection PCL	4,996,500	2,030
	Pruksa Real Estate PCL (Foreign)	2,710,500	1,994
	Hana Microelectronics PCL (Foreign)	2,059,900	1,957
*	Quality Houses PCL (Local)	30,631,550	1,942
*	Thai Reinsurance PCL	24,846,890	1,931
	WHA Corp. PCL	21,886,088	1,899
	Jasmine International PCL (Foreign)	15,089,900	1,880
*	Italian-Thai Development PCL (Local)	9,271,700	1,879
*	Amata Corp. PCL	5,510,800	1,873
	BEC World PCL (Foreign)	2,370,905	1,762
	Bangkok Chain Hospital PCL (Foreign)	5,881,825	1,732
*	Thai Airways International PCL	4,127,700	1,711
*	Esso Thailand PCL	11,058,800	1,659
*	Italian-Thai Development PCL (Foreign)	7,424,785	1,505
	Thoresen Thai Agencies PCL (Foreign)	5,418,772	1,432
*	Thai Airways International PCL (Foreign)	3,415,800	1,416
	WHA Corp. PCL (Foreign)	14,773,650	1,282
*	Thoresen Thai Agencies PCL (Local)	4,540,000	1,200
	VGI Global Media PCL (Foreign)	8,894,080	1,157
*	Cal-Comp Electronics Thailand PCL	11,974,197	1,033
*	AP Thailand PCL	5,710,400	979
*	Banpu PCL (Local) Rights Exp. 05/31/2016	4,315,050	964
	Quality Houses PCL (Foreign)	14,903,018	945
	Banpu PCL	2,537,400	929
*	Univentures PCL (Local)	4,861,300	874
*	Precious Shipping PCL	4,499,600	874
	Siam Global House PCL (Foreign)	2,445,688	776
	Asian Property Development PCL (Foreign)	4,332,944	743
	Univentures PCL (Foreign)	4,060,200	730
	Sansiri PCL (Foreign)	14,838,699	653
*	Maybank Kim Eng Securities Thailand PCL	924,100	593
*	Bangkok Life Assurance PCL	402,900	441
	Samart Corp. PCL (Foreign)	810,500	370
*	Precious Shipping PCL (Foreign)	1,518,350	295
*	Banpu PCL Rights Exp. 05/30/2016	1,268,700	283
*	True Corp. PCL	22,171,601	190
*	Minor International Warrants Exp.11/03/2017	487,890	70
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	6,341,340	69
*	Indorama Ventures PCL Warrants Exp. 08/24/2017	853,604	50
*	WHA Corp. PCL Warrants Exp.12/31/2019	201,600	39
*	True Corp. PCL (Foreign)	4,592,591	39
*	Indorama Ventures Warrants Exp. 08/24/2018	656,618	38

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Jasmine International PCL Warrants Exp. 06/25/2025	7,397,009	13
*	Jasmine International PCL Warrants Exp. 06/25/2020	5,737,892	10
*	G J Steel PCL Warrants Exp. 01/30/2020	9,920,670	7
*	Sansiri PLC Warrants Exp. 07/29/2017	7,803,235	—
*	BTS Group Holdings PCL Warrants Exp.10/16/2018	5,418,016	—
*	Italian-Thai Development PCL (Foreign) Warrants Exp. 05/13/2019	1,484,957	—
*	VGI Global Media PCL	1,154,924	—
*	VGI Global Media PCL Foreign Warrants	1,111,760	—
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	1,038,000	—
*	Thoresen Thai Agencies PCL Warrants Exp. 02/28/2019	701,670	—
*	Samart Corp. PCL Warrants Exp. 02/11/2018	661,060	—
	G Steel PCL	14	—
*	Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	126,432	—
*	Precious Shipping PCL Warrants	151,835	—
*	Loxley PCL Warrants Exp. 03/20/2016	32,585	—
			1,140,160
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	21,992,685	67,698
	Akbank TAS	21,356,162	65,620
	BIM Birlesik Magazalar AS	2,358,415	51,901
*	Turkcell Iletisim Hizmetleri AS	8,279,042	35,827
	KOC Holding AS	6,624,482	34,613
	Tupras Turkiye Petrol Rafinerileri AS	1,283,604	33,856
	Haci Omer Sabanci Holding AS (Bearer)	8,482,109	30,601
	Turkiye Halk Bankasi AS	6,585,704	25,292
	Turkiye Is Bankasi	14,063,237	24,658
	Eregli Demir ve Celik Fabrikalari TAS	14,187,775	23,666
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	20,357,795	21,879
	Turkiye Vakiflar Bankasi TAO	11,166,648	19,708
	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,065,185	16,236
*	Turk Hava Yollari AO	5,764,557	14,207
*	Yapi ve Kredi Bankasi AS	9,173,361	14,025
	Turk Telekomunikasyon AS	5,535,543	13,369
	Ulker Biskuvi Sanayi AS	1,626,106	12,947
	Arcelik AS	1,868,036	12,541
	Tofas Turk Otomobil Fabrikasi AS	1,323,713	10,473
	Coca-Cola Icecek AS	687,475	10,078
	Ford Otomotiv Sanayi AS	742,346	9,979
	Enka Insaat ve Sanayi AS	5,508,454	9,562
	TAV Havalimanlari Holding AS	1,587,885	9,253
*	Petkim Petrokimya Holding AS	6,143,569	9,019
	Turkiye Sise ve Cam Fabrikalari AS	6,107,055	8,530
	Aselsan Elektronik Sanayi Ve Ticaret AS	804,961	5,740
	Turkiye Sinai Kalkinma Bankasi AS	7,588,084	4,745
	Turk Traktor ve Ziraat Makineleri AS	135,762	4,020
*	Koza Altin Isletmeleri AS	525,073	3,437
	Dogus Otomotiv Servis ve Ticaret AS	785,520	3,390
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	6,149,253	3,250
	Otokar Otomotiv Ve Savunma Sanayi A.S.	82,771	3,202
	Soda Sanayii AS	1,841,919	3,099
	Aygaz AS	713,516	2,940
	Tekfen Holding AS	1,373,367	2,934
	Cimsa Cimento Sanayi VE Ticaret AS	501,673	2,920
	Yazicilar Holding AS Class A	462,753	2,551
*	Aksa Enerji Uretim AS Class B	2,425,069	2,473
*	Pegasus Hava Tasimaciligi AS	415,094	2,420
	Aksa Akrilik Kimya Sanayii AS	677,349	2,359
*	Migros Ticaret AS	333,197	2,327
*	Sekerbank TAS	3,910,573	2,220
*	Aksigorta AS	3,047,192	2,178
*	Asya Katilim Bankasi AS	8,415,291	2,168
	Trakya Cam Sanayii AS	2,806,324	2,145
	Is Gayrimenkul Yatirim Ortakligi AS	3,129,982	2,114
*	Vestel Elektronik Sanayi ve Ticaret AS	810,300	2,095

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Gubre Fabrikalari TAS	979,264	2,001
	Akcansa Cimento AS	383,480	1,981
*	Koza Anadolu Metal Madencilik Isletmeleri AS	3,943,176	1,970
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	3,522,281	1,723
	AvivaSA Emeklilik ve Hayat AS	242,269	1,707
	Tat Gida Sanayi AS	795,792	1,689
*	Dogan Sirketler Grubu Holding AS	7,924,256	1,614
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,199,323	1,521
*	NET Holding AS	1,358,893	1,512
*	Zorlu Enerji Elektrik Uretim AS	2,421,219	1,494
	Albaraka Turk Katilim Bankasi AS	2,602,508	1,469
	Bagfas Bandirma Gubre Fabrikalari AS	245,050	1,432
	Bizim Toptan Satis Magazalari AS	226,412	1,422
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	45,087	1,385
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,301,142	1,381
	Anadolu Hayat Emeklilik AS	625,252	1,280
	EGE Endustri VE Ticaret AS	11,513	1,196
	Torunlar Gayrimenkul Yatirim Ortakligi AS	642,034	1,182
	Adana Cimento Sanayii TAS Class A	416,824	1,141
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	359,999	1,070
*	Afyon Cimento Sanayi TAS	444,721	974
	Konya Cimento Sanayii AS	8,327	964
*	Vakif Gayrimenkul Yatirim Ortakligi AS	754,801	693
*	Anadolu Cam Sanayii AS	830,940	620
	Alarko Holding AS	409,805	592
*	Akenerji Elektrik Uretim AS	1,321,807	585
	Turcas Petrol AS	724,518	422
*	Ihlas Holding AS	3,143,110	247
			685,532
United Arab Emirates (0.2%)
	Emirates Telecommunications Group Co. PJSC	18,127,939	93,072
	Emaar Properties PJSC	36,658,273	67,087
	First Gulf Bank PJSC	11,787,628	41,257
	Abu Dhabi Commercial Bank PJSC	19,039,476	34,079
	DP World Ltd.	1,738,176	32,429
	Aldar Properties PJSC	33,068,450	24,363
	Emaar Malls Group PJSC	22,531,719	17,637
	Dubai Islamic Bank PJSC	10,311,784	16,275
	DAMAC Properties Dubai Co. PJSC	18,024,783	12,564
	Union National Bank PJSC	11,449,806	11,091
*	Arabtec Holding PJSC	24,078,768	10,675
*	Dubai Parks & Resorts PJSC	26,884,918	9,688
	Dubai Investments PJSC	14,729,097	8,709
	Air Arabia PJSC	24,688,518	8,320
	Dubai Financial Market PJSC	16,540,646	6,812
*	Dana Gas PJSC	37,845,495	5,841
	Al Waha Capital PJSC	9,742,549	5,424
	Agthia Group PJSC	1,601,728	3,377
	Amanat Holdings PJSC	14,042,052	3,240
*	Deyaar Development PJSC	17,372,988	3,034
	Union Properties PJSC	12,547,048	2,849
*	Eshraq Properties Co. PJSC	11,478,105	2,670
	National Central Cooling Co. PJSC	5,257,076	1,967
	RAK Properties PJSC	11,015,932	1,677
*	Drake & Scull International PJSC	10,774,405	1,636
*	Aramex PJSC	733,646	677
			426,450
United Kingdom (14.1%)
	HSBC Holdings plc	204,514,167	1,355,295
	British American Tobacco plc	19,534,349	1,191,054
	Royal Dutch Shell plc Class A	42,546,076	1,114,422
	GlaxoSmithKline plc	50,951,267	1,088,958
	BP plc	193,735,845	1,067,368
	Royal Dutch Shell plc Class B	39,254,887	1,030,635

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Vodafone Group plc	278,447,007	897,114
	AstraZeneca plc	13,227,716	758,911
	Diageo plc	26,384,240	713,329
	Lloyds Banking Group plc	670,451,575	658,058
	Reckitt Benckiser Group plc	6,586,633	641,665
	SABMiller plc	10,015,021	613,382
	BT Group plc	87,658,092	568,208
	Unilever plc	12,638,205	564,701
	National Grid plc	39,512,920	563,796
	Imperial Brands plc	10,092,193	548,747
	Prudential plc	26,730,485	527,649
	Barclays plc	175,434,673	440,476
	Rio Tinto plc	12,669,426	425,014
	Shire plc	6,158,433	384,300
	WPP plc	13,583,433	317,345
	Compass Group plc	17,271,906	307,586
	BHP Billiton plc	22,126,018	302,342
	Glencore plc	122,133,531	291,890
	Aviva plc	42,357,705	268,358
	SSE plc	10,541,505	232,900
	BAE Systems plc	33,134,680	231,170
	CRH plc (Dublin Shares)	7,877,292	229,253
	Standard Chartered plc	28,160,864	227,614
*	Tesco plc	85,104,493	213,957
	RELX plc	11,724,651	207,717
	Legal & General Group plc	62,244,731	203,410
	ARM Holdings plc	14,791,427	203,026
	Rolls-Royce Holdings plc	19,289,194	189,232
	Experian plc	10,089,080	184,881
	Centrica plc	52,905,624	184,759
	Associated British Foods plc	3,656,901	164,051
	Smith & Nephew plc	9,387,032	158,963
	Anglo American plc	13,665,655	152,855
	Wolseley plc	2,697,873	151,114
	Sky plc	10,983,110	150,975
	Old Mutual plc	51,267,435	139,384
	Land Securities Group plc	8,238,618	136,460
	London Stock Exchange Group plc	3,274,560	130,072
	ITV plc	39,251,373	129,383
	Kingfisher plc	24,183,869	128,845
*	Paddy Power Betfair plc	859,449	114,993
*	Royal Bank of Scotland Group plc	33,872,986	113,961
	Next plc	1,525,912	113,568
	British Land Co. plc	10,718,523	112,775
	Whitbread plc	1,909,098	108,212
	Marks & Spencer Group plc	17,044,818	105,730
	Bunzl plc	3,482,457	103,945
	Capita plc	6,927,786	101,506
	Pearson plc	8,611,352	101,472
	InterContinental Hotels Group plc	2,472,446	98,812
	United Utilities Group plc	7,128,636	98,027
	Standard Life plc	20,509,763	97,940
	Sage Group plc	11,292,859	97,818
	Randgold Resources Ltd.	971,229	97,015
	Carnival plc	1,915,094	95,523
	Persimmon plc	3,206,951	93,278
	Taylor Wimpey plc	33,756,370	91,060
	Johnson Matthey plc	2,027,474	85,691
	International Consolidated Airlines Group SA (London Shares)	10,645,959	81,850
	DCC plc	921,787	81,758
	Barratt Developments plc	10,415,725	81,112
	Burberry Group plc	4,642,767	80,838
	Intertek Group plc	1,684,717	80,371
	Severn Trent plc	2,463,043	80,296

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Direct Line Insurance Group plc	14,423,413	76,410
	Mondi plc	3,857,131	73,882
	GKN plc	18,007,463	73,487
	RSA Insurance Group plc	10,626,515	71,381
	Travis Perkins plc	2,612,390	70,678
	Ashtead Group plc	5,291,714	70,377
	Hammerson plc	8,218,406	70,333
	3i Group plc	10,097,715	70,039
	St. James's Place plc	5,432,544	68,959
	Royal Mail plc	9,498,550	67,654
	Rexam plc	7,346,352	67,188
	Smiths Group plc	4,103,358	66,591
	Provident Financial plc	1,530,970	65,298
	Dixons Carphone plc	10,459,160	65,108
	Informa plc	6,772,304	64,882
	Inmarsat plc	4,710,367	64,090
	Wm Morrison Supermarkets plc	22,712,742	63,553
^	J Sainsbury plc	14,831,885	62,751
	Croda International plc	1,418,532	62,490
	Berkeley Group Holdings plc	1,321,723	57,919
	Admiral Group plc	2,072,366	56,324
2	Auto Trader Group plc	10,143,770	55,713
	DS Smith plc	9,803,188	54,675
	Mediclinic International plc	4,087,762	54,085
	Rightmove plc	950,166	53,699
	TUI AG	3,654,505	53,046
	Halma plc	3,946,883	51,510
	Pennon Group plc	4,293,085	51,018
	Derwent London plc	1,046,068	50,276
	Rentokil Initial plc	18,965,394	48,873
	easyJet plc	2,265,754	48,835
	Meggitt plc	8,116,571	48,800
	Segro plc	7,725,189	47,200
2	Merlin Entertainments plc	7,441,383	47,005
	Hikma Pharmaceuticals plc	1,456,550	46,960
	Howden Joinery Group plc	6,476,054	46,845
	Bellway plc	1,273,437	45,598
	Inchcape plc	4,552,581	45,157
	Aberdeen Asset Management plc	10,300,787	45,064
	G4S plc	16,255,491	44,825
	Micro Focus International plc	1,966,593	43,988
	Schroders plc	1,187,602	43,719
	Intu Properties plc	9,799,434	43,639
	IG Group Holdings plc	3,816,695	43,183
	Hargreaves Lansdown plc	2,271,255	42,762
	William Hill plc	9,283,515	42,503
	Coca-Cola HBC AG	2,054,558	42,115
	Tate & Lyle plc	4,868,597	41,916
	Royal Dutch Shell plc Class A (Amsterdam Shares)	1,570,033	41,477
	Henderson Group plc	10,981,980	41,113
	Investec plc	5,350,064	40,971
	Booker Group plc	17,258,788	40,926
	Aggreko plc	2,514,606	40,026
	Great Portland Estates plc	3,597,001	39,884
	Weir Group plc	2,241,895	39,380
	Capital & Counties Properties plc	7,576,567	39,201
	IMI plc	2,860,362	39,144
	Hiscox Ltd.	2,956,559	38,970
*	Tullow Oil plc	9,438,536	38,786
	ICAP plc	5,644,813	38,699
	Shaftesbury plc	2,894,870	38,506
	Greene King plc	3,216,468	38,495
	UBM plc	4,605,175	38,369
	Spirax-Sarco Engineering plc	761,839	38,064

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Babcock International Group plc	2,639,305	36,626
	John Wood Group plc	3,825,390	34,995
	Man Group plc	16,122,639	34,873
*	BTG plc	3,995,744	34,642
	RPC Group plc	3,191,254	34,055
	Petrofac Ltd.	2,700,195	33,454
	Spectris plc	1,236,993	33,002
	Essentra plc	2,734,326	32,519
	BBA Aviation plc	10,873,188	31,839
	Cable & Wireless Communications plc	29,059,460	31,331
	Berendsen plc	1,788,216	30,896
	Intermediate Capital Group plc	3,383,368	30,416
	Amec Foster Wheeler plc	4,062,594	29,439
	Phoenix Group Holdings	2,336,738	29,403
*	CYBG plc	8,975,417	29,081
	Fresnillo plc	1,762,598	28,731
	WH Smith plc	1,154,609	28,286
	New Europe Property Investments plc	2,242,303	28,260
	Daily Mail & General Trust plc	2,752,791	28,126
	Regus plc	6,566,832	28,098
	Close Brothers Group plc	1,574,110	27,916
	Polymetal International plc	2,688,544	27,869
	Hays plc	14,842,173	27,847
	Britvic plc	2,635,001	27,147
	Jupiter Fund Management plc	4,402,345	27,140
	Cobham plc	11,895,522	26,839
*	Just Eat plc	4,758,270	26,731
	Antofagasta plc	3,702,071	26,219
	Playtech plc	2,208,424	26,007
*	Beazley plc	5,432,595	25,893
	GVC Holdings plc	3,237,984	25,635
	AA plc	6,284,289	25,616
	Moneysupermarket.com Group plc	5,564,509	25,561
*	Balfour Beatty plc	7,275,980	25,423
	Rotork plc	9,047,028	24,750
	UDG Healthcare plc	2,583,872	23,141
	Greencore Group plc	4,272,428	22,546
	Grafton Group plc	2,225,700	22,505
	UNITE Group plc	2,348,058	21,713
^	TalkTalk Telecom Group plc	5,513,458	21,586
	Home Retail Group plc	8,565,054	21,379
	National Express Group plc	4,416,891	20,976
*	Thomas Cook Group plc	15,992,686	20,678
	SSP Group plc	4,910,246	20,654
	WS Atkins plc	1,042,625	20,345
*	Cairn Energy plc	6,094,312	19,981
^	Drax Group plc	4,272,194	19,980
	QinetiQ Group plc	6,090,704	19,948
	Centamin plc	11,147,759	19,714
	Kennedy Wilson Europe Real Estate plc	1,225,261	19,512
^	Carillion plc	4,516,069	19,438
	Crest Nicholson Holdings plc	2,543,943	19,413
	Domino's Pizza Group plc	1,431,871	19,251
	Michael Page International plc	3,221,351	19,175
	CRH plc (London Shares)	658,198	19,167
	Ultra Electronics Holdings plc	737,310	19,040
^	Ashmore Group plc	4,128,155	18,552
	Dignity plc	516,643	18,458
*	Firstgroup plc	12,623,942	18,452
*,^	Ocado Group plc	4,219,046	18,257
	Ladbrokes plc	10,523,089	18,054
	Bovis Homes Group plc	1,406,919	17,956
	Big Yellow Group plc	1,499,660	17,665
	Tritax Big Box REIT plc	8,850,000	17,559

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Bodycote plc	2,004,683	17,500
	Electrocomponents plc	4,634,356	17,497
	Victrex plc	832,990	17,079
	Stagecoach Group plc	4,444,760	16,736
	Go-Ahead Group plc	445,388	16,681
	Lancashire Holdings Ltd.	2,067,018	16,614
	Kier Group plc	950,341	16,546
	Galliford Try plc	868,466	16,235
	HomeServe plc	2,664,744	16,149
	Greggs plc	1,060,679	16,044
*	Serco Group plc	11,353,365	15,972
	AVEVA Group plc	675,647	15,911
	Indivior plc	6,713,763	15,810
	Elementis plc	4,906,590	15,484
	Cineworld Group plc	2,028,412	15,360
	Mitie Group plc	3,827,452	15,200
*	Sports Direct International plc	2,667,746	15,050
	PZ Cussons plc	3,191,373	15,040
	Debenhams plc	13,048,430	14,986
	Workspace Group plc	1,218,708	14,882
	Dechra Pharmaceuticals plc	918,639	14,860
	Savills plc	1,356,272	14,711
	Synthomer plc	2,834,413	14,439
	Laird plc	2,834,319	14,429
	LondonMetric Property plc	6,118,452	14,178
2	Spire Healthcare Group plc	2,945,110	14,123
	Senior plc	4,380,770	13,974
	Fidessa Group plc	400,130	13,950
	Grainger plc	4,281,637	13,929
	Assura plc	16,763,672	13,883
	Genus plc	622,617	13,667
	Pets at Home Group plc	3,799,995	13,483
	Paragon Group of Cos. plc	3,053,375	13,277
	Vesuvius plc	2,795,022	13,178
	Card Factory plc	2,461,752	13,109
	Virgin Money Holdings UK plc	2,419,622	12,937
*	SVG Capital plc	1,707,085	12,867
	Redrow plc	2,267,604	12,699
	Marston's plc	6,035,610	12,680
	Diploma plc	1,184,221	12,672
	Halfords Group plc	2,048,461	12,641
*,2	Wizz Air Holdings plc	457,255	12,593
	Dunelm Group plc	969,700	12,522
	Tullett Prebon plc	2,469,423	12,243
2	John Laing Group plc	3,919,581	12,166
	Entertainment One Ltd.	4,403,306	11,920
	SIG plc	5,983,520	11,864
	Dairy Crest Group plc	1,415,581	11,688
^	Hansteen Holdings plc	7,603,947	11,542
	Brewin Dolphin Holdings plc	2,859,272	11,460
	BGEO Group plc	334,723	11,216
	JD Sports Fashion plc	599,451	10,954
*	Vectura Group plc	4,312,768	10,840
*	Evraz plc	5,166,701	10,728
2	Zoopla Property Group plc	2,485,689	10,721
	Safestore Holdings plc	2,124,378	10,532
	F&C Commercial Property Trust Ltd.	5,401,493	10,513
	Renishaw plc	376,131	10,419
	NMC Health plc	662,885	10,141
	Morgan Advanced Materials plc	2,934,936	10,133
	esure Group plc	2,499,677	9,817
	Ted Baker plc	279,224	9,729
	Petra Diamonds Ltd.	5,504,906	9,511
	Mitchells & Butlers plc	2,413,217	9,477

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Keller Group plc	733,821	9,472
	Interserve plc	1,484,850	9,279
	International Personal Finance plc	2,349,779	9,190
	Computacenter plc	728,395	8,885
	J D Wetherspoon plc	905,435	8,775
	Countrywide plc	1,627,311	8,461
	Redefine International PLC	12,265,356	8,446
	Melrose Industries plc	1,530,546	8,363
	Polypipe Group plc	1,950,469	8,363
^	Telecom Plus plc	611,787	8,334
	Lonmin plc	3,025,728	8,328
	St. Modwen Properties plc	1,855,655	8,303
	UK Commercial Property Trust Ltd.	6,841,358	8,290
	Restaurant Group plc	2,043,498	8,223
	KCOM Group plc	5,436,754	8,220
	JRP Group plc	4,071,048	8,189
	Acacia Mining plc	1,593,444	8,179
	Northgate plc	1,350,404	7,970
	Hunting plc	1,464,675	7,872
*	Ophir Energy plc	7,086,126	7,833
	De La Rue plc	1,092,224	7,743
	Spirent Communications plc	6,384,067	7,323
2	Sophos Group plc	2,393,611	7,189
	Devro plc	1,738,100	7,090
*	KAZ Minerals plc	2,792,600	7,001
^	Vedanta Resources plc	1,132,783	6,990
	Premier Farnell plc	3,874,766	6,877
*,^	Allied Minds plc	1,210,782	6,813
*	Xchanging plc	2,452,933	6,778
	Lookers plc	3,231,030	6,585
*	Enterprise Inns plc	5,148,259	6,530
	Chemring Group plc	3,021,436	6,314
	SuperGroup plc	346,062	6,170
	N Brown Group plc	1,565,965	6,139
	Picton Property Income Ltd.	5,696,394	6,054
	RPS Group plc	2,365,315	6,028
*,^	Imagination Technologies Group plc	2,608,294	5,941
	ITE Group plc	2,587,489	5,861
	Chesnara plc	1,288,954	5,749
*,^	Premier Oil plc	5,235,340	5,665
	Xaar plc	792,851	5,616
	Helical Bar plc	999,091	5,607
	Foxtons Group plc	2,599,167	5,487
*	Aldermore Group plc	1,993,601	5,481
*,^	Hochschild Mining plc	2,294,379	5,239
	Oxford Instruments plc	532,411	5,135
*,2	Shawbrook Group plc	1,204,924	5,045
	Soco International plc	2,284,773	4,948
	Poundland Group plc	1,938,227	4,878
	Shanks Group plc	4,157,386	4,874
*,^	AO World plc	1,790,779	4,759
	Fenner plc	2,227,729	4,688
	888 Holdings plc	1,439,128	4,545
	Stobart Group Ltd.	2,965,609	4,469
	Schroder REIT Ltd.	5,147,008	4,394
	OneSavings Bank plc	1,027,600	4,306
	Cape plc	1,254,270	4,218
*	Premier Foods plc	7,370,941	4,210
	Daejan Holdings plc	48,030	3,944
*	Lamprell plc	2,785,286	3,533
*,^	Genel Energy plc	1,707,489	3,301
	Speedy Hire plc	5,501,569	2,957
	Nostrum Oil & Gas plc	618,181	2,712
*	Mothercare plc	1,456,405	2,596

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2016

					Market
					Value
				Shares	($000)
*,^	Afren plc			7,677,368	200
					28,898,497
United States (0.0%)
*	Descartes Systems Group Inc.			776,455	14,314
*	Endesa Americas SA ADR			210,409	2,973
	Equinix Inc.			892	295

					17,582

Total Common Stocks (Cost $209,189,068)					203,455,397

		Coupon

Temporary Cash Investments (4.1%)[1]
Money Market Fund (4.0%)
5,6	Vanguard Market Liquidity Fund	0.495%		8,241,017,796	8,241,018

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7,8,9	Federal Home Loan Bank Discount Notes	0.371%	5/4/16	8,000	8,000
7,8	Federal Home Loan Bank Discount Notes	0.391%	5/27/16	15,000	14,997
7	Federal Home Loan Bank Discount Notes	0.521%	7/13/16	4,200	4,197
7,8	Federal Home Loan Bank Discount Notes	0.335%	7/20/16	25,000	24,982
7,8	Federal Home Loan Bank Discount Notes	0.471%	8/10/16	10,000	9,990
7,8	Federal Home Loan Bank Discount Notes	0.496%	8/24/16	5,000	4,995
8	United States Treasury Bill	0.386%	5/26/16	10,000	9,999
8	United States Treasury Note/Bond	0.375%	5/31/16	14,954	14,954

					92,114

Total Temporary Cash Investments (Cost $8,333,120)					8,333,132

Total Investments (103.5%) (Cost $217,522,188)					211,788,529
Other Assets and Liabilities—Net (-3.5%)[6]					(7,096,725)

Net Assets (100%)					204,691,804

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,404,819,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $1,045,741,000, representing 0.5% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $8,079,940,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $75,566,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $1,475,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1132 062016

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: June 15, 2016
VANGUARD STAR FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 15, 2016

* By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.